UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2016

Item 1.

Reports to Stockholders
Fidelity Advisor Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85%
Class A, Class T, Class B, Class C

Semi-Annual Report

March 31, 2016

Each Class A, Class T, Class B and Class C are classes of Fidelity Asset Manager® Funds

Contents

Fidelity Asset Manager® 20%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.9	8.7
Fannie Mae	5.6	5.0
Freddie Mac	2.6	2.4
Ginnie Mae	2.1	2.0
Illinois Gen. Oblig.	1.4	1.3
	21.6

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	20.2%
AAA,AA,A	8.9%
BBB	13.4%
BB and Below	10.6%
Not Rated	0.3%
Equities*	19.4%
Short-Term Investments and Net Other Assets	27.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.8%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	18.8%
AAA,AA,A	12.7%
BBB	15.4%
BB and Below	9.5%
Not Rated	0.4%
Equities*	16.0%
Short-Term Investments and Net Other Assets	27.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.3
General Electric Co.	0.2	0.2
Amazon.com, Inc.	0.2	0.1
Medtronic PLC	0.1	0.2
Alphabet, Inc. Class C	0.1	0.2
	0.9

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	38.0	39.8
Energy	5.1	5.2
Consumer Discretionary	4.8	4.7
Information Technology	3.4	2.9
Health Care	2.9	3.7

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	20.8%
Bond Class	52.9%
Short-Term Class	26.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.8%

As of September 30, 2015
Stock Class and Equity Futures*	18.7%
Bond Class	55.8%
Short-Term Class	25.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 13% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 16.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,302,441	$37,373,476
Fidelity Consumer Discretionary Central Fund (a)	286,596	69,688,750
Fidelity Consumer Staples Central Fund (a)	225,224	51,333,131
Fidelity Emerging Markets Equity Central Fund (a)	119,502	21,638,233
Fidelity Energy Central Fund (a)	325,892	34,218,674
Fidelity Financials Central Fund (a)	1,307,811	105,344,180
Fidelity Health Care Central Fund (a)	231,245	72,666,534
Fidelity Industrials Central Fund (a)	254,207	59,784,380
Fidelity Information Technology Central Fund (a)	419,576	120,183,445
Fidelity International Equity Central Fund (a)	1,561,266	114,284,695
Fidelity Materials Central Fund (a)	88,430	17,700,245
Fidelity Real Estate Equity Central Fund (a)	434,305	47,261,108
Fidelity Telecom Services Central Fund (a)	73,025	13,310,935
Fidelity Utilities Central Fund (a)	124,540	20,092,031
TOTAL EQUITY CENTRAL FUNDS
(Cost $496,805,349)		784,879,817

Fixed-Income Central Funds - 54.5%
High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (a)	2,551,568	23,882,678
Fidelity Floating Rate Central Fund (a)	469,324	45,871,681
Fidelity High Income Central Fund 1(a)	2,520,228	230,777,288

TOTAL HIGH YIELD FIXED-INCOME FUNDS		300,531,647

Investment Grade Fixed-Income Funds - 48.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	1,881,321	190,220,323
Fidelity Investment Grade Bond Central Fund (a)	19,569,775	2,097,879,887

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,288,100,210

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,459,850,492)		2,588,631,857

Common Stocks - 0.0%
United States of America - 0.0%
HealthSouth Corp. warrants 1/17/17 (b)
(Cost $730)	493	1,011

Money Market Central Funds - 25.1%
Fidelity Cash Central Fund, 0.39% (c)	159,202,334	159,202,334
Fidelity Money Market Central Fund, 0.69% (c)	1,030,523,208	1,030,523,208
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,189,725,542)		1,189,725,542
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 5/26/16 to 6/2/16 (d)
(Cost $2,098,906)	2,100,000	2,099,444
	Shares	Value

Investment Companies - 2.6%
iShares 20+ Year Treasury Bond ETF	145,200	$18,964,572
iShares S&P 500 Index ETF	511,753	105,753,756
TOTAL INVESTMENT COMPANIES
(Cost $118,350,476)		124,718,328
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $4,266,831,495)		4,690,055,999
NET OTHER ASSETS (LIABILITIES) - 1.2%		56,095,606
NET ASSETS - 100%		$4,746,151,605

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,106 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	46,114,670	$1,958,406

The face value of futures purchased as a percentage of Net Assets is 1.0%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $106,774,696.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,099,444.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$209,235
Fidelity Commodity Strategy Central Fund	6,449
Fidelity Consumer Discretionary Central Fund	539,585
Fidelity Consumer Staples Central Fund	599,236
Fidelity Emerging Markets Debt Central Fund	843,247
Fidelity Emerging Markets Equity Central Fund	113,868
Fidelity Energy Central Fund	301,049
Fidelity Financials Central Fund	971,243
Fidelity Floating Rate Central Fund	1,240,208
Fidelity Health Care Central Fund	287,115
Fidelity High Income Central Fund 1	7,771,661
Fidelity Industrials Central Fund	443,604
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	363,284
Fidelity International Equity Central Fund	1,549,433
Fidelity Investment Grade Bond Central Fund	36,560,801
Fidelity Materials Central Fund	190,511
Fidelity Money Market Central Fund	2,647,915
Fidelity Real Estate Equity Central Fund	593,888
Fidelity Securities Lending Cash Central Fund	56,036
Fidelity Telecom Services Central Fund	146,240
Fidelity Utilities Central Fund	258,931
Total	$55,693,539

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$8,696,714	$53,402,528	$26,067,966	$37,373,476	6.9%
Fidelity Consumer Discretionary Central Fund	69,527,232	857,566	3,341,535	69,688,750	4.5%
Fidelity Consumer Staples Central Fund	47,078,429	829,282	2,402,324	51,333,131	4.0%
Fidelity Emerging Markets Debt Central Fund	23,129,889	935,253	969,611	23,882,678	22.3%
Fidelity Emerging Markets Equity Central Fund	10,011,000	13,455,822	1,994,944	21,638,233	5.9%
Fidelity Energy Central Fund	34,999,849	464,669	1,721,694	34,218,674	4.0%
Fidelity Financials Central Fund	109,655,238	1,478,617	5,351,105	105,344,180	4.5%
Fidelity Floating Rate Central Fund	48,410,557	1,424,191	1,939,192	45,871,681	3.2%
Fidelity Health Care Central Fund	78,605,470	657,619	3,913,983	72,666,534	4.1%
Fidelity High Income Central Fund 1	215,697,752	30,888,922	9,520,301	230,777,288	20.6%
Fidelity Industrials Central Fund	55,272,473	706,181	2,764,122	59,784,380	4.4%
Fidelity Inflation-Protected Bond Index Central Fund	139,715,214	51,745,942	6,517,853	190,220,323	23.1%
Fidelity Information Technology Central Fund	113,946,781	34,562,851	39,364,618	120,183,445	4.3%
Fidelity International Equity Central Fund	134,613,233	2,172,119	24,627,204	114,284,695	5.4%
Fidelity Investment Grade Bond Central Fund	2,319,725,125	42,396,657	287,690,723	2,097,879,887	31.4%
Fidelity Materials Central Fund	17,208,342	267,741	822,708	17,700,245	4.6%
Fidelity Real Estate Equity Central Fund	52,196,868	801,211	11,473,805	47,261,108	20.4%
Fidelity Telecom Services Central Fund	11,768,054	210,694	669,005	13,310,935	3.6%
Fidelity Utilities Central Fund	18,526,202	348,574	934,782	20,092,031	4.3%
Total	$3,508,784,422	$237,606,439	$432,087,475	$3,373,511,674

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$1,011	$1,011	$--	$--
Equity Central Funds	784,879,817	784,879,817	--	--
Fixed-Income Central Funds	2,588,631,857	2,588,631,857	--	--
Money Market Central Funds	1,189,725,542	1,189,725,542	--	--
Other Short-Term Investments	2,099,444	--	2,099,444	--
Investment Companies	124,718,328	124,718,328	--	--
Total Investments in Securities:	$4,690,055,999	$4,687,956,555	$2,099,444	$--
Derivative Instruments:
Assets
Futures Contracts	$1,958,406	$1,958,406	$--	$--
Total Assets	$1,958,406	$1,958,406	$--	$--
Total Derivative Instruments:	$1,958,406	$1,958,406	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,958,406	$0
Total Equity Risk	1,958,406	0
Total Value of Derivatives	$1,958,406	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets (Unaudited), is as follows. The information is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

United States of America	87.0%
United Kingdom	2.6%
Mexico	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	8.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $120,450,112)	$126,818,783
Fidelity Central Funds (cost $4,146,381,383)	4,563,237,216
Total Investments (cost $4,266,831,495)		$4,690,055,999
Receivable for investments sold		59,021,872
Receivable for fund shares sold		3,222,235
Distributions receivable from Fidelity Central Funds		48,974
Prepaid expenses		5,201
Other receivables		22,268
Total assets		4,752,376,549
Liabilities
Payable for investments purchased	$448
Payable for fund shares redeemed	4,024,183
Accrued management fee	1,615,646
Transfer agent fee payable	326,521
Distribution and service plan fees payable	40,682
Payable for daily variation margin for derivative instruments	38,710
Other affiliated payables	96,950
Other payables and accrued expenses	81,804
Total liabilities		6,224,944
Net Assets		$4,746,151,605
Net Assets consist of:
Paid in capital		$4,653,589,303
Undistributed net investment income		7,978,082
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(340,598,690)
Net unrealized appreciation (depreciation) on investments		425,182,910
Net Assets		$4,746,151,605
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($37,271,597 ÷ 2,898,878 shares)		$12.86
Maximum offering price per share (100/94.25 of $12.86)		$13.64
Class T:
Net Asset Value and redemption price per share ($19,440,141 ÷ 1,515,201 shares)		$12.83
Maximum offering price per share (100/96.50 of $12.83)		$13.30
Class B:
Net Asset Value and offering price per share ($1,128,980 ÷ 88,105 shares)(a)		$12.81
Class C:
Net Asset Value and offering price per share ($29,117,890 ÷ 2,278,087 shares)(a)		$12.78
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,638,443,644 ÷ 360,243,336 shares)		$12.88
Class I:
Net Asset Value, offering price and redemption price per share ($20,749,353 ÷ 1,612,053 shares)		$12.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$2,240,153
Interest		2,596
Income from Fidelity Central Funds		55,693,539
Total income		57,936,288
Expenses
Management fee	$9,745,511
Transfer agent fees	1,986,190
Distribution and service plan fees	243,222
Accounting and security lending fees	583,300
Custodian fees and expenses	982
Independent trustees' compensation	10,285
Registration fees	94,109
Audit	23,925
Legal	11,757
Miscellaneous	(102,241)
Total expenses before reductions	12,597,040
Expense reductions	(40,574)	12,556,466
Net investment income (loss)		45,379,822
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,447,413)
Fidelity Central Funds	(2,984,565)
Foreign currency transactions	46,465
Futures contracts	12,872,586
Capital gain distributions from Fidelity Central Funds	123,366
Total net realized gain (loss)		610,439
Change in net unrealized appreciation (depreciation) on: Investment securities	69,066,931
Assets and liabilities in foreign currencies	8,058
Futures contracts	4,542,617
Total change in net unrealized appreciation (depreciation)		73,617,606
Net gain (loss)		74,228,045
Net increase (decrease) in net assets resulting from operations		$119,607,867

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,379,822	$81,712,898
Net realized gain (loss)	610,439	90,968,277
Change in net unrealized appreciation (depreciation)	73,617,606	(170,470,134)
Net increase (decrease) in net assets resulting from operations	119,607,867	2,211,041
Distributions to shareholders from net investment income	(45,383,867)	(78,832,211)
Distributions to shareholders from net realized gain	(98,475,385)	(154,642,623)
Total distributions	(143,859,252)	(233,474,834)
Share transactions - net increase (decrease)	(19,019,970)	(5,269,549)
Total increase (decrease) in net assets	(43,271,355)	(236,533,342)
Net Assets
Beginning of period	4,789,422,960	5,025,956,302
End of period (including undistributed net investment income of $7,978,082 and undistributed net investment income of $7,982,127, respectively)	$4,746,151,605	$4,789,422,960

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.93	$13.56	$13.42	$13.37	$12.62	$12.55
Income from Investment Operations
Net investment income (loss)A	.10	.18	.16	.14	.18	.19
Net realized and unrealized gain (loss)	.20	(.22)	.44	.31	.91	.09
Total from investment operations	.30	(.04)	.60	.45	1.09	.28
Distributions from net investment income	(.11)	(.17)	(.15)	(.14)	(.18)	(.20)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.37)B	(.59)	(.46)C	(.40)D	(.34)	(.21)E
Net asset value, end of period	$12.86	$12.93	$13.56	$13.42	$13.37	$12.62
Total ReturnF,G,H	2.40%	(.33)%	4.54%	3.47%	8.76%	2.22%
Ratios to Average Net AssetsI,J
Expenses before reductions	.83%K	.83%	.82%	.82%	.84%	.85%
Expenses net of fee waivers, if any	.83%K	.83%	.82%	.82%	.84%	.85%
Expenses net of all reductions	.83%K	.83%	.82%	.82%	.83%	.85%
Net investment income (loss)	1.62%K	1.32%	1.16%	1.03%	1.36%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$37,272	$38,841	$38,733	$43,449	$46,763	$36,016
Portfolio turnover rateL	27%K	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.269 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.90	$13.53	$13.40	$13.34	$12.60	$12.53
Income from Investment Operations
Net investment income (loss)A	.09	.14	.12	.10	.14	.16
Net realized and unrealized gain (loss)	.20	(.21)	.43	.33	.90	.09
Total from investment operations	.29	(.07)	.55	.43	1.04	.25
Distributions from net investment income	(.09)	(.14)	(.12)	(.10)	(.15)	(.16)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.36)	(.56)	(.42)	(.37)	(.30)B	(.18)
Net asset value, end of period	$12.83	$12.90	$13.53	$13.40	$13.34	$12.60
Total ReturnC,D,E	2.27%	(.59)%	4.20%	3.28%	8.39%	1.96%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.10%	1.10%	1.10%	1.10%	1.11%
Expenses net of fee waivers, if any	1.10%H	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.09%H	1.10%	1.09%	1.09%	1.10%	1.10%
Net investment income (loss)	1.35%H	1.06%	.89%	.75%	1.09%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$19,440	$19,162	$21,010	$19,844	$18,870	$17,765
Portfolio turnover rateI	27%H	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.88	$13.51	$13.38	$13.33	$12.59	$12.51
Income from Investment Operations
Net investment income (loss)A	.06	.08	.05	.03	.07	.09
Net realized and unrealized gain (loss)	.19	(.22)	.43	.32	.90	.10
Total from investment operations	.25	(.14)	.48	.35	.97	.19
Distributions from net investment income	(.05)	(.07)	(.05)	(.04)	(.08)	(.09)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.32)	(.49)	(.35)	(.30)B	(.23)C	(.11)
Net asset value, end of period	$12.81	$12.88	$13.51	$13.38	$13.33	$12.59
Total ReturnD,E,F	2.00%	(1.09)%	3.68%	2.71%	7.81%	1.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.58%I	1.58%	1.59%	1.62%	1.64%	1.65%
Expenses net of fee waivers, if any	1.58%I	1.58%	1.59%	1.62%	1.64%	1.65%
Expenses net of all reductions	1.58%I	1.58%	1.59%	1.61%	1.64%	1.64%
Net investment income (loss)	.86%I	.58%	.39%	.23%	.55%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,129	$1,499	$2,083	$2,725	$2,732	$3,044
Portfolio turnover rateJ	27%I	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.85	$13.48	$13.35	$13.30	$12.57	$12.50
Income from Investment Operations
Net investment income (loss)A	.05	.07	.05	.03	.08	.10
Net realized and unrealized gain (loss)	.21	(.21)	.43	.33	.89	.09
Total from investment operations	.26	(.14)	.48	.36	.97	.19
Distributions from net investment income	(.06)	(.07)	(.05)	(.04)	(.08)	(.10)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.33)	(.49)	(.35)	(.31)	(.24)	(.12)
Net asset value, end of period	$12.78	$12.85	$13.48	$13.35	$13.30	$12.57
Total ReturnB,C,D	2.02%	(1.09)%	3.70%	2.73%	7.80%	1.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.59%G	1.60%	1.60%	1.60%	1.60%	1.61%
Expenses net of fee waivers, if any	1.59%G	1.60%	1.60%	1.60%	1.60%	1.61%
Expenses net of all reductions	1.59%G	1.60%	1.60%	1.59%	1.60%	1.60%
Net investment income (loss)	.85%G	.56%	.39%	.25%	.59%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$29,118	$28,515	$26,225	$24,910	$22,600	$19,325
Portfolio turnover rateH	27%G	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$13.57	$13.44	$13.39	$12.64	$12.57
Income from Investment Operations
Net investment income (loss)A	.12	.22	.20	.18	.22	.23
Net realized and unrealized gain (loss)	.21	(.22)	.43	.31	.91	.09
Total from investment operations	.33	–	.63	.49	1.13	.32
Distributions from net investment income	(.12)	(.21)	(.20)	(.18)	(.22)	(.23)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.39)	(.63)	(.50)	(.44)B	(.38)	(.25)
Net asset value, end of period	$12.88	$12.94	$13.57	$13.44	$13.39	$12.64
Total ReturnC,D	2.63%	(.04)%	4.80%	3.79%	9.06%	2.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.53%	.53%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.52%G	.53%	.53%	.53%	.54%	.55%
Expenses net of all reductions	.52%G	.52%	.52%	.52%	.54%	.54%
Net investment income (loss)	1.92%G	1.63%	1.46%	1.32%	1.65%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$4,638,444	$4,685,019	$4,923,702	$4,708,494	$4,595,339	$3,569,848
Portfolio turnover rateH	27%G	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$13.57	$13.44	$13.38	$12.64	$12.56
Income from Investment Operations
Net investment income (loss)A	.12	.21	.19	.17	.21	.23
Net realized and unrealized gain (loss)	.20	(.21)	.43	.33	.90	.10
Total from investment operations	.32	–	.62	.50	1.11	.33
Distributions from net investment income	(.12)	(.21)	(.19)	(.17)	(.22)	(.23)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.39)	(.63)	(.49)	(.44)	(.37)B	(.25)
Net asset value, end of period	$12.87	$12.94	$13.57	$13.44	$13.38	$12.64
Total ReturnC,D	2.55%	(.08)%	4.74%	3.83%	8.94%	2.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	.57%G	.57%	.56%	.57%	.58%	.59%
Expenses net of fee waivers, if any	.57%G	.57%	.56%	.57%	.58%	.59%
Expenses net of all reductions	.57%G	.57%	.56%	.56%	.57%	.59%
Net investment income (loss)	1.87%G	1.59%	1.42%	1.29%	1.62%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$20,749	$16,388	$14,204	$32,926	$30,383	$23,073
Portfolio turnover rateH	27%G	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.9	8.7
Fannie Mae	5.6	5.0
Freddie Mac	2.6	2.4
Ginnie Mae	2.1	2.0
Illinois Gen. Oblig.	1.4	1.3
	21.6

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	20.2%
AAA,AA,A	8.9%
BBB	13.4%
BB and Below	10.6%
Not Rated	0.3%
Equities*	30.0%
Short-Term Investments and Net Other Assets	16.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	20.2%
AAA,AA,A	12.8%
BBB	15.6%
BB and Below	9.4%
Not Rated	0.4%
Equities*	24.8%
Short-Term Investments and Net Other Assets	16.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.4
General Electric Co.	0.3	0.3
Medtronic PLC	0.3	0.2
Amazon.com, Inc.	0.2	0.2
Alphabet, Inc. Class C	0.2	0.2
	1.5

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.2	30.7
Consumer Discretionary	6.6	5.9
Energy	5.7	5.8
Information Technology	5.0	4.3
Health Care	4.2	4.9

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	31.1%
Bond Class	52.6%
Short-Term Class	16.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

As of September 30, 2015
Stock Class and Equity Futures*	28.2%
Bond Class	56.0%
Short-Term Class	15.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 18.1% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,393,619	$8,264,159
Fidelity Consumer Discretionary Central Fund (a)	89,710	21,813,810
Fidelity Consumer Staples Central Fund (a)	70,716	16,117,612
Fidelity Emerging Markets Equity Central Fund (a)	136,637	24,740,780
Fidelity Energy Central Fund (a)	102,316	10,743,205
Fidelity Financials Central Fund (a)	410,257	33,046,233
Fidelity Health Care Central Fund (a)	72,587	22,809,832
Fidelity Industrials Central Fund (a)	79,689	18,741,283
Fidelity Information Technology Central Fund (a)	131,425	37,645,303
Fidelity International Equity Central Fund (a)	572,066	41,875,205
Fidelity Materials Central Fund (a)	27,652	5,534,773
Fidelity Real Estate Equity Central Fund (a)	86,232	9,383,736
Fidelity Telecom Services Central Fund (a)	23,113	4,212,979
Fidelity Utilities Central Fund (a)	39,225	6,328,248
TOTAL EQUITY CENTRAL FUNDS
(Cost $196,949,634)		261,257,158

Fixed-Income Central Funds - 54.5%
High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (a)	498,235	4,663,480
Fidelity Floating Rate Central Fund (a)	93,301	9,119,279
Fidelity High Income Central Fund 1 (a)	494,829	45,311,482

TOTAL HIGH YIELD FIXED-INCOME FUNDS		59,094,241

Investment Grade Fixed-Income Funds - 48.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	368,058	37,214,387
Fidelity Investment Grade Bond Central Fund (a)	3,835,491	411,164,684

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		448,379,071

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $498,204,842)		507,473,312

Money Market Central Funds - 13.7%
Fidelity Cash Central Fund, 0.39% (c)	36,399,678	36,399,678
Fidelity Money Market Central Fund, 0.69% (c)	90,666,149	90,666,149
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $127,065,827)		127,065,827
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.34% 5/5/16 (d)
(Cost $429,862)	430,000	429,964
	Shares	Value

Investment Companies - 2.7%
iShares 20+ Year Treasury Bond ETF	27,000	$3,526,470
iShares S&P 500 Index ETF	103,720	21,433,737
TOTAL INVESTMENT COMPANIES
(Cost $23,415,673)		24,960,207
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $846,065,838)		921,186,468
NET OTHER ASSETS (LIABILITIES) - 1.0%		9,039,313
NET ASSETS - 100%		$930,225,781

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
154 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	6,421,030	$(353,980)

The face value of futures purchased as a percentage of Net Assets is 0.7%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $19,296,857.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $296,975.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,816
Fidelity Commodity Strategy Central Fund	1,287
Fidelity Consumer Discretionary Central Fund	163,799
Fidelity Consumer Staples Central Fund	183,201
Fidelity Emerging Markets Debt Central Fund	159,311
Fidelity Emerging Markets Equity Central Fund	122,898
Fidelity Energy Central Fund	91,013
Fidelity Financials Central Fund	293,738
Fidelity Floating Rate Central Fund	238,430
Fidelity Health Care Central Fund	86,988
Fidelity High Income Central Fund 1	1,475,057
Fidelity Industrials Central Fund	134,756
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	109,829
Fidelity International Equity Central Fund	539,493
Fidelity Investment Grade Bond Central Fund	6,945,776
Fidelity Materials Central Fund	57,690
Fidelity Money Market Central Fund	232,966
Fidelity Real Estate Equity Central Fund	113,583
Fidelity Telecom Services Central Fund	44,044
Fidelity Utilities Central Fund	79,043
Total	$11,116,718

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$1,697,494	$11,209,438	$4,922,187	$8,264,159	1.5%
Fidelity Consumer Discretionary Central Fund	20,387,608	1,558,593	924,627	21,813,810	1.4%
Fidelity Consumer Staples Central Fund	13,806,719	1,214,386	666,541	16,117,612	1.3%
Fidelity Emerging Markets Debt Central Fund	4,259,880	431,978	179,351	4,663,480	4.4%
Fidelity Emerging Markets Equity Central Fund	2,926,000	22,978,527	556,693	24,740,780	6.7%
Fidelity Energy Central Fund	10,256,547	814,396	477,630	10,743,205	1.3%
Fidelity Financials Central Fund	32,154,992	2,510,619	1,482,083	33,046,233	1.4%
Fidelity Floating Rate Central Fund	9,072,077	783,660	358,597	9,119,279	0.6%
Fidelity Health Care Central Fund	23,050,967	1,710,371	1,084,122	22,809,832	1.3%
Fidelity High Income Central Fund 1	39,802,986	8,380,110	1,728,882	45,311,482	4.1%
Fidelity Industrials Central Fund	16,214,599	1,304,954	768,408	18,741,283	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	25,813,690	11,473,649	1,089,102	37,214,387	4.5%
Fidelity Information Technology Central Fund	33,415,994	2,486,035	1,580,166	37,645,303	1.3%
Fidelity International Equity Central Fund	46,026,721	3,531,879	8,431,110	41,875,205	2.0%
Fidelity Investment Grade Bond Central Fund	429,038,240	33,611,630	56,091,409	411,164,684	6.2%
Fidelity Materials Central Fund	5,048,199	397,736	226,963	5,534,773	1.4%
Fidelity Real Estate Equity Central Fund	9,716,859	707,920	2,149,890	9,383,736	4.0%
Fidelity Telecom Services Central Fund	3,449,973	341,829	186,523	4,212,979	1.1%
Fidelity Utilities Central Fund	5,434,770	488,639	262,402	6,328,248	1.4%
Total	$731,574,315	$105,936,349	$83,166,686	$768,730,470

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$261,257,158	$261,257,158	$--	$--
Fixed-Income Central Funds	507,473,312	507,473,312	--	--
Money Market Central Funds	127,065,827	127,065,827	--	--
Other Short-Term Investments	429,964	--	429,964	--
Investment Companies	24,960,207	24,960,207	--	--
Total Investments in Securities:	$921,186,468	$920,756,504	$429,964	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(353,980)	$(353,980)	$--	$--
Total Liabilities	$(353,980)	$(353,980)	$--	$--
Total Derivative Instruments:	$(353,980)	$(353,980)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(353,980)
Total Equity Risk	0	(353,980)
Total Value of Derivatives	$0	$(353,980)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.9%
United Kingdom	3.0%
Netherlands	1.5%
Mexico	1.4%
Japan	1.3%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	9.9%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $23,845,535)	$25,390,171
Fidelity Central Funds (cost $822,220,303)	895,796,297
Total Investments (cost $846,065,838)		$921,186,468
Receivable for investments sold		11,885,224
Receivable for fund shares sold		545,364
Distributions receivable from Fidelity Central Funds		11,199
Receivable for daily variation margin for derivative instruments		5,390
Prepaid expenses		972
Other receivables		4,617
Total assets		933,639,234
Liabilities
Payable for investments purchased	$2,079,333
Payable for fund shares redeemed	872,196
Accrued management fee	315,577
Distribution and service plan fees payable	28,236
Other affiliated payables	87,500
Other payables and accrued expenses	30,611
Total liabilities		3,413,453
Net Assets		$930,225,781
Net Assets consist of:
Paid in capital		$911,283,247
Undistributed net investment income		1,596,907
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(57,421,023)
Net unrealized appreciation (depreciation) on investments		74,766,650
Net Assets		$930,225,781
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($23,247,411 ÷ 2,270,093 shares)		$10.24
Maximum offering price per share (100/94.25 of $10.24)		$10.86
Class T:
Net Asset Value and redemption price per share ($11,677,452 ÷ 1,141,528 shares)		$10.23
Maximum offering price per share (100/96.50 of $10.23)		$10.60
Class B:
Net Asset Value and offering price per share ($514,110 ÷ 50,297 shares)(a)		$10.22
Class C:
Net Asset Value and offering price per share ($22,050,709 ÷ 2,164,582 shares)(a)		$10.19
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($864,047,989 ÷ 84,363,846 shares)		$10.24
Class I:
Net Asset Value, offering price and redemption price per share ($8,688,110 ÷ 848,235 shares)		$10.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$384,579
Interest		664
Income from Fidelity Central Funds		11,116,718
Total income		11,501,961
Expenses
Management fee	$1,845,287
Transfer agent fees	360,969
Distribution and service plan fees	161,957
Accounting fees and expenses	163,615
Custodian fees and expenses	715
Independent trustees' compensation	1,923
Registration fees	48,665
Audit	23,731
Legal	2,017
Miscellaneous	(21,021)
Total expenses before reductions	2,587,858
Expense reductions	(8,141)	2,579,717
Net investment income (loss)		8,922,244
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,434,032)
Fidelity Central Funds	(3,457,078)
Foreign currency transactions	9,746
Futures contracts	3,622,440
Capital gain distributions from Fidelity Central Funds	10,854
Total net realized gain (loss)		(1,248,070)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,481,311
Assets and liabilities in foreign currencies	1,470
Futures contracts	109,871
Total change in net unrealized appreciation (depreciation)		19,592,652
Net gain (loss)		18,344,582
Net increase (decrease) in net assets resulting from operations		$27,266,826

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,922,244	$15,099,160
Net realized gain (loss)	(1,248,070)	707,878
Change in net unrealized appreciation (depreciation)	19,592,652	(21,533,426)
Net increase (decrease) in net assets resulting from operations	27,266,826	(5,726,388)
Distributions to shareholders from net investment income	(8,855,334)	(14,360,533)
Distributions to shareholders from net realized gain	(13,942,288)	(23,090,456)
Total distributions	(22,797,622)	(37,450,989)
Share transactions - net increase (decrease)	44,101,635	108,456,289
Total increase (decrease) in net assets	48,570,839	65,278,912
Net Assets
Beginning of period	881,654,942	816,376,030
End of period (including undistributed net investment income of $1,596,907 and undistributed net investment income of $1,529,997, respectively)	$930,225,781	$881,654,942

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.19	$10.71	$10.43	$10.15	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.09	.15	.14	.12	.14	.16
Net realized and unrealized gain (loss)	.21	(.23)	.46	.44	.89	.01
Total from investment operations	.30	(.08)	.60	.56	1.03	.17
Distributions from net investment income	(.09)	(.15)	(.13)	(.11)	(.14)	(.15)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.25)	(.44)B	(.32)C	(.28)	(.25)	(.46)
Net asset value, end of period	$10.24	$10.19	$10.71	$10.43	$10.15	$9.37
Total ReturnD,E,F	2.95%	(.79)%	5.83%	5.64%	11.20%	1.67%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.86%	.85%	.87%	.89%	.91%
Expenses net of fee waivers, if any	.85%I	.86%	.85%	.87%	.89%	.90%
Expenses net of all reductions	.85%I	.86%	.85%	.87%	.88%	.89%
Net investment income (loss)	1.71%I	1.45%	1.29%	1.15%	1.46%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$23,247	$21,424	$22,071	$15,100	$11,431	$9,024
Portfolio turnover rateJ	28%I	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.18	$10.70	$10.42	$10.14	$9.36	$9.65
Income from Investment Operations
Net investment income (loss)A	.07	.13	.11	.09	.12	.14
Net realized and unrealized gain (loss)	.21	(.23)	.46	.44	.89	.01
Total from investment operations	.28	(.10)	.57	.53	1.01	.15
Distributions from net investment income	(.07)	(.12)	(.10)	(.08)	(.12)	(.13)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.23)	(.42)	(.29)B	(.25)	(.23)	(.44)
Net asset value, end of period	$10.23	$10.18	$10.70	$10.42	$10.14	$9.36
Total ReturnC,D,E	2.82%	(1.02)%	5.53%	5.37%	10.91%	1.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.12%H	1.12%	1.13%	1.13%	1.14%	1.13%
Expenses net of fee waivers, if any	1.12%H	1.12%	1.13%	1.13%	1.14%	1.13%
Expenses net of all reductions	1.11%H	1.12%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	1.45%H	1.18%	1.01%	.89%	1.21%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$11,677	$11,098	$9,932	$7,064	$6,542	$4,885
Portfolio turnover rateI	28%H	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.17	$10.69	$10.41	$10.14	$9.36	$9.65
Income from Investment Operations
Net investment income (loss)A	.05	.07	.05	.04	.07	.09
Net realized and unrealized gain (loss)	.21	(.23)	.47	.44	.89	–B
Total from investment operations	.26	(.16)	.52	.48	.96	.09
Distributions from net investment income	(.05)	(.06)	(.05)	(.04)	(.07)	(.07)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.21)	(.36)	(.24)C	(.21)	(.18)	(.38)
Net asset value, end of period	$10.22	$10.17	$10.69	$10.41	$10.14	$9.36
Total ReturnD,E,F	2.55%	(1.55)%	5.02%	4.81%	10.37%	.89%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.62%I	1.61%	1.63%	1.66%	1.68%	1.70%
Expenses net of fee waivers, if any	1.62%I	1.61%	1.63%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62%I	1.61%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.94%I	.69%	.51%	.37%	.69%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$514	$546	$873	$1,078	$1,118	$1,076
Portfolio turnover rateJ	28%I	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.183 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$10.66	$10.38	$10.12	$9.34	$9.63
Income from Investment Operations
Net investment income (loss)A	.05	.07	.06	.04	.07	.09
Net realized and unrealized gain (loss)	.21	(.22)	.46	.43	.89	.01
Total from investment operations	.26	(.15)	.52	.47	.96	.10
Distributions from net investment income	(.05)	(.07)	(.06)	(.04)	(.07)	(.08)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.21)	(.37)	(.24)	(.21)	(.18)	(.39)
Net asset value, end of period	$10.19	$10.14	$10.66	$10.38	$10.12	$9.34
Total ReturnB,C,D	2.58%	(1.51)%	5.09%	4.75%	10.41%	.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.61%G	1.62%	1.62%	1.64%	1.66%	1.67%
Expenses net of fee waivers, if any	1.61%G	1.62%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.61%G	1.61%	1.61%	1.63%	1.64%	1.64%
Net investment income (loss)	.95%G	.69%	.52%	.39%	.69%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$22,051	$19,621	$16,976	$12,001	$7,937	$5,967
Portfolio turnover rateH	28%G	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$10.71	$10.43	$10.15	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.10	.19	.17	.15	.17	.19
Net realized and unrealized gain (loss)	.20	(.22)	.46	.44	.89	.01
Total from investment operations	.30	(.03)	.63	.59	1.06	.20
Distributions from net investment income	(.10)	(.18)	(.17)	(.14)	(.17)	(.18)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.26)	(.48)	(.35)	(.31)	(.28)	(.49)
Net asset value, end of period	$10.24	$10.20	$10.71	$10.43	$10.15	$9.37
Total ReturnB,C	3.02%	(.38)%	6.19%	5.96%	11.53%	1.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.55%	.55%	.56%	.58%	.61%
Expenses net of fee waivers, if any	.53%F	.55%	.55%	.56%	.58%	.61%
Expenses net of all reductions	.53%F	.54%	.55%	.56%	.58%	.60%
Net investment income (loss)	2.03%F	1.76%	1.59%	1.46%	1.76%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$864,048	$820,206	$757,908	$560,306	$364,386	$208,380
Portfolio turnover rateG	28%F	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$10.71	$10.43	$10.16	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.10	.18	.16	.14	.17	.19
Net realized and unrealized gain (loss)	.20	(.22)	.47	.44	.90	–B
Total from investment operations	.30	(.04)	.63	.58	1.07	.19
Distributions from net investment income	(.10)	(.17)	(.16)	(.13)	(.17)	(.18)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.26)	(.47)	(.35)C	(.31)D	(.28)	(.48)E
Net asset value, end of period	$10.24	$10.20	$10.71	$10.43	$10.16	$9.37
Total ReturnF,G	3.00%	(.46)%	6.12%	5.81%	11.56%	1.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	.59%J	.61%	.62%	.62%	.65%	.63%
Expenses net of fee waivers, if any	.59%J	.61%	.62%	.62%	.65%	.63%
Expenses net of all reductions	.59%J	.61%	.62%	.62%	.64%	.62%
Net investment income (loss)	1.97%J	1.69%	1.52%	1.40%	1.69%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$8,688	$8,759	$8,616	$4,663	$2,099	$1,218
Portfolio turnover rateK	28%J	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

 E Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.8	7.8
Fannie Mae	4.9	4.5
Freddie Mac	2.2	2.1
Ginnie Mae	1.8	1.7
Illinois Gen. Oblig.	1.2	1.0
	18.9

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	17.7%
AAA,AA,A	7.7%
BBB	11.9%
BB and Below	9.8%
Not Rated	0.2%
Equities*	38.1%
Short-Term Investments and Net Other Assets	14.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	17.1%
AAA,AA,A	10.9%
BBB	13.9%
BB and Below	9.0%
Not Rated	0.3%
Equities*	34.5%
Short-Term Investments and Net Other Assets	14.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.6
General Electric Co.	0.4	0.3
Medtronic PLC	0.3	0.3
Amazon.com, Inc.	0.3	0.3
Alphabet, Inc. Class C	0.3	0.3
	1.9

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	25.8
Consumer Discretionary	7.5	7.2
Information Technology	6.0	5.9
Energy	5.7	5.8
Health Care	5.0	5.8

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	40.5%
Bond Class	46.4%
Short-Term Class	13.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
Stock Class and Equity Futures*	37.7%
Bond Class	50.0%
Short-Term Class	12.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 19.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 35.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,782,192	$10,568,398
Fidelity Consumer Discretionary Central Fund (a)	138,664	33,717,495
Fidelity Consumer Staples Central Fund (a)	109,284	24,908,105
Fidelity Emerging Markets Equity Central Fund (a)	77,453	14,024,335
Fidelity Energy Central Fund (a)	158,044	16,594,656
Fidelity Financials Central Fund (a)	634,269	51,090,399
Fidelity Health Care Central Fund (a)	112,141	35,239,328
Fidelity Industrials Central Fund (a)	123,125	28,956,586
Fidelity Information Technology Central Fund (a)	202,961	58,136,282
Fidelity International Equity Central Fund (a)	994,515	72,798,467
Fidelity Materials Central Fund (a)	42,723	8,551,436
Fidelity Real Estate Equity Central Fund (a)	100,012	10,883,313
Fidelity Telecom Services Central Fund (a)	35,672	6,502,270
Fidelity Utilities Central Fund (a)	60,677	9,788,961
TOTAL EQUITY CENTRAL FUNDS
(Cost $303,333,318)		381,760,031

Fixed-Income Central Funds - 48.3%
High Yield Fixed-Income Funds - 6.4%
Fidelity Emerging Markets Debt Central Fund (a)	574,979	5,381,805
Fidelity Floating Rate Central Fund (a)	108,550	10,609,694
Fidelity High Income Central Fund 1 (a)	569,125	52,114,805

TOTAL HIGH YIELD FIXED-INCOME FUNDS		68,106,304

Investment Grade Fixed-Income Funds - 41.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	391,124	39,546,580
Fidelity Investment Grade Bond Central Fund (a)	3,816,608	409,140,348

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		448,686,928

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $511,427,247)		516,793,232

Money Market Central Funds - 11.6%
Fidelity Cash Central Fund, 0.39% (c)	74,252,595	74,252,595
Fidelity Money Market Central Fund, 0.69% (c)	49,923,653	49,923,653
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $124,176,248)		124,176,248
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 5/26/16 to 6/2/16 (d)
(Cost $629,692)	630,000	629,835
	Shares	Value

Investment Companies - 3.5%
iShares 20+ Year Treasury Bond ETF	47,600	$6,217,036
iShares S&P 500 Index ETF	152,177	31,447,377
TOTAL INVESTMENT COMPANIES
(Cost $35,869,030)		37,664,413
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $975,435,535)		1,061,023,759
NET OTHER ASSETS (LIABILITIES) - 0.8%		8,107,536
NET ASSETS - 100%		$1,069,131,295

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
290 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	12,091,550	$513,506

The face value of futures purchased as a percentage of Net Assets is 1.1%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $20,011,137.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $629,835.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,410
Fidelity Commodity Strategy Central Fund	1,546
Fidelity Consumer Discretionary Central Fund	253,489
Fidelity Consumer Staples Central Fund	282,914
Fidelity Emerging Markets Debt Central Fund	183,974
Fidelity Emerging Markets Equity Central Fund	64,234
Fidelity Energy Central Fund	140,824
Fidelity Financials Central Fund	452,293
Fidelity Floating Rate Central Fund	277,536
Fidelity Health Care Central Fund	134,519
Fidelity High Income Central Fund 1	1,697,162
Fidelity Industrials Central Fund	207,749
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	169,640
Fidelity International Equity Central Fund	863,639
Fidelity Investment Grade Bond Central Fund	6,895,973
Fidelity Materials Central Fund	89,164
Fidelity Money Market Central Fund	128,280
Fidelity Real Estate Equity Central Fund	131,403
Fidelity Telecom Services Central Fund	67,723
Fidelity Utilities Central Fund	122,169
Total	$12,268,641

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,014,752	$13,710,560	$5,495,106	$10,568,398	2.0%
Fidelity Consumer Discretionary Central Fund	31,124,334	2,561,669	1,134,367	33,717,495	2.2%
Fidelity Consumer Staples Central Fund	21,075,028	1,938,125	818,128	24,908,105	2.0%
Fidelity Emerging Markets Debt Central Fund	4,858,080	516,494	165,665	5,381,805	5.0%
Fidelity Emerging Markets Equity Central Fund	8,204,387	6,394,574	1,057,740	14,024,335	3.8%
Fidelity Energy Central Fund	15,640,813	1,329,536	581,161	16,594,656	1.9%
Fidelity Financials Central Fund	49,091,613	4,134,941	1,822,465	51,090,399	2.2%
Fidelity Floating Rate Central Fund	10,439,176	942,541	331,293	10,609,694	0.7%
Fidelity Health Care Central Fund	35,184,313	2,813,035	1,336,838	35,239,328	2.0%
Fidelity High Income Central Fund 1	45,170,220	9,834,421	1,564,706	52,114,805	4.7%
Fidelity Industrials Central Fund	24,751,343	2,114,942	939,785	28,956,586	2.1%
Fidelity Inflation-Protected Bond Index Central Fund	27,305,449	12,102,915	946,439	39,546,580	4.8%
Fidelity Information Technology Central Fund	50,986,908	14,875,817	12,722,225	58,136,282	2.1%
Fidelity International Equity Central Fund	73,069,208	6,325,462	7,693,498	72,798,467	3.4%
Fidelity Investment Grade Bond Central Fund	425,077,464	36,426,456	56,904,433	409,140,348	6.1%
Fidelity Materials Central Fund	7,702,422	653,333	275,844	8,551,436	2.2%
Fidelity Real Estate Equity Central Fund	11,101,926	888,410	2,384,382	10,883,313	4.7%
Fidelity Telecom Services Central Fund	5,267,814	526,313	230,885	6,502,270	1.8%
Fidelity Utilities Central Fund	8,293,008	775,550	320,095	9,788,961	2.1%
Total	$856,358,258	$118,865,094	$96,725,055	$898,553,263

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$381,760,031	$381,760,031	$--	$--
Fixed-Income Central Funds	516,793,232	516,793,232	--	--
Money Market Central Funds	124,176,248	124,176,248	--	--
Other Short-Term Investments	629,835	--	629,835	--
Investment Companies	37,664,413	37,664,413	--	--
Total Investments in Securities:	$1,061,023,759	$1,060,393,924	$629,835	$--
Derivative Instruments:
Assets
Futures Contracts	$513,506	$513,506	$--	$--
Total Assets	$513,506	$513,506	$--	$--
Total Derivative Instruments:	$513,506	$513,506	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$513,506	$0
Total Equity Risk	513,506	0
Total Value of Derivatives	$513,506	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.7%
United Kingdom	3.1%
Japan	1.7%
Netherlands	1.3%
Mexico	1.1%
Ireland	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	10.1%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $36,498,722)	$38,294,248
Fidelity Central Funds (cost $938,936,813)	1,022,729,511
Total Investments (cost $975,435,535)		$1,061,023,759
Receivable for investments sold		12,996,849
Receivable for fund shares sold		1,618,022
Distributions receivable from Fidelity Central Funds		24,220
Prepaid expenses		1,122
Other receivables		6,688
Total assets		1,075,670,660
Liabilities
Payable for investments purchased	$5,460,015
Payable for fund shares redeemed	532,624
Accrued management fee	361,349
Distribution and service plan fees payable	29,255
Payable for daily variation margin for derivative instruments	18,999
Other affiliated payables	102,865
Other payables and accrued expenses	34,258
Total liabilities		6,539,365
Net Assets		$1,069,131,295
Net Assets consist of:
Paid in capital		$1,043,018,140
Undistributed net investment income		4,299,399
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(64,287,974)
Net unrealized appreciation (depreciation) on investments		86,101,730
Net Assets		$1,069,131,295
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($36,977,188 ÷ 3,519,477 shares)		$10.51
Maximum offering price per share (100/94.25 of $10.51)		$11.15
Class T:
Net Asset Value and redemption price per share ($10,628,535 ÷ 1,013,462 shares)		$10.49
Maximum offering price per share (100/96.50 of $10.49)		$10.87
Class B:
Net Asset Value and offering price per share ($456,730 ÷ 43,385 shares)(a)		$10.53
Class C:
Net Asset Value and offering price per share ($20,648,418 ÷ 1,974,790 shares)(a)		$10.46
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($983,592,190 ÷ 93,602,180 shares)		$10.51
Class I:
Net Asset Value, offering price and redemption price per share ($16,828,234 ÷ 1,601,365 shares)		$10.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$542,661
Interest		694
Income from Fidelity Central Funds		12,268,641
Total income		12,811,996
Expenses
Management fee	$2,119,348
Transfer agent fees	434,959
Distribution and service plan fees	171,379
Accounting fees and expenses	183,682
Custodian fees and expenses	754
Independent trustees' compensation	2,205
Registration fees	58,384
Audit	23,776
Legal	2,290
Miscellaneous	(19,286)
Total expenses before reductions	2,977,491
Expense reductions	(10,230)	2,967,261
Net investment income (loss)		9,844,735
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,904,593)
Fidelity Central Funds	(4,768,948)
Foreign currency transactions	13,840
Futures contracts	3,615,010
Capital gain distributions from Fidelity Central Funds	5,976
Total net realized gain (loss)		(3,038,715)
Change in net unrealized appreciation (depreciation) on: Investment securities	26,739,427
Assets and liabilities in foreign currencies	1,185
Futures contracts	1,150,764
Total change in net unrealized appreciation (depreciation)		27,891,376
Net gain (loss)		24,852,661
Net increase (decrease) in net assets resulting from operations		$34,697,396

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,844,735	$16,273,056
Net realized gain (loss)	(3,038,715)	(4,043,806)
Change in net unrealized appreciation (depreciation)	27,891,376	(26,931,283)
Net increase (decrease) in net assets resulting from operations	34,697,396	(14,702,033)
Distributions to shareholders from net investment income	(10,191,587)	(14,342,957)
Distributions to shareholders from net realized gain	(12,743,655)	(24,422,962)
Total distributions	(22,935,242)	(38,765,919)
Share transactions - net increase (decrease)	59,331,971	226,957,042
Total increase (decrease) in net assets	71,094,125	173,489,090
Net Assets
Beginning of period	998,037,170	824,548,080
End of period (including undistributed net investment income of $4,299,399 and undistributed net investment income of $4,646,251, respectively)	$1,069,131,295	$998,037,170

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.09	.16	.14	.12	.14	.16
Net realized and unrealized gain (loss)	.25	(.28)	.59	.66	1.07	(.06)
Total from investment operations	.34	(.12)	.73	.78	1.21	.10
Distributions from net investment income	(.09)	(.14)	(.15)	(.10)	(.14)	(.14)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.22)	(.45)	(.43)	(.23)	(.23)	(.42)
Net asset value, end of period	$10.51	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnB,C,D	3.32%	(1.19)%	6.98%	7.88%	13.47%	.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.84%G	.85%	.85%	.87%	.90%	.95%
Expenses net of fee waivers, if any	.84%G	.85%	.85%	.87%	.90%	.90%
Expenses net of all reductions	.84%G	.84%	.85%	.86%	.89%	.89%
Net investment income (loss)	1.65%G	1.44%	1.31%	1.21%	1.49%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$36,977	$30,959	$25,419	$16,042	$14,048	$10,337
Portfolio turnover rateH	28%G	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$10.94	$10.64	$10.09	$9.12	$9.44
Income from Investment Operations
Net investment income (loss)A	.07	.13	.11	.10	.12	.13
Net realized and unrealized gain (loss)	.26	(.28)	.59	.66	1.06	(.05)
Total from investment operations	.33	(.15)	.70	.76	1.18	.08
Distributions from net investment income	(.08)	(.11)	(.12)	(.08)	(.12)	(.12)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.21)	(.42)	(.40)	(.21)	(.21)	(.40)
Net asset value, end of period	$10.49	$10.37	$10.94	$10.64	$10.09	$9.12
Total ReturnB,C,D	3.18%	(1.45)%	6.72%	7.62%	13.09%	.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.12%G	1.11%	1.12%	1.14%	1.17%	1.19%
Expenses net of fee waivers, if any	1.12%G	1.11%	1.12%	1.14%	1.15%	1.15%
Expenses net of all reductions	1.11%G	1.10%	1.12%	1.13%	1.14%	1.14%
Net investment income (loss)	1.37%G	1.18%	1.04%	.94%	1.24%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$10,629	$9,309	$8,295	$6,969	$4,803	$3,760
Portfolio turnover rateH	28%G	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.95	$10.66	$10.10	$9.12	$9.44
Income from Investment Operations
Net investment income (loss)A	.05	.08	.06	.04	.07	.08
Net realized and unrealized gain (loss)	.25	(.28)	.58	.67	1.06	(.06)
Total from investment operations	.30	(.20)	.64	.71	1.13	.02
Distributions from net investment income	(.04)	(.05)	(.07)	(.02)	(.06)	(.07)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.17)	(.35)B	(.35)	(.15)	(.15)	(.34)C
Net asset value, end of period	$10.53	$10.40	$10.95	$10.66	$10.10	$9.12
Total ReturnD,E,F	2.95%	(1.87)%	6.10%	7.11%	12.56%	.13%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.59%I	1.59%	1.61%	1.68%	1.70%	1.73%
Expenses net of fee waivers, if any	1.59%I	1.59%	1.61%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.59%I	1.58%	1.61%	1.64%	1.64%	1.64%
Net investment income (loss)	.89%I	.70%	.55%	.43%	.74%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$457	$609	$1,189	$776	$839	$856
Portfolio turnover rateJ	28%I	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.308 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.91	$10.62	$10.08	$9.11	$9.43
Income from Investment Operations
Net investment income (loss)A	.05	.07	.06	.04	.07	.08
Net realized and unrealized gain (loss)	.25	(.27)	.58	.66	1.06	(.05)
Total from investment operations	.30	(.20)	.64	.70	1.13	.03
Distributions from net investment income	(.05)	(.06)	(.07)	(.03)	(.08)	(.08)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.18)	(.37)	(.35)	(.16)	(.16)B	(.35)C
Net asset value, end of period	$10.46	$10.34	$10.91	$10.62	$10.08	$9.11
Total ReturnD,E,F	2.92%	(1.94)%	6.17%	7.02%	12.59%	.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.61%I	1.62%	1.62%	1.64%	1.67%	1.70%
Expenses net of fee waivers, if any	1.61%I	1.62%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.61%I	1.62%	1.62%	1.63%	1.64%	1.64%
Net investment income (loss)	.87%I	.67%	.54%	.44%	.74%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$20,648	$19,515	$15,769	$9,272	$6,814	$3,911
Portfolio turnover rateJ	28%I	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.10	.19	.17	.16	.18	.18
Net realized and unrealized gain (loss)	.26	(.28)	.59	.65	1.06	(.06)
Total from investment operations	.36	(.09)	.76	.81	1.24	.12
Distributions from net investment income	(.11)	(.17)	(.18)	(.13)	(.17)	(.17)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.24)	(.48)	(.46)	(.26)	(.26)	(.44)B
Net asset value, end of period	$10.51	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnC,D	3.48%	(.90)%	7.29%	8.21%	13.78%	1.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.55%	.56%	.57%	.59%	.64%
Expenses net of fee waivers, if any	.54%G	.55%	.56%	.57%	.59%	.64%
Expenses net of all reductions	.54%G	.54%	.56%	.56%	.58%	.63%
Net investment income (loss)	1.95%G	1.74%	1.60%	1.51%	1.81%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$983,592	$917,607	$769,619	$495,019	$328,995	$146,236
Portfolio turnover rateH	28%G	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.10	.18	.17	.15	.17	.18
Net realized and unrealized gain (loss)	.25	(.27)	.58	.66	1.06	(.06)
Total from investment operations	.35	(.09)	.75	.81	1.23	.12
Distributions from net investment income	(.10)	(.17)	(.18)	(.13)	(.16)	(.16)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.23)	(.48)	(.45)B	(.26)	(.25)	(.44)
Net asset value, end of period	$10.51	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnC,D	3.42%	(.90)%	7.25%	8.15%	13.74%	1.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G	.60%	.58%	.63%	.66%	.68%
Expenses net of fee waivers, if any	.60%G	.60%	.58%	.63%	.65%	.65%
Expenses net of all reductions	.60%G	.60%	.57%	.62%	.64%	.64%
Net investment income (loss)	1.89%G	1.69%	1.59%	1.45%	1.74%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$16,828	$20,038	$4,256	$1,196	$911	$580
Portfolio turnover rateH	28%G	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.7
General Electric Co.	0.5	0.4
Medtronic PLC	0.4	0.4
Amazon.com, Inc.	0.4	0.3
Alphabet, Inc. Class C	0.4	0.4
Procter & Gamble Co.	0.4	0.3
Facebook, Inc. Class A	0.4	0.3
Alphabet, Inc. Class A	0.4	0.3
Home Depot, Inc	0.4	0.2
Berkshire Hathaway, Inc. Class B	0.3	0.3
	4.4

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	22.1
Consumer Discretionary	8.6	8.4
Information Technology	7.6	7.4
Health Care	6.1	6.8
Energy	6.1	6.2

Top Five Bond Issuers as of March 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.0	7.3
Fannie Mae	4.3	4.0
Freddie Mac	2.0	1.9
Ginnie Mae	1.5	1.5
Illinois Gen. Oblig.	1.0	0.8
	16.8

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	15.8%
AAA,AA,A	6.8%
BBB	10.3%
BB and Below	9.4%
Not Rated	0.2%
Equities*	47.6%
Short-Term Investments and Net Other Assets	9.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	15.2%
AAA,AA,A	9.8%
BBB	12.2%
BB and Below	8.6%
Not Rated	0.3%
Equities*	43.6%
Short-Term Investments and Net Other Assets	10.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	50.3%
Bond Class	41.4%
Short-Term Class	8.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
Stock Class and Equity Futures*	47.4%
Bond Class	45.3%
Short-Term Class	7.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.5% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 46.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	12,600,076	$74,718,450
Fidelity Consumer Discretionary Central Fund (a)	1,283,516	312,099,762
Fidelity Consumer Staples Central Fund (a)	1,008,864	229,940,300
Fidelity Emerging Markets Equity Central Fund (a)	635,062	114,990,746
Fidelity Energy Central Fund (a)	1,458,693	153,162,727
Fidelity Financials Central Fund (a)	5,859,759	472,003,548
Fidelity Health Care Central Fund (a)	1,035,722	325,465,170
Fidelity Industrials Central Fund (a)	1,138,613	267,778,902
Fidelity Information Technology Central Fund (a)	1,879,058	538,237,476
Fidelity International Equity Central Fund (a)	9,862,841	721,959,969
Fidelity Materials Central Fund (a)	395,952	79,253,671
Fidelity Real Estate Equity Central Fund (a)	699,821	76,154,469
Fidelity Telecom Services Central Fund (a)	327,350	59,669,318
Fidelity Utilities Central Fund (a)	557,689	89,971,919
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,298,838,709)		3,515,406,427

Fixed-Income Central Funds - 43.5%
High Yield Fixed-Income Funds - 6.5%
Fidelity Emerging Markets Debt Central Fund (a)	4,033,017	37,749,039
Fidelity Floating Rate Central Fund (a)	774,624	75,711,743
Fidelity High Income Central Fund 1 (a)	4,160,382	380,966,209

TOTAL HIGH YIELD FIXED-INCOME FUNDS		494,426,991

Investment Grade Fixed-Income Funds - 37.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	2,628,348	265,752,244
Fidelity Investment Grade Bond Central Fund (a)	23,706,935	2,541,383,471

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,807,135,715

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,158,333,346)		3,301,562,706

Common Stocks - 0.0%
United States of America - 0.0%
HealthSouth Corp. warrants 1/17/17 (b)
(Cost $40,921)	27,649	56,680

Money Market Central Funds - 7.4%
Fidelity Cash Central Fund, 0.39% (c)	505,891,761	505,891,761
Fidelity Money Market Central Fund, 0.69% (c)	55,578,966	55,578,966
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	821,500	821,500
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $562,292,227)		562,292,227
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.34% 5/5/16 to 6/9/16 (e)
(Cost $10,185,935)	10,190,000	10,188,255
	Shares	Value

Investment Companies - 2.8%
iShares 20+ Year Treasury Bond ETF (f)	343,200	$44,825,352
iShares S&P 500 Index ETF	829,189	171,351,908
TOTAL INVESTMENT COMPANIES
(Cost $202,521,716)		216,177,260
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $6,232,212,854)		7,605,683,555
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,822,023)
NET ASSETS - 100%		$7,597,861,532

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,248 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	93,730,360	$3,980,558

The face value of futures purchased as a percentage of Net Assets is 1.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $188,917,906.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,874,316.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$708,257
Fidelity Commodity Strategy Central Fund	10,540
Fidelity Consumer Discretionary Central Fund	2,400,790
Fidelity Consumer Staples Central Fund	2,669,605
Fidelity Emerging Markets Debt Central Fund	1,347,543
Fidelity Emerging Markets Equity Central Fund	579,655
Fidelity Energy Central Fund	1,336,620
Fidelity Financials Central Fund	4,307,898
Fidelity Floating Rate Central Fund	2,064,825
Fidelity Health Care Central Fund	1,276,908
Fidelity High Income Central Fund 1	12,752,647
Fidelity Industrials Central Fund	1,971,208
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	1,614,007
Fidelity International Equity Central Fund	8,461,824
Fidelity Investment Grade Bond Central Fund	44,895,902
Fidelity Materials Central Fund	847,063
Fidelity Money Market Central Fund	142,811
Fidelity Real Estate Equity Central Fund	965,127
Fidelity Securities Lending Cash Central Fund	90,062
Fidelity Telecom Services Central Fund	648,688
Fidelity Utilities Central Fund	1,151,226
Total	$90,243,206

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$14,107,624	$97,597,169	$39,426,800	$74,718,450	13.8%
Fidelity Consumer Discretionary Central Fund	305,753,520	4,814,745	10,006,831	312,099,762	20.1%
Fidelity Consumer Staples Central Fund	206,996,342	4,344,708	7,267,643	229,940,300	18.1%
Fidelity Emerging Markets Debt Central Fund	37,113,357	1,621,458	2,223,260	37,749,039	35.2%
Fidelity Emerging Markets Equity Central Fund	79,664,448	42,072,693	10,429,432	114,990,746	31.1%
Fidelity Energy Central Fund	153,679,962	2,549,065	5,155,596	153,162,727	17.9%
Fidelity Financials Central Fund	482,162,133	8,174,686	15,997,568	472,003,548	20.1%
Fidelity Floating Rate Central Fund	80,941,046	2,612,213	4,446,336	75,711,743	5.3%
Fidelity Health Care Central Fund	345,575,850	4,076,069	11,756,904	325,465,170	18.4%
Fidelity High Income Central Fund 1	348,630,207	54,278,439	11,647,386	380,966,209	34.1%
Fidelity Industrials Central Fund	243,088,770	3,928,892	8,319,915	267,778,902	19.9%
Fidelity Inflation-Protected Bond Index Central Fund	210,977,007	60,308,600	12,806,188	265,752,244	32.3%
Fidelity Information Technology Central Fund	500,998,244	5,772,519	17,093,493	538,237,476	19.1%
Fidelity International Equity Central Fund	730,899,356	26,661,808	47,206,108	721,959,969	34.1%
Fidelity Investment Grade Bond Central Fund	2,900,282,297	108,966,640	494,560,757	2,541,383,471	38.0%
Fidelity Materials Central Fund	75,673,855	1,431,205	2,450,836	79,253,671	20.7%
Fidelity Real Estate Equity Central Fund	84,803,465	1,612,991	19,589,626	76,154,469	32.8%
Fidelity Telecom Services Central Fund	51,730,713	1,086,265	2,054,054	59,669,318	16.2%
Fidelity Utilities Central Fund	81,381,954	1,803,631	2,865,059	89,971,919	19.2%
Total	$6,934,460,150	$433,713,796	$725,303,792	$6,816,969,133

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$56,680	$56,680	$--	$--
Equity Central Funds	3,515,406,427	3,515,406,427	--	--
Fixed-Income Central Funds	3,301,562,706	3,301,562,706	--	--
Money Market Central Funds	562,292,227	562,292,227	--	--
Other Short-Term Investments	10,188,255	--	10,188,255	--
Investment Companies	216,177,260	216,177,260	--	--
Total Investments in Securities:	$7,605,683,555	$7,595,495,300	$10,188,255	$--
Derivative Instruments:
Assets
Futures Contracts	$3,980,558	$3,980,558	$--	$--
Total Assets	$3,980,558	$3,980,558	$--	$--
Total Derivative Instruments:	$3,980,558	$3,980,558	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,980,558	$0
Total Equity Risk	3,980,558	0
Total Value of Derivatives	$3,980,558	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.5%
United Kingdom	3.7%
Japan	2.1%
Netherlands	1.4%
Ireland	1.3%
Cayman Islands	1.2%
France	1.2%
Mexico	1.1%
Others (Individually Less Than 1%)	10.5%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $809,782) — See accompanying schedule: Unaffiliated issuers (cost $212,748,572)	$226,422,195
Fidelity Central Funds (cost $6,019,464,282)	7,379,261,360
Total Investments (cost $6,232,212,854)		$7,605,683,555
Receivable for investments sold		64,139,782
Receivable for fund shares sold		1,885,692
Distributions receivable from Fidelity Central Funds		163,994
Prepaid expenses		8,548
Other receivables		252,609
Total assets		7,672,134,180
Liabilities
Payable for investments purchased	$64,404,417
Payable for fund shares redeemed	3,866,653
Accrued management fee	3,131,029
Distribution and service plan fees payable	64,745
Payable for daily variation margin for derivative instruments	733,502
Other affiliated payables	947,756
Other payables and accrued expenses	303,046
Collateral on securities loaned, at value	821,500
Total liabilities		74,272,648
Net Assets		$7,597,861,532
Net Assets consist of:
Paid in capital		$7,200,580,343
Undistributed net investment income		27,588,713
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,007,758,783)
Net unrealized appreciation (depreciation) on investments		1,377,451,259
Net Assets		$7,597,861,532
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($70,455,888 ÷ 4,363,667 shares)		$16.15
Maximum offering price per share (100/94.25 of $16.15)		$17.14
Class T:
Net Asset Value and redemption price per share ($31,470,943 ÷ 1,951,319 shares)		$16.13
Maximum offering price per share (100/96.50 of $16.13)		$16.72
Class B:
Net Asset Value and offering price per share ($2,227,215 ÷ 138,269 shares)(a)		$16.11
Class C:
Net Asset Value and offering price per share ($43,002,587 ÷ 2,682,445 shares)(a)		$16.03
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($7,413,683,462 ÷ 457,389,914 shares)		$16.21
Class I:
Net Asset Value, offering price and redemption price per share ($37,021,437 ÷ 2,288,073 shares)		$16.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$3,950,087
Interest		8,704
Income from Fidelity Central Funds		90,243,206
Total income		94,201,997
Expenses
Management fee	$19,078,132
Transfer agent fees	5,090,918
Distribution and service plan fees	387,670
Accounting and security lending fees	740,526
Custodian fees and expenses	1,408
Independent trustees' compensation	16,884
Depreciation in deferred trustee compensation account	(223)
Registration fees	66,527
Audit	25,015
Legal	26,575
Miscellaneous	(115,339)
Total expenses before reductions	25,318,093
Expense reductions	(98,968)	25,219,125
Net investment income (loss)		68,982,872
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,089,069)
Fidelity Central Funds	(4,369,045)
Foreign currency transactions	142,081
Futures contracts	28,198,804
Capital gain distributions from Fidelity Central Funds	6,653
Total net realized gain (loss)		7,889,424
Change in net unrealized appreciation (depreciation) on: Investment securities	192,863,990
Assets and liabilities in foreign currencies	6,315
Futures contracts	9,438,116
Total change in net unrealized appreciation (depreciation)		202,308,421
Net gain (loss)		210,197,845
Net increase (decrease) in net assets resulting from operations		$279,180,717

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,982,872	$133,185,209
Net realized gain (loss)	7,889,424	224,814,206
Change in net unrealized appreciation (depreciation)	202,308,421	(462,905,058)
Net increase (decrease) in net assets resulting from operations	279,180,717	(104,905,643)
Distributions to shareholders from net investment income	(75,305,629)	(123,762,955)
Distributions to shareholders from net realized gain	(287,947,103)	(522,702,610)
Total distributions	(363,252,732)	(646,465,565)
Share transactions - net increase (decrease)	(1,381,743)	298,082,778
Total increase (decrease) in net assets	(85,453,758)	(453,288,430)
Net Assets
Beginning of period	7,683,315,290	8,136,603,720
End of period (including undistributed net investment income of $27,588,713 and undistributed net investment income of $33,911,470, respectively)	$7,597,861,532	$7,683,315,290

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.33	$17.99	$17.78	$16.36	$14.43	$14.64
Income from Investment Operations
Net investment income (loss)A	.12	.23	.22	.19	.21	.22
Net realized and unrealized gain (loss)	.45	(.50)	1.13	1.43	1.98	(.19)
Total from investment operations	.57	(.27)	1.35	1.62	2.19	.03
Distributions from net investment income	(.14)	(.22)	(.23)	(.19)	(.23)	(.22)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.75)B	(1.39)	(1.14)	(.20)C	(.26)D	(.24)
Net asset value, end of period	$16.15	$16.33	$17.99	$17.78	$16.36	$14.43
Total ReturnE,F,G	3.58%	(1.70)%	7.96%	10.01%	15.31%	.11%
Ratios to Average Net AssetsH,I
Expenses before reductions	.96%J	.96%	.95%	.99%	1.01%	1.01%
Expenses net of fee waivers, if any	.96%J	.96%	.95%	.99%	1.01%	1.01%
Expenses net of all reductions	.95%J	.95%	.95%	.98%	1.00%	1.00%
Net investment income (loss)	1.51%J	1.34%	1.24%	1.12%	1.35%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$70,456	$70,616	$72,246	$74,128	$61,693	$48,154
Portfolio turnover rateK	26%J	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.616 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.31	$17.97	$17.76	$16.34	$14.41	$14.63
Income from Investment Operations
Net investment income (loss)A	.10	.19	.17	.15	.17	.19
Net realized and unrealized gain (loss)	.45	(.51)	1.14	1.43	1.98	(.20)
Total from investment operations	.55	(.32)	1.31	1.58	2.15	(.01)
Distributions from net investment income	(.11)	(.17)	(.19)	(.15)	(.20)	(.19)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.73)	(1.34)	(1.10)	(.16)B	(.22)	(.21)
Net asset value, end of period	$16.13	$16.31	$17.97	$17.76	$16.34	$14.41
Total ReturnC,D,E	3.44%	(1.98)%	7.69%	9.76%	15.06%	(.16)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.22%H	1.22%	1.22%	1.24%	1.24%	1.23%
Expenses net of fee waivers, if any	1.22%H	1.22%	1.22%	1.24%	1.24%	1.23%
Expenses net of all reductions	1.22%H	1.22%	1.22%	1.22%	1.23%	1.22%
Net investment income (loss)	1.24%H	1.07%	.97%	.87%	1.12%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$31,471	$30,381	$32,372	$28,826	$22,505	$19,679
Portfolio turnover rateI	26%H	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.28	$17.94	$17.73	$16.31	$14.38	$14.59
Income from Investment Operations
Net investment income (loss)A	.06	.10	.09	.06	.09	.11
Net realized and unrealized gain (loss)	.46	(.51)	1.13	1.44	1.98	(.20)
Total from investment operations	.52	(.41)	1.22	1.50	2.07	(.09)
Distributions from net investment income	(.07)	(.08)	(.10)	(.06)	(.11)	(.10)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.69)	(1.25)	(1.01)	(.08)	(.14)B	(.12)
Net asset value, end of period	$16.11	$16.28	$17.94	$17.73	$16.31	$14.38
Total ReturnC,D,E	3.23%	(2.48)%	7.17%	9.20%	14.47%	(.65)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.70%H	1.70%	1.70%	1.74%	1.76%	1.76%
Expenses net of fee waivers, if any	1.70%H	1.70%	1.70%	1.74%	1.76%	1.76%
Expenses net of all reductions	1.70%H	1.69%	1.70%	1.72%	1.75%	1.75%
Net investment income (loss)	.77%H	.59%	.49%	.37%	.61%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$2,227	$2,415	$3,579	$3,882	$4,186	$4,109
Portfolio turnover rateI	26%H	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.21	$17.88	$17.68	$16.27	$14.35	$14.57
Income from Investment Operations
Net investment income (loss)A	.06	.10	.08	.06	.09	.11
Net realized and unrealized gain (loss)	.45	(.52)	1.13	1.43	1.98	(.19)
Total from investment operations	.51	(.42)	1.21	1.49	2.07	(.08)
Distributions from net investment income	(.07)	(.08)	(.10)	(.07)	(.12)	(.11)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.69)	(1.25)	(1.01)	(.08)B	(.15)C	(.14)D
Net asset value, end of period	$16.03	$16.21	$17.88	$17.68	$16.27	$14.35
Total ReturnE,F,G	3.20%	(2.52)%	7.16%	9.21%	14.49%	(.64)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.72%J	1.72%	1.72%	1.74%	1.75%	1.74%
Expenses net of fee waivers, if any	1.72%J	1.72%	1.72%	1.74%	1.75%	1.74%
Expenses net of all reductions	1.72%J	1.72%	1.72%	1.73%	1.74%	1.73%
Net investment income (loss)	.75%J	.57%	.47%	.37%	.61%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$43,003	$42,095	$38,792	$31,204	$21,859	$17,320
Portfolio turnover rateK	26%J	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.39	$18.06	$17.84	$16.41	$14.47	$14.68
Income from Investment Operations
Net investment income (loss)A	.15	.29	.28	.24	.26	.27
Net realized and unrealized gain (loss)	.45	(.52)	1.14	1.44	1.99	(.19)
Total from investment operations	.60	(.23)	1.42	1.68	2.25	.08
Distributions from net investment income	(.16)	(.27)	(.29)	(.24)	(.28)	(.26)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.78)	(1.44)	(1.20)	(.25)B	(.31)C	(.29)D
Net asset value, end of period	$16.21	$16.39	$18.06	$17.84	$16.41	$14.47
Total ReturnE,F	3.73%	(1.45)%	8.33%	10.38%	15.71%	.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.66%	.66%	.68%	.69%	.70%
Expenses net of fee waivers, if any	.65%I	.66%	.66%	.67%	.69%	.70%
Expenses net of all reductions	.65%I	.65%	.66%	.66%	.68%	.69%
Net investment income (loss)	1.82%I	1.63%	1.53%	1.43%	1.67%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$7,413,683	$7,504,374	$7,956,041	$7,384,756	$6,838,743	$5,878,293
Portfolio turnover rateJ	26%I	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.36	$18.03	$17.81	$16.39	$14.46	$14.67
Income from Investment Operations
Net investment income (loss)A	.14	.28	.27	.24	.25	.26
Net realized and unrealized gain (loss)	.46	(.52)	1.14	1.43	1.98	(.19)
Total from investment operations	.60	(.24)	1.41	1.67	2.23	.07
Distributions from net investment income	(.16)	(.26)	(.28)	(.23)	(.27)	(.26)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.78)	(1.43)	(1.19)	(.25)	(.30)B	(.28)
Net asset value, end of period	$16.18	$16.36	$18.03	$17.81	$16.39	$14.46
Total ReturnC,D	3.72%	(1.50)%	8.29%	10.28%	15.58%	.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.70%	.71%	.72%	.75%	.74%
Expenses net of fee waivers, if any	.70%G	.70%	.71%	.72%	.75%	.74%
Expenses net of all reductions	.70%G	.69%	.71%	.71%	.74%	.73%
Net investment income (loss)	1.77%G	1.59%	1.48%	1.39%	1.61%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$37,021	$33,434	$33,575	$21,429	$14,732	$7,316
Portfolio turnover rateH	26%G	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.9
General Electric Co.	0.6	0.5
Medtronic PLC	0.6	0.5
Amazon.com, Inc.	0.5	0.4
Alphabet, Inc. Class C	0.5	0.4
Procter & Gamble Co.	0.5	0.4
Facebook, Inc. Class A	0.5	0.4
Alphabet, Inc. Class A	0.4	0.4
Home Depot, Inc.	0.4	0.2
Berkshire Hathaway, Inc. Class B	0.4	0.4
	5.3

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.5	21.7
Consumer Discretionary	9.7	9.2
Information Technology	8.6	9.0
Health Care	6.8	7.9
Industrials	6.7	6.5

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	13.5%
AAA,AA,A	5.3%
BBB	8.7%
BB and Below	8.5%
Not Rated	0.2%
Equities*	57.5%
Short-Term Investments and Net Other Assets	6.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	13.0%
AAA,AA,A	7.8%
BBB	9.6%
BB and Below	8.2%
Not Rated	0.3%
Equities*	53.2%
Short-Term Investments and Net Other Assets	7.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	60.1%
Bond Class	35.4%
Short-Term Class	4.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
Stock Class and Equity Futures*	57.1%
Bond Class	38.1%
Short-Term Class	4.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 25.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 55.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,448,686	$14,520,710
Fidelity Consumer Discretionary Central Fund (a)	296,006	71,976,886
Fidelity Consumer Staples Central Fund (a)	232,871	53,076,020
Fidelity Emerging Markets Equity Central Fund (a)	144,998	26,254,711
Fidelity Energy Central Fund (a)	336,718	35,355,383
Fidelity Financials Central Fund (a)	1,353,194	108,999,775
Fidelity Health Care Central Fund (a)	239,139	75,146,924
Fidelity Industrials Central Fund (a)	262,634	61,766,205
Fidelity Information Technology Central Fund (a)	433,554	124,187,085
Fidelity International Equity Central Fund (a)	2,359,833	172,739,806
Fidelity Materials Central Fund (a)	91,201	18,254,846
Fidelity Real Estate Equity Central Fund (a)	137,485	14,961,140
Fidelity Telecom Services Central Fund (a)	75,745	13,806,714
Fidelity Utilities Central Fund (a)	129,034	20,817,023
TOTAL EQUITY CENTRAL FUNDS
(Cost $610,048,386)		811,863,228

Fixed-Income Central Funds - 37.1%
High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (a)	788,561	7,380,928
Fidelity Floating Rate Central Fund (a)	141,488	13,829,080
Fidelity High Income Central Fund 1 (a)	788,311	72,185,642

TOTAL HIGH YIELD FIXED-INCOME FUNDS		93,395,650

Investment Grade Fixed-Income Funds - 30.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	510,669	51,633,709
Fidelity Investment Grade Bond Central Fund (a)	3,752,834	402,303,809

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		453,937,518

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $540,863,143)		547,333,168

Money Market Central Funds - 3.6%
Fidelity Cash Central Fund, 0.39% (c)
(Cost $53,097,294)	53,097,294	53,097,294
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.34% 5/5/16 to 6/9/16 (d)
(Cost $2,199,122)	2,200,000	2,199,630
	Shares	Value

Investment Companies - 4.4%
iShares 20+ Year Treasury Bond ETF	87,700	$11,454,497
iShares S&P 500 Index ETF	257,999	53,315,491
TOTAL INVESTMENT COMPANIES
(Cost $62,468,569)		64,769,988
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $1,268,676,514)		1,479,263,308
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,414,527)
NET ASSETS - 100%		$1,476,848,781

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
415 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	17,303,425	$734,845

The face value of futures purchased as a percentage of Net Assets is 1.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $38,342,994.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,199,630.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$82,037
Fidelity Commodity Strategy Central Fund	2,047
Fidelity Consumer Discretionary Central Fund	544,601
Fidelity Consumer Staples Central Fund	608,194
Fidelity Emerging Markets Debt Central Fund	254,519
Fidelity Emerging Markets Equity Central Fund	124,460
Fidelity Energy Central Fund	302,414
Fidelity Financials Central Fund	971,476
Fidelity Floating Rate Central Fund	365,185
Fidelity Health Care Central Fund	289,616
Fidelity High Income Central Fund 1	2,373,945
Fidelity Industrials Central Fund	446,237
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	365,054
Fidelity International Equity Central Fund	1,939,216
Fidelity Investment Grade Bond Central Fund	6,807,253
Fidelity Materials Central Fund	191,793
Fidelity Real Estate Equity Central Fund	181,666
Fidelity Telecom Services Central Fund	146,426
Fidelity Utilities Central Fund	261,659
Total	$16,257,798

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,702,710	$18,699,913	$7,341,818	$14,520,710	2.7%
Fidelity Consumer Discretionary Central Fund	67,628,404	4,350,640	2,490,840	71,976,886	4.6%
Fidelity Consumer Staples Central Fund	45,787,630	3,326,756	1,857,265	53,076,020	4.2%
Fidelity Emerging Markets Debt Central Fund	6,766,010	622,582	246,540	7,380,928	6.9%
Fidelity Emerging Markets Equity Central Fund	17,502,737	9,596,896	1,742,940	26,254,711	7.1%
Fidelity Energy Central Fund	33,982,651	2,229,530	1,294,060	35,355,383	4.1%
Fidelity Financials Central Fund	106,653,771	7,095,433	3,994,728	108,999,775	4.6%
Fidelity Floating Rate Central Fund	13,805,161	1,101,148	493,023	13,829,080	1.0%
Fidelity Health Care Central Fund	76,428,696	4,760,092	2,946,684	75,146,924	4.2%
Fidelity High Income Central Fund 1	63,278,896	13,225,280	2,427,648	72,185,642	6.5%
Fidelity Industrials Central Fund	53,776,839	3,580,079	2,096,492	61,766,205	4.6%
Fidelity Inflation-Protected Bond Index Central Fund	38,379,148	13,057,434	1,228,489	51,633,709	6.3%
Fidelity Information Technology Central Fund	110,818,525	19,965,874	17,293,094	124,187,085	4.4%
Fidelity International Equity Central Fund	165,603,250	12,139,795	7,346,336	172,739,806	8.2%
Fidelity Investment Grade Bond Central Fund	423,077,126	33,825,418	59,083,322	402,303,809	6.0%
Fidelity Materials Central Fund	16,738,695	1,120,106	612,103	18,254,846	4.8%
Fidelity Real Estate Equity Central Fund	15,479,638	1,034,240	3,310,764	14,961,140	6.5%
Fidelity Telecom Services Central Fund	11,442,186	886,277	537,629	13,806,714	3.8%
Fidelity Utilities Central Fund	18,002,811	1,320,446	733,789	20,817,023	4.4%
Total	$1,287,854,884	$151,937,939	$117,077,564	$1,359,196,396

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$811,863,228	$811,863,228	$--	$--
Fixed-Income Central Funds	547,333,168	547,333,168	--	--
Money Market Central Funds	53,097,294	53,097,294	--	--
Other Short-Term Investments	2,199,630	--	2,199,630	--
Investment Companies	64,769,988	64,769,988	--	--
Total Investments in Securities:	$1,479,263,308	$1,477,063,678	$2,199,630	$--
Derivative Instruments:
Assets
Futures Contracts	$734,845	$734,845	$--	$--
Total Assets	$734,845	$734,845	$--	$--
Total Derivative Instruments:	$734,845	$734,845	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$734,845	$0
Total Equity Risk	734,845	0
Total Value of Derivatives	$734,845	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets (Unaudited), is as follows. The information is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

United States of America	74.8%
United Kingdom	4.1%
Japan	2.3%
Ireland	1.6%
Netherlands	1.5%
Cayman Islands	1.4%
France	1.4%
Switzerland	1.1%
Canada	1.1%
Mexico	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	8.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $64,667,691)	$66,969,618
Fidelity Central Funds (cost $1,204,008,823)	1,412,293,690
Total Investments (cost $1,268,676,514)		$1,479,263,308
Receivable for investments sold		8,499,003
Receivable for fund shares sold		1,200,798
Distributions receivable from Fidelity Central Funds		16,578
Prepaid expenses		1,603
Other receivables		12,593
Total assets		1,488,993,883
Liabilities
Payable for investments purchased	$9,682,515
Payable for fund shares redeemed	1,351,713
Accrued management fee	667,346
Distribution and service plan fees payable	45,489
Payable for daily variation margin for derivative instruments	170,435
Other affiliated payables	188,450
Other payables and accrued expenses	39,154
Total liabilities		12,145,102
Net Assets		$1,476,848,781
Net Assets consist of:
Paid in capital		$1,416,510,287
Undistributed net investment income		4,548,535
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(155,531,680)
Net unrealized appreciation (depreciation) on investments		211,321,639
Net Assets		$1,476,848,781
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($56,211,511 ÷ 5,298,378 shares)		$10.61
Maximum offering price per share (100/94.25 of $10.61)		$11.26
Class T:
Net Asset Value and redemption price per share ($17,091,984 ÷ 1,617,829 shares)		$10.56
Maximum offering price per share (100/96.50 of $10.56)		$10.94
Class B:
Net Asset Value and offering price per share ($964,239 ÷ 90,570 shares)(a)		$10.65
Class C:
Net Asset Value and offering price per share ($31,685,452 ÷ 3,029,522 shares)(a)		$10.46
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($1,353,143,090 ÷ 127,131,146 shares)		$10.64
Class I:
Net Asset Value, offering price and redemption price per share ($17,752,505 ÷ 1,666,844 shares)		$10.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$862,122
Interest		1,878
Income from Fidelity Central Funds		16,257,798
Total income		17,121,798
Expenses
Management fee	$3,949,763
Transfer agent fees	853,463
Distribution and service plan fees	270,973
Accounting fees and expenses	288,336
Custodian fees and expenses	909
Independent trustees' compensation	3,082
Registration fees	53,131
Audit	23,926
Legal	3,265
Miscellaneous	(23,162)
Total expenses before reductions	5,423,686
Expense reductions	(18,791)	5,404,895
Net investment income (loss)		11,716,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,747,528)
Fidelity Central Funds	(6,286,115)
Foreign currency transactions	27,697
Futures contracts	5,340,819
Total net realized gain (loss)		(3,665,127)
Change in net unrealized appreciation (depreciation) on: Investment securities	45,241,922
Assets and liabilities in foreign currencies	1,132
Futures contracts	1,684,541
Total change in net unrealized appreciation (depreciation)		46,927,595
Net gain (loss)		43,262,468
Net increase (decrease) in net assets resulting from operations		$54,979,371

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,716,903	$21,161,998
Net realized gain (loss)	(3,665,127)	(3,677,830)
Change in net unrealized appreciation (depreciation)	46,927,595	(50,318,641)
Net increase (decrease) in net assets resulting from operations	54,979,371	(32,834,473)
Distributions to shareholders from net investment income	(24,052,987)	(17,475,457)
Distributions to shareholders from net realized gain	(32,419,519)	(64,516,613)
Total distributions	(56,472,506)	(81,992,070)
Share transactions - net increase (decrease)	86,123,161	210,192,200
Total increase (decrease) in net assets	84,630,026	95,365,657
Net Assets
Beginning of period	1,392,218,755	1,296,853,098
End of period (including undistributed net investment income of $4,548,535 and undistributed net investment income of $16,884,619, respectively)	$1,476,848,781	$1,392,218,755

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.60	$11.53	$11.17	$10.16	$8.76	$9.19
Income from Investment Operations
Net investment income (loss)A	.07	.14	.12	.11	.12	.13
Net realized and unrealized gain (loss)	.34	(.39)	.83	1.10	1.38	(.20)
Total from investment operations	.41	(.25)	.95	1.21	1.50	(.07)
Distributions from net investment income	(.15)	(.12)	(.09)	(.09)	(.08)	(.09)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.40)	(.68)	(.59)	(.20)	(.10)	(.36)B
Net asset value, end of period	$10.61	$10.60	$11.53	$11.17	$10.16	$8.76
Total ReturnC,D,E	3.93%	(2.36)%	8.87%	12.15%	17.27%	(1.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.04%	1.03%	1.06%	1.09%	1.12%
Expenses net of fee waivers, if any	1.03%H	1.03%	1.03%	1.06%	1.09%	1.10%
Expenses net of all reductions	1.03%H	1.03%	1.03%	1.05%	1.08%	1.09%
Net investment income (loss)	1.36%H	1.20%	1.08%	1.02%	1.26%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$56,212	$53,879	$53,382	$41,926	$37,312	$30,707
Portfolio turnover rateI	23%H	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$11.48	$11.12	$10.12	$8.72	$9.15
Income from Investment Operations
Net investment income (loss)A	.06	.11	.09	.08	.10	.11
Net realized and unrealized gain (loss)	.32	(.39)	.84	1.09	1.38	(.21)
Total from investment operations	.38	(.28)	.93	1.17	1.48	(.10)
Distributions from net investment income	(.13)	(.09)	(.07)	(.06)	(.06)	(.07)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.37)B	(.65)	(.57)	(.17)	(.08)	(.33)
Net asset value, end of period	$10.56	$10.55	$11.48	$11.12	$10.12	$8.72
Total ReturnC,D,E	3.69%	(2.63)%	8.66%	11.78%	17.12%	(1.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.29%H	1.29%	1.30%	1.32%	1.34%	1.37%
Expenses net of fee waivers, if any	1.29%H	1.29%	1.30%	1.32%	1.34%	1.35%
Expenses net of all reductions	1.28%H	1.28%	1.30%	1.31%	1.33%	1.34%
Net investment income (loss)	1.10%H	.94%	.81%	.76%	1.01%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$17,092	$16,210	$14,759	$13,639	$11,380	$8,045
Portfolio turnover rateI	23%H	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$11.48	$11.12	$10.11	$8.69	$9.12
Income from Investment Operations
Net investment income (loss)A	.03	.05	.03	.02	.05	.06
Net realized and unrealized gain (loss)	.34	(.39)	.83	1.10	1.39	(.21)
Total from investment operations	.37	(.34)	.86	1.12	1.44	(.15)
Distributions from net investment income	(.04)	(.02)	–	–	–	(.02)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.29)	(.57)B	(.50)	(.11)	(.02)	(.28)
Net asset value, end of period	$10.65	$10.57	$11.48	$11.12	$10.11	$8.69
Total ReturnC,D,E	3.55%	(3.09)%	8.01%	11.21%	16.53%	(1.82)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.80%H	1.80%	1.82%	1.89%	1.92%	1.95%
Expenses net of fee waivers, if any	1.80%H	1.80%	1.82%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.80%H	1.79%	1.82%	1.84%	1.84%	1.84%
Net investment income (loss)	.58%H	.43%	.29%	.23%	.50%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$964	$1,227	$1,667	$1,756	$1,745	$1,833
Portfolio turnover rateI	23%H	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.57 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.555 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.42	$11.35	$11.04	$10.06	$8.67	$9.10
Income from Investment Operations
Net investment income (loss)A	.03	.05	.04	.02	.05	.06
Net realized and unrealized gain (loss)	.33	(.38)	.81	1.10	1.38	(.20)
Total from investment operations	.36	(.33)	.85	1.12	1.43	(.14)
Distributions from net investment income	(.08)	(.04)	(.04)	(.02)	(.02)	(.03)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.32)B	(.60)	(.54)	(.14)C	(.04)	(.29)
Net asset value, end of period	$10.46	$10.42	$11.35	$11.04	$10.06	$8.67
Total ReturnD,E,F	3.53%	(3.08)%	7.98%	11.24%	16.55%	(1.79)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.78%I	1.80%	1.80%	1.84%	1.88%	1.90%
Expenses net of fee waivers, if any	1.78%I	1.79%	1.80%	1.84%	1.85%	1.85%
Expenses net of all reductions	1.78%I	1.79%	1.80%	1.83%	1.84%	1.83%
Net investment income (loss)	.60%I	.44%	.31%	.24%	.50%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$31,685	$30,147	$25,867	$18,390	$10,185	$6,928
Portfolio turnover rateJ	23%I	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$11.59	$11.22	$10.21	$8.80	$9.22
Income from Investment Operations
Net investment income (loss)A	.09	.17	.16	.14	.15	.16
Net realized and unrealized gain (loss)	.33	(.39)	.84	1.10	1.39	(.21)
Total from investment operations	.42	(.22)	1.00	1.24	1.54	(.05)
Distributions from net investment income	(.19)	(.16)	(.13)	(.12)	(.11)	(.11)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.44)	(.71)B	(.63)	(.23)	(.13)	(.37)
Net asset value, end of period	$10.64	$10.66	$11.59	$11.22	$10.21	$8.80
Total ReturnC,D	3.96%	(2.03)%	9.26%	12.45%	17.73%	(.79)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.72%	.72%	.74%	.77%	.82%
Expenses net of fee waivers, if any	.71%G	.72%	.72%	.74%	.77%	.82%
Expenses net of all reductions	.71%G	.71%	.72%	.73%	.76%	.80%
Net investment income (loss)	1.67%G	1.51%	1.39%	1.34%	1.59%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,353,143	$1,275,181	$1,187,056	$850,361	$557,351	$246,943
Portfolio turnover rateH	23%G	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$11.59	$11.22	$10.21	$8.79	$9.22
Income from Investment Operations
Net investment income (loss)A	.09	.17	.15	.13	.15	.16
Net realized and unrealized gain (loss)	.33	(.39)	.83	1.10	1.39	(.22)
Total from investment operations	.42	(.22)	.98	1.23	1.54	(.06)
Distributions from net investment income	(.18)	(.15)	(.11)	(.11)	(.10)	(.11)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.43)	(.71)	(.61)	(.22)	(.12)	(.37)
Net asset value, end of period	$10.65	$10.66	$11.59	$11.22	$10.21	$8.79
Total ReturnB,C	4.02%	(2.08)%	9.15%	12.35%	17.73%	(.87)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.76%	.78%	.82%	.84%	.85%
Expenses net of fee waivers, if any	.75%F	.76%	.78%	.82%	.84%	.85%
Expenses net of all reductions	.74%F	.75%	.78%	.81%	.83%	.84%
Net investment income (loss)	1.64%F	1.47%	1.33%	1.26%	1.51%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$17,753	$15,574	$14,122	$8,540	$8,964	$7,470
Portfolio turnover rateG	23%F	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.1
General Electric Co.	0.7	0.6
Medtronic PLC	0.7	0.6
Amazon.com, Inc.	0.6	0.5
Alphabet, Inc. Class C	0.6	0.5
Procter & Gamble Co.	0.6	0.4
Facebook, Inc. Class A	0.5	0.5
Alphabet, Inc. Class A	0.5	0.5
Home Depot, Inc.	0.5	0.2
Berkshire Hathaway, Inc. Class B	0.5	0.4
	6.3

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	20.7
Consumer Discretionary	10.5	10.0
Information Technology	10.2	10.9
Health Care	8.1	8.6
Industrials	8.0	7.5

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	9.9%
AAA,AA,A	3.3%
BBB	5.6%
BB and Below	7.4%
Not Rated	0.2%
Equities*	67.1%
Short-Term Investments and Net Other Assets	6.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	9.7%
AAA,AA,A	5.0%
BBB	6.7%
BB and Below	7.3%
Not Rated	0.3%
Equities*	62.6%
Short-Term Investments and Net Other Assets	8.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	69.7%
Bond Class	25.9%
Short-Term Class	4.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
Stock Class and Equity Futures*	67.0%
Bond Class	28.2%
Short-Term Class	4.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 27.1% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 64.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,970,452	$41,334,781
Fidelity Consumer Discretionary Central Fund (a)	985,873	239,724,763
Fidelity Consumer Staples Central Fund (a)	775,409	176,731,133
Fidelity Emerging Markets Equity Central Fund (a)	533,293	96,563,443
Fidelity Energy Central Fund (a)	1,121,105	117,716,060
Fidelity Financials Central Fund (a)	4,504,659	362,850,289
Fidelity Health Care Central Fund (a)	796,266	250,218,612
Fidelity Industrials Central Fund (a)	874,903	205,759,663
Fidelity Information Technology Central Fund (a)	1,443,598	413,504,273
Fidelity International Equity Central Fund (a)	7,952,083	582,092,441
Fidelity Materials Central Fund (a)	304,003	60,849,219
Fidelity Real Estate Equity Central Fund (a)	391,452	42,597,858
Fidelity Telecom Services Central Fund (a)	252,241	45,978,579
Fidelity Utilities Central Fund (a)	428,918	69,197,305
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,932,351,065)		2,705,118,419

Fixed-Income Central Funds - 27.0%
High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (a)	2,234,225	20,912,344
Fidelity Floating Rate Central Fund (a)	398,160	38,916,110
Fidelity High Income Central Fund 1 (a)	2,238,676	204,995,600

TOTAL HIGH YIELD FIXED-INCOME FUNDS		264,824,054

Investment Grade Fixed-Income Funds - 20.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	1,449,730	146,582,219
Fidelity Investment Grade Bond Central Fund (a)	6,737,839	722,296,382

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		868,878,601

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,122,130,394)		1,133,702,655

Common Stocks - 0.0%
United States of America - 0.0%
HealthSouth Corp. warrants 1/17/17 (b)
(Cost $7,100)	4,797	9,834

Money Market Central Funds - 4.0%
Fidelity Cash Central Fund, 0.39% (c)	166,407,027	166,407,027
Fidelity Money Market Central Fund, 0.69% (c)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $166,407,031)		166,407,031
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.34% 5/5/16 to 6/9/16 (d)
(Cost $8,596,785)	8,600,000	8,598,757
	Shares	Value

Investment Companies - 4.7%
iShares 20+ Year Treasury Bond ETF	245,000	$31,999,450
iShares S&P 500 Index ETF	796,934	164,686,411
TOTAL INVESTMENT COMPANIES
(Cost $190,586,389)		196,685,861
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $3,420,078,764)		4,210,522,557
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(20,313,155)
NET ASSETS - 100%		$4,190,209,402

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,292 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	53,869,940	$2,287,758

The face value of futures purchased as a percentage of Net Assets is 1.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $136,843,374.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,272,799.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$268,484
Fidelity Commodity Strategy Central Fund	5,792
Fidelity Consumer Discretionary Central Fund	1,828,751
Fidelity Consumer Staples Central Fund	2,036,710
Fidelity Emerging Markets Debt Central Fund	727,208
Fidelity Emerging Markets Equity Central Fund	462,978
Fidelity Energy Central Fund	1,016,878
Fidelity Financials Central Fund	3,274,201
Fidelity Floating Rate Central Fund	1,035,922
Fidelity Health Care Central Fund	972,300
Fidelity High Income Central Fund 1	6,792,238
Fidelity Industrials Central Fund	1,500,582
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	1,227,684
Fidelity International Equity Central Fund	6,456,728
Fidelity Investment Grade Bond Central Fund	12,632,405
Fidelity Materials Central Fund	644,679
Fidelity Money Market Central Fund	0
Fidelity Real Estate Equity Central Fund	522,193
Fidelity Securities Lending Cash Central Fund	85,220
Fidelity Telecom Services Central Fund	492,838
Fidelity Utilities Central Fund	877,554
Total	$42,861,345

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$7,698,208	$52,471,536	$20,138,065	$41,334,781	7.6%
Fidelity Consumer Discretionary Central Fund	230,194,082	6,200,286	5,398,481	239,724,763	15.4%
Fidelity Consumer Staples Central Fund	155,826,673	5,115,208	3,885,171	176,731,133	13.9%
Fidelity Emerging Markets Debt Central Fund	19,593,377	1,088,986	452,949	20,912,344	19.5%
Fidelity Emerging Markets Equity Central Fund	70,811,304	26,018,321	4,076,231	96,563,443	26.1%
Fidelity Energy Central Fund	115,645,084	3,234,663	2,775,609	117,716,060	13.7%
Fidelity Financials Central Fund	363,033,248	10,296,756	8,625,909	362,850,289	15.5%
Fidelity Floating Rate Central Fund	39,732,483	1,759,774	905,783	38,916,110	2.7%
Fidelity Health Care Central Fund	260,183,460	6,088,249	6,340,342	250,218,612	14.1%
Fidelity High Income Central Fund 1	183,582,381	31,228,562	4,383,003	204,995,600	18.3%
Fidelity Industrials Central Fund	183,034,580	5,082,952	4,474,858	205,759,663	15.3%
Fidelity Inflation-Protected Bond Index Central Fund	111,370,622	33,736,482	2,559,275	146,582,219	17.8%
Fidelity Information Technology Central Fund	377,147,444	47,302,235	47,757,911	413,504,273	14.7%
Fidelity International Equity Central Fund	554,520,131	33,754,564	14,725,369	582,092,441	27.5%
Fidelity Investment Grade Bond Central Fund	814,208,509	35,631,880	135,395,420	722,296,382	10.8%
Fidelity Materials Central Fund	56,973,772	1,711,966	1,322,967	60,849,219	15.9%
Fidelity Real Estate Equity Central Fund	44,949,237	1,374,175	8,804,912	42,597,858	18.4%
Fidelity Telecom Services Central Fund	38,957,433	1,325,509	1,097,009	45,978,579	12.5%
Fidelity Utilities Central Fund	61,251,917	2,077,833	1,529,068	69,197,305	14.8%
Total	$3,688,713,945	$305,499,937	$274,648,332	$3,838,821,074

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$9,834	$9,834	$--	$--
Equity Central Funds	2,705,118,419	2,705,118,419	--	--
Fixed-Income Central Funds	1,133,702,655	1,133,702,655	--	--
Money Market Central Funds	166,407,031	166,407,031	--	--
Other Short-Term Investments	8,598,757	--	8,598,757	--
Investment Companies	196,685,861	196,685,861	--	--
Total Investments in Securities:	$4,210,522,557	$4,201,923,800	$8,598,757	$--
Derivative Instruments:
Assets
Futures Contracts	$2,287,758	$2,287,758	$--	$--
Total Assets	$2,287,758	$2,287,758	$--	$--
Total Derivative Instruments:	$2,287,758	$2,287,758	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,287,758	$0
Total Equity Risk	2,287,758	0
Total Value of Derivatives	$2,287,758	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.9%
United Kingdom	4.3%
Japan	2.7%
Ireland	1.7%
Cayman Islands	1.6%
France	1.5%
Netherlands	1.4%
Switzerland	1.3%
Canada	1.3%
Others (Individually Less Than 1%)	11.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $199,190,274)	$205,294,452
Fidelity Central Funds (cost $3,220,888,490)	4,005,228,105
Total Investments (cost $3,420,078,764)		$4,210,522,557
Receivable for investments sold		21,377,149
Receivable for fund shares sold		1,699,102
Distributions receivable from Fidelity Central Funds		57,666
Prepaid expenses		4,571
Other receivables		88,481
Total assets		4,233,749,526
Liabilities
Payable for investments purchased	$38,484,670
Payable for fund shares redeemed	1,659,933
Accrued management fee	1,890,896
Distribution and service plan fees payable	93,699
Payable for daily variation margin for derivative instruments	724,482
Other affiliated payables	564,312
Other payables and accrued expenses	122,132
Total liabilities		43,540,124
Net Assets		$4,190,209,402
Net Assets consist of:
Paid in capital		$3,940,214,681
Undistributed net investment income		10,611,511
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(553,348,341)
Net unrealized appreciation (depreciation) on investments		792,731,551
Net Assets		$4,190,209,402
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($139,492,832 ÷ 7,492,243 shares)		$18.62
Maximum offering price per share (100/94.25 of $18.62)		$19.76
Class T:
Net Asset Value and redemption price per share ($45,030,196 ÷ 2,417,025 shares)		$18.63
Maximum offering price per share (100/96.50 of $18.63)		$19.31
Class B:
Net Asset Value and offering price per share ($1,765,258 ÷ 93,291 shares)(a)		$18.92
Class C:
Net Asset Value and offering price per share ($55,027,558 ÷ 2,967,877 shares)(a)		$18.54
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($3,909,068,363 ÷ 209,710,504 shares)		$18.64
Class I:
Net Asset Value, offering price and redemption price per share ($39,825,195 ÷ 2,134,950 shares)		$18.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$2,604,469
Interest		7,169
Income from Fidelity Central Funds		42,861,345
Total income		45,472,983
Expenses
Management fee	$11,291,882
Transfer agent fees	2,775,026
Distribution and service plan fees	567,569
Accounting and security lending fees	667,029
Custodian fees and expenses	1,284
Independent trustees' compensation	8,949
Depreciation in deferred trustee compensation account	(66)
Registration fees	56,929
Audit	23,694
Legal	13,159
Miscellaneous	(51,081)
Total expenses before reductions	15,354,374
Expense reductions	(58,882)	15,295,492
Net investment income (loss)		30,177,491
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,824,132)
Fidelity Central Funds	(13,143,391)
Foreign currency transactions	123,176
Futures contracts	14,533,993
Total net realized gain (loss)		(6,310,354)
Change in net unrealized appreciation (depreciation) on: Investment securities	138,986,520
Assets and liabilities in foreign currencies	(156)
Futures contracts	5,453,883
Total change in net unrealized appreciation (depreciation)		144,440,247
Net gain (loss)		138,129,893
Net increase (decrease) in net assets resulting from operations		$168,307,384

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,177,491	$56,908,907
Net realized gain (loss)	(6,310,354)	(7,071,822)
Change in net unrealized appreciation (depreciation)	144,440,247	(166,138,011)
Net increase (decrease) in net assets resulting from operations	168,307,384	(116,300,926)
Distributions to shareholders from net investment income	(65,006,661)	(52,308,569)
Distributions to shareholders from net realized gain	(154,480,429)	(305,208,277)
Total distributions	(219,487,090)	(357,516,846)
Share transactions - net increase (decrease)	216,712,343	476,784,885
Total increase (decrease) in net assets	165,532,637	2,967,113
Net Assets
Beginning of period	4,024,676,765	4,021,709,652
End of period (including undistributed net investment income of $10,611,511 and undistributed net investment income of $45,440,681, respectively)	$4,190,209,402	$4,024,676,765

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.84	$21.24	$19.60	$17.33	$14.72	$15.24
Income from Investment Operations
Net investment income (loss)A	.11	.22	.21	.18	.19	.19
Net realized and unrealized gain (loss)	.65	(.80)	1.67	2.31	2.64	(.50)
Total from investment operations	.76	(.58)	1.88	2.49	2.83	(.31)
Distributions from net investment income	(.25)	(.22)	(.16)	(.19)	(.19)	(.18)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(.98)	(1.82)	(.24)B	(.22)	(.22)	(.21)
Net asset value, end of period	$18.62	$18.84	$21.24	$19.60	$17.33	$14.72
Total ReturnC,D,E	4.09%	(2.96)%	9.65%	14.56%	19.44%	(2.14)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	1.03%	1.03%	1.06%	1.08%	1.09%
Expenses net of fee waivers, if any	1.02%H	1.03%	1.03%	1.06%	1.08%	1.09%
Expenses net of all reductions	1.02%H	1.02%	1.03%	1.04%	1.07%	1.07%
Net investment income (loss)	1.19%H	1.07%	1.00%	.98%	1.17%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$139,493	$134,849	$143,310	$127,865	$120,425	$107,670
Portfolio turnover rateI	20%H	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.82	$21.22	$19.58	$17.30	$14.70	$15.21
Income from Investment Operations
Net investment income (loss)A	.09	.17	.15	.13	.15	.15
Net realized and unrealized gain (loss)	.64	(.80)	1.67	2.32	2.62	(.49)
Total from investment operations	.73	(.63)	1.82	2.45	2.77	(.34)
Distributions from net investment income	(.20)	(.16)	(.11)	(.14)	(.15)	(.14)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(.92)B	(1.77)C	(.18)	(.17)	(.17)D	(.17)
Net asset value, end of period	$18.63	$18.82	$21.22	$19.58	$17.30	$14.70
Total ReturnE,F,G	3.95%	(3.25)%	9.38%	14.31%	19.03%	(2.36)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.28%J	1.29%	1.29%	1.32%	1.35%	1.35%
Expenses net of fee waivers, if any	1.28%J	1.28%	1.29%	1.32%	1.35%	1.35%
Expenses net of all reductions	1.28%J	1.28%	1.29%	1.30%	1.33%	1.34%
Net investment income (loss)	.93%J	.81%	.74%	.72%	.91%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$45,030	$46,685	$49,337	$44,421	$43,064	$40,033
Portfolio turnover rateK	20%J	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.96	$21.30	$19.61	$17.30	$14.66	$15.15
Income from Investment Operations
Net investment income (loss)A	.03	.05	.03	.03	.06	.06
Net realized and unrealized gain (loss)	.65	(.80)	1.69	2.32	2.63	(.50)
Total from investment operations	.68	(.75)	1.72	2.35	2.69	(.44)
Distributions from net investment income	–	–	–	(.01)	(.03)	(.02)
Distributions from net realized gain	(.72)	(1.59)	(.03)	(.03)	(.03)	(.03)
Total distributions	(.72)	(1.59)	(.03)	(.04)	(.05)B	(.05)
Net asset value, end of period	$18.92	$18.96	$21.30	$19.61	$17.30	$14.66
Total ReturnC,D,E	3.65%	(3.80)%	8.79%	13.61%	18.42%	(2.92)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.88%H	1.86%	1.87%	1.90%	1.90%	1.90%
Expenses net of fee waivers, if any	1.88%H	1.86%	1.87%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.88%H	1.85%	1.87%	1.88%	1.89%	1.89%
Net investment income (loss)	.34%H	.24%	.16%	.14%	.35%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,765	$2,365	$4,142	$5,656	$8,014	$9,605
Portfolio turnover rateI	20%H	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.69	$21.08	$19.48	$17.23	$14.63	$15.13
Income from Investment Operations
Net investment income (loss)A	.04	.06	.05	.04	.07	.07
Net realized and unrealized gain (loss)	.64	(.78)	1.66	2.31	2.62	(.49)
Total from investment operations	.68	(.72)	1.71	2.35	2.69	(.42)
Distributions from net investment income	(.10)	(.07)	(.04)	(.07)	(.07)	(.05)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(.83)	(1.67)	(.11)	(.10)	(.09)B	(.08)
Net asset value, end of period	$18.54	$18.69	$21.08	$19.48	$17.23	$14.63
Total ReturnC,D,E	3.69%	(3.69)%	8.82%	13.70%	18.49%	(2.81)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%H	1.79%	1.79%	1.81%	1.83%	1.83%
Expenses net of fee waivers, if any	1.78%H	1.78%	1.79%	1.81%	1.83%	1.83%
Expenses net of all reductions	1.78%H	1.78%	1.78%	1.79%	1.81%	1.81%
Net investment income (loss)	.44%H	.32%	.25%	.23%	.43%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$55,028	$52,860	$55,104	$46,498	$38,245	$32,160
Portfolio turnover rateI	20%H	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.89	$21.30	$19.66	$17.38	$14.77	$15.28
Income from Investment Operations
Net investment income (loss)A	.14	.28	.27	.24	.24	.24
Net realized and unrealized gain (loss)	.65	(.80)	1.67	2.32	2.64	(.49)
Total from investment operations	.79	(.52)	1.94	2.56	2.88	(.25)
Distributions from net investment income	(.31)	(.28)	(.23)	(.25)	(.25)	(.23)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.04)	(1.89)B	(.30)	(.28)	(.27)C	(.26)
Net asset value, end of period	$18.64	$18.89	$21.30	$19.66	$17.38	$14.77
Total ReturnD,E	4.26%	(2.69)%	9.98%	14.94%	19.79%	(1.79)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.72%	.73%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.71%H	.72%	.73%	.75%	.76%	.78%
Expenses net of all reductions	.71%H	.71%	.72%	.73%	.75%	.76%
Net investment income (loss)	1.50%H	1.38%	1.31%	1.29%	1.49%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$3,909,068	$3,745,336	$3,729,256	$3,253,088	$2,758,119	$2,103,346
Portfolio turnover rateI	20%H	20%	13%	20%	20%	16%
 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.90	$21.31	$19.66	$17.38	$14.78	$15.29
Income from Investment Operations
Net investment income (loss)A	.14	.27	.26	.23	.24	.24
Net realized and unrealized gain (loss)	.64	(.80)	1.68	2.32	2.63	(.50)
Total from investment operations	.78	(.53)	1.94	2.55	2.87	(.26)
Distributions from net investment income	(.30)	(.27)	(.22)	(.24)	(.24)	(.22)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.03)	(1.88)B	(.29)	(.27)	(.27)	(.25)
Net asset value, end of period	$18.65	$18.90	$21.31	$19.66	$17.38	$14.78
Total ReturnC,D	4.21%	(2.73)%	9.98%	14.90%	19.68%	(1.82)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.76%	.77%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.74%G	.76%	.77%	.79%	.80%	.81%
Expenses net of all reductions	.74%G	.75%	.77%	.77%	.79%	.80%
Net investment income (loss)	1.47%G	1.34%	1.26%	1.25%	1.45%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$39,825	$42,581	$40,561	$31,955	$30,418	$26,678
Portfolio turnover rateH	20%G	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.4	1.4
General Electric Co.	0.9	0.8
Medtronic PLC	0.8	0.7
Amazon.com, Inc.	0.8	0.6
Alphabet, Inc. Class C	0.7	0.7
Procter & Gamble Co.	0.7	0.5
Facebook, Inc. Class A	0.7	0.6
Alphabet, Inc. Class A	0.7	0.6
Home Depot, Inc.	0.6	0.3
Berkshire Hathaway, Inc. Class B	0.6	0.6
	7.9

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.0	20.1
Information Technology	12.7	13.3
Consumer Discretionary	11.8	11.7
Health Care	9.7	10.3
Industrials	9.3	8.6

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	4.9%
AAA,AA,A	1.4%
BBB	1.6%
BB and Below	4.6%
Equities*	82.1%
Short-Term Investments and Net Other Assets	5.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	4.6%
AAA,AA,A	2.2%
BBB	2.3%
BB and Below	4.9%
Not Rated	0.1%
Equities	79.0%
Short-Term Investments and Net Other Assets	6.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	84.1%
Bond Class	12.2%
Short-Term Class	3.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

As of September 30, 2015
Stock Class and Equity Futures	83.4%
Bond Class	13.8%
Short-Term Class	2.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 30.5% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 80.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,902,507	$17,211,864
Fidelity Consumer Discretionary Central Fund (a)	470,528	114,413,634
Fidelity Consumer Staples Central Fund (a)	369,916	84,311,341
Fidelity Emerging Markets Equity Central Fund (a)	223,009	40,380,189
Fidelity Energy Central Fund (a)	535,065	56,181,783
Fidelity Financials Central Fund (a)	2,150,172	173,196,330
Fidelity Health Care Central Fund (a)	380,056	119,428,951
Fidelity Industrials Central Fund (a)	417,535	98,195,899
Fidelity Information Technology Central Fund (a)	689,066	197,376,054
Fidelity International Equity Central Fund (a)	3,670,224	268,660,415
Fidelity Materials Central Fund (a)	145,058	29,034,902
Fidelity Real Estate Equity Central Fund (a)	149,036	16,218,058
Fidelity Telecom Services Central Fund (a)	120,385	21,943,865
Fidelity Utilities Central Fund (a)	204,650	33,016,172
TOTAL EQUITY CENTRAL FUNDS
(Cost $940,365,487)		1,269,569,457

Fixed-Income Central Funds - 12.8%
High Yield Fixed-Income Funds - 4.0%
Fidelity Emerging Markets Debt Central Fund (a)	2,967	27,771
Fidelity High Income Central Fund 1 (a)	684,136	62,646,323

TOTAL HIGH YIELD FIXED-INCOME FUNDS		62,674,094

Investment Grade Fixed-Income Funds - 8.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	421,973	42,665,719
Fidelity Investment Grade Bond Central Fund (a)	899,317	96,406,831

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		139,072,550

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $204,671,055)		201,746,644

Common Stocks - 0.0%
United States of America - 0.0%
HealthSouth Corp. warrants 1/17/17 (b)
(Cost $145)	98	201

Money Market Central Funds - 3.5%
Fidelity Cash Central Fund, 0.39% (c)
(Cost $55,989,156)	55,989,156	55,989,156
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.34% 5/5/16 to 6/9/16 (d)
(Cost $3,638,627)	3,640,000	3,639,461
	Shares	Value

Investment Companies - 4.1%
iShares 20+ Year Treasury Bond ETF	144,712	$18,900,834
iShares S&P 500 Index ETF	218,176	45,086,072
TOTAL INVESTMENT COMPANIES
(Cost $62,277,189)		63,986,906
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $1,266,941,659)		1,594,931,825
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(13,688,589)
NET ASSETS - 100%		$1,581,243,236

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
546 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	22,765,470	$966,808

The face value of futures purchased as a percentage of Net Assets is 1.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $51,051,945.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,499,498.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$88,172
Fidelity Commodity Strategy Central Fund	2,337
Fidelity Consumer Discretionary Central Fund	869,900
Fidelity Consumer Staples Central Fund	969,826
Fidelity Emerging Markets Debt Central Fund	962
Fidelity Emerging Markets Equity Central Fund	201,124
Fidelity Energy Central Fund	483,277
Fidelity Financials Central Fund	1,553,851
Fidelity Floating Rate Central Fund	32,735
Fidelity Health Care Central Fund	462,686
Fidelity High Income Central Fund 1	1,888,103
Fidelity Industrials Central Fund	713,352
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	583,834
Fidelity International Equity Central Fund	2,959,062
Fidelity Investment Grade Bond Central Fund	1,734,079
Fidelity Materials Central Fund	306,562
Fidelity Real Estate Equity Central Fund	197,347
Fidelity Securities Lending Cash Central Fund	40,225
Fidelity Telecom Services Central Fund	234,663
Fidelity Utilities Central Fund	417,145
Total	$13,739,242

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$24,139,050	$7,334,379	$17,211,864	3.2%
Fidelity Consumer Discretionary Central Fund	109,622,730	3,810,996	3,209,966	114,413,634	7.4%
Fidelity Consumer Staples Central Fund	74,206,979	3,034,326	2,303,854	84,311,341	6.6%
Fidelity Emerging Markets Debt Central Fund	25,900	962	--	27,771	0.0%
Fidelity Emerging Markets Equity Central Fund	30,615,907	9,864,837	1,498,422	40,380,189	10.9%
Fidelity Energy Central Fund	55,076,316	1,964,741	1,678,188	56,181,783	6.5%
Fidelity Financials Central Fund	172,889,091	6,274,198	5,110,403	173,196,330	7.4%
Fidelity Floating Rate Central Fund	15,019,413	24,651	15,010,144	--	0.0%
Fidelity Health Care Central Fund	123,896,753	3,905,913	3,719,528	119,428,951	6.7%
Fidelity High Income Central Fund 1	49,963,955	15,394,016	1,591,412	62,646,323	5.6%
Fidelity Industrials Central Fund	87,171,964	3,116,438	2,661,910	98,195,899	7.3%
Fidelity Inflation-Protected Bond Index Central Fund	26,456,810	15,900,820	833,595	42,665,719	5.2%
Fidelity Information Technology Central Fund	179,575,781	5,652,550	5,421,247	197,376,054	7.0%
Fidelity International Equity Central Fund	255,620,526	17,463,842	8,440,019	268,660,415	12.7%
Fidelity Investment Grade Bond Central Fund	120,440,753	6,837,239	31,851,354	96,406,831	1.4%
Fidelity Materials Central Fund	27,131,124	1,023,180	791,302	29,034,902	7.6%
Fidelity Real Estate Equity Central Fund	17,025,892	664,306	3,406,151	16,218,058	7.0%
Fidelity Telecom Services Central Fund	18,551,588	793,282	646,283	21,943,865	6.0%
Fidelity Utilities Central Fund	29,166,916	1,217,918	910,932	33,016,172	7.0%
Total	$1,392,458,398	$121,083,265	$96,419,089	$1,471,316,101

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$201	$201	$--	$--
Equity Central Funds	1,269,569,457	1,269,569,457	--	--
Fixed-Income Central Funds	201,746,644	201,746,644	--	--
Money Market Central Funds	55,989,156	55,989,156	--	--
Other Short-Term Investments	3,639,461	--	3,639,461	--
Investment Companies	63,986,906	63,986,906	--	--
Total Investments in Securities:	$1,594,931,825	$1,591,292,364	$3,639,461	$--
Derivative Instruments:
Assets
Futures Contracts	$966,808	$966,808	$--	$--
Total Assets	$966,808	$966,808	$--	$--
Total Derivative Instruments:	$966,808	$966,808	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$966,808	$0
Total Equity Risk	966,808	0
Total Value of Derivatives	$966,808	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets (Unaudited), is as follows. The information is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

United States of America	69.5%
United Kingdom	4.9%
Japan	3.1%
Ireland	2.2%
Cayman Islands	2.0%
Switzerland	1.8%
France	1.8%
Canada	1.3%
Netherlands	1.0%
Germany	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	10.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $65,915,961)	$67,626,568
Fidelity Central Funds (cost $1,201,025,698)	1,527,305,257
Total Investments (cost $1,266,941,659)		$1,594,931,825
Receivable for investments sold		8,258,020
Receivable for fund shares sold		597,544
Distributions receivable from Fidelity Central Funds		18,422
Prepaid expenses		1,712
Other receivables		18,119
Total assets		1,603,825,642
Liabilities
Payable for investments purchased	$19,923,066
Payable for fund shares redeemed	1,292,237
Accrued management fee	712,858
Distribution and service plan fees payable	55,284
Payable for daily variation margin for derivative instruments	306,490
Other affiliated payables	237,429
Other payables and accrued expenses	55,042
Total liabilities		22,582,406
Net Assets		$1,581,243,236
Net Assets consist of:
Paid in capital		$1,476,720,963
Undistributed net investment income		2,375,444
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(226,810,145)
Net unrealized appreciation (depreciation) on investments		328,956,974
Net Assets		$1,581,243,236
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($72,224,435 ÷ 4,689,485 shares)		$15.40
Maximum offering price per share (100/94.25 of $15.40)		$16.34
Class T:
Net Asset Value and redemption price per share ($21,472,745 ÷ 1,401,814 shares)		$15.32
Maximum offering price per share (100/96.50 of $15.32)		$15.88
Class B:
Net Asset Value and offering price per share ($1,318,220 ÷ 85,230 shares)(a)		$15.47
Class C:
Net Asset Value and offering price per share ($37,517,245 ÷ 2,473,858 shares)(a)		$15.17
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($1,412,278,850 ÷ 91,006,757 shares)		$15.52
Class I:
Net Asset Value, offering price and redemption price per share ($36,431,741 ÷ 2,355,327 shares)		$15.47

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$979,131
Interest		2,891
Income from Fidelity Central Funds		13,739,242
Total income		14,721,264
Expenses
Management fee	$4,255,713
Transfer agent fees	1,211,289
Distribution and service plan fees	327,170
Accounting and security lending fees	243,841
Custodian fees and expenses	1,028
Independent trustees' compensation	3,327
Registration fees	48,685
Audit	23,921
Legal	3,904
Miscellaneous	(25,264)
Total expenses before reductions	6,093,614
Expense reductions	(22,852)	6,070,762
Net investment income (loss)		8,650,502
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,582,110)
Fidelity Central Funds	(5,041,285)
Foreign currency transactions	53,800
Futures contracts	4,952,645
Total net realized gain (loss)		(3,616,950)
Change in net unrealized appreciation (depreciation) on: Investment securities	62,288,204
Assets and liabilities in foreign currencies	(105)
Futures contracts	1,824,362
Total change in net unrealized appreciation (depreciation)		64,112,461
Net gain (loss)		60,495,511
Net increase (decrease) in net assets resulting from operations		$69,146,013

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,650,502	$17,512,456
Net realized gain (loss)	(3,616,950)	(24,433,751)
Change in net unrealized appreciation (depreciation)	64,112,461	(60,698,338)
Net increase (decrease) in net assets resulting from operations	69,146,013	(67,619,633)
Distributions to shareholders from net investment income	(20,421,168)	(18,161,462)
Distributions to shareholders from net realized gain	(51,494,211)	(119,223,346)
Total distributions	(71,915,379)	(137,384,808)
Share transactions - net increase (decrease)	74,185,979	122,331,834
Total increase (decrease) in net assets	71,416,613	(82,672,607)
Net Assets
Beginning of period	1,509,826,623	1,592,499,230
End of period (including undistributed net investment income of $2,375,444 and undistributed net investment income of $14,146,110, respectively)	$1,581,243,236	$1,509,826,623

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.42	$17.64	$16.38	$14.03	$11.62	$12.23
Income from Investment Operations
Net investment income (loss)A	.07	.14	.16	.14	.14	.13
Net realized and unrealized gain (loss)	.61	(.77)	1.64	2.38	2.43	(.58)
Total from investment operations	.68	(.63)	1.80	2.52	2.57	(.45)
Distributions from net investment income	(.17)	(.17)	(.11)	(.14)	(.14)	(.13)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(.70)	(1.59)B	(.54)C	(.17)D	(.16)	(.16)
Net asset value, end of period	$15.40	$15.42	$17.64	$16.38	$14.03	$11.62
Total ReturnE,F,G	4.49%	(3.86)%	11.24%	18.14%	22.30%	(3.85)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.05%J	1.05%	1.04%	1.05%	1.08%	1.10%
Expenses net of fee waivers, if any	1.05%J	1.05%	1.04%	1.05%	1.08%	1.10%
Expenses net of all reductions	1.05%J	1.04%	1.04%	1.03%	1.07%	1.08%
Net investment income (loss)	.85%J	.85%	.92%	.91%	1.07%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$72,224	$66,006	$66,659	$82,805	$66,048	$50,854
Portfolio turnover rateK	20%J	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$17.56	$16.32	$13.97	$11.58	$12.19
Income from Investment Operations
Net investment income (loss)A	.04	.10	.11	.09	.10	.10
Net realized and unrealized gain (loss)	.62	(.78)	1.63	2.38	2.41	(.58)
Total from investment operations	.66	(.68)	1.74	2.47	2.51	(.48)
Distributions from net investment income	(.13)	(.13)	(.08)	(.10)	(.10)	(.10)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(.66)	(1.56)	(.50)	(.12)	(.12)	(.13)
Net asset value, end of period	$15.32	$15.32	$17.56	$16.32	$13.97	$11.58
Total ReturnB,C,D	4.37%	(4.21)%	10.92%	17.85%	21.86%	(4.08)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.32%G	1.33%	1.33%	1.35%	1.36%	1.35%
Expenses net of fee waivers, if any	1.32%G	1.33%	1.33%	1.35%	1.36%	1.35%
Expenses net of all reductions	1.32%G	1.32%	1.33%	1.33%	1.35%	1.33%
Net investment income (loss)	.58%G	.57%	.63%	.61%	.80%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$21,473	$18,991	$17,690	$13,606	$10,604	$8,449
Portfolio turnover rateH	20%G	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.37	$17.55	$16.29	$13.94	$11.53	$12.12
Income from Investment Operations
Net investment income (loss)A	–B	.01	.02	.01	.03	.02
Net realized and unrealized gain (loss)	.62	(.76)	1.64	2.38	2.41	(.57)
Total from investment operations	.62	(.75)	1.66	2.39	2.44	(.55)
Distributions from net investment income	–	–B	–	(.02)	(.01)	(.01)
Distributions from net realized gain	(.52)	(1.43)	(.40)	(.02)	(.02)	(.03)
Total distributions	(.52)	(1.43)	(.40)	(.04)	(.03)	(.04)
Net asset value, end of period	$15.47	$15.37	$17.55	$16.29	$13.94	$11.53
Total ReturnC,D,E	4.07%	(4.59)%	10.37%	17.19%	21.24%	(4.60)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.84%H	1.82%	1.83%	1.88%	1.91%	1.91%
Expenses net of fee waivers, if any	1.84%H	1.82%	1.83%	1.88%	1.91%	1.91%
Expenses net of all reductions	1.84%H	1.81%	1.83%	1.86%	1.89%	1.89%
Net investment income (loss)	.06%H	.08%	.13%	.08%	.25%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,318	$1,537	$2,463	$3,071	$2,996	$2,898
Portfolio turnover rateI	20%H	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.14	$17.37	$16.16	$13.85	$11.47	$12.10
Income from Investment Operations
Net investment income (loss)A	.01	.02	.03	.02	.04	.03
Net realized and unrealized gain (loss)	.61	(.76)	1.61	2.35	2.41	(.58)
Total from investment operations	.62	(.74)	1.64	2.37	2.45	(.55)
Distributions from net investment income	(.06)	(.06)	(.01)	(.04)	(.05)	(.05)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(.59)	(1.49)	(.43)	(.06)	(.07)	(.08)
Net asset value, end of period	$15.17	$15.14	$17.37	$16.16	$13.85	$11.47
Total ReturnB,C,D	4.14%	(4.62)%	10.37%	17.22%	21.44%	(4.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.80%G	1.81%	1.81%	1.84%	1.84%	1.84%
Expenses net of fee waivers, if any	1.80%G	1.81%	1.81%	1.83%	1.84%	1.84%
Expenses net of all reductions	1.80%G	1.80%	1.81%	1.81%	1.83%	1.82%
Net investment income (loss)	.10%G	.10%	.15%	.13%	.32%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$37,517	$34,590	$30,717	$21,781	$17,243	$13,379
Portfolio turnover rateH	20%G	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.56	$17.79	$16.52	$14.14	$11.72	$12.31
Income from Investment Operations
Net investment income (loss)A	.09	.20	.21	.18	.18	.17
Net realized and unrealized gain (loss)	.62	(.78)	1.65	2.40	2.43	(.58)
Total from investment operations	.71	(.58)	1.86	2.58	2.61	(.41)
Distributions from net investment income	(.22)	(.23)	(.17)	(.18)	(.17)	(.15)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(.75)	(1.65)B	(.59)	(.20)	(.19)	(.18)
Net asset value, end of period	$15.52	$15.56	$17.79	$16.52	$14.14	$11.72
Total ReturnC,D	4.64%	(3.54)%	11.54%	18.52%	22.53%	(3.51)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.75%	.74%	.77%	.81%	.82%
Expenses net of fee waivers, if any	.74%G	.75%	.74%	.77%	.81%	.82%
Expenses net of all reductions	.74%G	.74%	.74%	.75%	.80%	.80%
Net investment income (loss)	1.16%G	1.16%	1.21%	1.19%	1.35%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,412,279	$1,350,006	$1,433,196	$1,100,838	$706,722	$557,908
Portfolio turnover rateH	20%G	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.51	$17.74	$16.48	$14.11	$11.69	$12.30
Income from Investment Operations
Net investment income (loss)A	.09	.19	.21	.18	.18	.17
Net realized and unrealized gain (loss)	.62	(.76)	1.64	2.39	2.43	(.59)
Total from investment operations	.71	(.57)	1.85	2.57	2.61	(.42)
Distributions from net investment income	(.21)	(.23)	(.16)	(.17)	(.17)	(.16)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(.75)B	(1.66)	(.59)C	(.20)D	(.19)	(.19)
Net asset value, end of period	$15.47	$15.51	$17.74	$16.48	$14.11	$11.69
Total ReturnE,F	4.62%	(3.52)%	11.49%	18.45%	22.60%	(3.58)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.76%	.76%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.75%I	.76%	.76%	.79%	.81%	.81%
Expenses net of all reductions	.75%I	.75%	.76%	.77%	.79%	.79%
Net investment income (loss)	1.15%I	1.15%	1.19%	1.17%	1.35%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$36,432	$38,697	$41,775	$13,088	$10,710	$8,600
Portfolio turnover rateJ	20%I	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class T, Class C, Asset Manager and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.06%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	.10%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2016, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds and underlying funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Asset Manager 20%%	$4,269,411,583	$435,995,470	$(15,351,054)	$420,644,416
Fidelity Asset Manager 30%%	846,638,350	80,721,760	(6,173,642)	74,548,118
Fidelity Asset Manager 40%%	975,984,990	94,910,201	(9,871,432)	85,038,769
Fidelity Asset Manager 50%%	6,237,242,677	1,440,256,483	(71,815,605)	1,368,440,878
Fidelity Asset Manager 60%%	1,269,460,634	224,722,003	(14,919,329)	209,802,674
Fidelity Asset Manager 70%%	3,422,286,811	880,474,648	(92,238,902)	788,235,746
Fidelity Asset Manager 85%%	1,268,363,220	350,924,994	(24,356,389)	326,568,605

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$12,872,586	$4,542,617
Totals	$12,872,586	$4,542,617
Fidelity Asset Manager 30%%
Equity Risk
Futures Contracts	$3,622,440	$109,871
Totals	$3,622,440	$109,871
Fidelity Asset Manager 40%%
Equity Risk
Futures Contracts	$3,615,010	$1,150,764
Totals	$3,615,010	$1,150,764
Fidelity Asset Manager 50%%
Equity Risk
Futures Contracts	$28,198,804	$9,438,116
Totals	$28,198,804	$9,438,116
Fidelity Asset Manager 60%%
Equity Risk
Futures Contracts	$5,340,819	$1,684,541
Totals	$5,340,819	$1,684,541
Fidelity Asset Manager 70%%
Equity Risk
Futures Contracts	$14,533,993	$5,453,883
Totals	$14,533,993	$5,453,883
Fidelity Asset Manager 85%%
Equity Risk
Futures Contracts	$4,952,645	$1,824,362
Totals	$4,952,645	$1,824,362

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%%	485,021,828	561,433,897
Fidelity Asset Manager 30%%	153,894,038	108,067,144
Fidelity Asset Manager 40%%	182,618,060	124,755,985
Fidelity Asset Manager 50%%	930,302,942	1,018,907,298
Fidelity Asset Manager 60%%	252,854,893	155,679,869
Fidelity Asset Manager 70%%	611,058,046	390,159,684
Fidelity Asset Manager 85%%	218,384,017	150,309,156

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%%	.30%	.11%	.41%
Fidelity Asset Manager 30%%	.30%	.11%	.41%
Fidelity Asset Manager 40%%	.30%	.11%	.41%
Fidelity Asset Manager 50%%	.25%	.25%	.50%
Fidelity Asset Manager 60%%	.30%	.25%	.55%
Fidelity Asset Manager 70%%	.30%	.25%	.55%
Fidelity Asset Manager 85%%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$46,437	$857
Class T	.25%	.25%	48,206	–
Class B	.75%	.25%	6,640	4,980
Class C	.75%	.25%	141,939	25,404
			$243,222	$31,241
Fidelity Asset Manager 30%%
Class A	-%	.25%	$28,473	$3,903
Class T	.25%	.25%	28,496	26
Class B	.75%	.25%	2,637	2,008
Class C	.75%	.25%	102,351	24,155
			$161,957	$30,092
Fidelity Asset Manager 40%%
Class A	-%	.25%	$42,556	$3,329
Class T	.25%	.25%	25,414	–
Class B	.75%	.25%	2,541	1,906
Class C	.75%	.25%	100,868	24,958
			$171,379	$30,193
Fidelity Asset Manager 50%%
Class A	-%	.25%	$88,951	$1,775
Class T	.25%	.25%	77,788	–
Class B	.75%	.25%	11,875	8,906
Class C	.75%	.25%	209,056	41,685
			$387,670	$52,366
Fidelity Asset Manager 60%%
Class A	-%	.25%	$69,093	$352
Class T	.25%	.25%	42,224	–
Class B	.75%	.25%	5,681	4,261
Class C	.75%	.25%	153,975	26,938
			$270,973	$31,551
Fidelity Asset Manager 70%%
Class A	-%	.25%	$170,832	$1,752
Class T	.25%	.25%	115,026	–
Class B	.75%	.25%	10,379	7,784
Class C	.75%	.25%	271,332	36,924
			$567,569	$46,460
Fidelity Asset Manager 85%%
Class A	-%	.25%	$88,294	$1,263
Class T	.25%	.25%	51,072	–
Class B	.75%	.25%	7,107	5,330
Class C	.75%	.25%	180,697	36,800
			$327,170	$43,393

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%%
Class A	$9,208
Class T	7,911
Class B(a)	675
Class C(a)	7,325
$25,119
Fidelity Asset Manager 30%%
Class A	$8,819
Class T	0
Class B(a)	42
Class C(a)	6,585
$15,446
Fidelity Asset Manager 40%%
Class A	$15,720
Class T	2,648
Class B(a)	200
Class C(a)	2,108
$20,676
Fidelity Asset Manager 50%%
Class A	$19,696
Class T	6,448
Class B(a)	162
Class C(a)	5,205
$31,511
Fidelity Asset Manager 60%%
Class A	$21,922
Class T	4,228
Class B(a)	38
Class C(a)	2,292
$28,480
Fidelity Asset Manager 70%%
Class A	$60,549
Class T	4,075
Class B(a)	303
Class C(a)	4,671
$69,598
Fidelity Asset Manager 85%%
Class A	$29,937
Class T	4,941
Class B(a)	202
Class C(a)	3,383
$38,463

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Asset Manager 20%
Class A	$26,320.14
Class T	15,336.16
Class B	968.15
Class C	22,351.16
Asset Manager 20%%	1,908,776.08
Class I	12,439.13
	$1,986,190
Fidelity Asset Manager 30%%
Class A	$15,735.14
Class T	8,890.16
Class B	420.16
Class C	15,298.15
Asset Manager 30%%	314,795.08
Class I	5,831.13
	$360,969
Fidelity Asset Manager 40%%
Class A	$22,205.13
Class T	7,978.16
Class B	348.14
Class C	15,551.15
Asset Manager 40%%	376,129.08
Class I	12,748.14
	$434,959
Fidelity Asset Manager 50%%
Class A	$66,597.19
Class T	31,842.20
Class B	2,150.18
Class C	41,851.20
Asset Manager 50%%	4,916,809.13
Class I	31,669.18
	$5,090,918
Fidelity Asset Manager 60%%
Class A	$49,861.18
Class T	16,002.19
Class B	1,153.20
Class C	28,907.19
Asset Manager 60%%	745,206.11
Class I	12,334.15
	$853,463
Fidelity Asset Manager 70%%
Class A	$128,754.19
Class T	46,044.20
Class B	3,084.30
Class C	52,983.20
Asset Manager 70%%	2,511,502.13
Class I	32,659.16
	$2,775,026
Fidelity Asset Manager 85%%
Class A	$74,799.21
Class T	23,831.23
Class B	1,801.25
Class C	38,482.21
Asset Manager 85%%	1,042,951.15
Class I	29,425.16
	$1,211,289

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%%	$5,279
Fidelity Asset Manager 30%%	986
Fidelity Asset Manager 40%%	1,130
Fidelity Asset Manager 50%%	8,499
Fidelity Asset Manager 60%%	1,586
Fidelity Asset Manager 70%%	4,542
Fidelity Asset Manager 85%%	1,711

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Total Security Lending Income
Fidelity Asset Manager 20%%	$56,036
Fidelity Asset Manager 50%%	$90,062
Fidelity Asset Manager 70%%	$85,220
Fidelity Asset Manager 85%%	$40,225

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction	Transfer Agent expense reduction
Fidelity Asset Manager 20%%	$30,807	$54	$–
Fidelity Asset Manager 30%%	6,276	31	–
Fidelity Asset Manager 40%%	8,085	25	–
Fidelity Asset Manager 50%%	70,770	103	–
Fidelity Asset Manager 60%%	13,568	31	1
Fidelity Asset Manager 70%%	43,820	104	4
Fidelity Asset Manager 85%%	17,151	47	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%%	$9,713
Fidelity Asset Manager 30%%	1,834
Fidelity Asset Manager 40%%	2,120
Fidelity Asset Manager 50%%	28,095
Fidelity Asset Manager 60%%	5,191
Fidelity Asset Manager 70%%	14,954
Fidelity Asset Manager 85%%	5,654

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2016	Year ended September 30, 2015
Fidelity Asset Manager 20%
From net investment income
Class A	$302,007	$501,145
Class T	131,568	205,919
Class B	5,734	9,455
Class C	123,069	145,536
Asset Manager 20%%	44,645,657	77,740,992
Class I	175,832	229,164
Total	$45,383,867	$78,832,211
From net realized gain
Class A	$768,558	$1,200,191
Class T	397,712	630,164
Class B	28,963	64,097
Class C	580,212	839,473
Asset Manager 20%%	96,332,955	151,471,697
Class I	366,985	437,001
Total	$98,475,385	$154,642,623
Fidelity Asset Manager 30%%
From net investment income
Class A	$192,498	$294,578
Class T	80,618	119,614
Class B	2,403	4,113
Class C	95,672	121,872
Asset Manager 30%%	8,396,965	13,687,215
Class I	87,178	133,141
Total	$8,855,334	$14,360,533
From net realized gain
Class A	$367,407	$561,549
Class T	174,844	274,626
Class B	8,338	21,937
Class C	315,141	502,117
Asset Manager 30%%	12,937,540	21,489,587
Class I	139,018	240,640
Total	$13,942,288	$23,090,456
Fidelity Asset Manager 40%%
From net investment income
Class A	$286,323	$359,813
Class T	69,307	92,069
Class B	2,302	3,851
Class C	95,249	98,718
Asset Manager 40%%	9,549,530	13,653,307
Class I	188,876	135,199
Total	$10,191,587	$14,342,957
From net realized gain
Class A	$422,782	$758,501
Class T	119,403	244,124
Class B	6,236	33,171
Class C	255,795	470,384
Asset Manager 40%%	11,702,088	22,793,923
Class I	237,351	122,859
Total	$12,743,655	$24,422,962
Fidelity Asset Manager 50%%
From net investment income
Class A	$587,216	$896,424
Class T	213,490	320,881
Class B	10,130	13,923
Class C	183,284	196,715
Asset Manager 50%%	73,994,301	121,864,493
Class I	317,208	470,519
Total	$75,305,629	$123,762,955
From net realized gain
Class A	$2,670,933	$4,639,740
Class T	1,173,976	2,164,069
Class B	90,179	216,191
Class C	1,563,215	2,528,640
Asset Manager 50%%	281,226,959	511,052,903
Class I	1,221,841	2,101,067
Total	$287,947,103	$522,702,610
Fidelity Asset Manager 60%%
From net investment income
Class A	$778,039	$562,334
Class T	200,853	119,094
Class B	4,743	2,508
Class C	221,700	106,137
Asset Manager 60%%	22,576,101	16,510,467
Class I	271,551	174,917
Total	$24,052,987	$17,475,457
From net realized gain
Class A	$1,256,050	$2,600,794
Class T	390,635	734,414
Class B	26,625	77,323
Class C	720,526	1,338,769
Asset Manager 60%%	29,661,155	59,118,120
Class I	364,528	647,193
Total	$32,419,519	$64,516,613
Fidelity Asset Manager 70%%
From net investment income
Class A	$1,770,999	$1,479,841
Class T	473,868	367,575
Class C	294,415	171,602
Asset Manager 70%%	61,801,088	49,763,392
Class I	666,291	526,159
Total	$65,006,661	$52,308,569
From net realized gain
Class A	$5,163,635	$10,888,363
Class T	1,764,247	3,662,050
Class B	79,783	280,534
Class C	2,075,200	4,234,614
Asset Manager 70%%	143,806,358	283,051,294
Class I	1,591,206	3,091,422
Total	$154,480,429	$305,208,277
Fidelity Asset Manager 85%%
From net investment income
Class A	$762,308	$638,758
Class T	166,023	138,492
Class B	–	528
Class C	134,918	109,437
Asset Manager 85%%	18,879,814	16,718,884
Class I	478,105	555,363
Total	$20,421,168	$18,161,462
From net realized gain
Class A	$2,376,081	$5,458,131
Class T	691,330	1,508,615
Class B	46,652	188,215
Class C	1,239,853	2,602,764
Asset Manager 85%%	45,949,502	106,034,873
Class I	1,190,793	3,430,748
Total	$51,494,211	$119,223,346

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2016	Year ended September 30, 2015	Six months ended March 31, 2016	Year ended September 30, 2015
Fidelity Asset Manager 20%%
Class A
Shares sold	356,292	746,097	$4,544,706	$9,956,350
Reinvestment of distributions	80,987	124,579	1,027,418	1,642,519
Shares redeemed	(543,133)	(723,345)	(6,976,248)	(9,655,193)
Net increase (decrease)	(105,854)	147,331	$(1,404,124)	$1,943,676
Class T
Shares sold	212,224	258,937	$2,679,832	$3,439,733
Reinvestment of distributions	37,660	56,730	476,832	746,401
Shares redeemed	(220,114)	(383,129)	(2,803,687)	(5,111,207)
Net increase (decrease)	29,770	(67,462)	$352,977	$(925,073)
Class B
Shares sold	3,416	9,712	$44,275	$131,288
Reinvestment of distributions	2,649	5,332	33,498	69,994
Shares redeemed	(34,298)	(52,936)	(435,442)	(704,138)
Net increase (decrease)	(28,233)	(37,892)	$(357,669)	$(502,856)
Class C
Shares sold	306,355	665,471	$3,885,279	$8,823,506
Reinvestment of distributions	51,721	69,057	652,420	904,582
Shares redeemed	(298,639)	(461,220)	(3,820,340)	(6,103,241)
Net increase (decrease)	59,437	273,308	$717,359	$3,624,847
Asset Manager 20%%
Shares sold	24,431,930	65,610,662	$312,751,820	$877,776,600
Reinvestment of distributions	10,749,714	16,814,774	136,616,418	222,136,126
Shares redeemed	(36,885,384)	(83,278,711)	(472,078,827)	(1,112,228,717)
Net increase (decrease)	(1,703,740)	(853,275)	$(22,710,589)	$(12,315,991)
Class I
Shares sold	653,231	484,278	$8,341,569	$6,457,610
Reinvestment of distributions	37,450	42,280	475,438	558,198
Shares redeemed	(344,847)	(307,045)	(4,434,931)	(4,109,960)
Net increase (decrease)	345,834	219,513	$4,382,076	$2,905,848
Fidelity Asset Manager 30%%
Class A
Shares sold	393,951	853,322	$4,036,929	$9,065,272
Reinvestment of distributions	54,960	80,715	554,896	844,570
Shares redeemed	(280,412)	(893,789)	(2,827,159)	(9,529,338)
Net increase (decrease)	168,499	40,248	$1,764,666	$380,504
Class T
Shares sold	144,519	385,571	$1,459,479	$4,073,097
Reinvestment of distributions	25,309	36,882	255,266	385,610
Shares redeemed	(118,039)	(261,013)	(1,192,157)	(2,776,818)
Net increase (decrease)	51,789	161,440	$522,588	$1,681,889
Class B
Shares sold	752	1,788	$7,417	$19,117
Reinvestment of distributions	975	2,278	9,826	23,743
Shares redeemed	(5,117)	(32,079)	(51,673)	(339,935)
Net increase (decrease)	(3,390)	(28,013)	$(34,430)	$(297,075)
Class C
Shares sold	477,487	630,104	$4,782,600	$6,639,825
Reinvestment of distributions	40,159	58,821	403,257	611,625
Shares redeemed	(287,585)	(347,269)	(2,901,422)	(3,661,220)
Net increase (decrease)	230,061	341,656	$2,284,435	$3,590,230
Asset Manager 30%%
Shares sold	12,041,040	23,785,715	$121,956,552	$252,662,602
Reinvestment of distributions	2,070,841	3,282,171	20,898,912	34,365,864
Shares redeemed	(10,183,609)	(17,404,776)	(103,174,334)	(184,472,239)
Net increase (decrease)	3,928,272	9,663,110	$39,681,130	$102,556,227
Class I
Shares sold	146,633	335,946	$1,485,302	$3,528,015
Reinvestment of distributions	21,895	34,537	221,125	361,452
Shares redeemed	(179,179)	(316,121)	(1,823,181)	(3,344,953)
Net increase (decrease)	(10,651)	54,362	$(116,754)	$544,514
Fidelity Asset Manager 40%%
Class A
Shares sold	828,039	1,116,769	$8,643,975	$12,149,561
Reinvestment of distributions	67,426	103,020	698,881	1,101,245
Shares redeemed	(356,567)	(559,060)	(3,708,776)	(6,082,756)
Net increase (decrease)	538,898	660,729	$5,634,080	$7,168,050
Class T
Shares sold	322,941	234,916	$3,300,621	$2,551,039
Reinvestment of distributions	15,825	27,375	163,815	292,035
Shares redeemed	(223,140)	(122,917)	(2,306,140)	(1,340,250)
Net increase (decrease)	115,626	139,374	$1,158,296	$1,502,824
Class B
Shares sold	–	11,716	$–	$126,419
Reinvestment of distributions	822	3,470	8,538	36,989
Shares redeemed	(16,043)	(65,134)	(169,352)	(715,694)
Net increase (decrease)	(15,221)	(49,948)	$(160,814)	$(552,286)
Class C
Shares sold	326,897	683,962	$3,390,196	$7,420,049
Reinvestment of distributions	32,400	50,956	334,305	541,553
Shares redeemed	(272,522)	(292,603)	(2,794,074)	(3,165,742)
Net increase (decrease)	86,775	442,315	$930,427	$4,795,860
Asset Manager 40%%
Shares sold	13,857,466	34,882,809	$143,807,112	$379,867,945
Reinvestment of distributions	2,014,907	3,354,318	20,881,299	35,864,255
Shares redeemed	(10,596,173)	(20,144,864)	(109,546,003)	(218,505,343)
Net increase (decrease)	5,276,200	18,092,263	$55,142,408	$197,226,857
Class I
Shares sold	683,837	1,745,203	$6,930,199	$19,036,090
Reinvestment of distributions	20,777	19,385	215,350	207,753
Shares redeemed	(1,032,529)	(223,724)	(10,517,975)	(2,428,106)
Net increase (decrease)	(327,915)	1,540,864	$(3,372,426)	$16,815,737
Fidelity Asset Manager 50%%
Class A
Shares sold	553,110	995,727	$8,863,712	$17,214,908
Reinvestment of distributions	199,204	319,912	3,174,267	5,391,212
Shares redeemed	(713,861)	(1,005,953)	(11,271,271)	(17,414,256)
Net increase (decrease)	38,453	309,686	$766,708	$5,191,864
Class T
Shares sold	227,277	490,870	$3,693,740	$8,542,221
Reinvestment of distributions	86,506	145,961	1,377,377	2,455,630
Shares redeemed	(225,437)	(575,251)	(3,611,818)	(9,990,007)
Net increase (decrease)	88,346	61,580	$1,459,299	$1,007,844
Class B
Shares sold	7,791	8,290	$124,622	$142,493
Reinvestment of distributions	5,078	11,444	80,729	192,095
Shares redeemed	(22,930)	(70,896)	(363,810)	(1,227,688)
Net increase (decrease)	(10,061)	(51,162)	$(158,459)	$(893,100)
Class C
Shares sold	360,426	775,317	$5,719,644	$13,336,211
Reinvestment of distributions	101,363	147,470	1,603,945	2,466,082
Shares redeemed	(375,723)	(496,465)	(6,045,827)	(8,585,737)
Net increase (decrease)	86,066	426,322	$1,277,762	$7,216,556
Asset Manager 50%%
Shares sold	23,477,689	47,441,827	$380,351,876	$826,782,885
Reinvestment of distributions	21,563,854	36,356,893	344,966,849	614,842,843
Shares redeemed	(45,568,878)	(66,529,083)	(733,907,084)	(1,158,852,052)
Net increase (decrease)	(527,335)	17,269,637	$(8,588,359)	$282,773,676
Class I
Shares sold	620,590	692,682	$9,982,642	$11,771,865
Reinvestment of distributions	94,310	148,759	1,505,913	2,511,698
Shares redeemed	(470,238)	(660,383)	(7,627,249)	(11,497,625)
Net increase (decrease)	244,662	181,058	$3,861,306	$2,785,938
Fidelity Asset Manager 60%%
Class A
Shares sold	606,726	1,262,838	$6,402,736	$14,280,308
Reinvestment of distributions	192,249	286,389	2,007,080	3,113,048
Shares redeemed	(581,193)	(1,097,074)	(6,100,324)	(12,316,709)
Net increase (decrease)	217,782	452,153	$2,309,492	$5,076,647
Class T
Shares sold	157,568	404,420	$1,692,379	$4,562,966
Reinvestment of distributions	55,076	76,931	572,790	833,160
Shares redeemed	(131,293)	(231,017)	(1,383,977)	(2,593,790)
Net increase (decrease)	81,351	250,334	$881,192	$2,802,336
Class B
Shares sold	–	2,635	$–	$29,605
Reinvestment of distributions	2,647	6,746	27,789	73,534
Shares redeemed	(28,134)	(38,517)	(297,934)	(435,624)
Net increase (decrease)	(25,487)	(29,136)	$(270,145)	$(332,485)
Class C
Shares sold	380,084	835,749	$3,913,935	$9,342,652
Reinvestment of distributions	89,391	131,144	921,624	1,409,801
Shares redeemed	(332,140)	(352,870)	(3,406,830)	(3,913,793)
Net increase (decrease)	137,335	614,023	$1,428,729	$6,838,660
Asset Manager 60%%
Shares sold	14,588,307	32,106,770	$154,665,175	$364,754,466
Reinvestment of distributions	4,947,085	6,877,984	51,746,504	74,901,251
Shares redeemed	(12,070,218)	(21,774,879)	(126,761,316)	(246,451,907)
Net increase (decrease)	7,465,174	17,209,875	$79,650,363	$193,203,810
Class I
Shares sold	256,173	478,598	$2,656,489	$5,335,988
Reinvestment of distributions	57,560	68,910	602,654	751,123
Shares redeemed	(107,786)	(305,046)	(1,135,613)	(3,483,879)
Net increase (decrease)	205,947	242,462	$2,123,530	$2,603,232
Fidelity Asset Manager 70%%
Class A
Shares sold	678,876	1,332,746	$12,590,542	$27,135,293
Reinvestment of distributions	360,252	612,690	6,607,015	11,873,923
Shares redeemed	(705,067)	(1,534,000)	(13,078,858)	(31,230,002)
Net increase (decrease)	334,061	411,436	$6,118,699	$7,779,214
Class T
Shares sold	148,261	401,372	$2,772,945	$8,181,756
Reinvestment of distributions	117,377	197,690	2,156,218	3,837,168
Shares redeemed	(329,028)	(443,958)	(6,055,856)	(9,069,742)
Net increase (decrease)	(63,390)	155,104	$(1,126,693)	$2,949,182
Class B
Shares sold	2,120	4,258	$38,135	$89,578
Reinvestment of distributions	3,944	13,435	73,710	263,858
Shares redeemed	(37,508)	(87,448)	(708,798)	(1,793,956)
Net increase (decrease)	(31,444)	(69,755)	$(596,953)	$(1,440,520)
Class C
Shares sold	251,502	536,592	$4,689,501	$10,869,717
Reinvestment of distributions	121,833	211,320	2,230,769	4,089,035
Shares redeemed	(233,625)	(533,287)	(4,306,024)	(10,812,202)
Net increase (decrease)	139,710	214,625	$2,614,246	$4,146,550
Asset Manager 70%%
Shares sold	12,760,430	30,387,652	$238,460,585	$619,467,666
Reinvestment of distributions	11,023,414	16,897,410	202,279,654	327,640,788
Shares redeemed	(12,313,057)	(24,123,037)	(228,728,895)	(490,668,534)
Net increase (decrease)	11,470,787	23,162,025	$212,011,344	$456,439,920
Class I
Shares sold	321,567	714,757	$5,925,171	$14,467,398
Reinvestment of distributions	119,411	181,334	2,192,381	3,519,697
Shares redeemed	(558,912)	(546,838)	(10,425,852)	(11,076,556)
Net increase (decrease)	(117,934)	349,253	$(2,308,300)	$6,910,539
Fidelity Asset Manager 85%%
Class A
Shares sold	680,807	942,082	$10,478,891	$15,917,741
Reinvestment of distributions	203,532	377,235	3,095,723	6,024,439
Shares redeemed	(474,308)	(818,764)	(7,149,930)	(13,824,831)
Net increase (decrease)	410,031	500,553	$6,424,684	$8,117,349
Class T
Shares sold	198,043	476,876	$3,022,878	$7,982,251
Reinvestment of distributions	56,275	102,375	852,009	1,628,792
Shares redeemed	(91,901)	(347,482)	(1,377,551)	(5,749,178)
Net increase (decrease)	162,417	231,769	$2,497,336	$3,861,865
Class B
Shares sold	1,424	2,884	$20,364	$48,001
Reinvestment of distributions	2,868	11,206	43,908	179,408
Shares redeemed	(19,061)	(54,470)	(296,251)	(920,906)
Net increase (decrease)	(14,769)	(40,380)	$(231,979)	$(693,497)
Class C
Shares sold	280,882	666,847	$4,254,878	$11,024,242
Reinvestment of distributions	90,560	169,095	1,359,303	2,668,325
Shares redeemed	(181,657)	(320,657)	(2,748,886)	(5,302,536)
Net increase (decrease)	189,785	515,285	$2,865,295	$8,390,031
Asset Manager 85%%
Shares sold	7,479,896	21,052,151	$115,951,427	$358,458,962
Reinvestment of distributions	4,184,448	7,541,136	64,063,900	121,186,062
Shares redeemed	(7,424,402)	(22,383,027)	(114,875,976)	(379,093,460)
Net increase (decrease)	4,239,942	6,210,260	$65,139,351	$100,551,564
Class I
Shares sold	264,435	1,017,644	$4,066,642	$16,957,219
Reinvestment of distributions	107,226	225,394	1,637,339	3,610,804
Shares redeemed	(511,789)	(1,101,788)	(8,212,689)	(18,463,501)
Net increase (decrease)	(140,128)	141,250	$(2,508,708)	$2,104,522

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares held
Fidelity Asset Manager 60%%	31%

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period October 1, 2015 to March 31, 2016-B
Fidelity Asset Manager 20%
Class A	.83%
Actual		$1,000.00	$1,024.00	$4.20
Hypothetical-C		$1,000.00	$1,020.85	$4.19
Class T	1.10%
Actual		$1,000.00	$1,022.70	$5.56
Hypothetical-C		$1,000.00	$1,019.50	$5.55
Class B	1.58%
Actual		$1,000.00	$1,020.00	$7.98
Hypothetical-C		$1,000.00	$1,017.10	$7.97
Class C	1.59%
Actual		$1,000.00	$1,020.20	$8.03
Hypothetical-C		$1,000.00	$1,017.05	$8.02
Asset Manager 20%	.52%
Actual		$1,000.00	$1,026.30	$2.63
Hypothetical-C		$1,000.00	$1,022.40	$2.63
Class I	.57%
Actual		$1,000.00	$1,025.50	$2.89
Hypothetical-C		$1,000.00	$1,022.15	$2.88
Fidelity Asset Manager 30%
Class A	.85%
Actual		$1,000.00	$1,029.50	$4.31
Hypothetical-C		$1,000.00	$1,020.75	$4.29
Class T	1.12%
Actual		$1,000.00	$1,028.20	$5.68
Hypothetical-C		$1,000.00	$1,019.40	$5.65
Class B	1.62%
Actual		$1,000.00	$1,025.50	$8.20
Hypothetical-C		$1,000.00	$1,016.90	$8.17
Class C	1.61%
Actual		$1,000.00	$1,025.80	$8.15
Hypothetical-C		$1,000.00	$1,016.95	$8.12
Asset Manager 30%	.53%
Actual		$1,000.00	$1,030.20	$2.69
Hypothetical-C		$1,000.00	$1,022.35	$2.68
Class I	.59%
Actual		$1,000.00	$1,030.00	$2.99
Hypothetical-C		$1,000.00	$1,022.05	$2.98
Fidelity Asset Manager 40%
Class A	.84%
Actual		$1,000.00	$1,033.20	$4.27
Hypothetical-C		$1,000.00	$1,020.80	$4.24
Class T	1.12%
Actual		$1,000.00	$1,031.80	$5.69
Hypothetical-C		$1,000.00	$1,019.40	$5.65
Class B	1.59%
Actual		$1,000.00	$1,029.50	$8.07
Hypothetical-C		$1,000.00	$1,017.05	$8.02
Class C	1.61%
Actual		$1,000.00	$1,029.20	$8.17
Hypothetical-C		$1,000.00	$1,016.95	$8.12
Asset Manager 40%	.54%
Actual		$1,000.00	$1,034.80	$2.75
Hypothetical-C		$1,000.00	$1,022.30	$2.73
Class I	.60%
Actual		$1,000.00	$1,034.20	$3.05
Hypothetical-C		$1,000.00	$1,022.00	$3.03
Fidelity Asset Manager 50%
Class A	.96%
Actual		$1,000.00	$1,035.80	$4.89
Hypothetical-C		$1,000.00	$1,020.20	$4.85
Class T	1.22%
Actual		$1,000.00	$1,034.40	$6.20
Hypothetical-C		$1,000.00	$1,018.90	$6.16
Class B	1.70%
Actual		$1,000.00	$1,032.30	$8.64
Hypothetical-C		$1,000.00	$1,016.50	$8.57
Class C	1.72%
Actual		$1,000.00	$1,032.00	$8.74
Hypothetical-C		$1,000.00	$1,016.40	$8.67
Asset Manager 50%	.65%
Actual		$1,000.00	$1,037.30	$3.31
Hypothetical-C		$1,000.00	$1,021.75	$3.29
Class I	.70%
Actual		$1,000.00	$1,037.20	$3.57
Hypothetical-C		$1,000.00	$1,021.50	$3.54
Fidelity Asset Manager 60%
Class A	1.03%
Actual		$1,000.00	$1,039.30	$5.25
Hypothetical-C		$1,000.00	$1,019.85	$5.20
Class T	1.29%
Actual		$1,000.00	$1,036.90	$6.57
Hypothetical-C		$1,000.00	$1,018.55	$6.51
Class B	1.80%
Actual		$1,000.00	$1,035.50	$9.16
Hypothetical-C		$1,000.00	$1,016.00	$9.07
Class C	1.78%
Actual		$1,000.00	$1,035.30	$9.06
Hypothetical-C		$1,000.00	$1,016.10	$8.97
Asset Manager 60%	.71%
Actual		$1,000.00	$1,039.60	$3.62
Hypothetical-C		$1,000.00	$1,021.45	$3.59
Class I	.75%
Actual		$1,000.00	$1,040.20	$3.83
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Fidelity Asset Manager 70%
Class A	1.02%
Actual		$1,000.00	$1,040.90	$5.20
Hypothetical-C		$1,000.00	$1,019.90	$5.15
Class T	1.28%
Actual		$1,000.00	$1,039.50	$6.53
Hypothetical-C		$1,000.00	$1,018.60	$6.46
Class B	1.88%
Actual		$1,000.00	$1,036.50	$9.57
Hypothetical-C		$1,000.00	$1,015.60	$9.47
Class C	1.78%
Actual		$1,000.00	$1,036.90	$9.06
Hypothetical-C		$1,000.00	$1,016.10	$8.97
Asset Manager 70%	.71%
Actual		$1,000.00	$1,042.60	$3.63
Hypothetical-C		$1,000.00	$1,021.45	$3.59
Class I	.74%
Actual		$1,000.00	$1,042.10	$3.78
Hypothetical-C		$1,000.00	$1,021.30	$3.74
Fidelity Asset Manager 85%
Class A	1.05%
Actual		$1,000.00	$1,044.90	$5.37
Hypothetical-C		$1,000.00	$1,019.75	$5.30
Class T	1.32%
Actual		$1,000.00	$1,043.70	$6.74
Hypothetical-C		$1,000.00	$1,018.40	$6.66
Class B	1.84%
Actual		$1,000.00	$1,040.70	$9.39
Hypothetical-C		$1,000.00	$1,015.80	$9.27
Class C	1.80%
Actual		$1,000.00	$1,041.40	$9.19
Hypothetical-C		$1,000.00	$1,016.00	$9.07
Asset Manager 85%	.74%
Actual		$1,000.00	$1,046.40	$3.79
Hypothetical-C		$1,000.00	$1,021.30	$3.74
Class I	.75%
Actual		$1,000.00	$1,046.20	$3.84
Hypothetical-C		$1,000.00	$1,021.25	$3.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .10%.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	14,943,915,330.95	96.336
Withheld	568,375,299.84	3.664
TOTAL	15,512,290,630.79	100.000
John Engler
Affirmative	14,882,992,640.02	95.944
Withheld	629,297,990.77	4.056
TOTAL	15,512,290,630.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,876,209,021.25	95.900
Withheld	636,081,609.54	4.100
TOTAL	15,512,290,630.79	100.000
Robert F. Gartland
Affirmative	14,911,998,079.07	96.131
Withheld	600,292,551.72	3.869
TOTAL	15,512,290,630.79	100.000
Abigail P. Johnson
Affirmative	14,938,566,748.36	96.302
Withheld	573,723,882.43	3.698
TOTAL	15,512,290,630.79	100.000
Arthur E. Johnson
Affirmative	14,924,734,316.31	96.213
Withheld	587,556,314.48	3.787
TOTAL	15,512,290,630.79	100.000
Michael E. Kenneally
Affirmative	14,957,076,322.58	96.421
Withheld	555,214,308.21	3.579
TOTAL	15,512,290,630.79	100.000
James H. Keyes
Affirmative	14,883,069,701.12	95.944
Withheld	629,220,929.67	4.056
TOTAL	15,512,290,630.79	100.000
Marie L. Knowles
Affirmative	14,926,474,549.99	96.224
Withheld	585,816,080.80	3.776
TOTAL	15,512,290,630.79	100.000
Geoffrey A. von Kuhn
Affirmative	14,911,889,870.77	96.130
Withheld	600,400,760.02	3.870
TOTAL	15,512,290,630.79	100.000
Proposal 1 reflects trust wide proposal and voting results.

AAR-SANN-0516
1.878292.107

Fidelity Advisor Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85% Class I Semi-Annual Report March 31, 2016 Each Class I is a class of Fidelity Asset Manager® Funds

Contents

Fidelity Asset Manager® 20%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.9	8.7
Fannie Mae	5.6	5.0
Freddie Mac	2.6	2.4
Ginnie Mae	2.1	2.0
Illinois Gen. Oblig.	1.4	1.3
	21.6

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	20.2%
AAA,AA,A	8.9%
BBB	13.4%
BB and Below	10.6%
Not Rated	0.3%
Equities*	19.4%
Short-Term Investments and Net Other Assets	27.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.8%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	18.8%
AAA,AA,A	12.7%
BBB	15.4%
BB and Below	9.5%
Not Rated	0.4%
Equities*	16.0%
Short-Term Investments and Net Other Assets	27.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.3
General Electric Co.	0.2	0.2
Amazon.com, Inc.	0.2	0.1
Medtronic PLC	0.1	0.2
Alphabet, Inc. Class C	0.1	0.2
	0.9

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	38.0	39.8
Energy	5.1	5.2
Consumer Discretionary	4.8	4.7
Information Technology	3.4	2.9
Health Care	2.9	3.7

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	20.8%
Bond Class	52.9%
Short-Term Class	26.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.8%

As of September 30, 2015
Stock Class and Equity Futures*	18.7%
Bond Class	55.8%
Short-Term Class	25.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 13% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 16.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,302,441	$37,373,476
Fidelity Consumer Discretionary Central Fund (a)	286,596	69,688,750
Fidelity Consumer Staples Central Fund (a)	225,224	51,333,131
Fidelity Emerging Markets Equity Central Fund (a)	119,502	21,638,233
Fidelity Energy Central Fund (a)	325,892	34,218,674
Fidelity Financials Central Fund (a)	1,307,811	105,344,180
Fidelity Health Care Central Fund (a)	231,245	72,666,534
Fidelity Industrials Central Fund (a)	254,207	59,784,380
Fidelity Information Technology Central Fund (a)	419,576	120,183,445
Fidelity International Equity Central Fund (a)	1,561,266	114,284,695
Fidelity Materials Central Fund (a)	88,430	17,700,245
Fidelity Real Estate Equity Central Fund (a)	434,305	47,261,108
Fidelity Telecom Services Central Fund (a)	73,025	13,310,935
Fidelity Utilities Central Fund (a)	124,540	20,092,031
TOTAL EQUITY CENTRAL FUNDS
(Cost $496,805,349)		784,879,817

Fixed-Income Central Funds - 54.5%
High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (a)	2,551,568	23,882,678
Fidelity Floating Rate Central Fund (a)	469,324	45,871,681
Fidelity High Income Central Fund 1(a)	2,520,228	230,777,288

TOTAL HIGH YIELD FIXED-INCOME FUNDS		300,531,647

Investment Grade Fixed-Income Funds - 48.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	1,881,321	190,220,323
Fidelity Investment Grade Bond Central Fund (a)	19,569,775	2,097,879,887

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,288,100,210

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,459,850,492)		2,588,631,857

Common Stocks - 0.0%
United States of America - 0.0%
HealthSouth Corp. warrants 1/17/17 (b)
(Cost $730)	493	1,011

Money Market Central Funds - 25.1%
Fidelity Cash Central Fund, 0.39% (c)	159,202,334	159,202,334
Fidelity Money Market Central Fund, 0.69% (c)	1,030,523,208	1,030,523,208
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,189,725,542)		1,189,725,542
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 5/26/16 to 6/2/16 (d)
(Cost $2,098,906)	2,100,000	2,099,444
	Shares	Value

Investment Companies - 2.6%
iShares 20+ Year Treasury Bond ETF	145,200	$18,964,572
iShares S&P 500 Index ETF	511,753	105,753,756
TOTAL INVESTMENT COMPANIES
(Cost $118,350,476)		124,718,328
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $4,266,831,495)		4,690,055,999
NET OTHER ASSETS (LIABILITIES) - 1.2%		56,095,606
NET ASSETS - 100%		$4,746,151,605

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,106 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	46,114,670	$1,958,406

The face value of futures purchased as a percentage of Net Assets is 1.0%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $106,774,696.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,099,444.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$209,235
Fidelity Commodity Strategy Central Fund	6,449
Fidelity Consumer Discretionary Central Fund	539,585
Fidelity Consumer Staples Central Fund	599,236
Fidelity Emerging Markets Debt Central Fund	843,247
Fidelity Emerging Markets Equity Central Fund	113,868
Fidelity Energy Central Fund	301,049
Fidelity Financials Central Fund	971,243
Fidelity Floating Rate Central Fund	1,240,208
Fidelity Health Care Central Fund	287,115
Fidelity High Income Central Fund 1	7,771,661
Fidelity Industrials Central Fund	443,604
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	363,284
Fidelity International Equity Central Fund	1,549,433
Fidelity Investment Grade Bond Central Fund	36,560,801
Fidelity Materials Central Fund	190,511
Fidelity Money Market Central Fund	2,647,915
Fidelity Real Estate Equity Central Fund	593,888
Fidelity Securities Lending Cash Central Fund	56,036
Fidelity Telecom Services Central Fund	146,240
Fidelity Utilities Central Fund	258,931
Total	$55,693,539

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$8,696,714	$53,402,528	$26,067,966	$37,373,476	6.9%
Fidelity Consumer Discretionary Central Fund	69,527,232	857,566	3,341,535	69,688,750	4.5%
Fidelity Consumer Staples Central Fund	47,078,429	829,282	2,402,324	51,333,131	4.0%
Fidelity Emerging Markets Debt Central Fund	23,129,889	935,253	969,611	23,882,678	22.3%
Fidelity Emerging Markets Equity Central Fund	10,011,000	13,455,822	1,994,944	21,638,233	5.9%
Fidelity Energy Central Fund	34,999,849	464,669	1,721,694	34,218,674	4.0%
Fidelity Financials Central Fund	109,655,238	1,478,617	5,351,105	105,344,180	4.5%
Fidelity Floating Rate Central Fund	48,410,557	1,424,191	1,939,192	45,871,681	3.2%
Fidelity Health Care Central Fund	78,605,470	657,619	3,913,983	72,666,534	4.1%
Fidelity High Income Central Fund 1	215,697,752	30,888,922	9,520,301	230,777,288	20.6%
Fidelity Industrials Central Fund	55,272,473	706,181	2,764,122	59,784,380	4.4%
Fidelity Inflation-Protected Bond Index Central Fund	139,715,214	51,745,942	6,517,853	190,220,323	23.1%
Fidelity Information Technology Central Fund	113,946,781	34,562,851	39,364,618	120,183,445	4.3%
Fidelity International Equity Central Fund	134,613,233	2,172,119	24,627,204	114,284,695	5.4%
Fidelity Investment Grade Bond Central Fund	2,319,725,125	42,396,657	287,690,723	2,097,879,887	31.4%
Fidelity Materials Central Fund	17,208,342	267,741	822,708	17,700,245	4.6%
Fidelity Real Estate Equity Central Fund	52,196,868	801,211	11,473,805	47,261,108	20.4%
Fidelity Telecom Services Central Fund	11,768,054	210,694	669,005	13,310,935	3.6%
Fidelity Utilities Central Fund	18,526,202	348,574	934,782	20,092,031	4.3%
Total	$3,508,784,422	$237,606,439	$432,087,475	$3,373,511,674

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$1,011	$1,011	$--	$--
Equity Central Funds	784,879,817	784,879,817	--	--
Fixed-Income Central Funds	2,588,631,857	2,588,631,857	--	--
Money Market Central Funds	1,189,725,542	1,189,725,542	--	--
Other Short-Term Investments	2,099,444	--	2,099,444	--
Investment Companies	124,718,328	124,718,328	--	--
Total Investments in Securities:	$4,690,055,999	$4,687,956,555	$2,099,444	$--
Derivative Instruments:
Assets
Futures Contracts	$1,958,406	$1,958,406	$--	$--
Total Assets	$1,958,406	$1,958,406	$--	$--
Total Derivative Instruments:	$1,958,406	$1,958,406	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,958,406	$0
Total Equity Risk	1,958,406	0
Total Value of Derivatives	$1,958,406	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets (Unaudited), is as follows. The information is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

United States of America	87.0%
United Kingdom	2.6%
Mexico	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	8.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $120,450,112)	$126,818,783
Fidelity Central Funds (cost $4,146,381,383)	4,563,237,216
Total Investments (cost $4,266,831,495)		$4,690,055,999
Receivable for investments sold		59,021,872
Receivable for fund shares sold		3,222,235
Distributions receivable from Fidelity Central Funds		48,974
Prepaid expenses		5,201
Other receivables		22,268
Total assets		4,752,376,549
Liabilities
Payable for investments purchased	$448
Payable for fund shares redeemed	4,024,183
Accrued management fee	1,615,646
Transfer agent fee payable	326,521
Distribution and service plan fees payable	40,682
Payable for daily variation margin for derivative instruments	38,710
Other affiliated payables	96,950
Other payables and accrued expenses	81,804
Total liabilities		6,224,944
Net Assets		$4,746,151,605
Net Assets consist of:
Paid in capital		$4,653,589,303
Undistributed net investment income		7,978,082
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(340,598,690)
Net unrealized appreciation (depreciation) on investments		425,182,910
Net Assets		$4,746,151,605
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($37,271,597 ÷ 2,898,878 shares)		$12.86
Maximum offering price per share (100/94.25 of $12.86)		$13.64
Class T:
Net Asset Value and redemption price per share ($19,440,141 ÷ 1,515,201 shares)		$12.83
Maximum offering price per share (100/96.50 of $12.83)		$13.30
Class B:
Net Asset Value and offering price per share ($1,128,980 ÷ 88,105 shares)(a)		$12.81
Class C:
Net Asset Value and offering price per share ($29,117,890 ÷ 2,278,087 shares)(a)		$12.78
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,638,443,644 ÷ 360,243,336 shares)		$12.88
Class I:
Net Asset Value, offering price and redemption price per share ($20,749,353 ÷ 1,612,053 shares)		$12.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$2,240,153
Interest		2,596
Income from Fidelity Central Funds		55,693,539
Total income		57,936,288
Expenses
Management fee	$9,745,511
Transfer agent fees	1,986,190
Distribution and service plan fees	243,222
Accounting and security lending fees	583,300
Custodian fees and expenses	982
Independent trustees' compensation	10,285
Registration fees	94,109
Audit	23,925
Legal	11,757
Miscellaneous	(102,241)
Total expenses before reductions	12,597,040
Expense reductions	(40,574)	12,556,466
Net investment income (loss)		45,379,822
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,447,413)
Fidelity Central Funds	(2,984,565)
Foreign currency transactions	46,465
Futures contracts	12,872,586
Capital gain distributions from Fidelity Central Funds	123,366
Total net realized gain (loss)		610,439
Change in net unrealized appreciation (depreciation) on: Investment securities	69,066,931
Assets and liabilities in foreign currencies	8,058
Futures contracts	4,542,617
Total change in net unrealized appreciation (depreciation)		73,617,606
Net gain (loss)		74,228,045
Net increase (decrease) in net assets resulting from operations		$119,607,867

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,379,822	$81,712,898
Net realized gain (loss)	610,439	90,968,277
Change in net unrealized appreciation (depreciation)	73,617,606	(170,470,134)
Net increase (decrease) in net assets resulting from operations	119,607,867	2,211,041
Distributions to shareholders from net investment income	(45,383,867)	(78,832,211)
Distributions to shareholders from net realized gain	(98,475,385)	(154,642,623)
Total distributions	(143,859,252)	(233,474,834)
Share transactions - net increase (decrease)	(19,019,970)	(5,269,549)
Total increase (decrease) in net assets	(43,271,355)	(236,533,342)
Net Assets
Beginning of period	4,789,422,960	5,025,956,302
End of period (including undistributed net investment income of $7,978,082 and undistributed net investment income of $7,982,127, respectively)	$4,746,151,605	$4,789,422,960

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.93	$13.56	$13.42	$13.37	$12.62	$12.55
Income from Investment Operations
Net investment income (loss)A	.10	.18	.16	.14	.18	.19
Net realized and unrealized gain (loss)	.20	(.22)	.44	.31	.91	.09
Total from investment operations	.30	(.04)	.60	.45	1.09	.28
Distributions from net investment income	(.11)	(.17)	(.15)	(.14)	(.18)	(.20)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.37)B	(.59)	(.46)C	(.40)D	(.34)	(.21)E
Net asset value, end of period	$12.86	$12.93	$13.56	$13.42	$13.37	$12.62
Total ReturnF,G,H	2.40%	(.33)%	4.54%	3.47%	8.76%	2.22%
Ratios to Average Net AssetsI,J
Expenses before reductions	.83%K	.83%	.82%	.82%	.84%	.85%
Expenses net of fee waivers, if any	.83%K	.83%	.82%	.82%	.84%	.85%
Expenses net of all reductions	.83%K	.83%	.82%	.82%	.83%	.85%
Net investment income (loss)	1.62%K	1.32%	1.16%	1.03%	1.36%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$37,272	$38,841	$38,733	$43,449	$46,763	$36,016
Portfolio turnover rateL	27%K	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.269 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.90	$13.53	$13.40	$13.34	$12.60	$12.53
Income from Investment Operations
Net investment income (loss)A	.09	.14	.12	.10	.14	.16
Net realized and unrealized gain (loss)	.20	(.21)	.43	.33	.90	.09
Total from investment operations	.29	(.07)	.55	.43	1.04	.25
Distributions from net investment income	(.09)	(.14)	(.12)	(.10)	(.15)	(.16)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.36)	(.56)	(.42)	(.37)	(.30)B	(.18)
Net asset value, end of period	$12.83	$12.90	$13.53	$13.40	$13.34	$12.60
Total ReturnC,D,E	2.27%	(.59)%	4.20%	3.28%	8.39%	1.96%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.10%	1.10%	1.10%	1.10%	1.11%
Expenses net of fee waivers, if any	1.10%H	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.09%H	1.10%	1.09%	1.09%	1.10%	1.10%
Net investment income (loss)	1.35%H	1.06%	.89%	.75%	1.09%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$19,440	$19,162	$21,010	$19,844	$18,870	$17,765
Portfolio turnover rateI	27%H	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.88	$13.51	$13.38	$13.33	$12.59	$12.51
Income from Investment Operations
Net investment income (loss)A	.06	.08	.05	.03	.07	.09
Net realized and unrealized gain (loss)	.19	(.22)	.43	.32	.90	.10
Total from investment operations	.25	(.14)	.48	.35	.97	.19
Distributions from net investment income	(.05)	(.07)	(.05)	(.04)	(.08)	(.09)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.32)	(.49)	(.35)	(.30)B	(.23)C	(.11)
Net asset value, end of period	$12.81	$12.88	$13.51	$13.38	$13.33	$12.59
Total ReturnD,E,F	2.00%	(1.09)%	3.68%	2.71%	7.81%	1.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.58%I	1.58%	1.59%	1.62%	1.64%	1.65%
Expenses net of fee waivers, if any	1.58%I	1.58%	1.59%	1.62%	1.64%	1.65%
Expenses net of all reductions	1.58%I	1.58%	1.59%	1.61%	1.64%	1.64%
Net investment income (loss)	.86%I	.58%	.39%	.23%	.55%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,129	$1,499	$2,083	$2,725	$2,732	$3,044
Portfolio turnover rateJ	27%I	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.85	$13.48	$13.35	$13.30	$12.57	$12.50
Income from Investment Operations
Net investment income (loss)A	.05	.07	.05	.03	.08	.10
Net realized and unrealized gain (loss)	.21	(.21)	.43	.33	.89	.09
Total from investment operations	.26	(.14)	.48	.36	.97	.19
Distributions from net investment income	(.06)	(.07)	(.05)	(.04)	(.08)	(.10)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.33)	(.49)	(.35)	(.31)	(.24)	(.12)
Net asset value, end of period	$12.78	$12.85	$13.48	$13.35	$13.30	$12.57
Total ReturnB,C,D	2.02%	(1.09)%	3.70%	2.73%	7.80%	1.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.59%G	1.60%	1.60%	1.60%	1.60%	1.61%
Expenses net of fee waivers, if any	1.59%G	1.60%	1.60%	1.60%	1.60%	1.61%
Expenses net of all reductions	1.59%G	1.60%	1.60%	1.59%	1.60%	1.60%
Net investment income (loss)	.85%G	.56%	.39%	.25%	.59%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$29,118	$28,515	$26,225	$24,910	$22,600	$19,325
Portfolio turnover rateH	27%G	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$13.57	$13.44	$13.39	$12.64	$12.57
Income from Investment Operations
Net investment income (loss)A	.12	.22	.20	.18	.22	.23
Net realized and unrealized gain (loss)	.21	(.22)	.43	.31	.91	.09
Total from investment operations	.33	–	.63	.49	1.13	.32
Distributions from net investment income	(.12)	(.21)	(.20)	(.18)	(.22)	(.23)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.39)	(.63)	(.50)	(.44)B	(.38)	(.25)
Net asset value, end of period	$12.88	$12.94	$13.57	$13.44	$13.39	$12.64
Total ReturnC,D	2.63%	(.04)%	4.80%	3.79%	9.06%	2.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.53%	.53%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.52%G	.53%	.53%	.53%	.54%	.55%
Expenses net of all reductions	.52%G	.52%	.52%	.52%	.54%	.54%
Net investment income (loss)	1.92%G	1.63%	1.46%	1.32%	1.65%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$4,638,444	$4,685,019	$4,923,702	$4,708,494	$4,595,339	$3,569,848
Portfolio turnover rateH	27%G	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$13.57	$13.44	$13.38	$12.64	$12.56
Income from Investment Operations
Net investment income (loss)A	.12	.21	.19	.17	.21	.23
Net realized and unrealized gain (loss)	.20	(.21)	.43	.33	.90	.10
Total from investment operations	.32	–	.62	.50	1.11	.33
Distributions from net investment income	(.12)	(.21)	(.19)	(.17)	(.22)	(.23)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.39)	(.63)	(.49)	(.44)	(.37)B	(.25)
Net asset value, end of period	$12.87	$12.94	$13.57	$13.44	$13.38	$12.64
Total ReturnC,D	2.55%	(.08)%	4.74%	3.83%	8.94%	2.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	.57%G	.57%	.56%	.57%	.58%	.59%
Expenses net of fee waivers, if any	.57%G	.57%	.56%	.57%	.58%	.59%
Expenses net of all reductions	.57%G	.57%	.56%	.56%	.57%	.59%
Net investment income (loss)	1.87%G	1.59%	1.42%	1.29%	1.62%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$20,749	$16,388	$14,204	$32,926	$30,383	$23,073
Portfolio turnover rateH	27%G	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.9	8.7
Fannie Mae	5.6	5.0
Freddie Mac	2.6	2.4
Ginnie Mae	2.1	2.0
Illinois Gen. Oblig.	1.4	1.3
	21.6

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	20.2%
AAA,AA,A	8.9%
BBB	13.4%
BB and Below	10.6%
Not Rated	0.3%
Equities*	30.0%
Short-Term Investments and Net Other Assets	16.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	20.2%
AAA,AA,A	12.8%
BBB	15.6%
BB and Below	9.4%
Not Rated	0.4%
Equities*	24.8%
Short-Term Investments and Net Other Assets	16.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.4
General Electric Co.	0.3	0.3
Medtronic PLC	0.3	0.2
Amazon.com, Inc.	0.2	0.2
Alphabet, Inc. Class C	0.2	0.2
	1.5

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.2	30.7
Consumer Discretionary	6.6	5.9
Energy	5.7	5.8
Information Technology	5.0	4.3
Health Care	4.2	4.9

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	31.1%
Bond Class	52.6%
Short-Term Class	16.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

As of September 30, 2015
Stock Class and Equity Futures*	28.2%
Bond Class	56.0%
Short-Term Class	15.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 18.1% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,393,619	$8,264,159
Fidelity Consumer Discretionary Central Fund (a)	89,710	21,813,810
Fidelity Consumer Staples Central Fund (a)	70,716	16,117,612
Fidelity Emerging Markets Equity Central Fund (a)	136,637	24,740,780
Fidelity Energy Central Fund (a)	102,316	10,743,205
Fidelity Financials Central Fund (a)	410,257	33,046,233
Fidelity Health Care Central Fund (a)	72,587	22,809,832
Fidelity Industrials Central Fund (a)	79,689	18,741,283
Fidelity Information Technology Central Fund (a)	131,425	37,645,303
Fidelity International Equity Central Fund (a)	572,066	41,875,205
Fidelity Materials Central Fund (a)	27,652	5,534,773
Fidelity Real Estate Equity Central Fund (a)	86,232	9,383,736
Fidelity Telecom Services Central Fund (a)	23,113	4,212,979
Fidelity Utilities Central Fund (a)	39,225	6,328,248
TOTAL EQUITY CENTRAL FUNDS
(Cost $196,949,634)		261,257,158

Fixed-Income Central Funds - 54.5%
High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (a)	498,235	4,663,480
Fidelity Floating Rate Central Fund (a)	93,301	9,119,279
Fidelity High Income Central Fund 1 (a)	494,829	45,311,482

TOTAL HIGH YIELD FIXED-INCOME FUNDS		59,094,241

Investment Grade Fixed-Income Funds - 48.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	368,058	37,214,387
Fidelity Investment Grade Bond Central Fund (a)	3,835,491	411,164,684

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		448,379,071

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $498,204,842)		507,473,312

Money Market Central Funds - 13.7%
Fidelity Cash Central Fund, 0.39% (c)	36,399,678	36,399,678
Fidelity Money Market Central Fund, 0.69% (c)	90,666,149	90,666,149
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $127,065,827)		127,065,827
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.34% 5/5/16 (d)
(Cost $429,862)	430,000	429,964
	Shares	Value

Investment Companies - 2.7%
iShares 20+ Year Treasury Bond ETF	27,000	$3,526,470
iShares S&P 500 Index ETF	103,720	21,433,737
TOTAL INVESTMENT COMPANIES
(Cost $23,415,673)		24,960,207
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $846,065,838)		921,186,468
NET OTHER ASSETS (LIABILITIES) - 1.0%		9,039,313
NET ASSETS - 100%		$930,225,781

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
154 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	6,421,030	$(353,980)

The face value of futures purchased as a percentage of Net Assets is 0.7%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $19,296,857.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $296,975.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,816
Fidelity Commodity Strategy Central Fund	1,287
Fidelity Consumer Discretionary Central Fund	163,799
Fidelity Consumer Staples Central Fund	183,201
Fidelity Emerging Markets Debt Central Fund	159,311
Fidelity Emerging Markets Equity Central Fund	122,898
Fidelity Energy Central Fund	91,013
Fidelity Financials Central Fund	293,738
Fidelity Floating Rate Central Fund	238,430
Fidelity Health Care Central Fund	86,988
Fidelity High Income Central Fund 1	1,475,057
Fidelity Industrials Central Fund	134,756
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	109,829
Fidelity International Equity Central Fund	539,493
Fidelity Investment Grade Bond Central Fund	6,945,776
Fidelity Materials Central Fund	57,690
Fidelity Money Market Central Fund	232,966
Fidelity Real Estate Equity Central Fund	113,583
Fidelity Telecom Services Central Fund	44,044
Fidelity Utilities Central Fund	79,043
Total	$11,116,718

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$1,697,494	$11,209,438	$4,922,187	$8,264,159	1.5%
Fidelity Consumer Discretionary Central Fund	20,387,608	1,558,593	924,627	21,813,810	1.4%
Fidelity Consumer Staples Central Fund	13,806,719	1,214,386	666,541	16,117,612	1.3%
Fidelity Emerging Markets Debt Central Fund	4,259,880	431,978	179,351	4,663,480	4.4%
Fidelity Emerging Markets Equity Central Fund	2,926,000	22,978,527	556,693	24,740,780	6.7%
Fidelity Energy Central Fund	10,256,547	814,396	477,630	10,743,205	1.3%
Fidelity Financials Central Fund	32,154,992	2,510,619	1,482,083	33,046,233	1.4%
Fidelity Floating Rate Central Fund	9,072,077	783,660	358,597	9,119,279	0.6%
Fidelity Health Care Central Fund	23,050,967	1,710,371	1,084,122	22,809,832	1.3%
Fidelity High Income Central Fund 1	39,802,986	8,380,110	1,728,882	45,311,482	4.1%
Fidelity Industrials Central Fund	16,214,599	1,304,954	768,408	18,741,283	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	25,813,690	11,473,649	1,089,102	37,214,387	4.5%
Fidelity Information Technology Central Fund	33,415,994	2,486,035	1,580,166	37,645,303	1.3%
Fidelity International Equity Central Fund	46,026,721	3,531,879	8,431,110	41,875,205	2.0%
Fidelity Investment Grade Bond Central Fund	429,038,240	33,611,630	56,091,409	411,164,684	6.2%
Fidelity Materials Central Fund	5,048,199	397,736	226,963	5,534,773	1.4%
Fidelity Real Estate Equity Central Fund	9,716,859	707,920	2,149,890	9,383,736	4.0%
Fidelity Telecom Services Central Fund	3,449,973	341,829	186,523	4,212,979	1.1%
Fidelity Utilities Central Fund	5,434,770	488,639	262,402	6,328,248	1.4%
Total	$731,574,315	$105,936,349	$83,166,686	$768,730,470

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$261,257,158	$261,257,158	$--	$--
Fixed-Income Central Funds	507,473,312	507,473,312	--	--
Money Market Central Funds	127,065,827	127,065,827	--	--
Other Short-Term Investments	429,964	--	429,964	--
Investment Companies	24,960,207	24,960,207	--	--
Total Investments in Securities:	$921,186,468	$920,756,504	$429,964	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(353,980)	$(353,980)	$--	$--
Total Liabilities	$(353,980)	$(353,980)	$--	$--
Total Derivative Instruments:	$(353,980)	$(353,980)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(353,980)
Total Equity Risk	0	(353,980)
Total Value of Derivatives	$0	$(353,980)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.9%
United Kingdom	3.0%
Netherlands	1.5%
Mexico	1.4%
Japan	1.3%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	9.9%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $23,845,535)	$25,390,171
Fidelity Central Funds (cost $822,220,303)	895,796,297
Total Investments (cost $846,065,838)		$921,186,468
Receivable for investments sold		11,885,224
Receivable for fund shares sold		545,364
Distributions receivable from Fidelity Central Funds		11,199
Receivable for daily variation margin for derivative instruments		5,390
Prepaid expenses		972
Other receivables		4,617
Total assets		933,639,234
Liabilities
Payable for investments purchased	$2,079,333
Payable for fund shares redeemed	872,196
Accrued management fee	315,577
Distribution and service plan fees payable	28,236
Other affiliated payables	87,500
Other payables and accrued expenses	30,611
Total liabilities		3,413,453
Net Assets		$930,225,781
Net Assets consist of:
Paid in capital		$911,283,247
Undistributed net investment income		1,596,907
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(57,421,023)
Net unrealized appreciation (depreciation) on investments		74,766,650
Net Assets		$930,225,781
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($23,247,411 ÷ 2,270,093 shares)		$10.24
Maximum offering price per share (100/94.25 of $10.24)		$10.86
Class T:
Net Asset Value and redemption price per share ($11,677,452 ÷ 1,141,528 shares)		$10.23
Maximum offering price per share (100/96.50 of $10.23)		$10.60
Class B:
Net Asset Value and offering price per share ($514,110 ÷ 50,297 shares)(a)		$10.22
Class C:
Net Asset Value and offering price per share ($22,050,709 ÷ 2,164,582 shares)(a)		$10.19
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($864,047,989 ÷ 84,363,846 shares)		$10.24
Class I:
Net Asset Value, offering price and redemption price per share ($8,688,110 ÷ 848,235 shares)		$10.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$384,579
Interest		664
Income from Fidelity Central Funds		11,116,718
Total income		11,501,961
Expenses
Management fee	$1,845,287
Transfer agent fees	360,969
Distribution and service plan fees	161,957
Accounting fees and expenses	163,615
Custodian fees and expenses	715
Independent trustees' compensation	1,923
Registration fees	48,665
Audit	23,731
Legal	2,017
Miscellaneous	(21,021)
Total expenses before reductions	2,587,858
Expense reductions	(8,141)	2,579,717
Net investment income (loss)		8,922,244
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,434,032)
Fidelity Central Funds	(3,457,078)
Foreign currency transactions	9,746
Futures contracts	3,622,440
Capital gain distributions from Fidelity Central Funds	10,854
Total net realized gain (loss)		(1,248,070)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,481,311
Assets and liabilities in foreign currencies	1,470
Futures contracts	109,871
Total change in net unrealized appreciation (depreciation)		19,592,652
Net gain (loss)		18,344,582
Net increase (decrease) in net assets resulting from operations		$27,266,826

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,922,244	$15,099,160
Net realized gain (loss)	(1,248,070)	707,878
Change in net unrealized appreciation (depreciation)	19,592,652	(21,533,426)
Net increase (decrease) in net assets resulting from operations	27,266,826	(5,726,388)
Distributions to shareholders from net investment income	(8,855,334)	(14,360,533)
Distributions to shareholders from net realized gain	(13,942,288)	(23,090,456)
Total distributions	(22,797,622)	(37,450,989)
Share transactions - net increase (decrease)	44,101,635	108,456,289
Total increase (decrease) in net assets	48,570,839	65,278,912
Net Assets
Beginning of period	881,654,942	816,376,030
End of period (including undistributed net investment income of $1,596,907 and undistributed net investment income of $1,529,997, respectively)	$930,225,781	$881,654,942

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.19	$10.71	$10.43	$10.15	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.09	.15	.14	.12	.14	.16
Net realized and unrealized gain (loss)	.21	(.23)	.46	.44	.89	.01
Total from investment operations	.30	(.08)	.60	.56	1.03	.17
Distributions from net investment income	(.09)	(.15)	(.13)	(.11)	(.14)	(.15)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.25)	(.44)B	(.32)C	(.28)	(.25)	(.46)
Net asset value, end of period	$10.24	$10.19	$10.71	$10.43	$10.15	$9.37
Total ReturnD,E,F	2.95%	(.79)%	5.83%	5.64%	11.20%	1.67%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.86%	.85%	.87%	.89%	.91%
Expenses net of fee waivers, if any	.85%I	.86%	.85%	.87%	.89%	.90%
Expenses net of all reductions	.85%I	.86%	.85%	.87%	.88%	.89%
Net investment income (loss)	1.71%I	1.45%	1.29%	1.15%	1.46%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$23,247	$21,424	$22,071	$15,100	$11,431	$9,024
Portfolio turnover rateJ	28%I	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.18	$10.70	$10.42	$10.14	$9.36	$9.65
Income from Investment Operations
Net investment income (loss)A	.07	.13	.11	.09	.12	.14
Net realized and unrealized gain (loss)	.21	(.23)	.46	.44	.89	.01
Total from investment operations	.28	(.10)	.57	.53	1.01	.15
Distributions from net investment income	(.07)	(.12)	(.10)	(.08)	(.12)	(.13)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.23)	(.42)	(.29)B	(.25)	(.23)	(.44)
Net asset value, end of period	$10.23	$10.18	$10.70	$10.42	$10.14	$9.36
Total ReturnC,D,E	2.82%	(1.02)%	5.53%	5.37%	10.91%	1.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.12%H	1.12%	1.13%	1.13%	1.14%	1.13%
Expenses net of fee waivers, if any	1.12%H	1.12%	1.13%	1.13%	1.14%	1.13%
Expenses net of all reductions	1.11%H	1.12%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	1.45%H	1.18%	1.01%	.89%	1.21%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$11,677	$11,098	$9,932	$7,064	$6,542	$4,885
Portfolio turnover rateI	28%H	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.17	$10.69	$10.41	$10.14	$9.36	$9.65
Income from Investment Operations
Net investment income (loss)A	.05	.07	.05	.04	.07	.09
Net realized and unrealized gain (loss)	.21	(.23)	.47	.44	.89	–B
Total from investment operations	.26	(.16)	.52	.48	.96	.09
Distributions from net investment income	(.05)	(.06)	(.05)	(.04)	(.07)	(.07)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.21)	(.36)	(.24)C	(.21)	(.18)	(.38)
Net asset value, end of period	$10.22	$10.17	$10.69	$10.41	$10.14	$9.36
Total ReturnD,E,F	2.55%	(1.55)%	5.02%	4.81%	10.37%	.89%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.62%I	1.61%	1.63%	1.66%	1.68%	1.70%
Expenses net of fee waivers, if any	1.62%I	1.61%	1.63%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62%I	1.61%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.94%I	.69%	.51%	.37%	.69%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$514	$546	$873	$1,078	$1,118	$1,076
Portfolio turnover rateJ	28%I	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.183 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$10.66	$10.38	$10.12	$9.34	$9.63
Income from Investment Operations
Net investment income (loss)A	.05	.07	.06	.04	.07	.09
Net realized and unrealized gain (loss)	.21	(.22)	.46	.43	.89	.01
Total from investment operations	.26	(.15)	.52	.47	.96	.10
Distributions from net investment income	(.05)	(.07)	(.06)	(.04)	(.07)	(.08)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.21)	(.37)	(.24)	(.21)	(.18)	(.39)
Net asset value, end of period	$10.19	$10.14	$10.66	$10.38	$10.12	$9.34
Total ReturnB,C,D	2.58%	(1.51)%	5.09%	4.75%	10.41%	.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.61%G	1.62%	1.62%	1.64%	1.66%	1.67%
Expenses net of fee waivers, if any	1.61%G	1.62%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.61%G	1.61%	1.61%	1.63%	1.64%	1.64%
Net investment income (loss)	.95%G	.69%	.52%	.39%	.69%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$22,051	$19,621	$16,976	$12,001	$7,937	$5,967
Portfolio turnover rateH	28%G	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$10.71	$10.43	$10.15	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.10	.19	.17	.15	.17	.19
Net realized and unrealized gain (loss)	.20	(.22)	.46	.44	.89	.01
Total from investment operations	.30	(.03)	.63	.59	1.06	.20
Distributions from net investment income	(.10)	(.18)	(.17)	(.14)	(.17)	(.18)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.26)	(.48)	(.35)	(.31)	(.28)	(.49)
Net asset value, end of period	$10.24	$10.20	$10.71	$10.43	$10.15	$9.37
Total ReturnB,C	3.02%	(.38)%	6.19%	5.96%	11.53%	1.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.55%	.55%	.56%	.58%	.61%
Expenses net of fee waivers, if any	.53%F	.55%	.55%	.56%	.58%	.61%
Expenses net of all reductions	.53%F	.54%	.55%	.56%	.58%	.60%
Net investment income (loss)	2.03%F	1.76%	1.59%	1.46%	1.76%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$864,048	$820,206	$757,908	$560,306	$364,386	$208,380
Portfolio turnover rateG	28%F	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$10.71	$10.43	$10.16	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.10	.18	.16	.14	.17	.19
Net realized and unrealized gain (loss)	.20	(.22)	.47	.44	.90	–B
Total from investment operations	.30	(.04)	.63	.58	1.07	.19
Distributions from net investment income	(.10)	(.17)	(.16)	(.13)	(.17)	(.18)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.26)	(.47)	(.35)C	(.31)D	(.28)	(.48)E
Net asset value, end of period	$10.24	$10.20	$10.71	$10.43	$10.16	$9.37
Total ReturnF,G	3.00%	(.46)%	6.12%	5.81%	11.56%	1.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	.59%J	.61%	.62%	.62%	.65%	.63%
Expenses net of fee waivers, if any	.59%J	.61%	.62%	.62%	.65%	.63%
Expenses net of all reductions	.59%J	.61%	.62%	.62%	.64%	.62%
Net investment income (loss)	1.97%J	1.69%	1.52%	1.40%	1.69%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$8,688	$8,759	$8,616	$4,663	$2,099	$1,218
Portfolio turnover rateK	28%J	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

 E Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.8	7.8
Fannie Mae	4.9	4.5
Freddie Mac	2.2	2.1
Ginnie Mae	1.8	1.7
Illinois Gen. Oblig.	1.2	1.0
	18.9

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	17.7%
AAA,AA,A	7.7%
BBB	11.9%
BB and Below	9.8%
Not Rated	0.2%
Equities*	38.1%
Short-Term Investments and Net Other Assets	14.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	17.1%
AAA,AA,A	10.9%
BBB	13.9%
BB and Below	9.0%
Not Rated	0.3%
Equities*	34.5%
Short-Term Investments and Net Other Assets	14.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.6
General Electric Co.	0.4	0.3
Medtronic PLC	0.3	0.3
Amazon.com, Inc.	0.3	0.3
Alphabet, Inc. Class C	0.3	0.3
	1.9

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	25.8
Consumer Discretionary	7.5	7.2
Information Technology	6.0	5.9
Energy	5.7	5.8
Health Care	5.0	5.8

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	40.5%
Bond Class	46.4%
Short-Term Class	13.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
Stock Class and Equity Futures*	37.7%
Bond Class	50.0%
Short-Term Class	12.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 19.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 35.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,782,192	$10,568,398
Fidelity Consumer Discretionary Central Fund (a)	138,664	33,717,495
Fidelity Consumer Staples Central Fund (a)	109,284	24,908,105
Fidelity Emerging Markets Equity Central Fund (a)	77,453	14,024,335
Fidelity Energy Central Fund (a)	158,044	16,594,656
Fidelity Financials Central Fund (a)	634,269	51,090,399
Fidelity Health Care Central Fund (a)	112,141	35,239,328
Fidelity Industrials Central Fund (a)	123,125	28,956,586
Fidelity Information Technology Central Fund (a)	202,961	58,136,282
Fidelity International Equity Central Fund (a)	994,515	72,798,467
Fidelity Materials Central Fund (a)	42,723	8,551,436
Fidelity Real Estate Equity Central Fund (a)	100,012	10,883,313
Fidelity Telecom Services Central Fund (a)	35,672	6,502,270
Fidelity Utilities Central Fund (a)	60,677	9,788,961
TOTAL EQUITY CENTRAL FUNDS
(Cost $303,333,318)		381,760,031

Fixed-Income Central Funds - 48.3%
High Yield Fixed-Income Funds - 6.4%
Fidelity Emerging Markets Debt Central Fund (a)	574,979	5,381,805
Fidelity Floating Rate Central Fund (a)	108,550	10,609,694
Fidelity High Income Central Fund 1 (a)	569,125	52,114,805

TOTAL HIGH YIELD FIXED-INCOME FUNDS		68,106,304

Investment Grade Fixed-Income Funds - 41.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	391,124	39,546,580
Fidelity Investment Grade Bond Central Fund (a)	3,816,608	409,140,348

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		448,686,928

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $511,427,247)		516,793,232

Money Market Central Funds - 11.6%
Fidelity Cash Central Fund, 0.39% (c)	74,252,595	74,252,595
Fidelity Money Market Central Fund, 0.69% (c)	49,923,653	49,923,653
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $124,176,248)		124,176,248
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 5/26/16 to 6/2/16 (d)
(Cost $629,692)	630,000	629,835
	Shares	Value

Investment Companies - 3.5%
iShares 20+ Year Treasury Bond ETF	47,600	$6,217,036
iShares S&P 500 Index ETF	152,177	31,447,377
TOTAL INVESTMENT COMPANIES
(Cost $35,869,030)		37,664,413
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $975,435,535)		1,061,023,759
NET OTHER ASSETS (LIABILITIES) - 0.8%		8,107,536
NET ASSETS - 100%		$1,069,131,295

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
290 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	12,091,550	$513,506

The face value of futures purchased as a percentage of Net Assets is 1.1%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $20,011,137.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $629,835.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,410
Fidelity Commodity Strategy Central Fund	1,546
Fidelity Consumer Discretionary Central Fund	253,489
Fidelity Consumer Staples Central Fund	282,914
Fidelity Emerging Markets Debt Central Fund	183,974
Fidelity Emerging Markets Equity Central Fund	64,234
Fidelity Energy Central Fund	140,824
Fidelity Financials Central Fund	452,293
Fidelity Floating Rate Central Fund	277,536
Fidelity Health Care Central Fund	134,519
Fidelity High Income Central Fund 1	1,697,162
Fidelity Industrials Central Fund	207,749
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	169,640
Fidelity International Equity Central Fund	863,639
Fidelity Investment Grade Bond Central Fund	6,895,973
Fidelity Materials Central Fund	89,164
Fidelity Money Market Central Fund	128,280
Fidelity Real Estate Equity Central Fund	131,403
Fidelity Telecom Services Central Fund	67,723
Fidelity Utilities Central Fund	122,169
Total	$12,268,641

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,014,752	$13,710,560	$5,495,106	$10,568,398	2.0%
Fidelity Consumer Discretionary Central Fund	31,124,334	2,561,669	1,134,367	33,717,495	2.2%
Fidelity Consumer Staples Central Fund	21,075,028	1,938,125	818,128	24,908,105	2.0%
Fidelity Emerging Markets Debt Central Fund	4,858,080	516,494	165,665	5,381,805	5.0%
Fidelity Emerging Markets Equity Central Fund	8,204,387	6,394,574	1,057,740	14,024,335	3.8%
Fidelity Energy Central Fund	15,640,813	1,329,536	581,161	16,594,656	1.9%
Fidelity Financials Central Fund	49,091,613	4,134,941	1,822,465	51,090,399	2.2%
Fidelity Floating Rate Central Fund	10,439,176	942,541	331,293	10,609,694	0.7%
Fidelity Health Care Central Fund	35,184,313	2,813,035	1,336,838	35,239,328	2.0%
Fidelity High Income Central Fund 1	45,170,220	9,834,421	1,564,706	52,114,805	4.7%
Fidelity Industrials Central Fund	24,751,343	2,114,942	939,785	28,956,586	2.1%
Fidelity Inflation-Protected Bond Index Central Fund	27,305,449	12,102,915	946,439	39,546,580	4.8%
Fidelity Information Technology Central Fund	50,986,908	14,875,817	12,722,225	58,136,282	2.1%
Fidelity International Equity Central Fund	73,069,208	6,325,462	7,693,498	72,798,467	3.4%
Fidelity Investment Grade Bond Central Fund	425,077,464	36,426,456	56,904,433	409,140,348	6.1%
Fidelity Materials Central Fund	7,702,422	653,333	275,844	8,551,436	2.2%
Fidelity Real Estate Equity Central Fund	11,101,926	888,410	2,384,382	10,883,313	4.7%
Fidelity Telecom Services Central Fund	5,267,814	526,313	230,885	6,502,270	1.8%
Fidelity Utilities Central Fund	8,293,008	775,550	320,095	9,788,961	2.1%
Total	$856,358,258	$118,865,094	$96,725,055	$898,553,263

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$381,760,031	$381,760,031	$--	$--
Fixed-Income Central Funds	516,793,232	516,793,232	--	--
Money Market Central Funds	124,176,248	124,176,248	--	--
Other Short-Term Investments	629,835	--	629,835	--
Investment Companies	37,664,413	37,664,413	--	--
Total Investments in Securities:	$1,061,023,759	$1,060,393,924	$629,835	$--
Derivative Instruments:
Assets
Futures Contracts	$513,506	$513,506	$--	$--
Total Assets	$513,506	$513,506	$--	$--
Total Derivative Instruments:	$513,506	$513,506	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$513,506	$0
Total Equity Risk	513,506	0
Total Value of Derivatives	$513,506	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.7%
United Kingdom	3.1%
Japan	1.7%
Netherlands	1.3%
Mexico	1.1%
Ireland	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	10.1%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $36,498,722)	$38,294,248
Fidelity Central Funds (cost $938,936,813)	1,022,729,511
Total Investments (cost $975,435,535)		$1,061,023,759
Receivable for investments sold		12,996,849
Receivable for fund shares sold		1,618,022
Distributions receivable from Fidelity Central Funds		24,220
Prepaid expenses		1,122
Other receivables		6,688
Total assets		1,075,670,660
Liabilities
Payable for investments purchased	$5,460,015
Payable for fund shares redeemed	532,624
Accrued management fee	361,349
Distribution and service plan fees payable	29,255
Payable for daily variation margin for derivative instruments	18,999
Other affiliated payables	102,865
Other payables and accrued expenses	34,258
Total liabilities		6,539,365
Net Assets		$1,069,131,295
Net Assets consist of:
Paid in capital		$1,043,018,140
Undistributed net investment income		4,299,399
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(64,287,974)
Net unrealized appreciation (depreciation) on investments		86,101,730
Net Assets		$1,069,131,295
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($36,977,188 ÷ 3,519,477 shares)		$10.51
Maximum offering price per share (100/94.25 of $10.51)		$11.15
Class T:
Net Asset Value and redemption price per share ($10,628,535 ÷ 1,013,462 shares)		$10.49
Maximum offering price per share (100/96.50 of $10.49)		$10.87
Class B:
Net Asset Value and offering price per share ($456,730 ÷ 43,385 shares)(a)		$10.53
Class C:
Net Asset Value and offering price per share ($20,648,418 ÷ 1,974,790 shares)(a)		$10.46
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($983,592,190 ÷ 93,602,180 shares)		$10.51
Class I:
Net Asset Value, offering price and redemption price per share ($16,828,234 ÷ 1,601,365 shares)		$10.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$542,661
Interest		694
Income from Fidelity Central Funds		12,268,641
Total income		12,811,996
Expenses
Management fee	$2,119,348
Transfer agent fees	434,959
Distribution and service plan fees	171,379
Accounting fees and expenses	183,682
Custodian fees and expenses	754
Independent trustees' compensation	2,205
Registration fees	58,384
Audit	23,776
Legal	2,290
Miscellaneous	(19,286)
Total expenses before reductions	2,977,491
Expense reductions	(10,230)	2,967,261
Net investment income (loss)		9,844,735
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,904,593)
Fidelity Central Funds	(4,768,948)
Foreign currency transactions	13,840
Futures contracts	3,615,010
Capital gain distributions from Fidelity Central Funds	5,976
Total net realized gain (loss)		(3,038,715)
Change in net unrealized appreciation (depreciation) on: Investment securities	26,739,427
Assets and liabilities in foreign currencies	1,185
Futures contracts	1,150,764
Total change in net unrealized appreciation (depreciation)		27,891,376
Net gain (loss)		24,852,661
Net increase (decrease) in net assets resulting from operations		$34,697,396

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,844,735	$16,273,056
Net realized gain (loss)	(3,038,715)	(4,043,806)
Change in net unrealized appreciation (depreciation)	27,891,376	(26,931,283)
Net increase (decrease) in net assets resulting from operations	34,697,396	(14,702,033)
Distributions to shareholders from net investment income	(10,191,587)	(14,342,957)
Distributions to shareholders from net realized gain	(12,743,655)	(24,422,962)
Total distributions	(22,935,242)	(38,765,919)
Share transactions - net increase (decrease)	59,331,971	226,957,042
Total increase (decrease) in net assets	71,094,125	173,489,090
Net Assets
Beginning of period	998,037,170	824,548,080
End of period (including undistributed net investment income of $4,299,399 and undistributed net investment income of $4,646,251, respectively)	$1,069,131,295	$998,037,170

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.09	.16	.14	.12	.14	.16
Net realized and unrealized gain (loss)	.25	(.28)	.59	.66	1.07	(.06)
Total from investment operations	.34	(.12)	.73	.78	1.21	.10
Distributions from net investment income	(.09)	(.14)	(.15)	(.10)	(.14)	(.14)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.22)	(.45)	(.43)	(.23)	(.23)	(.42)
Net asset value, end of period	$10.51	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnB,C,D	3.32%	(1.19)%	6.98%	7.88%	13.47%	.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.84%G	.85%	.85%	.87%	.90%	.95%
Expenses net of fee waivers, if any	.84%G	.85%	.85%	.87%	.90%	.90%
Expenses net of all reductions	.84%G	.84%	.85%	.86%	.89%	.89%
Net investment income (loss)	1.65%G	1.44%	1.31%	1.21%	1.49%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$36,977	$30,959	$25,419	$16,042	$14,048	$10,337
Portfolio turnover rateH	28%G	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$10.94	$10.64	$10.09	$9.12	$9.44
Income from Investment Operations
Net investment income (loss)A	.07	.13	.11	.10	.12	.13
Net realized and unrealized gain (loss)	.26	(.28)	.59	.66	1.06	(.05)
Total from investment operations	.33	(.15)	.70	.76	1.18	.08
Distributions from net investment income	(.08)	(.11)	(.12)	(.08)	(.12)	(.12)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.21)	(.42)	(.40)	(.21)	(.21)	(.40)
Net asset value, end of period	$10.49	$10.37	$10.94	$10.64	$10.09	$9.12
Total ReturnB,C,D	3.18%	(1.45)%	6.72%	7.62%	13.09%	.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.12%G	1.11%	1.12%	1.14%	1.17%	1.19%
Expenses net of fee waivers, if any	1.12%G	1.11%	1.12%	1.14%	1.15%	1.15%
Expenses net of all reductions	1.11%G	1.10%	1.12%	1.13%	1.14%	1.14%
Net investment income (loss)	1.37%G	1.18%	1.04%	.94%	1.24%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$10,629	$9,309	$8,295	$6,969	$4,803	$3,760
Portfolio turnover rateH	28%G	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.95	$10.66	$10.10	$9.12	$9.44
Income from Investment Operations
Net investment income (loss)A	.05	.08	.06	.04	.07	.08
Net realized and unrealized gain (loss)	.25	(.28)	.58	.67	1.06	(.06)
Total from investment operations	.30	(.20)	.64	.71	1.13	.02
Distributions from net investment income	(.04)	(.05)	(.07)	(.02)	(.06)	(.07)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.17)	(.35)B	(.35)	(.15)	(.15)	(.34)C
Net asset value, end of period	$10.53	$10.40	$10.95	$10.66	$10.10	$9.12
Total ReturnD,E,F	2.95%	(1.87)%	6.10%	7.11%	12.56%	.13%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.59%I	1.59%	1.61%	1.68%	1.70%	1.73%
Expenses net of fee waivers, if any	1.59%I	1.59%	1.61%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.59%I	1.58%	1.61%	1.64%	1.64%	1.64%
Net investment income (loss)	.89%I	.70%	.55%	.43%	.74%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$457	$609	$1,189	$776	$839	$856
Portfolio turnover rateJ	28%I	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.308 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.91	$10.62	$10.08	$9.11	$9.43
Income from Investment Operations
Net investment income (loss)A	.05	.07	.06	.04	.07	.08
Net realized and unrealized gain (loss)	.25	(.27)	.58	.66	1.06	(.05)
Total from investment operations	.30	(.20)	.64	.70	1.13	.03
Distributions from net investment income	(.05)	(.06)	(.07)	(.03)	(.08)	(.08)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.18)	(.37)	(.35)	(.16)	(.16)B	(.35)C
Net asset value, end of period	$10.46	$10.34	$10.91	$10.62	$10.08	$9.11
Total ReturnD,E,F	2.92%	(1.94)%	6.17%	7.02%	12.59%	.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.61%I	1.62%	1.62%	1.64%	1.67%	1.70%
Expenses net of fee waivers, if any	1.61%I	1.62%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.61%I	1.62%	1.62%	1.63%	1.64%	1.64%
Net investment income (loss)	.87%I	.67%	.54%	.44%	.74%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$20,648	$19,515	$15,769	$9,272	$6,814	$3,911
Portfolio turnover rateJ	28%I	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.10	.19	.17	.16	.18	.18
Net realized and unrealized gain (loss)	.26	(.28)	.59	.65	1.06	(.06)
Total from investment operations	.36	(.09)	.76	.81	1.24	.12
Distributions from net investment income	(.11)	(.17)	(.18)	(.13)	(.17)	(.17)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.24)	(.48)	(.46)	(.26)	(.26)	(.44)B
Net asset value, end of period	$10.51	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnC,D	3.48%	(.90)%	7.29%	8.21%	13.78%	1.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.55%	.56%	.57%	.59%	.64%
Expenses net of fee waivers, if any	.54%G	.55%	.56%	.57%	.59%	.64%
Expenses net of all reductions	.54%G	.54%	.56%	.56%	.58%	.63%
Net investment income (loss)	1.95%G	1.74%	1.60%	1.51%	1.81%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$983,592	$917,607	$769,619	$495,019	$328,995	$146,236
Portfolio turnover rateH	28%G	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.10	.18	.17	.15	.17	.18
Net realized and unrealized gain (loss)	.25	(.27)	.58	.66	1.06	(.06)
Total from investment operations	.35	(.09)	.75	.81	1.23	.12
Distributions from net investment income	(.10)	(.17)	(.18)	(.13)	(.16)	(.16)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.23)	(.48)	(.45)B	(.26)	(.25)	(.44)
Net asset value, end of period	$10.51	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnC,D	3.42%	(.90)%	7.25%	8.15%	13.74%	1.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G	.60%	.58%	.63%	.66%	.68%
Expenses net of fee waivers, if any	.60%G	.60%	.58%	.63%	.65%	.65%
Expenses net of all reductions	.60%G	.60%	.57%	.62%	.64%	.64%
Net investment income (loss)	1.89%G	1.69%	1.59%	1.45%	1.74%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$16,828	$20,038	$4,256	$1,196	$911	$580
Portfolio turnover rateH	28%G	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.7
General Electric Co.	0.5	0.4
Medtronic PLC	0.4	0.4
Amazon.com, Inc.	0.4	0.3
Alphabet, Inc. Class C	0.4	0.4
Procter & Gamble Co.	0.4	0.3
Facebook, Inc. Class A	0.4	0.3
Alphabet, Inc. Class A	0.4	0.3
Home Depot, Inc	0.4	0.2
Berkshire Hathaway, Inc. Class B	0.3	0.3
	4.4

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	22.1
Consumer Discretionary	8.6	8.4
Information Technology	7.6	7.4
Health Care	6.1	6.8
Energy	6.1	6.2

Top Five Bond Issuers as of March 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.0	7.3
Fannie Mae	4.3	4.0
Freddie Mac	2.0	1.9
Ginnie Mae	1.5	1.5
Illinois Gen. Oblig.	1.0	0.8
	16.8

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	15.8%
AAA,AA,A	6.8%
BBB	10.3%
BB and Below	9.4%
Not Rated	0.2%
Equities*	47.6%
Short-Term Investments and Net Other Assets	9.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	15.2%
AAA,AA,A	9.8%
BBB	12.2%
BB and Below	8.6%
Not Rated	0.3%
Equities*	43.6%
Short-Term Investments and Net Other Assets	10.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	50.3%
Bond Class	41.4%
Short-Term Class	8.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
Stock Class and Equity Futures*	47.4%
Bond Class	45.3%
Short-Term Class	7.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.5% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 46.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	12,600,076	$74,718,450
Fidelity Consumer Discretionary Central Fund (a)	1,283,516	312,099,762
Fidelity Consumer Staples Central Fund (a)	1,008,864	229,940,300
Fidelity Emerging Markets Equity Central Fund (a)	635,062	114,990,746
Fidelity Energy Central Fund (a)	1,458,693	153,162,727
Fidelity Financials Central Fund (a)	5,859,759	472,003,548
Fidelity Health Care Central Fund (a)	1,035,722	325,465,170
Fidelity Industrials Central Fund (a)	1,138,613	267,778,902
Fidelity Information Technology Central Fund (a)	1,879,058	538,237,476
Fidelity International Equity Central Fund (a)	9,862,841	721,959,969
Fidelity Materials Central Fund (a)	395,952	79,253,671
Fidelity Real Estate Equity Central Fund (a)	699,821	76,154,469
Fidelity Telecom Services Central Fund (a)	327,350	59,669,318
Fidelity Utilities Central Fund (a)	557,689	89,971,919
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,298,838,709)		3,515,406,427

Fixed-Income Central Funds - 43.5%
High Yield Fixed-Income Funds - 6.5%
Fidelity Emerging Markets Debt Central Fund (a)	4,033,017	37,749,039
Fidelity Floating Rate Central Fund (a)	774,624	75,711,743
Fidelity High Income Central Fund 1 (a)	4,160,382	380,966,209

TOTAL HIGH YIELD FIXED-INCOME FUNDS		494,426,991

Investment Grade Fixed-Income Funds - 37.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	2,628,348	265,752,244
Fidelity Investment Grade Bond Central Fund (a)	23,706,935	2,541,383,471

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,807,135,715

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,158,333,346)		3,301,562,706

Common Stocks - 0.0%
United States of America - 0.0%
HealthSouth Corp. warrants 1/17/17 (b)
(Cost $40,921)	27,649	56,680

Money Market Central Funds - 7.4%
Fidelity Cash Central Fund, 0.39% (c)	505,891,761	505,891,761
Fidelity Money Market Central Fund, 0.69% (c)	55,578,966	55,578,966
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	821,500	821,500
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $562,292,227)		562,292,227
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.34% 5/5/16 to 6/9/16 (e)
(Cost $10,185,935)	10,190,000	10,188,255
	Shares	Value

Investment Companies - 2.8%
iShares 20+ Year Treasury Bond ETF (f)	343,200	$44,825,352
iShares S&P 500 Index ETF	829,189	171,351,908
TOTAL INVESTMENT COMPANIES
(Cost $202,521,716)		216,177,260
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $6,232,212,854)		7,605,683,555
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,822,023)
NET ASSETS - 100%		$7,597,861,532

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,248 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	93,730,360	$3,980,558

The face value of futures purchased as a percentage of Net Assets is 1.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $188,917,906.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,874,316.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$708,257
Fidelity Commodity Strategy Central Fund	10,540
Fidelity Consumer Discretionary Central Fund	2,400,790
Fidelity Consumer Staples Central Fund	2,669,605
Fidelity Emerging Markets Debt Central Fund	1,347,543
Fidelity Emerging Markets Equity Central Fund	579,655
Fidelity Energy Central Fund	1,336,620
Fidelity Financials Central Fund	4,307,898
Fidelity Floating Rate Central Fund	2,064,825
Fidelity Health Care Central Fund	1,276,908
Fidelity High Income Central Fund 1	12,752,647
Fidelity Industrials Central Fund	1,971,208
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	1,614,007
Fidelity International Equity Central Fund	8,461,824
Fidelity Investment Grade Bond Central Fund	44,895,902
Fidelity Materials Central Fund	847,063
Fidelity Money Market Central Fund	142,811
Fidelity Real Estate Equity Central Fund	965,127
Fidelity Securities Lending Cash Central Fund	90,062
Fidelity Telecom Services Central Fund	648,688
Fidelity Utilities Central Fund	1,151,226
Total	$90,243,206

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$14,107,624	$97,597,169	$39,426,800	$74,718,450	13.8%
Fidelity Consumer Discretionary Central Fund	305,753,520	4,814,745	10,006,831	312,099,762	20.1%
Fidelity Consumer Staples Central Fund	206,996,342	4,344,708	7,267,643	229,940,300	18.1%
Fidelity Emerging Markets Debt Central Fund	37,113,357	1,621,458	2,223,260	37,749,039	35.2%
Fidelity Emerging Markets Equity Central Fund	79,664,448	42,072,693	10,429,432	114,990,746	31.1%
Fidelity Energy Central Fund	153,679,962	2,549,065	5,155,596	153,162,727	17.9%
Fidelity Financials Central Fund	482,162,133	8,174,686	15,997,568	472,003,548	20.1%
Fidelity Floating Rate Central Fund	80,941,046	2,612,213	4,446,336	75,711,743	5.3%
Fidelity Health Care Central Fund	345,575,850	4,076,069	11,756,904	325,465,170	18.4%
Fidelity High Income Central Fund 1	348,630,207	54,278,439	11,647,386	380,966,209	34.1%
Fidelity Industrials Central Fund	243,088,770	3,928,892	8,319,915	267,778,902	19.9%
Fidelity Inflation-Protected Bond Index Central Fund	210,977,007	60,308,600	12,806,188	265,752,244	32.3%
Fidelity Information Technology Central Fund	500,998,244	5,772,519	17,093,493	538,237,476	19.1%
Fidelity International Equity Central Fund	730,899,356	26,661,808	47,206,108	721,959,969	34.1%
Fidelity Investment Grade Bond Central Fund	2,900,282,297	108,966,640	494,560,757	2,541,383,471	38.0%
Fidelity Materials Central Fund	75,673,855	1,431,205	2,450,836	79,253,671	20.7%
Fidelity Real Estate Equity Central Fund	84,803,465	1,612,991	19,589,626	76,154,469	32.8%
Fidelity Telecom Services Central Fund	51,730,713	1,086,265	2,054,054	59,669,318	16.2%
Fidelity Utilities Central Fund	81,381,954	1,803,631	2,865,059	89,971,919	19.2%
Total	$6,934,460,150	$433,713,796	$725,303,792	$6,816,969,133

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$56,680	$56,680	$--	$--
Equity Central Funds	3,515,406,427	3,515,406,427	--	--
Fixed-Income Central Funds	3,301,562,706	3,301,562,706	--	--
Money Market Central Funds	562,292,227	562,292,227	--	--
Other Short-Term Investments	10,188,255	--	10,188,255	--
Investment Companies	216,177,260	216,177,260	--	--
Total Investments in Securities:	$7,605,683,555	$7,595,495,300	$10,188,255	$--
Derivative Instruments:
Assets
Futures Contracts	$3,980,558	$3,980,558	$--	$--
Total Assets	$3,980,558	$3,980,558	$--	$--
Total Derivative Instruments:	$3,980,558	$3,980,558	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,980,558	$0
Total Equity Risk	3,980,558	0
Total Value of Derivatives	$3,980,558	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.5%
United Kingdom	3.7%
Japan	2.1%
Netherlands	1.4%
Ireland	1.3%
Cayman Islands	1.2%
France	1.2%
Mexico	1.1%
Others (Individually Less Than 1%)	10.5%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $809,782) — See accompanying schedule: Unaffiliated issuers (cost $212,748,572)	$226,422,195
Fidelity Central Funds (cost $6,019,464,282)	7,379,261,360
Total Investments (cost $6,232,212,854)		$7,605,683,555
Receivable for investments sold		64,139,782
Receivable for fund shares sold		1,885,692
Distributions receivable from Fidelity Central Funds		163,994
Prepaid expenses		8,548
Other receivables		252,609
Total assets		7,672,134,180
Liabilities
Payable for investments purchased	$64,404,417
Payable for fund shares redeemed	3,866,653
Accrued management fee	3,131,029
Distribution and service plan fees payable	64,745
Payable for daily variation margin for derivative instruments	733,502
Other affiliated payables	947,756
Other payables and accrued expenses	303,046
Collateral on securities loaned, at value	821,500
Total liabilities		74,272,648
Net Assets		$7,597,861,532
Net Assets consist of:
Paid in capital		$7,200,580,343
Undistributed net investment income		27,588,713
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,007,758,783)
Net unrealized appreciation (depreciation) on investments		1,377,451,259
Net Assets		$7,597,861,532
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($70,455,888 ÷ 4,363,667 shares)		$16.15
Maximum offering price per share (100/94.25 of $16.15)		$17.14
Class T:
Net Asset Value and redemption price per share ($31,470,943 ÷ 1,951,319 shares)		$16.13
Maximum offering price per share (100/96.50 of $16.13)		$16.72
Class B:
Net Asset Value and offering price per share ($2,227,215 ÷ 138,269 shares)(a)		$16.11
Class C:
Net Asset Value and offering price per share ($43,002,587 ÷ 2,682,445 shares)(a)		$16.03
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($7,413,683,462 ÷ 457,389,914 shares)		$16.21
Class I:
Net Asset Value, offering price and redemption price per share ($37,021,437 ÷ 2,288,073 shares)		$16.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$3,950,087
Interest		8,704
Income from Fidelity Central Funds		90,243,206
Total income		94,201,997
Expenses
Management fee	$19,078,132
Transfer agent fees	5,090,918
Distribution and service plan fees	387,670
Accounting and security lending fees	740,526
Custodian fees and expenses	1,408
Independent trustees' compensation	16,884
Depreciation in deferred trustee compensation account	(223)
Registration fees	66,527
Audit	25,015
Legal	26,575
Miscellaneous	(115,339)
Total expenses before reductions	25,318,093
Expense reductions	(98,968)	25,219,125
Net investment income (loss)		68,982,872
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,089,069)
Fidelity Central Funds	(4,369,045)
Foreign currency transactions	142,081
Futures contracts	28,198,804
Capital gain distributions from Fidelity Central Funds	6,653
Total net realized gain (loss)		7,889,424
Change in net unrealized appreciation (depreciation) on: Investment securities	192,863,990
Assets and liabilities in foreign currencies	6,315
Futures contracts	9,438,116
Total change in net unrealized appreciation (depreciation)		202,308,421
Net gain (loss)		210,197,845
Net increase (decrease) in net assets resulting from operations		$279,180,717

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,982,872	$133,185,209
Net realized gain (loss)	7,889,424	224,814,206
Change in net unrealized appreciation (depreciation)	202,308,421	(462,905,058)
Net increase (decrease) in net assets resulting from operations	279,180,717	(104,905,643)
Distributions to shareholders from net investment income	(75,305,629)	(123,762,955)
Distributions to shareholders from net realized gain	(287,947,103)	(522,702,610)
Total distributions	(363,252,732)	(646,465,565)
Share transactions - net increase (decrease)	(1,381,743)	298,082,778
Total increase (decrease) in net assets	(85,453,758)	(453,288,430)
Net Assets
Beginning of period	7,683,315,290	8,136,603,720
End of period (including undistributed net investment income of $27,588,713 and undistributed net investment income of $33,911,470, respectively)	$7,597,861,532	$7,683,315,290

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.33	$17.99	$17.78	$16.36	$14.43	$14.64
Income from Investment Operations
Net investment income (loss)A	.12	.23	.22	.19	.21	.22
Net realized and unrealized gain (loss)	.45	(.50)	1.13	1.43	1.98	(.19)
Total from investment operations	.57	(.27)	1.35	1.62	2.19	.03
Distributions from net investment income	(.14)	(.22)	(.23)	(.19)	(.23)	(.22)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.75)B	(1.39)	(1.14)	(.20)C	(.26)D	(.24)
Net asset value, end of period	$16.15	$16.33	$17.99	$17.78	$16.36	$14.43
Total ReturnE,F,G	3.58%	(1.70)%	7.96%	10.01%	15.31%	.11%
Ratios to Average Net AssetsH,I
Expenses before reductions	.96%J	.96%	.95%	.99%	1.01%	1.01%
Expenses net of fee waivers, if any	.96%J	.96%	.95%	.99%	1.01%	1.01%
Expenses net of all reductions	.95%J	.95%	.95%	.98%	1.00%	1.00%
Net investment income (loss)	1.51%J	1.34%	1.24%	1.12%	1.35%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$70,456	$70,616	$72,246	$74,128	$61,693	$48,154
Portfolio turnover rateK	26%J	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.616 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.31	$17.97	$17.76	$16.34	$14.41	$14.63
Income from Investment Operations
Net investment income (loss)A	.10	.19	.17	.15	.17	.19
Net realized and unrealized gain (loss)	.45	(.51)	1.14	1.43	1.98	(.20)
Total from investment operations	.55	(.32)	1.31	1.58	2.15	(.01)
Distributions from net investment income	(.11)	(.17)	(.19)	(.15)	(.20)	(.19)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.73)	(1.34)	(1.10)	(.16)B	(.22)	(.21)
Net asset value, end of period	$16.13	$16.31	$17.97	$17.76	$16.34	$14.41
Total ReturnC,D,E	3.44%	(1.98)%	7.69%	9.76%	15.06%	(.16)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.22%H	1.22%	1.22%	1.24%	1.24%	1.23%
Expenses net of fee waivers, if any	1.22%H	1.22%	1.22%	1.24%	1.24%	1.23%
Expenses net of all reductions	1.22%H	1.22%	1.22%	1.22%	1.23%	1.22%
Net investment income (loss)	1.24%H	1.07%	.97%	.87%	1.12%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$31,471	$30,381	$32,372	$28,826	$22,505	$19,679
Portfolio turnover rateI	26%H	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.28	$17.94	$17.73	$16.31	$14.38	$14.59
Income from Investment Operations
Net investment income (loss)A	.06	.10	.09	.06	.09	.11
Net realized and unrealized gain (loss)	.46	(.51)	1.13	1.44	1.98	(.20)
Total from investment operations	.52	(.41)	1.22	1.50	2.07	(.09)
Distributions from net investment income	(.07)	(.08)	(.10)	(.06)	(.11)	(.10)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.69)	(1.25)	(1.01)	(.08)	(.14)B	(.12)
Net asset value, end of period	$16.11	$16.28	$17.94	$17.73	$16.31	$14.38
Total ReturnC,D,E	3.23%	(2.48)%	7.17%	9.20%	14.47%	(.65)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.70%H	1.70%	1.70%	1.74%	1.76%	1.76%
Expenses net of fee waivers, if any	1.70%H	1.70%	1.70%	1.74%	1.76%	1.76%
Expenses net of all reductions	1.70%H	1.69%	1.70%	1.72%	1.75%	1.75%
Net investment income (loss)	.77%H	.59%	.49%	.37%	.61%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$2,227	$2,415	$3,579	$3,882	$4,186	$4,109
Portfolio turnover rateI	26%H	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.21	$17.88	$17.68	$16.27	$14.35	$14.57
Income from Investment Operations
Net investment income (loss)A	.06	.10	.08	.06	.09	.11
Net realized and unrealized gain (loss)	.45	(.52)	1.13	1.43	1.98	(.19)
Total from investment operations	.51	(.42)	1.21	1.49	2.07	(.08)
Distributions from net investment income	(.07)	(.08)	(.10)	(.07)	(.12)	(.11)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.69)	(1.25)	(1.01)	(.08)B	(.15)C	(.14)D
Net asset value, end of period	$16.03	$16.21	$17.88	$17.68	$16.27	$14.35
Total ReturnE,F,G	3.20%	(2.52)%	7.16%	9.21%	14.49%	(.64)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.72%J	1.72%	1.72%	1.74%	1.75%	1.74%
Expenses net of fee waivers, if any	1.72%J	1.72%	1.72%	1.74%	1.75%	1.74%
Expenses net of all reductions	1.72%J	1.72%	1.72%	1.73%	1.74%	1.73%
Net investment income (loss)	.75%J	.57%	.47%	.37%	.61%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$43,003	$42,095	$38,792	$31,204	$21,859	$17,320
Portfolio turnover rateK	26%J	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.39	$18.06	$17.84	$16.41	$14.47	$14.68
Income from Investment Operations
Net investment income (loss)A	.15	.29	.28	.24	.26	.27
Net realized and unrealized gain (loss)	.45	(.52)	1.14	1.44	1.99	(.19)
Total from investment operations	.60	(.23)	1.42	1.68	2.25	.08
Distributions from net investment income	(.16)	(.27)	(.29)	(.24)	(.28)	(.26)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.78)	(1.44)	(1.20)	(.25)B	(.31)C	(.29)D
Net asset value, end of period	$16.21	$16.39	$18.06	$17.84	$16.41	$14.47
Total ReturnE,F	3.73%	(1.45)%	8.33%	10.38%	15.71%	.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.66%	.66%	.68%	.69%	.70%
Expenses net of fee waivers, if any	.65%I	.66%	.66%	.67%	.69%	.70%
Expenses net of all reductions	.65%I	.65%	.66%	.66%	.68%	.69%
Net investment income (loss)	1.82%I	1.63%	1.53%	1.43%	1.67%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$7,413,683	$7,504,374	$7,956,041	$7,384,756	$6,838,743	$5,878,293
Portfolio turnover rateJ	26%I	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.36	$18.03	$17.81	$16.39	$14.46	$14.67
Income from Investment Operations
Net investment income (loss)A	.14	.28	.27	.24	.25	.26
Net realized and unrealized gain (loss)	.46	(.52)	1.14	1.43	1.98	(.19)
Total from investment operations	.60	(.24)	1.41	1.67	2.23	.07
Distributions from net investment income	(.16)	(.26)	(.28)	(.23)	(.27)	(.26)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.78)	(1.43)	(1.19)	(.25)	(.30)B	(.28)
Net asset value, end of period	$16.18	$16.36	$18.03	$17.81	$16.39	$14.46
Total ReturnC,D	3.72%	(1.50)%	8.29%	10.28%	15.58%	.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.70%	.71%	.72%	.75%	.74%
Expenses net of fee waivers, if any	.70%G	.70%	.71%	.72%	.75%	.74%
Expenses net of all reductions	.70%G	.69%	.71%	.71%	.74%	.73%
Net investment income (loss)	1.77%G	1.59%	1.48%	1.39%	1.61%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$37,021	$33,434	$33,575	$21,429	$14,732	$7,316
Portfolio turnover rateH	26%G	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.9
General Electric Co.	0.6	0.5
Medtronic PLC	0.6	0.5
Amazon.com, Inc.	0.5	0.4
Alphabet, Inc. Class C	0.5	0.4
Procter & Gamble Co.	0.5	0.4
Facebook, Inc. Class A	0.5	0.4
Alphabet, Inc. Class A	0.4	0.4
Home Depot, Inc.	0.4	0.2
Berkshire Hathaway, Inc. Class B	0.4	0.4
	5.3

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.5	21.7
Consumer Discretionary	9.7	9.2
Information Technology	8.6	9.0
Health Care	6.8	7.9
Industrials	6.7	6.5

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	13.5%
AAA,AA,A	5.3%
BBB	8.7%
BB and Below	8.5%
Not Rated	0.2%
Equities*	57.5%
Short-Term Investments and Net Other Assets	6.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	13.0%
AAA,AA,A	7.8%
BBB	9.6%
BB and Below	8.2%
Not Rated	0.3%
Equities*	53.2%
Short-Term Investments and Net Other Assets	7.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	60.1%
Bond Class	35.4%
Short-Term Class	4.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
Stock Class and Equity Futures*	57.1%
Bond Class	38.1%
Short-Term Class	4.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 25.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 55.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,448,686	$14,520,710
Fidelity Consumer Discretionary Central Fund (a)	296,006	71,976,886
Fidelity Consumer Staples Central Fund (a)	232,871	53,076,020
Fidelity Emerging Markets Equity Central Fund (a)	144,998	26,254,711
Fidelity Energy Central Fund (a)	336,718	35,355,383
Fidelity Financials Central Fund (a)	1,353,194	108,999,775
Fidelity Health Care Central Fund (a)	239,139	75,146,924
Fidelity Industrials Central Fund (a)	262,634	61,766,205
Fidelity Information Technology Central Fund (a)	433,554	124,187,085
Fidelity International Equity Central Fund (a)	2,359,833	172,739,806
Fidelity Materials Central Fund (a)	91,201	18,254,846
Fidelity Real Estate Equity Central Fund (a)	137,485	14,961,140
Fidelity Telecom Services Central Fund (a)	75,745	13,806,714
Fidelity Utilities Central Fund (a)	129,034	20,817,023
TOTAL EQUITY CENTRAL FUNDS
(Cost $610,048,386)		811,863,228

Fixed-Income Central Funds - 37.1%
High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (a)	788,561	7,380,928
Fidelity Floating Rate Central Fund (a)	141,488	13,829,080
Fidelity High Income Central Fund 1 (a)	788,311	72,185,642

TOTAL HIGH YIELD FIXED-INCOME FUNDS		93,395,650

Investment Grade Fixed-Income Funds - 30.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	510,669	51,633,709
Fidelity Investment Grade Bond Central Fund (a)	3,752,834	402,303,809

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		453,937,518

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $540,863,143)		547,333,168

Money Market Central Funds - 3.6%
Fidelity Cash Central Fund, 0.39% (c)
(Cost $53,097,294)	53,097,294	53,097,294
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.34% 5/5/16 to 6/9/16 (d)
(Cost $2,199,122)	2,200,000	2,199,630
	Shares	Value

Investment Companies - 4.4%
iShares 20+ Year Treasury Bond ETF	87,700	$11,454,497
iShares S&P 500 Index ETF	257,999	53,315,491
TOTAL INVESTMENT COMPANIES
(Cost $62,468,569)		64,769,988
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $1,268,676,514)		1,479,263,308
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,414,527)
NET ASSETS - 100%		$1,476,848,781

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
415 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	17,303,425	$734,845

The face value of futures purchased as a percentage of Net Assets is 1.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $38,342,994.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,199,630.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$82,037
Fidelity Commodity Strategy Central Fund	2,047
Fidelity Consumer Discretionary Central Fund	544,601
Fidelity Consumer Staples Central Fund	608,194
Fidelity Emerging Markets Debt Central Fund	254,519
Fidelity Emerging Markets Equity Central Fund	124,460
Fidelity Energy Central Fund	302,414
Fidelity Financials Central Fund	971,476
Fidelity Floating Rate Central Fund	365,185
Fidelity Health Care Central Fund	289,616
Fidelity High Income Central Fund 1	2,373,945
Fidelity Industrials Central Fund	446,237
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	365,054
Fidelity International Equity Central Fund	1,939,216
Fidelity Investment Grade Bond Central Fund	6,807,253
Fidelity Materials Central Fund	191,793
Fidelity Real Estate Equity Central Fund	181,666
Fidelity Telecom Services Central Fund	146,426
Fidelity Utilities Central Fund	261,659
Total	$16,257,798

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,702,710	$18,699,913	$7,341,818	$14,520,710	2.7%
Fidelity Consumer Discretionary Central Fund	67,628,404	4,350,640	2,490,840	71,976,886	4.6%
Fidelity Consumer Staples Central Fund	45,787,630	3,326,756	1,857,265	53,076,020	4.2%
Fidelity Emerging Markets Debt Central Fund	6,766,010	622,582	246,540	7,380,928	6.9%
Fidelity Emerging Markets Equity Central Fund	17,502,737	9,596,896	1,742,940	26,254,711	7.1%
Fidelity Energy Central Fund	33,982,651	2,229,530	1,294,060	35,355,383	4.1%
Fidelity Financials Central Fund	106,653,771	7,095,433	3,994,728	108,999,775	4.6%
Fidelity Floating Rate Central Fund	13,805,161	1,101,148	493,023	13,829,080	1.0%
Fidelity Health Care Central Fund	76,428,696	4,760,092	2,946,684	75,146,924	4.2%
Fidelity High Income Central Fund 1	63,278,896	13,225,280	2,427,648	72,185,642	6.5%
Fidelity Industrials Central Fund	53,776,839	3,580,079	2,096,492	61,766,205	4.6%
Fidelity Inflation-Protected Bond Index Central Fund	38,379,148	13,057,434	1,228,489	51,633,709	6.3%
Fidelity Information Technology Central Fund	110,818,525	19,965,874	17,293,094	124,187,085	4.4%
Fidelity International Equity Central Fund	165,603,250	12,139,795	7,346,336	172,739,806	8.2%
Fidelity Investment Grade Bond Central Fund	423,077,126	33,825,418	59,083,322	402,303,809	6.0%
Fidelity Materials Central Fund	16,738,695	1,120,106	612,103	18,254,846	4.8%
Fidelity Real Estate Equity Central Fund	15,479,638	1,034,240	3,310,764	14,961,140	6.5%
Fidelity Telecom Services Central Fund	11,442,186	886,277	537,629	13,806,714	3.8%
Fidelity Utilities Central Fund	18,002,811	1,320,446	733,789	20,817,023	4.4%
Total	$1,287,854,884	$151,937,939	$117,077,564	$1,359,196,396

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$811,863,228	$811,863,228	$--	$--
Fixed-Income Central Funds	547,333,168	547,333,168	--	--
Money Market Central Funds	53,097,294	53,097,294	--	--
Other Short-Term Investments	2,199,630	--	2,199,630	--
Investment Companies	64,769,988	64,769,988	--	--
Total Investments in Securities:	$1,479,263,308	$1,477,063,678	$2,199,630	$--
Derivative Instruments:
Assets
Futures Contracts	$734,845	$734,845	$--	$--
Total Assets	$734,845	$734,845	$--	$--
Total Derivative Instruments:	$734,845	$734,845	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$734,845	$0
Total Equity Risk	734,845	0
Total Value of Derivatives	$734,845	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets (Unaudited), is as follows. The information is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

United States of America	74.8%
United Kingdom	4.1%
Japan	2.3%
Ireland	1.6%
Netherlands	1.5%
Cayman Islands	1.4%
France	1.4%
Switzerland	1.1%
Canada	1.1%
Mexico	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	8.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $64,667,691)	$66,969,618
Fidelity Central Funds (cost $1,204,008,823)	1,412,293,690
Total Investments (cost $1,268,676,514)		$1,479,263,308
Receivable for investments sold		8,499,003
Receivable for fund shares sold		1,200,798
Distributions receivable from Fidelity Central Funds		16,578
Prepaid expenses		1,603
Other receivables		12,593
Total assets		1,488,993,883
Liabilities
Payable for investments purchased	$9,682,515
Payable for fund shares redeemed	1,351,713
Accrued management fee	667,346
Distribution and service plan fees payable	45,489
Payable for daily variation margin for derivative instruments	170,435
Other affiliated payables	188,450
Other payables and accrued expenses	39,154
Total liabilities		12,145,102
Net Assets		$1,476,848,781
Net Assets consist of:
Paid in capital		$1,416,510,287
Undistributed net investment income		4,548,535
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(155,531,680)
Net unrealized appreciation (depreciation) on investments		211,321,639
Net Assets		$1,476,848,781
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($56,211,511 ÷ 5,298,378 shares)		$10.61
Maximum offering price per share (100/94.25 of $10.61)		$11.26
Class T:
Net Asset Value and redemption price per share ($17,091,984 ÷ 1,617,829 shares)		$10.56
Maximum offering price per share (100/96.50 of $10.56)		$10.94
Class B:
Net Asset Value and offering price per share ($964,239 ÷ 90,570 shares)(a)		$10.65
Class C:
Net Asset Value and offering price per share ($31,685,452 ÷ 3,029,522 shares)(a)		$10.46
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($1,353,143,090 ÷ 127,131,146 shares)		$10.64
Class I:
Net Asset Value, offering price and redemption price per share ($17,752,505 ÷ 1,666,844 shares)		$10.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$862,122
Interest		1,878
Income from Fidelity Central Funds		16,257,798
Total income		17,121,798
Expenses
Management fee	$3,949,763
Transfer agent fees	853,463
Distribution and service plan fees	270,973
Accounting fees and expenses	288,336
Custodian fees and expenses	909
Independent trustees' compensation	3,082
Registration fees	53,131
Audit	23,926
Legal	3,265
Miscellaneous	(23,162)
Total expenses before reductions	5,423,686
Expense reductions	(18,791)	5,404,895
Net investment income (loss)		11,716,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,747,528)
Fidelity Central Funds	(6,286,115)
Foreign currency transactions	27,697
Futures contracts	5,340,819
Total net realized gain (loss)		(3,665,127)
Change in net unrealized appreciation (depreciation) on: Investment securities	45,241,922
Assets and liabilities in foreign currencies	1,132
Futures contracts	1,684,541
Total change in net unrealized appreciation (depreciation)		46,927,595
Net gain (loss)		43,262,468
Net increase (decrease) in net assets resulting from operations		$54,979,371

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,716,903	$21,161,998
Net realized gain (loss)	(3,665,127)	(3,677,830)
Change in net unrealized appreciation (depreciation)	46,927,595	(50,318,641)
Net increase (decrease) in net assets resulting from operations	54,979,371	(32,834,473)
Distributions to shareholders from net investment income	(24,052,987)	(17,475,457)
Distributions to shareholders from net realized gain	(32,419,519)	(64,516,613)
Total distributions	(56,472,506)	(81,992,070)
Share transactions - net increase (decrease)	86,123,161	210,192,200
Total increase (decrease) in net assets	84,630,026	95,365,657
Net Assets
Beginning of period	1,392,218,755	1,296,853,098
End of period (including undistributed net investment income of $4,548,535 and undistributed net investment income of $16,884,619, respectively)	$1,476,848,781	$1,392,218,755

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.60	$11.53	$11.17	$10.16	$8.76	$9.19
Income from Investment Operations
Net investment income (loss)A	.07	.14	.12	.11	.12	.13
Net realized and unrealized gain (loss)	.34	(.39)	.83	1.10	1.38	(.20)
Total from investment operations	.41	(.25)	.95	1.21	1.50	(.07)
Distributions from net investment income	(.15)	(.12)	(.09)	(.09)	(.08)	(.09)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.40)	(.68)	(.59)	(.20)	(.10)	(.36)B
Net asset value, end of period	$10.61	$10.60	$11.53	$11.17	$10.16	$8.76
Total ReturnC,D,E	3.93%	(2.36)%	8.87%	12.15%	17.27%	(1.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.04%	1.03%	1.06%	1.09%	1.12%
Expenses net of fee waivers, if any	1.03%H	1.03%	1.03%	1.06%	1.09%	1.10%
Expenses net of all reductions	1.03%H	1.03%	1.03%	1.05%	1.08%	1.09%
Net investment income (loss)	1.36%H	1.20%	1.08%	1.02%	1.26%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$56,212	$53,879	$53,382	$41,926	$37,312	$30,707
Portfolio turnover rateI	23%H	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$11.48	$11.12	$10.12	$8.72	$9.15
Income from Investment Operations
Net investment income (loss)A	.06	.11	.09	.08	.10	.11
Net realized and unrealized gain (loss)	.32	(.39)	.84	1.09	1.38	(.21)
Total from investment operations	.38	(.28)	.93	1.17	1.48	(.10)
Distributions from net investment income	(.13)	(.09)	(.07)	(.06)	(.06)	(.07)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.37)B	(.65)	(.57)	(.17)	(.08)	(.33)
Net asset value, end of period	$10.56	$10.55	$11.48	$11.12	$10.12	$8.72
Total ReturnC,D,E	3.69%	(2.63)%	8.66%	11.78%	17.12%	(1.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.29%H	1.29%	1.30%	1.32%	1.34%	1.37%
Expenses net of fee waivers, if any	1.29%H	1.29%	1.30%	1.32%	1.34%	1.35%
Expenses net of all reductions	1.28%H	1.28%	1.30%	1.31%	1.33%	1.34%
Net investment income (loss)	1.10%H	.94%	.81%	.76%	1.01%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$17,092	$16,210	$14,759	$13,639	$11,380	$8,045
Portfolio turnover rateI	23%H	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$11.48	$11.12	$10.11	$8.69	$9.12
Income from Investment Operations
Net investment income (loss)A	.03	.05	.03	.02	.05	.06
Net realized and unrealized gain (loss)	.34	(.39)	.83	1.10	1.39	(.21)
Total from investment operations	.37	(.34)	.86	1.12	1.44	(.15)
Distributions from net investment income	(.04)	(.02)	–	–	–	(.02)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.29)	(.57)B	(.50)	(.11)	(.02)	(.28)
Net asset value, end of period	$10.65	$10.57	$11.48	$11.12	$10.11	$8.69
Total ReturnC,D,E	3.55%	(3.09)%	8.01%	11.21%	16.53%	(1.82)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.80%H	1.80%	1.82%	1.89%	1.92%	1.95%
Expenses net of fee waivers, if any	1.80%H	1.80%	1.82%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.80%H	1.79%	1.82%	1.84%	1.84%	1.84%
Net investment income (loss)	.58%H	.43%	.29%	.23%	.50%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$964	$1,227	$1,667	$1,756	$1,745	$1,833
Portfolio turnover rateI	23%H	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.57 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.555 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.42	$11.35	$11.04	$10.06	$8.67	$9.10
Income from Investment Operations
Net investment income (loss)A	.03	.05	.04	.02	.05	.06
Net realized and unrealized gain (loss)	.33	(.38)	.81	1.10	1.38	(.20)
Total from investment operations	.36	(.33)	.85	1.12	1.43	(.14)
Distributions from net investment income	(.08)	(.04)	(.04)	(.02)	(.02)	(.03)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.32)B	(.60)	(.54)	(.14)C	(.04)	(.29)
Net asset value, end of period	$10.46	$10.42	$11.35	$11.04	$10.06	$8.67
Total ReturnD,E,F	3.53%	(3.08)%	7.98%	11.24%	16.55%	(1.79)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.78%I	1.80%	1.80%	1.84%	1.88%	1.90%
Expenses net of fee waivers, if any	1.78%I	1.79%	1.80%	1.84%	1.85%	1.85%
Expenses net of all reductions	1.78%I	1.79%	1.80%	1.83%	1.84%	1.83%
Net investment income (loss)	.60%I	.44%	.31%	.24%	.50%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$31,685	$30,147	$25,867	$18,390	$10,185	$6,928
Portfolio turnover rateJ	23%I	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$11.59	$11.22	$10.21	$8.80	$9.22
Income from Investment Operations
Net investment income (loss)A	.09	.17	.16	.14	.15	.16
Net realized and unrealized gain (loss)	.33	(.39)	.84	1.10	1.39	(.21)
Total from investment operations	.42	(.22)	1.00	1.24	1.54	(.05)
Distributions from net investment income	(.19)	(.16)	(.13)	(.12)	(.11)	(.11)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.44)	(.71)B	(.63)	(.23)	(.13)	(.37)
Net asset value, end of period	$10.64	$10.66	$11.59	$11.22	$10.21	$8.80
Total ReturnC,D	3.96%	(2.03)%	9.26%	12.45%	17.73%	(.79)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.72%	.72%	.74%	.77%	.82%
Expenses net of fee waivers, if any	.71%G	.72%	.72%	.74%	.77%	.82%
Expenses net of all reductions	.71%G	.71%	.72%	.73%	.76%	.80%
Net investment income (loss)	1.67%G	1.51%	1.39%	1.34%	1.59%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,353,143	$1,275,181	$1,187,056	$850,361	$557,351	$246,943
Portfolio turnover rateH	23%G	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$11.59	$11.22	$10.21	$8.79	$9.22
Income from Investment Operations
Net investment income (loss)A	.09	.17	.15	.13	.15	.16
Net realized and unrealized gain (loss)	.33	(.39)	.83	1.10	1.39	(.22)
Total from investment operations	.42	(.22)	.98	1.23	1.54	(.06)
Distributions from net investment income	(.18)	(.15)	(.11)	(.11)	(.10)	(.11)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.43)	(.71)	(.61)	(.22)	(.12)	(.37)
Net asset value, end of period	$10.65	$10.66	$11.59	$11.22	$10.21	$8.79
Total ReturnB,C	4.02%	(2.08)%	9.15%	12.35%	17.73%	(.87)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.76%	.78%	.82%	.84%	.85%
Expenses net of fee waivers, if any	.75%F	.76%	.78%	.82%	.84%	.85%
Expenses net of all reductions	.74%F	.75%	.78%	.81%	.83%	.84%
Net investment income (loss)	1.64%F	1.47%	1.33%	1.26%	1.51%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$17,753	$15,574	$14,122	$8,540	$8,964	$7,470
Portfolio turnover rateG	23%F	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.1
General Electric Co.	0.7	0.6
Medtronic PLC	0.7	0.6
Amazon.com, Inc.	0.6	0.5
Alphabet, Inc. Class C	0.6	0.5
Procter & Gamble Co.	0.6	0.4
Facebook, Inc. Class A	0.5	0.5
Alphabet, Inc. Class A	0.5	0.5
Home Depot, Inc.	0.5	0.2
Berkshire Hathaway, Inc. Class B	0.5	0.4
	6.3

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	20.7
Consumer Discretionary	10.5	10.0
Information Technology	10.2	10.9
Health Care	8.1	8.6
Industrials	8.0	7.5

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	9.9%
AAA,AA,A	3.3%
BBB	5.6%
BB and Below	7.4%
Not Rated	0.2%
Equities*	67.1%
Short-Term Investments and Net Other Assets	6.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	9.7%
AAA,AA,A	5.0%
BBB	6.7%
BB and Below	7.3%
Not Rated	0.3%
Equities*	62.6%
Short-Term Investments and Net Other Assets	8.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	69.7%
Bond Class	25.9%
Short-Term Class	4.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
Stock Class and Equity Futures*	67.0%
Bond Class	28.2%
Short-Term Class	4.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 27.1% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 64.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,970,452	$41,334,781
Fidelity Consumer Discretionary Central Fund (a)	985,873	239,724,763
Fidelity Consumer Staples Central Fund (a)	775,409	176,731,133
Fidelity Emerging Markets Equity Central Fund (a)	533,293	96,563,443
Fidelity Energy Central Fund (a)	1,121,105	117,716,060
Fidelity Financials Central Fund (a)	4,504,659	362,850,289
Fidelity Health Care Central Fund (a)	796,266	250,218,612
Fidelity Industrials Central Fund (a)	874,903	205,759,663
Fidelity Information Technology Central Fund (a)	1,443,598	413,504,273
Fidelity International Equity Central Fund (a)	7,952,083	582,092,441
Fidelity Materials Central Fund (a)	304,003	60,849,219
Fidelity Real Estate Equity Central Fund (a)	391,452	42,597,858
Fidelity Telecom Services Central Fund (a)	252,241	45,978,579
Fidelity Utilities Central Fund (a)	428,918	69,197,305
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,932,351,065)		2,705,118,419

Fixed-Income Central Funds - 27.0%
High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (a)	2,234,225	20,912,344
Fidelity Floating Rate Central Fund (a)	398,160	38,916,110
Fidelity High Income Central Fund 1 (a)	2,238,676	204,995,600

TOTAL HIGH YIELD FIXED-INCOME FUNDS		264,824,054

Investment Grade Fixed-Income Funds - 20.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	1,449,730	146,582,219
Fidelity Investment Grade Bond Central Fund (a)	6,737,839	722,296,382

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		868,878,601

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,122,130,394)		1,133,702,655

Common Stocks - 0.0%
United States of America - 0.0%
HealthSouth Corp. warrants 1/17/17 (b)
(Cost $7,100)	4,797	9,834

Money Market Central Funds - 4.0%
Fidelity Cash Central Fund, 0.39% (c)	166,407,027	166,407,027
Fidelity Money Market Central Fund, 0.69% (c)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $166,407,031)		166,407,031
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.34% 5/5/16 to 6/9/16 (d)
(Cost $8,596,785)	8,600,000	8,598,757
	Shares	Value

Investment Companies - 4.7%
iShares 20+ Year Treasury Bond ETF	245,000	$31,999,450
iShares S&P 500 Index ETF	796,934	164,686,411
TOTAL INVESTMENT COMPANIES
(Cost $190,586,389)		196,685,861
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $3,420,078,764)		4,210,522,557
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(20,313,155)
NET ASSETS - 100%		$4,190,209,402

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,292 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	53,869,940	$2,287,758

The face value of futures purchased as a percentage of Net Assets is 1.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $136,843,374.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,272,799.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$268,484
Fidelity Commodity Strategy Central Fund	5,792
Fidelity Consumer Discretionary Central Fund	1,828,751
Fidelity Consumer Staples Central Fund	2,036,710
Fidelity Emerging Markets Debt Central Fund	727,208
Fidelity Emerging Markets Equity Central Fund	462,978
Fidelity Energy Central Fund	1,016,878
Fidelity Financials Central Fund	3,274,201
Fidelity Floating Rate Central Fund	1,035,922
Fidelity Health Care Central Fund	972,300
Fidelity High Income Central Fund 1	6,792,238
Fidelity Industrials Central Fund	1,500,582
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	1,227,684
Fidelity International Equity Central Fund	6,456,728
Fidelity Investment Grade Bond Central Fund	12,632,405
Fidelity Materials Central Fund	644,679
Fidelity Money Market Central Fund	0
Fidelity Real Estate Equity Central Fund	522,193
Fidelity Securities Lending Cash Central Fund	85,220
Fidelity Telecom Services Central Fund	492,838
Fidelity Utilities Central Fund	877,554
Total	$42,861,345

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$7,698,208	$52,471,536	$20,138,065	$41,334,781	7.6%
Fidelity Consumer Discretionary Central Fund	230,194,082	6,200,286	5,398,481	239,724,763	15.4%
Fidelity Consumer Staples Central Fund	155,826,673	5,115,208	3,885,171	176,731,133	13.9%
Fidelity Emerging Markets Debt Central Fund	19,593,377	1,088,986	452,949	20,912,344	19.5%
Fidelity Emerging Markets Equity Central Fund	70,811,304	26,018,321	4,076,231	96,563,443	26.1%
Fidelity Energy Central Fund	115,645,084	3,234,663	2,775,609	117,716,060	13.7%
Fidelity Financials Central Fund	363,033,248	10,296,756	8,625,909	362,850,289	15.5%
Fidelity Floating Rate Central Fund	39,732,483	1,759,774	905,783	38,916,110	2.7%
Fidelity Health Care Central Fund	260,183,460	6,088,249	6,340,342	250,218,612	14.1%
Fidelity High Income Central Fund 1	183,582,381	31,228,562	4,383,003	204,995,600	18.3%
Fidelity Industrials Central Fund	183,034,580	5,082,952	4,474,858	205,759,663	15.3%
Fidelity Inflation-Protected Bond Index Central Fund	111,370,622	33,736,482	2,559,275	146,582,219	17.8%
Fidelity Information Technology Central Fund	377,147,444	47,302,235	47,757,911	413,504,273	14.7%
Fidelity International Equity Central Fund	554,520,131	33,754,564	14,725,369	582,092,441	27.5%
Fidelity Investment Grade Bond Central Fund	814,208,509	35,631,880	135,395,420	722,296,382	10.8%
Fidelity Materials Central Fund	56,973,772	1,711,966	1,322,967	60,849,219	15.9%
Fidelity Real Estate Equity Central Fund	44,949,237	1,374,175	8,804,912	42,597,858	18.4%
Fidelity Telecom Services Central Fund	38,957,433	1,325,509	1,097,009	45,978,579	12.5%
Fidelity Utilities Central Fund	61,251,917	2,077,833	1,529,068	69,197,305	14.8%
Total	$3,688,713,945	$305,499,937	$274,648,332	$3,838,821,074

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$9,834	$9,834	$--	$--
Equity Central Funds	2,705,118,419	2,705,118,419	--	--
Fixed-Income Central Funds	1,133,702,655	1,133,702,655	--	--
Money Market Central Funds	166,407,031	166,407,031	--	--
Other Short-Term Investments	8,598,757	--	8,598,757	--
Investment Companies	196,685,861	196,685,861	--	--
Total Investments in Securities:	$4,210,522,557	$4,201,923,800	$8,598,757	$--
Derivative Instruments:
Assets
Futures Contracts	$2,287,758	$2,287,758	$--	$--
Total Assets	$2,287,758	$2,287,758	$--	$--
Total Derivative Instruments:	$2,287,758	$2,287,758	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,287,758	$0
Total Equity Risk	2,287,758	0
Total Value of Derivatives	$2,287,758	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.9%
United Kingdom	4.3%
Japan	2.7%
Ireland	1.7%
Cayman Islands	1.6%
France	1.5%
Netherlands	1.4%
Switzerland	1.3%
Canada	1.3%
Others (Individually Less Than 1%)	11.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $199,190,274)	$205,294,452
Fidelity Central Funds (cost $3,220,888,490)	4,005,228,105
Total Investments (cost $3,420,078,764)		$4,210,522,557
Receivable for investments sold		21,377,149
Receivable for fund shares sold		1,699,102
Distributions receivable from Fidelity Central Funds		57,666
Prepaid expenses		4,571
Other receivables		88,481
Total assets		4,233,749,526
Liabilities
Payable for investments purchased	$38,484,670
Payable for fund shares redeemed	1,659,933
Accrued management fee	1,890,896
Distribution and service plan fees payable	93,699
Payable for daily variation margin for derivative instruments	724,482
Other affiliated payables	564,312
Other payables and accrued expenses	122,132
Total liabilities		43,540,124
Net Assets		$4,190,209,402
Net Assets consist of:
Paid in capital		$3,940,214,681
Undistributed net investment income		10,611,511
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(553,348,341)
Net unrealized appreciation (depreciation) on investments		792,731,551
Net Assets		$4,190,209,402
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($139,492,832 ÷ 7,492,243 shares)		$18.62
Maximum offering price per share (100/94.25 of $18.62)		$19.76
Class T:
Net Asset Value and redemption price per share ($45,030,196 ÷ 2,417,025 shares)		$18.63
Maximum offering price per share (100/96.50 of $18.63)		$19.31
Class B:
Net Asset Value and offering price per share ($1,765,258 ÷ 93,291 shares)(a)		$18.92
Class C:
Net Asset Value and offering price per share ($55,027,558 ÷ 2,967,877 shares)(a)		$18.54
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($3,909,068,363 ÷ 209,710,504 shares)		$18.64
Class I:
Net Asset Value, offering price and redemption price per share ($39,825,195 ÷ 2,134,950 shares)		$18.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$2,604,469
Interest		7,169
Income from Fidelity Central Funds		42,861,345
Total income		45,472,983
Expenses
Management fee	$11,291,882
Transfer agent fees	2,775,026
Distribution and service plan fees	567,569
Accounting and security lending fees	667,029
Custodian fees and expenses	1,284
Independent trustees' compensation	8,949
Depreciation in deferred trustee compensation account	(66)
Registration fees	56,929
Audit	23,694
Legal	13,159
Miscellaneous	(51,081)
Total expenses before reductions	15,354,374
Expense reductions	(58,882)	15,295,492
Net investment income (loss)		30,177,491
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,824,132)
Fidelity Central Funds	(13,143,391)
Foreign currency transactions	123,176
Futures contracts	14,533,993
Total net realized gain (loss)		(6,310,354)
Change in net unrealized appreciation (depreciation) on: Investment securities	138,986,520
Assets and liabilities in foreign currencies	(156)
Futures contracts	5,453,883
Total change in net unrealized appreciation (depreciation)		144,440,247
Net gain (loss)		138,129,893
Net increase (decrease) in net assets resulting from operations		$168,307,384

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,177,491	$56,908,907
Net realized gain (loss)	(6,310,354)	(7,071,822)
Change in net unrealized appreciation (depreciation)	144,440,247	(166,138,011)
Net increase (decrease) in net assets resulting from operations	168,307,384	(116,300,926)
Distributions to shareholders from net investment income	(65,006,661)	(52,308,569)
Distributions to shareholders from net realized gain	(154,480,429)	(305,208,277)
Total distributions	(219,487,090)	(357,516,846)
Share transactions - net increase (decrease)	216,712,343	476,784,885
Total increase (decrease) in net assets	165,532,637	2,967,113
Net Assets
Beginning of period	4,024,676,765	4,021,709,652
End of period (including undistributed net investment income of $10,611,511 and undistributed net investment income of $45,440,681, respectively)	$4,190,209,402	$4,024,676,765

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.84	$21.24	$19.60	$17.33	$14.72	$15.24
Income from Investment Operations
Net investment income (loss)A	.11	.22	.21	.18	.19	.19
Net realized and unrealized gain (loss)	.65	(.80)	1.67	2.31	2.64	(.50)
Total from investment operations	.76	(.58)	1.88	2.49	2.83	(.31)
Distributions from net investment income	(.25)	(.22)	(.16)	(.19)	(.19)	(.18)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(.98)	(1.82)	(.24)B	(.22)	(.22)	(.21)
Net asset value, end of period	$18.62	$18.84	$21.24	$19.60	$17.33	$14.72
Total ReturnC,D,E	4.09%	(2.96)%	9.65%	14.56%	19.44%	(2.14)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	1.03%	1.03%	1.06%	1.08%	1.09%
Expenses net of fee waivers, if any	1.02%H	1.03%	1.03%	1.06%	1.08%	1.09%
Expenses net of all reductions	1.02%H	1.02%	1.03%	1.04%	1.07%	1.07%
Net investment income (loss)	1.19%H	1.07%	1.00%	.98%	1.17%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$139,493	$134,849	$143,310	$127,865	$120,425	$107,670
Portfolio turnover rateI	20%H	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.82	$21.22	$19.58	$17.30	$14.70	$15.21
Income from Investment Operations
Net investment income (loss)A	.09	.17	.15	.13	.15	.15
Net realized and unrealized gain (loss)	.64	(.80)	1.67	2.32	2.62	(.49)
Total from investment operations	.73	(.63)	1.82	2.45	2.77	(.34)
Distributions from net investment income	(.20)	(.16)	(.11)	(.14)	(.15)	(.14)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(.92)B	(1.77)C	(.18)	(.17)	(.17)D	(.17)
Net asset value, end of period	$18.63	$18.82	$21.22	$19.58	$17.30	$14.70
Total ReturnE,F,G	3.95%	(3.25)%	9.38%	14.31%	19.03%	(2.36)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.28%J	1.29%	1.29%	1.32%	1.35%	1.35%
Expenses net of fee waivers, if any	1.28%J	1.28%	1.29%	1.32%	1.35%	1.35%
Expenses net of all reductions	1.28%J	1.28%	1.29%	1.30%	1.33%	1.34%
Net investment income (loss)	.93%J	.81%	.74%	.72%	.91%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$45,030	$46,685	$49,337	$44,421	$43,064	$40,033
Portfolio turnover rateK	20%J	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.96	$21.30	$19.61	$17.30	$14.66	$15.15
Income from Investment Operations
Net investment income (loss)A	.03	.05	.03	.03	.06	.06
Net realized and unrealized gain (loss)	.65	(.80)	1.69	2.32	2.63	(.50)
Total from investment operations	.68	(.75)	1.72	2.35	2.69	(.44)
Distributions from net investment income	–	–	–	(.01)	(.03)	(.02)
Distributions from net realized gain	(.72)	(1.59)	(.03)	(.03)	(.03)	(.03)
Total distributions	(.72)	(1.59)	(.03)	(.04)	(.05)B	(.05)
Net asset value, end of period	$18.92	$18.96	$21.30	$19.61	$17.30	$14.66
Total ReturnC,D,E	3.65%	(3.80)%	8.79%	13.61%	18.42%	(2.92)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.88%H	1.86%	1.87%	1.90%	1.90%	1.90%
Expenses net of fee waivers, if any	1.88%H	1.86%	1.87%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.88%H	1.85%	1.87%	1.88%	1.89%	1.89%
Net investment income (loss)	.34%H	.24%	.16%	.14%	.35%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,765	$2,365	$4,142	$5,656	$8,014	$9,605
Portfolio turnover rateI	20%H	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.69	$21.08	$19.48	$17.23	$14.63	$15.13
Income from Investment Operations
Net investment income (loss)A	.04	.06	.05	.04	.07	.07
Net realized and unrealized gain (loss)	.64	(.78)	1.66	2.31	2.62	(.49)
Total from investment operations	.68	(.72)	1.71	2.35	2.69	(.42)
Distributions from net investment income	(.10)	(.07)	(.04)	(.07)	(.07)	(.05)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(.83)	(1.67)	(.11)	(.10)	(.09)B	(.08)
Net asset value, end of period	$18.54	$18.69	$21.08	$19.48	$17.23	$14.63
Total ReturnC,D,E	3.69%	(3.69)%	8.82%	13.70%	18.49%	(2.81)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%H	1.79%	1.79%	1.81%	1.83%	1.83%
Expenses net of fee waivers, if any	1.78%H	1.78%	1.79%	1.81%	1.83%	1.83%
Expenses net of all reductions	1.78%H	1.78%	1.78%	1.79%	1.81%	1.81%
Net investment income (loss)	.44%H	.32%	.25%	.23%	.43%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$55,028	$52,860	$55,104	$46,498	$38,245	$32,160
Portfolio turnover rateI	20%H	20%	13%	20%	20%	16%
 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.89	$21.30	$19.66	$17.38	$14.77	$15.28
Income from Investment Operations
Net investment income (loss)A	.14	.28	.27	.24	.24	.24
Net realized and unrealized gain (loss)	.65	(.80)	1.67	2.32	2.64	(.49)
Total from investment operations	.79	(.52)	1.94	2.56	2.88	(.25)
Distributions from net investment income	(.31)	(.28)	(.23)	(.25)	(.25)	(.23)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.04)	(1.89)B	(.30)	(.28)	(.27)C	(.26)
Net asset value, end of period	$18.64	$18.89	$21.30	$19.66	$17.38	$14.77
Total ReturnD,E	4.26%	(2.69)%	9.98%	14.94%	19.79%	(1.79)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.72%	.73%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.71%H	.72%	.73%	.75%	.76%	.78%
Expenses net of all reductions	.71%H	.71%	.72%	.73%	.75%	.76%
Net investment income (loss)	1.50%H	1.38%	1.31%	1.29%	1.49%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$3,909,068	$3,745,336	$3,729,256	$3,253,088	$2,758,119	$2,103,346
Portfolio turnover rateI	20%H	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.90	$21.31	$19.66	$17.38	$14.78	$15.29
Income from Investment Operations
Net investment income (loss)A	.14	.27	.26	.23	.24	.24
Net realized and unrealized gain (loss)	.64	(.80)	1.68	2.32	2.63	(.50)
Total from investment operations	.78	(.53)	1.94	2.55	2.87	(.26)
Distributions from net investment income	(.30)	(.27)	(.22)	(.24)	(.24)	(.22)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.03)	(1.88)B	(.29)	(.27)	(.27)	(.25)
Net asset value, end of period	$18.65	$18.90	$21.31	$19.66	$17.38	$14.78
Total ReturnC,D	4.21%	(2.73)%	9.98%	14.90%	19.68%	(1.82)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.76%	.77%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.74%G	.76%	.77%	.79%	.80%	.81%
Expenses net of all reductions	.74%G	.75%	.77%	.77%	.79%	.80%
Net investment income (loss)	1.47%G	1.34%	1.26%	1.25%	1.45%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$39,825	$42,581	$40,561	$31,955	$30,418	$26,678
Portfolio turnover rateH	20%G	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.4	1.4
General Electric Co.	0.9	0.8
Medtronic PLC	0.8	0.7
Amazon.com, Inc.	0.8	0.6
Alphabet, Inc. Class C	0.7	0.7
Procter & Gamble Co.	0.7	0.5
Facebook, Inc. Class A	0.7	0.6
Alphabet, Inc. Class A	0.7	0.6
Home Depot, Inc.	0.6	0.3
Berkshire Hathaway, Inc. Class B	0.6	0.6
	7.9

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.0	20.1
Information Technology	12.7	13.3
Consumer Discretionary	11.8	11.7
Health Care	9.7	10.3
Industrials	9.3	8.6

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	4.9%
AAA,AA,A	1.4%
BBB	1.6%
BB and Below	4.6%
Equities*	82.1%
Short-Term Investments and Net Other Assets	5.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	4.6%
AAA,AA,A	2.2%
BBB	2.3%
BB and Below	4.9%
Not Rated	0.1%
Equities	79.0%
Short-Term Investments and Net Other Assets	6.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	84.1%
Bond Class	12.2%
Short-Term Class	3.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

As of September 30, 2015
Stock Class and Equity Futures	83.4%
Bond Class	13.8%
Short-Term Class	2.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 30.5% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 80.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,902,507	$17,211,864
Fidelity Consumer Discretionary Central Fund (a)	470,528	114,413,634
Fidelity Consumer Staples Central Fund (a)	369,916	84,311,341
Fidelity Emerging Markets Equity Central Fund (a)	223,009	40,380,189
Fidelity Energy Central Fund (a)	535,065	56,181,783
Fidelity Financials Central Fund (a)	2,150,172	173,196,330
Fidelity Health Care Central Fund (a)	380,056	119,428,951
Fidelity Industrials Central Fund (a)	417,535	98,195,899
Fidelity Information Technology Central Fund (a)	689,066	197,376,054
Fidelity International Equity Central Fund (a)	3,670,224	268,660,415
Fidelity Materials Central Fund (a)	145,058	29,034,902
Fidelity Real Estate Equity Central Fund (a)	149,036	16,218,058
Fidelity Telecom Services Central Fund (a)	120,385	21,943,865
Fidelity Utilities Central Fund (a)	204,650	33,016,172
TOTAL EQUITY CENTRAL FUNDS
(Cost $940,365,487)		1,269,569,457

Fixed-Income Central Funds - 12.8%
High Yield Fixed-Income Funds - 4.0%
Fidelity Emerging Markets Debt Central Fund (a)	2,967	27,771
Fidelity High Income Central Fund 1 (a)	684,136	62,646,323

TOTAL HIGH YIELD FIXED-INCOME FUNDS		62,674,094

Investment Grade Fixed-Income Funds - 8.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	421,973	42,665,719
Fidelity Investment Grade Bond Central Fund (a)	899,317	96,406,831

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		139,072,550

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $204,671,055)		201,746,644

Common Stocks - 0.0%
United States of America - 0.0%
HealthSouth Corp. warrants 1/17/17 (b)
(Cost $145)	98	201

Money Market Central Funds - 3.5%
Fidelity Cash Central Fund, 0.39% (c)
(Cost $55,989,156)	55,989,156	55,989,156
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.34% 5/5/16 to 6/9/16 (d)
(Cost $3,638,627)	3,640,000	3,639,461
	Shares	Value

Investment Companies - 4.1%
iShares 20+ Year Treasury Bond ETF	144,712	$18,900,834
iShares S&P 500 Index ETF	218,176	45,086,072
TOTAL INVESTMENT COMPANIES
(Cost $62,277,189)		63,986,906
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $1,266,941,659)		1,594,931,825
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(13,688,589)
NET ASSETS - 100%		$1,581,243,236

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
546 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	22,765,470	$966,808

The face value of futures purchased as a percentage of Net Assets is 1.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $51,051,945.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,499,498.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$88,172
Fidelity Commodity Strategy Central Fund	2,337
Fidelity Consumer Discretionary Central Fund	869,900
Fidelity Consumer Staples Central Fund	969,826
Fidelity Emerging Markets Debt Central Fund	962
Fidelity Emerging Markets Equity Central Fund	201,124
Fidelity Energy Central Fund	483,277
Fidelity Financials Central Fund	1,553,851
Fidelity Floating Rate Central Fund	32,735
Fidelity Health Care Central Fund	462,686
Fidelity High Income Central Fund 1	1,888,103
Fidelity Industrials Central Fund	713,352
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	583,834
Fidelity International Equity Central Fund	2,959,062
Fidelity Investment Grade Bond Central Fund	1,734,079
Fidelity Materials Central Fund	306,562
Fidelity Real Estate Equity Central Fund	197,347
Fidelity Securities Lending Cash Central Fund	40,225
Fidelity Telecom Services Central Fund	234,663
Fidelity Utilities Central Fund	417,145
Total	$13,739,242

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$24,139,050	$7,334,379	$17,211,864	3.2%
Fidelity Consumer Discretionary Central Fund	109,622,730	3,810,996	3,209,966	114,413,634	7.4%
Fidelity Consumer Staples Central Fund	74,206,979	3,034,326	2,303,854	84,311,341	6.6%
Fidelity Emerging Markets Debt Central Fund	25,900	962	--	27,771	0.0%
Fidelity Emerging Markets Equity Central Fund	30,615,907	9,864,837	1,498,422	40,380,189	10.9%
Fidelity Energy Central Fund	55,076,316	1,964,741	1,678,188	56,181,783	6.5%
Fidelity Financials Central Fund	172,889,091	6,274,198	5,110,403	173,196,330	7.4%
Fidelity Floating Rate Central Fund	15,019,413	24,651	15,010,144	--	0.0%
Fidelity Health Care Central Fund	123,896,753	3,905,913	3,719,528	119,428,951	6.7%
Fidelity High Income Central Fund 1	49,963,955	15,394,016	1,591,412	62,646,323	5.6%
Fidelity Industrials Central Fund	87,171,964	3,116,438	2,661,910	98,195,899	7.3%
Fidelity Inflation-Protected Bond Index Central Fund	26,456,810	15,900,820	833,595	42,665,719	5.2%
Fidelity Information Technology Central Fund	179,575,781	5,652,550	5,421,247	197,376,054	7.0%
Fidelity International Equity Central Fund	255,620,526	17,463,842	8,440,019	268,660,415	12.7%
Fidelity Investment Grade Bond Central Fund	120,440,753	6,837,239	31,851,354	96,406,831	1.4%
Fidelity Materials Central Fund	27,131,124	1,023,180	791,302	29,034,902	7.6%
Fidelity Real Estate Equity Central Fund	17,025,892	664,306	3,406,151	16,218,058	7.0%
Fidelity Telecom Services Central Fund	18,551,588	793,282	646,283	21,943,865	6.0%
Fidelity Utilities Central Fund	29,166,916	1,217,918	910,932	33,016,172	7.0%
Total	$1,392,458,398	$121,083,265	$96,419,089	$1,471,316,101

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$201	$201	$--	$--
Equity Central Funds	1,269,569,457	1,269,569,457	--	--
Fixed-Income Central Funds	201,746,644	201,746,644	--	--
Money Market Central Funds	55,989,156	55,989,156	--	--
Other Short-Term Investments	3,639,461	--	3,639,461	--
Investment Companies	63,986,906	63,986,906	--	--
Total Investments in Securities:	$1,594,931,825	$1,591,292,364	$3,639,461	$--
Derivative Instruments:
Assets
Futures Contracts	$966,808	$966,808	$--	$--
Total Assets	$966,808	$966,808	$--	$--
Total Derivative Instruments:	$966,808	$966,808	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$966,808	$0
Total Equity Risk	966,808	0
Total Value of Derivatives	$966,808	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets (Unaudited), is as follows. The information is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

United States of America	69.5%
United Kingdom	4.9%
Japan	3.1%
Ireland	2.2%
Cayman Islands	2.0%
Switzerland	1.8%
France	1.8%
Canada	1.3%
Netherlands	1.0%
Germany	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	10.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $65,915,961)	$67,626,568
Fidelity Central Funds (cost $1,201,025,698)	1,527,305,257
Total Investments (cost $1,266,941,659)		$1,594,931,825
Receivable for investments sold		8,258,020
Receivable for fund shares sold		597,544
Distributions receivable from Fidelity Central Funds		18,422
Prepaid expenses		1,712
Other receivables		18,119
Total assets		1,603,825,642
Liabilities
Payable for investments purchased	$19,923,066
Payable for fund shares redeemed	1,292,237
Accrued management fee	712,858
Distribution and service plan fees payable	55,284
Payable for daily variation margin for derivative instruments	306,490
Other affiliated payables	237,429
Other payables and accrued expenses	55,042
Total liabilities		22,582,406
Net Assets		$1,581,243,236
Net Assets consist of:
Paid in capital		$1,476,720,963
Undistributed net investment income		2,375,444
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(226,810,145)
Net unrealized appreciation (depreciation) on investments		328,956,974
Net Assets		$1,581,243,236
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($72,224,435 ÷ 4,689,485 shares)		$15.40
Maximum offering price per share (100/94.25 of $15.40)		$16.34
Class T:
Net Asset Value and redemption price per share ($21,472,745 ÷ 1,401,814 shares)		$15.32
Maximum offering price per share (100/96.50 of $15.32)		$15.88
Class B:
Net Asset Value and offering price per share ($1,318,220 ÷ 85,230 shares)(a)		$15.47
Class C:
Net Asset Value and offering price per share ($37,517,245 ÷ 2,473,858 shares)(a)		$15.17
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($1,412,278,850 ÷ 91,006,757 shares)		$15.52
Class I:
Net Asset Value, offering price and redemption price per share ($36,431,741 ÷ 2,355,327 shares)		$15.47

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$979,131
Interest		2,891
Income from Fidelity Central Funds		13,739,242
Total income		14,721,264
Expenses
Management fee	$4,255,713
Transfer agent fees	1,211,289
Distribution and service plan fees	327,170
Accounting and security lending fees	243,841
Custodian fees and expenses	1,028
Independent trustees' compensation	3,327
Registration fees	48,685
Audit	23,921
Legal	3,904
Miscellaneous	(25,264)
Total expenses before reductions	6,093,614
Expense reductions	(22,852)	6,070,762
Net investment income (loss)		8,650,502
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,582,110)
Fidelity Central Funds	(5,041,285)
Foreign currency transactions	53,800
Futures contracts	4,952,645
Total net realized gain (loss)		(3,616,950)
Change in net unrealized appreciation (depreciation) on: Investment securities	62,288,204
Assets and liabilities in foreign currencies	(105)
Futures contracts	1,824,362
Total change in net unrealized appreciation (depreciation)		64,112,461
Net gain (loss)		60,495,511
Net increase (decrease) in net assets resulting from operations		$69,146,013

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,650,502	$17,512,456
Net realized gain (loss)	(3,616,950)	(24,433,751)
Change in net unrealized appreciation (depreciation)	64,112,461	(60,698,338)
Net increase (decrease) in net assets resulting from operations	69,146,013	(67,619,633)
Distributions to shareholders from net investment income	(20,421,168)	(18,161,462)
Distributions to shareholders from net realized gain	(51,494,211)	(119,223,346)
Total distributions	(71,915,379)	(137,384,808)
Share transactions - net increase (decrease)	74,185,979	122,331,834
Total increase (decrease) in net assets	71,416,613	(82,672,607)
Net Assets
Beginning of period	1,509,826,623	1,592,499,230
End of period (including undistributed net investment income of $2,375,444 and undistributed net investment income of $14,146,110, respectively)	$1,581,243,236	$1,509,826,623

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.42	$17.64	$16.38	$14.03	$11.62	$12.23
Income from Investment Operations
Net investment income (loss)A	.07	.14	.16	.14	.14	.13
Net realized and unrealized gain (loss)	.61	(.77)	1.64	2.38	2.43	(.58)
Total from investment operations	.68	(.63)	1.80	2.52	2.57	(.45)
Distributions from net investment income	(.17)	(.17)	(.11)	(.14)	(.14)	(.13)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(.70)	(1.59)B	(.54)C	(.17)D	(.16)	(.16)
Net asset value, end of period	$15.40	$15.42	$17.64	$16.38	$14.03	$11.62
Total ReturnE,F,G	4.49%	(3.86)%	11.24%	18.14%	22.30%	(3.85)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.05%J	1.05%	1.04%	1.05%	1.08%	1.10%
Expenses net of fee waivers, if any	1.05%J	1.05%	1.04%	1.05%	1.08%	1.10%
Expenses net of all reductions	1.05%J	1.04%	1.04%	1.03%	1.07%	1.08%
Net investment income (loss)	.85%J	.85%	.92%	.91%	1.07%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$72,224	$66,006	$66,659	$82,805	$66,048	$50,854
Portfolio turnover rateK	20%J	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$17.56	$16.32	$13.97	$11.58	$12.19
Income from Investment Operations
Net investment income (loss)A	.04	.10	.11	.09	.10	.10
Net realized and unrealized gain (loss)	.62	(.78)	1.63	2.38	2.41	(.58)
Total from investment operations	.66	(.68)	1.74	2.47	2.51	(.48)
Distributions from net investment income	(.13)	(.13)	(.08)	(.10)	(.10)	(.10)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(.66)	(1.56)	(.50)	(.12)	(.12)	(.13)
Net asset value, end of period	$15.32	$15.32	$17.56	$16.32	$13.97	$11.58
Total ReturnB,C,D	4.37%	(4.21)%	10.92%	17.85%	21.86%	(4.08)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.32%G	1.33%	1.33%	1.35%	1.36%	1.35%
Expenses net of fee waivers, if any	1.32%G	1.33%	1.33%	1.35%	1.36%	1.35%
Expenses net of all reductions	1.32%G	1.32%	1.33%	1.33%	1.35%	1.33%
Net investment income (loss)	.58%G	.57%	.63%	.61%	.80%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$21,473	$18,991	$17,690	$13,606	$10,604	$8,449
Portfolio turnover rateH	20%G	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.37	$17.55	$16.29	$13.94	$11.53	$12.12
Income from Investment Operations
Net investment income (loss)A	–B	.01	.02	.01	.03	.02
Net realized and unrealized gain (loss)	.62	(.76)	1.64	2.38	2.41	(.57)
Total from investment operations	.62	(.75)	1.66	2.39	2.44	(.55)
Distributions from net investment income	–	–B	–	(.02)	(.01)	(.01)
Distributions from net realized gain	(.52)	(1.43)	(.40)	(.02)	(.02)	(.03)
Total distributions	(.52)	(1.43)	(.40)	(.04)	(.03)	(.04)
Net asset value, end of period	$15.47	$15.37	$17.55	$16.29	$13.94	$11.53
Total ReturnC,D,E	4.07%	(4.59)%	10.37%	17.19%	21.24%	(4.60)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.84%H	1.82%	1.83%	1.88%	1.91%	1.91%
Expenses net of fee waivers, if any	1.84%H	1.82%	1.83%	1.88%	1.91%	1.91%
Expenses net of all reductions	1.84%H	1.81%	1.83%	1.86%	1.89%	1.89%
Net investment income (loss)	.06%H	.08%	.13%	.08%	.25%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,318	$1,537	$2,463	$3,071	$2,996	$2,898
Portfolio turnover rateI	20%H	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.14	$17.37	$16.16	$13.85	$11.47	$12.10
Income from Investment Operations
Net investment income (loss)A	.01	.02	.03	.02	.04	.03
Net realized and unrealized gain (loss)	.61	(.76)	1.61	2.35	2.41	(.58)
Total from investment operations	.62	(.74)	1.64	2.37	2.45	(.55)
Distributions from net investment income	(.06)	(.06)	(.01)	(.04)	(.05)	(.05)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(.59)	(1.49)	(.43)	(.06)	(.07)	(.08)
Net asset value, end of period	$15.17	$15.14	$17.37	$16.16	$13.85	$11.47
Total ReturnB,C,D	4.14%	(4.62)%	10.37%	17.22%	21.44%	(4.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.80%G	1.81%	1.81%	1.84%	1.84%	1.84%
Expenses net of fee waivers, if any	1.80%G	1.81%	1.81%	1.83%	1.84%	1.84%
Expenses net of all reductions	1.80%G	1.80%	1.81%	1.81%	1.83%	1.82%
Net investment income (loss)	.10%G	.10%	.15%	.13%	.32%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$37,517	$34,590	$30,717	$21,781	$17,243	$13,379
Portfolio turnover rateH	20%G	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.56	$17.79	$16.52	$14.14	$11.72	$12.31
Income from Investment Operations
Net investment income (loss)A	.09	.20	.21	.18	.18	.17
Net realized and unrealized gain (loss)	.62	(.78)	1.65	2.40	2.43	(.58)
Total from investment operations	.71	(.58)	1.86	2.58	2.61	(.41)
Distributions from net investment income	(.22)	(.23)	(.17)	(.18)	(.17)	(.15)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(.75)	(1.65)B	(.59)	(.20)	(.19)	(.18)
Net asset value, end of period	$15.52	$15.56	$17.79	$16.52	$14.14	$11.72
Total ReturnC,D	4.64%	(3.54)%	11.54%	18.52%	22.53%	(3.51)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.75%	.74%	.77%	.81%	.82%
Expenses net of fee waivers, if any	.74%G	.75%	.74%	.77%	.81%	.82%
Expenses net of all reductions	.74%G	.74%	.74%	.75%	.80%	.80%
Net investment income (loss)	1.16%G	1.16%	1.21%	1.19%	1.35%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,412,279	$1,350,006	$1,433,196	$1,100,838	$706,722	$557,908
Portfolio turnover rateH	20%G	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.51	$17.74	$16.48	$14.11	$11.69	$12.30
Income from Investment Operations
Net investment income (loss)A	.09	.19	.21	.18	.18	.17
Net realized and unrealized gain (loss)	.62	(.76)	1.64	2.39	2.43	(.59)
Total from investment operations	.71	(.57)	1.85	2.57	2.61	(.42)
Distributions from net investment income	(.21)	(.23)	(.16)	(.17)	(.17)	(.16)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(.75)B	(1.66)	(.59)C	(.20)D	(.19)	(.19)
Net asset value, end of period	$15.47	$15.51	$17.74	$16.48	$14.11	$11.69
Total ReturnE,F	4.62%	(3.52)%	11.49%	18.45%	22.60%	(3.58)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.76%	.76%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.75%I	.76%	.76%	.79%	.81%	.81%
Expenses net of all reductions	.75%I	.75%	.76%	.77%	.79%	.79%
Net investment income (loss)	1.15%I	1.15%	1.19%	1.17%	1.35%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$36,432	$38,697	$41,775	$13,088	$10,710	$8,600
Portfolio turnover rateJ	20%I	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class T, Class C, Asset Manager and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.06%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	.10%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2016, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds and underlying funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Asset Manager 20%%	$4,269,411,583	$435,995,470	$(15,351,054)	$420,644,416
Fidelity Asset Manager 30%%	846,638,350	80,721,760	(6,173,642)	74,548,118
Fidelity Asset Manager 40%%	975,984,990	94,910,201	(9,871,432)	85,038,769
Fidelity Asset Manager 50%%	6,237,242,677	1,440,256,483	(71,815,605)	1,368,440,878
Fidelity Asset Manager 60%%	1,269,460,634	224,722,003	(14,919,329)	209,802,674
Fidelity Asset Manager 70%%	3,422,286,811	880,474,648	(92,238,902)	788,235,746
Fidelity Asset Manager 85%%	1,268,363,220	350,924,994	(24,356,389)	326,568,605

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$12,872,586	$4,542,617
Totals	$12,872,586	$4,542,617
Fidelity Asset Manager 30%%
Equity Risk
Futures Contracts	$3,622,440	$109,871
Totals	$3,622,440	$109,871
Fidelity Asset Manager 40%%
Equity Risk
Futures Contracts	$3,615,010	$1,150,764
Totals	$3,615,010	$1,150,764
Fidelity Asset Manager 50%%
Equity Risk
Futures Contracts	$28,198,804	$9,438,116
Totals	$28,198,804	$9,438,116
Fidelity Asset Manager 60%%
Equity Risk
Futures Contracts	$5,340,819	$1,684,541
Totals	$5,340,819	$1,684,541
Fidelity Asset Manager 70%%
Equity Risk
Futures Contracts	$14,533,993	$5,453,883
Totals	$14,533,993	$5,453,883
Fidelity Asset Manager 85%%
Equity Risk
Futures Contracts	$4,952,645	$1,824,362
Totals	$4,952,645	$1,824,362

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%%	485,021,828	561,433,897
Fidelity Asset Manager 30%%	153,894,038	108,067,144
Fidelity Asset Manager 40%%	182,618,060	124,755,985
Fidelity Asset Manager 50%%	930,302,942	1,018,907,298
Fidelity Asset Manager 60%%	252,854,893	155,679,869
Fidelity Asset Manager 70%%	611,058,046	390,159,684
Fidelity Asset Manager 85%%	218,384,017	150,309,156

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%%	.30%	.11%	.41%
Fidelity Asset Manager 30%%	.30%	.11%	.41%
Fidelity Asset Manager 40%%	.30%	.11%	.41%
Fidelity Asset Manager 50%%	.25%	.25%	.50%
Fidelity Asset Manager 60%%	.30%	.25%	.55%
Fidelity Asset Manager 70%%	.30%	.25%	.55%
Fidelity Asset Manager 85%%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$46,437	$857
Class T	.25%	.25%	48,206	–
Class B	.75%	.25%	6,640	4,980
Class C	.75%	.25%	141,939	25,404
			$243,222	$31,241
Fidelity Asset Manager 30%%
Class A	-%	.25%	$28,473	$3,903
Class T	.25%	.25%	28,496	26
Class B	.75%	.25%	2,637	2,008
Class C	.75%	.25%	102,351	24,155
			$161,957	$30,092
Fidelity Asset Manager 40%%
Class A	-%	.25%	$42,556	$3,329
Class T	.25%	.25%	25,414	–
Class B	.75%	.25%	2,541	1,906
Class C	.75%	.25%	100,868	24,958
			$171,379	$30,193
Fidelity Asset Manager 50%%
Class A	-%	.25%	$88,951	$1,775
Class T	.25%	.25%	77,788	–
Class B	.75%	.25%	11,875	8,906
Class C	.75%	.25%	209,056	41,685
			$387,670	$52,366
Fidelity Asset Manager 60%%
Class A	-%	.25%	$69,093	$352
Class T	.25%	.25%	42,224	–
Class B	.75%	.25%	5,681	4,261
Class C	.75%	.25%	153,975	26,938
			$270,973	$31,551
Fidelity Asset Manager 70%%
Class A	-%	.25%	$170,832	$1,752
Class T	.25%	.25%	115,026	–
Class B	.75%	.25%	10,379	7,784
Class C	.75%	.25%	271,332	36,924
			$567,569	$46,460
Fidelity Asset Manager 85%%
Class A	-%	.25%	$88,294	$1,263
Class T	.25%	.25%	51,072	–
Class B	.75%	.25%	7,107	5,330
Class C	.75%	.25%	180,697	36,800
			$327,170	$43,393

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%%
Class A	$9,208
Class T	7,911
Class B(a)	675
Class C(a)	7,325
$25,119
Fidelity Asset Manager 30%%
Class A	$8,819
Class T	0
Class B(a)	42
Class C(a)	6,585
$15,446
Fidelity Asset Manager 40%%
Class A	$15,720
Class T	2,648
Class B(a)	200
Class C(a)	2,108
$20,676
Fidelity Asset Manager 50%%
Class A	$19,696
Class T	6,448
Class B(a)	162
Class C(a)	5,205
$31,511
Fidelity Asset Manager 60%%
Class A	$21,922
Class T	4,228
Class B(a)	38
Class C(a)	2,292
$28,480
Fidelity Asset Manager 70%%
Class A	$60,549
Class T	4,075
Class B(a)	303
Class C(a)	4,671
$69,598
Fidelity Asset Manager 85%%
Class A	$29,937
Class T	4,941
Class B(a)	202
Class C(a)	3,383
$38,463

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Asset Manager 20%
Class A	$26,320.14
Class T	15,336.16
Class B	968.15
Class C	22,351.16
Asset Manager 20%%	1,908,776.08
Class I	12,439.13
	$1,986,190
Fidelity Asset Manager 30%%
Class A	$15,735.14
Class T	8,890.16
Class B	420.16
Class C	15,298.15
Asset Manager 30%%	314,795.08
Class I	5,831.13
	$360,969
Fidelity Asset Manager 40%%
Class A	$22,205.13
Class T	7,978.16
Class B	348.14
Class C	15,551.15
Asset Manager 40%%	376,129.08
Class I	12,748.14
	$434,959
Fidelity Asset Manager 50%%
Class A	$66,597.19
Class T	31,842.20
Class B	2,150.18
Class C	41,851.20
Asset Manager 50%%	4,916,809.13
Class I	31,669.18
	$5,090,918
Fidelity Asset Manager 60%%
Class A	$49,861.18
Class T	16,002.19
Class B	1,153.20
Class C	28,907.19
Asset Manager 60%%	745,206.11
Class I	12,334.15
	$853,463
Fidelity Asset Manager 70%%
Class A	$128,754.19
Class T	46,044.20
Class B	3,084.30
Class C	52,983.20
Asset Manager 70%%	2,511,502.13
Class I	32,659.16
	$2,775,026
Fidelity Asset Manager 85%%
Class A	$74,799.21
Class T	23,831.23
Class B	1,801.25
Class C	38,482.21
Asset Manager 85%%	1,042,951.15
Class I	29,425.16
	$1,211,289

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%%	$5,279
Fidelity Asset Manager 30%%	986
Fidelity Asset Manager 40%%	1,130
Fidelity Asset Manager 50%%	8,499
Fidelity Asset Manager 60%%	1,586
Fidelity Asset Manager 70%%	4,542
Fidelity Asset Manager 85%%	1,711

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Total Security Lending Income
Fidelity Asset Manager 20%%	$56,036
Fidelity Asset Manager 50%%	$90,062
Fidelity Asset Manager 70%%	$85,220
Fidelity Asset Manager 85%%	$40,225

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction	Transfer Agent expense reduction
Fidelity Asset Manager 20%%	$30,807	$54	$–
Fidelity Asset Manager 30%%	6,276	31	–
Fidelity Asset Manager 40%%	8,085	25	–
Fidelity Asset Manager 50%%	70,770	103	–
Fidelity Asset Manager 60%%	13,568	31	1
Fidelity Asset Manager 70%%	43,820	104	4
Fidelity Asset Manager 85%%	17,151	47	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%%	$9,713
Fidelity Asset Manager 30%%	1,834
Fidelity Asset Manager 40%%	2,120
Fidelity Asset Manager 50%%	28,095
Fidelity Asset Manager 60%%	5,191
Fidelity Asset Manager 70%%	14,954
Fidelity Asset Manager 85%%	5,654

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2016	Year ended September 30, 2015
Fidelity Asset Manager 20%
From net investment income
Class A	$302,007	$501,145
Class T	131,568	205,919
Class B	5,734	9,455
Class C	123,069	145,536
Asset Manager 20%%	44,645,657	77,740,992
Class I	175,832	229,164
Total	$45,383,867	$78,832,211
From net realized gain
Class A	$768,558	$1,200,191
Class T	397,712	630,164
Class B	28,963	64,097
Class C	580,212	839,473
Asset Manager 20%%	96,332,955	151,471,697
Class I	366,985	437,001
Total	$98,475,385	$154,642,623
Fidelity Asset Manager 30%%
From net investment income
Class A	$192,498	$294,578
Class T	80,618	119,614
Class B	2,403	4,113
Class C	95,672	121,872
Asset Manager 30%%	8,396,965	13,687,215
Class I	87,178	133,141
Total	$8,855,334	$14,360,533
From net realized gain
Class A	$367,407	$561,549
Class T	174,844	274,626
Class B	8,338	21,937
Class C	315,141	502,117
Asset Manager 30%%	12,937,540	21,489,587
Class I	139,018	240,640
Total	$13,942,288	$23,090,456
Fidelity Asset Manager 40%%
From net investment income
Class A	$286,323	$359,813
Class T	69,307	92,069
Class B	2,302	3,851
Class C	95,249	98,718
Asset Manager 40%%	9,549,530	13,653,307
Class I	188,876	135,199
Total	$10,191,587	$14,342,957
From net realized gain
Class A	$422,782	$758,501
Class T	119,403	244,124
Class B	6,236	33,171
Class C	255,795	470,384
Asset Manager 40%%	11,702,088	22,793,923
Class I	237,351	122,859
Total	$12,743,655	$24,422,962
Fidelity Asset Manager 50%%
From net investment income
Class A	$587,216	$896,424
Class T	213,490	320,881
Class B	10,130	13,923
Class C	183,284	196,715
Asset Manager 50%%	73,994,301	121,864,493
Class I	317,208	470,519
Total	$75,305,629	$123,762,955
From net realized gain
Class A	$2,670,933	$4,639,740
Class T	1,173,976	2,164,069
Class B	90,179	216,191
Class C	1,563,215	2,528,640
Asset Manager 50%%	281,226,959	511,052,903
Class I	1,221,841	2,101,067
Total	$287,947,103	$522,702,610
Fidelity Asset Manager 60%%
From net investment income
Class A	$778,039	$562,334
Class T	200,853	119,094
Class B	4,743	2,508
Class C	221,700	106,137
Asset Manager 60%%	22,576,101	16,510,467
Class I	271,551	174,917
Total	$24,052,987	$17,475,457
From net realized gain
Class A	$1,256,050	$2,600,794
Class T	390,635	734,414
Class B	26,625	77,323
Class C	720,526	1,338,769
Asset Manager 60%%	29,661,155	59,118,120
Class I	364,528	647,193
Total	$32,419,519	$64,516,613
Fidelity Asset Manager 70%%
From net investment income
Class A	$1,770,999	$1,479,841
Class T	473,868	367,575
Class C	294,415	171,602
Asset Manager 70%%	61,801,088	49,763,392
Class I	666,291	526,159
Total	$65,006,661	$52,308,569
From net realized gain
Class A	$5,163,635	$10,888,363
Class T	1,764,247	3,662,050
Class B	79,783	280,534
Class C	2,075,200	4,234,614
Asset Manager 70%%	143,806,358	283,051,294
Class I	1,591,206	3,091,422
Total	$154,480,429	$305,208,277
Fidelity Asset Manager 85%%
From net investment income
Class A	$762,308	$638,758
Class T	166,023	138,492
Class B	–	528
Class C	134,918	109,437
Asset Manager 85%%	18,879,814	16,718,884
Class I	478,105	555,363
Total	$20,421,168	$18,161,462
From net realized gain
Class A	$2,376,081	$5,458,131
Class T	691,330	1,508,615
Class B	46,652	188,215
Class C	1,239,853	2,602,764
Asset Manager 85%%	45,949,502	106,034,873
Class I	1,190,793	3,430,748
Total	$51,494,211	$119,223,346

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2016	Year ended September 30, 2015	Six months ended March 31, 2016	Year ended September 30, 2015
Fidelity Asset Manager 20%%
Class A
Shares sold	356,292	746,097	$4,544,706	$9,956,350
Reinvestment of distributions	80,987	124,579	1,027,418	1,642,519
Shares redeemed	(543,133)	(723,345)	(6,976,248)	(9,655,193)
Net increase (decrease)	(105,854)	147,331	$(1,404,124)	$1,943,676
Class T
Shares sold	212,224	258,937	$2,679,832	$3,439,733
Reinvestment of distributions	37,660	56,730	476,832	746,401
Shares redeemed	(220,114)	(383,129)	(2,803,687)	(5,111,207)
Net increase (decrease)	29,770	(67,462)	$352,977	$(925,073)
Class B
Shares sold	3,416	9,712	$44,275	$131,288
Reinvestment of distributions	2,649	5,332	33,498	69,994
Shares redeemed	(34,298)	(52,936)	(435,442)	(704,138)
Net increase (decrease)	(28,233)	(37,892)	$(357,669)	$(502,856)
Class C
Shares sold	306,355	665,471	$3,885,279	$8,823,506
Reinvestment of distributions	51,721	69,057	652,420	904,582
Shares redeemed	(298,639)	(461,220)	(3,820,340)	(6,103,241)
Net increase (decrease)	59,437	273,308	$717,359	$3,624,847
Asset Manager 20%%
Shares sold	24,431,930	65,610,662	$312,751,820	$877,776,600
Reinvestment of distributions	10,749,714	16,814,774	136,616,418	222,136,126
Shares redeemed	(36,885,384)	(83,278,711)	(472,078,827)	(1,112,228,717)
Net increase (decrease)	(1,703,740)	(853,275)	$(22,710,589)	$(12,315,991)
Class I
Shares sold	653,231	484,278	$8,341,569	$6,457,610
Reinvestment of distributions	37,450	42,280	475,438	558,198
Shares redeemed	(344,847)	(307,045)	(4,434,931)	(4,109,960)
Net increase (decrease)	345,834	219,513	$4,382,076	$2,905,848
Fidelity Asset Manager 30%%
Class A
Shares sold	393,951	853,322	$4,036,929	$9,065,272
Reinvestment of distributions	54,960	80,715	554,896	844,570
Shares redeemed	(280,412)	(893,789)	(2,827,159)	(9,529,338)
Net increase (decrease)	168,499	40,248	$1,764,666	$380,504
Class T
Shares sold	144,519	385,571	$1,459,479	$4,073,097
Reinvestment of distributions	25,309	36,882	255,266	385,610
Shares redeemed	(118,039)	(261,013)	(1,192,157)	(2,776,818)
Net increase (decrease)	51,789	161,440	$522,588	$1,681,889
Class B
Shares sold	752	1,788	$7,417	$19,117
Reinvestment of distributions	975	2,278	9,826	23,743
Shares redeemed	(5,117)	(32,079)	(51,673)	(339,935)
Net increase (decrease)	(3,390)	(28,013)	$(34,430)	$(297,075)
Class C
Shares sold	477,487	630,104	$4,782,600	$6,639,825
Reinvestment of distributions	40,159	58,821	403,257	611,625
Shares redeemed	(287,585)	(347,269)	(2,901,422)	(3,661,220)
Net increase (decrease)	230,061	341,656	$2,284,435	$3,590,230
Asset Manager 30%%
Shares sold	12,041,040	23,785,715	$121,956,552	$252,662,602
Reinvestment of distributions	2,070,841	3,282,171	20,898,912	34,365,864
Shares redeemed	(10,183,609)	(17,404,776)	(103,174,334)	(184,472,239)
Net increase (decrease)	3,928,272	9,663,110	$39,681,130	$102,556,227
Class I
Shares sold	146,633	335,946	$1,485,302	$3,528,015
Reinvestment of distributions	21,895	34,537	221,125	361,452
Shares redeemed	(179,179)	(316,121)	(1,823,181)	(3,344,953)
Net increase (decrease)	(10,651)	54,362	$(116,754)	$544,514
Fidelity Asset Manager 40%%
Class A
Shares sold	828,039	1,116,769	$8,643,975	$12,149,561
Reinvestment of distributions	67,426	103,020	698,881	1,101,245
Shares redeemed	(356,567)	(559,060)	(3,708,776)	(6,082,756)
Net increase (decrease)	538,898	660,729	$5,634,080	$7,168,050
Class T
Shares sold	322,941	234,916	$3,300,621	$2,551,039
Reinvestment of distributions	15,825	27,375	163,815	292,035
Shares redeemed	(223,140)	(122,917)	(2,306,140)	(1,340,250)
Net increase (decrease)	115,626	139,374	$1,158,296	$1,502,824
Class B
Shares sold	–	11,716	$–	$126,419
Reinvestment of distributions	822	3,470	8,538	36,989
Shares redeemed	(16,043)	(65,134)	(169,352)	(715,694)
Net increase (decrease)	(15,221)	(49,948)	$(160,814)	$(552,286)
Class C
Shares sold	326,897	683,962	$3,390,196	$7,420,049
Reinvestment of distributions	32,400	50,956	334,305	541,553
Shares redeemed	(272,522)	(292,603)	(2,794,074)	(3,165,742)
Net increase (decrease)	86,775	442,315	$930,427	$4,795,860
Asset Manager 40%%
Shares sold	13,857,466	34,882,809	$143,807,112	$379,867,945
Reinvestment of distributions	2,014,907	3,354,318	20,881,299	35,864,255
Shares redeemed	(10,596,173)	(20,144,864)	(109,546,003)	(218,505,343)
Net increase (decrease)	5,276,200	18,092,263	$55,142,408	$197,226,857
Class I
Shares sold	683,837	1,745,203	$6,930,199	$19,036,090
Reinvestment of distributions	20,777	19,385	215,350	207,753
Shares redeemed	(1,032,529)	(223,724)	(10,517,975)	(2,428,106)
Net increase (decrease)	(327,915)	1,540,864	$(3,372,426)	$16,815,737
Fidelity Asset Manager 50%%
Class A
Shares sold	553,110	995,727	$8,863,712	$17,214,908
Reinvestment of distributions	199,204	319,912	3,174,267	5,391,212
Shares redeemed	(713,861)	(1,005,953)	(11,271,271)	(17,414,256)
Net increase (decrease)	38,453	309,686	$766,708	$5,191,864
Class T
Shares sold	227,277	490,870	$3,693,740	$8,542,221
Reinvestment of distributions	86,506	145,961	1,377,377	2,455,630
Shares redeemed	(225,437)	(575,251)	(3,611,818)	(9,990,007)
Net increase (decrease)	88,346	61,580	$1,459,299	$1,007,844
Class B
Shares sold	7,791	8,290	$124,622	$142,493
Reinvestment of distributions	5,078	11,444	80,729	192,095
Shares redeemed	(22,930)	(70,896)	(363,810)	(1,227,688)
Net increase (decrease)	(10,061)	(51,162)	$(158,459)	$(893,100)
Class C
Shares sold	360,426	775,317	$5,719,644	$13,336,211
Reinvestment of distributions	101,363	147,470	1,603,945	2,466,082
Shares redeemed	(375,723)	(496,465)	(6,045,827)	(8,585,737)
Net increase (decrease)	86,066	426,322	$1,277,762	$7,216,556
Asset Manager 50%%
Shares sold	23,477,689	47,441,827	$380,351,876	$826,782,885
Reinvestment of distributions	21,563,854	36,356,893	344,966,849	614,842,843
Shares redeemed	(45,568,878)	(66,529,083)	(733,907,084)	(1,158,852,052)
Net increase (decrease)	(527,335)	17,269,637	$(8,588,359)	$282,773,676
Class I
Shares sold	620,590	692,682	$9,982,642	$11,771,865
Reinvestment of distributions	94,310	148,759	1,505,913	2,511,698
Shares redeemed	(470,238)	(660,383)	(7,627,249)	(11,497,625)
Net increase (decrease)	244,662	181,058	$3,861,306	$2,785,938
Fidelity Asset Manager 60%%
Class A
Shares sold	606,726	1,262,838	$6,402,736	$14,280,308
Reinvestment of distributions	192,249	286,389	2,007,080	3,113,048
Shares redeemed	(581,193)	(1,097,074)	(6,100,324)	(12,316,709)
Net increase (decrease)	217,782	452,153	$2,309,492	$5,076,647
Class T
Shares sold	157,568	404,420	$1,692,379	$4,562,966
Reinvestment of distributions	55,076	76,931	572,790	833,160
Shares redeemed	(131,293)	(231,017)	(1,383,977)	(2,593,790)
Net increase (decrease)	81,351	250,334	$881,192	$2,802,336
Class B
Shares sold	–	2,635	$–	$29,605
Reinvestment of distributions	2,647	6,746	27,789	73,534
Shares redeemed	(28,134)	(38,517)	(297,934)	(435,624)
Net increase (decrease)	(25,487)	(29,136)	$(270,145)	$(332,485)
Class C
Shares sold	380,084	835,749	$3,913,935	$9,342,652
Reinvestment of distributions	89,391	131,144	921,624	1,409,801
Shares redeemed	(332,140)	(352,870)	(3,406,830)	(3,913,793)
Net increase (decrease)	137,335	614,023	$1,428,729	$6,838,660
Asset Manager 60%%
Shares sold	14,588,307	32,106,770	$154,665,175	$364,754,466
Reinvestment of distributions	4,947,085	6,877,984	51,746,504	74,901,251
Shares redeemed	(12,070,218)	(21,774,879)	(126,761,316)	(246,451,907)
Net increase (decrease)	7,465,174	17,209,875	$79,650,363	$193,203,810
Class I
Shares sold	256,173	478,598	$2,656,489	$5,335,988
Reinvestment of distributions	57,560	68,910	602,654	751,123
Shares redeemed	(107,786)	(305,046)	(1,135,613)	(3,483,879)
Net increase (decrease)	205,947	242,462	$2,123,530	$2,603,232
Fidelity Asset Manager 70%%
Class A
Shares sold	678,876	1,332,746	$12,590,542	$27,135,293
Reinvestment of distributions	360,252	612,690	6,607,015	11,873,923
Shares redeemed	(705,067)	(1,534,000)	(13,078,858)	(31,230,002)
Net increase (decrease)	334,061	411,436	$6,118,699	$7,779,214
Class T
Shares sold	148,261	401,372	$2,772,945	$8,181,756
Reinvestment of distributions	117,377	197,690	2,156,218	3,837,168
Shares redeemed	(329,028)	(443,958)	(6,055,856)	(9,069,742)
Net increase (decrease)	(63,390)	155,104	$(1,126,693)	$2,949,182
Class B
Shares sold	2,120	4,258	$38,135	$89,578
Reinvestment of distributions	3,944	13,435	73,710	263,858
Shares redeemed	(37,508)	(87,448)	(708,798)	(1,793,956)
Net increase (decrease)	(31,444)	(69,755)	$(596,953)	$(1,440,520)
Class C
Shares sold	251,502	536,592	$4,689,501	$10,869,717
Reinvestment of distributions	121,833	211,320	2,230,769	4,089,035
Shares redeemed	(233,625)	(533,287)	(4,306,024)	(10,812,202)
Net increase (decrease)	139,710	214,625	$2,614,246	$4,146,550
Asset Manager 70%%
Shares sold	12,760,430	30,387,652	$238,460,585	$619,467,666
Reinvestment of distributions	11,023,414	16,897,410	202,279,654	327,640,788
Shares redeemed	(12,313,057)	(24,123,037)	(228,728,895)	(490,668,534)
Net increase (decrease)	11,470,787	23,162,025	$212,011,344	$456,439,920
Class I
Shares sold	321,567	714,757	$5,925,171	$14,467,398
Reinvestment of distributions	119,411	181,334	2,192,381	3,519,697
Shares redeemed	(558,912)	(546,838)	(10,425,852)	(11,076,556)
Net increase (decrease)	(117,934)	349,253	$(2,308,300)	$6,910,539
Fidelity Asset Manager 85%%
Class A
Shares sold	680,807	942,082	$10,478,891	$15,917,741
Reinvestment of distributions	203,532	377,235	3,095,723	6,024,439
Shares redeemed	(474,308)	(818,764)	(7,149,930)	(13,824,831)
Net increase (decrease)	410,031	500,553	$6,424,684	$8,117,349
Class T
Shares sold	198,043	476,876	$3,022,878	$7,982,251
Reinvestment of distributions	56,275	102,375	852,009	1,628,792
Shares redeemed	(91,901)	(347,482)	(1,377,551)	(5,749,178)
Net increase (decrease)	162,417	231,769	$2,497,336	$3,861,865
Class B
Shares sold	1,424	2,884	$20,364	$48,001
Reinvestment of distributions	2,868	11,206	43,908	179,408
Shares redeemed	(19,061)	(54,470)	(296,251)	(920,906)
Net increase (decrease)	(14,769)	(40,380)	$(231,979)	$(693,497)
Class C
Shares sold	280,882	666,847	$4,254,878	$11,024,242
Reinvestment of distributions	90,560	169,095	1,359,303	2,668,325
Shares redeemed	(181,657)	(320,657)	(2,748,886)	(5,302,536)
Net increase (decrease)	189,785	515,285	$2,865,295	$8,390,031
Asset Manager 85%%
Shares sold	7,479,896	21,052,151	$115,951,427	$358,458,962
Reinvestment of distributions	4,184,448	7,541,136	64,063,900	121,186,062
Shares redeemed	(7,424,402)	(22,383,027)	(114,875,976)	(379,093,460)
Net increase (decrease)	4,239,942	6,210,260	$65,139,351	$100,551,564
Class I
Shares sold	264,435	1,017,644	$4,066,642	$16,957,219
Reinvestment of distributions	107,226	225,394	1,637,339	3,610,804
Shares redeemed	(511,789)	(1,101,788)	(8,212,689)	(18,463,501)
Net increase (decrease)	(140,128)	141,250	$(2,508,708)	$2,104,522

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares held
Fidelity Asset Manager 60%%	31%

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period October 1, 2015 to March 31, 2016-B
Fidelity Asset Manager 20%
Class A	.83%
Actual		$1,000.00	$1,024.00	$4.20
Hypothetical-C		$1,000.00	$1,020.85	$4.19
Class T	1.10%
Actual		$1,000.00	$1,022.70	$5.56
Hypothetical-C		$1,000.00	$1,019.50	$5.55
Class B	1.58%
Actual		$1,000.00	$1,020.00	$7.98
Hypothetical-C		$1,000.00	$1,017.10	$7.97
Class C	1.59%
Actual		$1,000.00	$1,020.20	$8.03
Hypothetical-C		$1,000.00	$1,017.05	$8.02
Asset Manager 20%	.52%
Actual		$1,000.00	$1,026.30	$2.63
Hypothetical-C		$1,000.00	$1,022.40	$2.63
Class I	.57%
Actual		$1,000.00	$1,025.50	$2.89
Hypothetical-C		$1,000.00	$1,022.15	$2.88
Fidelity Asset Manager 30%
Class A	.85%
Actual		$1,000.00	$1,029.50	$4.31
Hypothetical-C		$1,000.00	$1,020.75	$4.29
Class T	1.12%
Actual		$1,000.00	$1,028.20	$5.68
Hypothetical-C		$1,000.00	$1,019.40	$5.65
Class B	1.62%
Actual		$1,000.00	$1,025.50	$8.20
Hypothetical-C		$1,000.00	$1,016.90	$8.17
Class C	1.61%
Actual		$1,000.00	$1,025.80	$8.15
Hypothetical-C		$1,000.00	$1,016.95	$8.12
Asset Manager 30%	.53%
Actual		$1,000.00	$1,030.20	$2.69
Hypothetical-C		$1,000.00	$1,022.35	$2.68
Class I	.59%
Actual		$1,000.00	$1,030.00	$2.99
Hypothetical-C		$1,000.00	$1,022.05	$2.98
Fidelity Asset Manager 40%
Class A	.84%
Actual		$1,000.00	$1,033.20	$4.27
Hypothetical-C		$1,000.00	$1,020.80	$4.24
Class T	1.12%
Actual		$1,000.00	$1,031.80	$5.69
Hypothetical-C		$1,000.00	$1,019.40	$5.65
Class B	1.59%
Actual		$1,000.00	$1,029.50	$8.07
Hypothetical-C		$1,000.00	$1,017.05	$8.02
Class C	1.61%
Actual		$1,000.00	$1,029.20	$8.17
Hypothetical-C		$1,000.00	$1,016.95	$8.12
Asset Manager 40%	.54%
Actual		$1,000.00	$1,034.80	$2.75
Hypothetical-C		$1,000.00	$1,022.30	$2.73
Class I	.60%
Actual		$1,000.00	$1,034.20	$3.05
Hypothetical-C		$1,000.00	$1,022.00	$3.03
Fidelity Asset Manager 50%
Class A	.96%
Actual		$1,000.00	$1,035.80	$4.89
Hypothetical-C		$1,000.00	$1,020.20	$4.85
Class T	1.22%
Actual		$1,000.00	$1,034.40	$6.20
Hypothetical-C		$1,000.00	$1,018.90	$6.16
Class B	1.70%
Actual		$1,000.00	$1,032.30	$8.64
Hypothetical-C		$1,000.00	$1,016.50	$8.57
Class C	1.72%
Actual		$1,000.00	$1,032.00	$8.74
Hypothetical-C		$1,000.00	$1,016.40	$8.67
Asset Manager 50%	.65%
Actual		$1,000.00	$1,037.30	$3.31
Hypothetical-C		$1,000.00	$1,021.75	$3.29
Class I	.70%
Actual		$1,000.00	$1,037.20	$3.57
Hypothetical-C		$1,000.00	$1,021.50	$3.54
Fidelity Asset Manager 60%
Class A	1.03%
Actual		$1,000.00	$1,039.30	$5.25
Hypothetical-C		$1,000.00	$1,019.85	$5.20
Class T	1.29%
Actual		$1,000.00	$1,036.90	$6.57
Hypothetical-C		$1,000.00	$1,018.55	$6.51
Class B	1.80%
Actual		$1,000.00	$1,035.50	$9.16
Hypothetical-C		$1,000.00	$1,016.00	$9.07
Class C	1.78%
Actual		$1,000.00	$1,035.30	$9.06
Hypothetical-C		$1,000.00	$1,016.10	$8.97
Asset Manager 60%	.71%
Actual		$1,000.00	$1,039.60	$3.62
Hypothetical-C		$1,000.00	$1,021.45	$3.59
Class I	.75%
Actual		$1,000.00	$1,040.20	$3.83
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Fidelity Asset Manager 70%
Class A	1.02%
Actual		$1,000.00	$1,040.90	$5.20
Hypothetical-C		$1,000.00	$1,019.90	$5.15
Class T	1.28%
Actual		$1,000.00	$1,039.50	$6.53
Hypothetical-C		$1,000.00	$1,018.60	$6.46
Class B	1.88%
Actual		$1,000.00	$1,036.50	$9.57
Hypothetical-C		$1,000.00	$1,015.60	$9.47
Class C	1.78%
Actual		$1,000.00	$1,036.90	$9.06
Hypothetical-C		$1,000.00	$1,016.10	$8.97
Asset Manager 70%	.71%
Actual		$1,000.00	$1,042.60	$3.63
Hypothetical-C		$1,000.00	$1,021.45	$3.59
Class I	.74%
Actual		$1,000.00	$1,042.10	$3.78
Hypothetical-C		$1,000.00	$1,021.30	$3.74
Fidelity Asset Manager 85%
Class A	1.05%
Actual		$1,000.00	$1,044.90	$5.37
Hypothetical-C		$1,000.00	$1,019.75	$5.30
Class T	1.32%
Actual		$1,000.00	$1,043.70	$6.74
Hypothetical-C		$1,000.00	$1,018.40	$6.66
Class B	1.84%
Actual		$1,000.00	$1,040.70	$9.39
Hypothetical-C		$1,000.00	$1,015.80	$9.27
Class C	1.80%
Actual		$1,000.00	$1,041.40	$9.19
Hypothetical-C		$1,000.00	$1,016.00	$9.07
Asset Manager 85%	.74%
Actual		$1,000.00	$1,046.40	$3.79
Hypothetical-C		$1,000.00	$1,021.30	$3.74
Class I	.75%
Actual		$1,000.00	$1,046.20	$3.84
Hypothetical-C		$1,000.00	$1,021.25	$3.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .10%.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	14,943,915,330.95	96.336
Withheld	568,375,299.84	3.664
TOTAL	15,512,290,630.79	100.000
John Engler
Affirmative	14,882,992,640.02	95.944
Withheld	629,297,990.77	4.056
TOTAL	15,512,290,630.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,876,209,021.25	95.900
Withheld	636,081,609.54	4.100
TOTAL	15,512,290,630.79	100.000
Robert F. Gartland
Affirmative	14,911,998,079.07	96.131
Withheld	600,292,551.72	3.869
TOTAL	15,512,290,630.79	100.000
Abigail P. Johnson
Affirmative	14,938,566,748.36	96.302
Withheld	573,723,882.43	3.698
TOTAL	15,512,290,630.79	100.000
Arthur E. Johnson
Affirmative	14,924,734,316.31	96.213
Withheld	587,556,314.48	3.787
TOTAL	15,512,290,630.79	100.000
Michael E. Kenneally
Affirmative	14,957,076,322.58	96.421
Withheld	555,214,308.21	3.579
TOTAL	15,512,290,630.79	100.000
James H. Keyes
Affirmative	14,883,069,701.12	95.944
Withheld	629,220,929.67	4.056
TOTAL	15,512,290,630.79	100.000
Marie L. Knowles
Affirmative	14,926,474,549.99	96.224
Withheld	585,816,080.80	3.776
TOTAL	15,512,290,630.79	100.000
Geoffrey A. von Kuhn
Affirmative	14,911,889,870.77	96.130
Withheld	600,400,760.02	3.870
TOTAL	15,512,290,630.79	100.000
Proposal 1 reflects trust wide proposal and voting results.

AARI-SANN-0516
1.878286.107

Fidelity Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85% Semi-Annual Report March 31, 2016

Contents

Fidelity Asset Manager® 20%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.9	8.7
Fannie Mae	5.6	5.0
Freddie Mac	2.6	2.4
Ginnie Mae	2.1	2.0
Illinois Gen. Oblig.	1.4	1.3
	21.6

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	20.2%
AAA,AA,A	8.9%
BBB	13.4%
BB and Below	10.6%
Not Rated	0.3%
Equities*	19.4%
Short-Term Investments and Net Other Assets	27.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.8%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	18.8%
AAA,AA,A	12.7%
BBB	15.4%
BB and Below	9.5%
Not Rated	0.4%
Equities*	16.0%
Short-Term Investments and Net Other Assets	27.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.3
General Electric Co.	0.2	0.2
Amazon.com, Inc.	0.2	0.1
Medtronic PLC	0.1	0.2
Alphabet, Inc. Class C	0.1	0.2
	0.9

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	38.0	39.8
Energy	5.1	5.2
Consumer Discretionary	4.8	4.7
Information Technology	3.4	2.9
Health Care	2.9	3.7

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	20.8%
Bond Class	52.9%
Short-Term Class	26.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.8%

As of September 30, 2015
Stock Class and Equity Futures*	18.7%
Bond Class	55.8%
Short-Term Class	25.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 13% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 16.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,302,441	$37,373,476
Fidelity Consumer Discretionary Central Fund (a)	286,596	69,688,750
Fidelity Consumer Staples Central Fund (a)	225,224	51,333,131
Fidelity Emerging Markets Equity Central Fund (a)	119,502	21,638,233
Fidelity Energy Central Fund (a)	325,892	34,218,674
Fidelity Financials Central Fund (a)	1,307,811	105,344,180
Fidelity Health Care Central Fund (a)	231,245	72,666,534
Fidelity Industrials Central Fund (a)	254,207	59,784,380
Fidelity Information Technology Central Fund (a)	419,576	120,183,445
Fidelity International Equity Central Fund (a)	1,561,266	114,284,695
Fidelity Materials Central Fund (a)	88,430	17,700,245
Fidelity Real Estate Equity Central Fund (a)	434,305	47,261,108
Fidelity Telecom Services Central Fund (a)	73,025	13,310,935
Fidelity Utilities Central Fund (a)	124,540	20,092,031
TOTAL EQUITY CENTRAL FUNDS
(Cost $496,805,349)		784,879,817

Fixed-Income Central Funds - 54.5%
High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (a)	2,551,568	23,882,678
Fidelity Floating Rate Central Fund (a)	469,324	45,871,681
Fidelity High Income Central Fund 1(a)	2,520,228	230,777,288

TOTAL HIGH YIELD FIXED-INCOME FUNDS		300,531,647

Investment Grade Fixed-Income Funds - 48.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	1,881,321	190,220,323
Fidelity Investment Grade Bond Central Fund (a)	19,569,775	2,097,879,887

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,288,100,210

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,459,850,492)		2,588,631,857

Common Stocks - 0.0%
United States of America - 0.0%
HealthSouth Corp. warrants 1/17/17 (b)
(Cost $730)	493	1,011

Money Market Central Funds - 25.1%
Fidelity Cash Central Fund, 0.39% (c)	159,202,334	159,202,334
Fidelity Money Market Central Fund, 0.69% (c)	1,030,523,208	1,030,523,208
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,189,725,542)		1,189,725,542
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 5/26/16 to 6/2/16 (d)
(Cost $2,098,906)	2,100,000	2,099,444
	Shares	Value

Investment Companies - 2.6%
iShares 20+ Year Treasury Bond ETF	145,200	$18,964,572
iShares S&P 500 Index ETF	511,753	105,753,756
TOTAL INVESTMENT COMPANIES
(Cost $118,350,476)		124,718,328
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $4,266,831,495)		4,690,055,999
NET OTHER ASSETS (LIABILITIES) - 1.2%		56,095,606
NET ASSETS - 100%		$4,746,151,605

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,106 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	46,114,670	$1,958,406

The face value of futures purchased as a percentage of Net Assets is 1.0%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $106,774,696.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,099,444.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$209,235
Fidelity Commodity Strategy Central Fund	6,449
Fidelity Consumer Discretionary Central Fund	539,585
Fidelity Consumer Staples Central Fund	599,236
Fidelity Emerging Markets Debt Central Fund	843,247
Fidelity Emerging Markets Equity Central Fund	113,868
Fidelity Energy Central Fund	301,049
Fidelity Financials Central Fund	971,243
Fidelity Floating Rate Central Fund	1,240,208
Fidelity Health Care Central Fund	287,115
Fidelity High Income Central Fund 1	7,771,661
Fidelity Industrials Central Fund	443,604
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	363,284
Fidelity International Equity Central Fund	1,549,433
Fidelity Investment Grade Bond Central Fund	36,560,801
Fidelity Materials Central Fund	190,511
Fidelity Money Market Central Fund	2,647,915
Fidelity Real Estate Equity Central Fund	593,888
Fidelity Securities Lending Cash Central Fund	56,036
Fidelity Telecom Services Central Fund	146,240
Fidelity Utilities Central Fund	258,931
Total	$55,693,539

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$8,696,714	$53,402,528	$26,067,966	$37,373,476	6.9%
Fidelity Consumer Discretionary Central Fund	69,527,232	857,566	3,341,535	69,688,750	4.5%
Fidelity Consumer Staples Central Fund	47,078,429	829,282	2,402,324	51,333,131	4.0%
Fidelity Emerging Markets Debt Central Fund	23,129,889	935,253	969,611	23,882,678	22.3%
Fidelity Emerging Markets Equity Central Fund	10,011,000	13,455,822	1,994,944	21,638,233	5.9%
Fidelity Energy Central Fund	34,999,849	464,669	1,721,694	34,218,674	4.0%
Fidelity Financials Central Fund	109,655,238	1,478,617	5,351,105	105,344,180	4.5%
Fidelity Floating Rate Central Fund	48,410,557	1,424,191	1,939,192	45,871,681	3.2%
Fidelity Health Care Central Fund	78,605,470	657,619	3,913,983	72,666,534	4.1%
Fidelity High Income Central Fund 1	215,697,752	30,888,922	9,520,301	230,777,288	20.6%
Fidelity Industrials Central Fund	55,272,473	706,181	2,764,122	59,784,380	4.4%
Fidelity Inflation-Protected Bond Index Central Fund	139,715,214	51,745,942	6,517,853	190,220,323	23.1%
Fidelity Information Technology Central Fund	113,946,781	34,562,851	39,364,618	120,183,445	4.3%
Fidelity International Equity Central Fund	134,613,233	2,172,119	24,627,204	114,284,695	5.4%
Fidelity Investment Grade Bond Central Fund	2,319,725,125	42,396,657	287,690,723	2,097,879,887	31.4%
Fidelity Materials Central Fund	17,208,342	267,741	822,708	17,700,245	4.6%
Fidelity Real Estate Equity Central Fund	52,196,868	801,211	11,473,805	47,261,108	20.4%
Fidelity Telecom Services Central Fund	11,768,054	210,694	669,005	13,310,935	3.6%
Fidelity Utilities Central Fund	18,526,202	348,574	934,782	20,092,031	4.3%
Total	$3,508,784,422	$237,606,439	$432,087,475	$3,373,511,674

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$1,011	$1,011	$--	$--
Equity Central Funds	784,879,817	784,879,817	--	--
Fixed-Income Central Funds	2,588,631,857	2,588,631,857	--	--
Money Market Central Funds	1,189,725,542	1,189,725,542	--	--
Other Short-Term Investments	2,099,444	--	2,099,444	--
Investment Companies	124,718,328	124,718,328	--	--
Total Investments in Securities:	$4,690,055,999	$4,687,956,555	$2,099,444	$--
Derivative Instruments:
Assets
Futures Contracts	$1,958,406	$1,958,406	$--	$--
Total Assets	$1,958,406	$1,958,406	$--	$--
Total Derivative Instruments:	$1,958,406	$1,958,406	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,958,406	$0
Total Equity Risk	1,958,406	0
Total Value of Derivatives	$1,958,406	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets (Unaudited), is as follows. The information is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

United States of America	87.0%
United Kingdom	2.6%
Mexico	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	8.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $120,450,112)	$126,818,783
Fidelity Central Funds (cost $4,146,381,383)	4,563,237,216
Total Investments (cost $4,266,831,495)		$4,690,055,999
Receivable for investments sold		59,021,872
Receivable for fund shares sold		3,222,235
Distributions receivable from Fidelity Central Funds		48,974
Prepaid expenses		5,201
Other receivables		22,268
Total assets		4,752,376,549
Liabilities
Payable for investments purchased	$448
Payable for fund shares redeemed	4,024,183
Accrued management fee	1,615,646
Transfer agent fee payable	326,521
Distribution and service plan fees payable	40,682
Payable for daily variation margin for derivative instruments	38,710
Other affiliated payables	96,950
Other payables and accrued expenses	81,804
Total liabilities		6,224,944
Net Assets		$4,746,151,605
Net Assets consist of:
Paid in capital		$4,653,589,303
Undistributed net investment income		7,978,082
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(340,598,690)
Net unrealized appreciation (depreciation) on investments		425,182,910
Net Assets		$4,746,151,605
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($37,271,597 ÷ 2,898,878 shares)		$12.86
Maximum offering price per share (100/94.25 of $12.86)		$13.64
Class T:
Net Asset Value and redemption price per share ($19,440,141 ÷ 1,515,201 shares)		$12.83
Maximum offering price per share (100/96.50 of $12.83)		$13.30
Class B:
Net Asset Value and offering price per share ($1,128,980 ÷ 88,105 shares)(a)		$12.81
Class C:
Net Asset Value and offering price per share ($29,117,890 ÷ 2,278,087 shares)(a)		$12.78
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,638,443,644 ÷ 360,243,336 shares)		$12.88
Class I:
Net Asset Value, offering price and redemption price per share ($20,749,353 ÷ 1,612,053 shares)		$12.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$2,240,153
Interest		2,596
Income from Fidelity Central Funds		55,693,539
Total income		57,936,288
Expenses
Management fee	$9,745,511
Transfer agent fees	1,986,190
Distribution and service plan fees	243,222
Accounting and security lending fees	583,300
Custodian fees and expenses	982
Independent trustees' compensation	10,285
Registration fees	94,109
Audit	23,925
Legal	11,757
Miscellaneous	(102,241)
Total expenses before reductions	12,597,040
Expense reductions	(40,574)	12,556,466
Net investment income (loss)		45,379,822
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,447,413)
Fidelity Central Funds	(2,984,565)
Foreign currency transactions	46,465
Futures contracts	12,872,586
Capital gain distributions from Fidelity Central Funds	123,366
Total net realized gain (loss)		610,439
Change in net unrealized appreciation (depreciation) on: Investment securities	69,066,931
Assets and liabilities in foreign currencies	8,058
Futures contracts	4,542,617
Total change in net unrealized appreciation (depreciation)		73,617,606
Net gain (loss)		74,228,045
Net increase (decrease) in net assets resulting from operations		$119,607,867

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,379,822	$81,712,898
Net realized gain (loss)	610,439	90,968,277
Change in net unrealized appreciation (depreciation)	73,617,606	(170,470,134)
Net increase (decrease) in net assets resulting from operations	119,607,867	2,211,041
Distributions to shareholders from net investment income	(45,383,867)	(78,832,211)
Distributions to shareholders from net realized gain	(98,475,385)	(154,642,623)
Total distributions	(143,859,252)	(233,474,834)
Share transactions - net increase (decrease)	(19,019,970)	(5,269,549)
Total increase (decrease) in net assets	(43,271,355)	(236,533,342)
Net Assets
Beginning of period	4,789,422,960	5,025,956,302
End of period (including undistributed net investment income of $7,978,082 and undistributed net investment income of $7,982,127, respectively)	$4,746,151,605	$4,789,422,960

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.93	$13.56	$13.42	$13.37	$12.62	$12.55
Income from Investment Operations
Net investment income (loss)A	.10	.18	.16	.14	.18	.19
Net realized and unrealized gain (loss)	.20	(.22)	.44	.31	.91	.09
Total from investment operations	.30	(.04)	.60	.45	1.09	.28
Distributions from net investment income	(.11)	(.17)	(.15)	(.14)	(.18)	(.20)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.37)B	(.59)	(.46)C	(.40)D	(.34)	(.21)E
Net asset value, end of period	$12.86	$12.93	$13.56	$13.42	$13.37	$12.62
Total ReturnF,G,H	2.40%	(.33)%	4.54%	3.47%	8.76%	2.22%
Ratios to Average Net AssetsI,J
Expenses before reductions	.83%K	.83%	.82%	.82%	.84%	.85%
Expenses net of fee waivers, if any	.83%K	.83%	.82%	.82%	.84%	.85%
Expenses net of all reductions	.83%K	.83%	.82%	.82%	.83%	.85%
Net investment income (loss)	1.62%K	1.32%	1.16%	1.03%	1.36%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$37,272	$38,841	$38,733	$43,449	$46,763	$36,016
Portfolio turnover rateL	27%K	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.269 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.90	$13.53	$13.40	$13.34	$12.60	$12.53
Income from Investment Operations
Net investment income (loss)A	.09	.14	.12	.10	.14	.16
Net realized and unrealized gain (loss)	.20	(.21)	.43	.33	.90	.09
Total from investment operations	.29	(.07)	.55	.43	1.04	.25
Distributions from net investment income	(.09)	(.14)	(.12)	(.10)	(.15)	(.16)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.36)	(.56)	(.42)	(.37)	(.30)B	(.18)
Net asset value, end of period	$12.83	$12.90	$13.53	$13.40	$13.34	$12.60
Total ReturnC,D,E	2.27%	(.59)%	4.20%	3.28%	8.39%	1.96%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.10%	1.10%	1.10%	1.10%	1.11%
Expenses net of fee waivers, if any	1.10%H	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.09%H	1.10%	1.09%	1.09%	1.10%	1.10%
Net investment income (loss)	1.35%H	1.06%	.89%	.75%	1.09%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$19,440	$19,162	$21,010	$19,844	$18,870	$17,765
Portfolio turnover rateI	27%H	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.88	$13.51	$13.38	$13.33	$12.59	$12.51
Income from Investment Operations
Net investment income (loss)A	.06	.08	.05	.03	.07	.09
Net realized and unrealized gain (loss)	.19	(.22)	.43	.32	.90	.10
Total from investment operations	.25	(.14)	.48	.35	.97	.19
Distributions from net investment income	(.05)	(.07)	(.05)	(.04)	(.08)	(.09)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.32)	(.49)	(.35)	(.30)B	(.23)C	(.11)
Net asset value, end of period	$12.81	$12.88	$13.51	$13.38	$13.33	$12.59
Total ReturnD,E,F	2.00%	(1.09)%	3.68%	2.71%	7.81%	1.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.58%I	1.58%	1.59%	1.62%	1.64%	1.65%
Expenses net of fee waivers, if any	1.58%I	1.58%	1.59%	1.62%	1.64%	1.65%
Expenses net of all reductions	1.58%I	1.58%	1.59%	1.61%	1.64%	1.64%
Net investment income (loss)	.86%I	.58%	.39%	.23%	.55%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,129	$1,499	$2,083	$2,725	$2,732	$3,044
Portfolio turnover rateJ	27%I	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.85	$13.48	$13.35	$13.30	$12.57	$12.50
Income from Investment Operations
Net investment income (loss)A	.05	.07	.05	.03	.08	.10
Net realized and unrealized gain (loss)	.21	(.21)	.43	.33	.89	.09
Total from investment operations	.26	(.14)	.48	.36	.97	.19
Distributions from net investment income	(.06)	(.07)	(.05)	(.04)	(.08)	(.10)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.33)	(.49)	(.35)	(.31)	(.24)	(.12)
Net asset value, end of period	$12.78	$12.85	$13.48	$13.35	$13.30	$12.57
Total ReturnB,C,D	2.02%	(1.09)%	3.70%	2.73%	7.80%	1.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.59%G	1.60%	1.60%	1.60%	1.60%	1.61%
Expenses net of fee waivers, if any	1.59%G	1.60%	1.60%	1.60%	1.60%	1.61%
Expenses net of all reductions	1.59%G	1.60%	1.60%	1.59%	1.60%	1.60%
Net investment income (loss)	.85%G	.56%	.39%	.25%	.59%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$29,118	$28,515	$26,225	$24,910	$22,600	$19,325
Portfolio turnover rateH	27%G	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$13.57	$13.44	$13.39	$12.64	$12.57
Income from Investment Operations
Net investment income (loss)A	.12	.22	.20	.18	.22	.23
Net realized and unrealized gain (loss)	.21	(.22)	.43	.31	.91	.09
Total from investment operations	.33	–	.63	.49	1.13	.32
Distributions from net investment income	(.12)	(.21)	(.20)	(.18)	(.22)	(.23)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.39)	(.63)	(.50)	(.44)B	(.38)	(.25)
Net asset value, end of period	$12.88	$12.94	$13.57	$13.44	$13.39	$12.64
Total ReturnC,D	2.63%	(.04)%	4.80%	3.79%	9.06%	2.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.53%	.53%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.52%G	.53%	.53%	.53%	.54%	.55%
Expenses net of all reductions	.52%G	.52%	.52%	.52%	.54%	.54%
Net investment income (loss)	1.92%G	1.63%	1.46%	1.32%	1.65%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$4,638,444	$4,685,019	$4,923,702	$4,708,494	$4,595,339	$3,569,848
Portfolio turnover rateH	27%G	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$13.57	$13.44	$13.38	$12.64	$12.56
Income from Investment Operations
Net investment income (loss)A	.12	.21	.19	.17	.21	.23
Net realized and unrealized gain (loss)	.20	(.21)	.43	.33	.90	.10
Total from investment operations	.32	–	.62	.50	1.11	.33
Distributions from net investment income	(.12)	(.21)	(.19)	(.17)	(.22)	(.23)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.39)	(.63)	(.49)	(.44)	(.37)B	(.25)
Net asset value, end of period	$12.87	$12.94	$13.57	$13.44	$13.38	$12.64
Total ReturnC,D	2.55%	(.08)%	4.74%	3.83%	8.94%	2.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	.57%G	.57%	.56%	.57%	.58%	.59%
Expenses net of fee waivers, if any	.57%G	.57%	.56%	.57%	.58%	.59%
Expenses net of all reductions	.57%G	.57%	.56%	.56%	.57%	.59%
Net investment income (loss)	1.87%G	1.59%	1.42%	1.29%	1.62%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$20,749	$16,388	$14,204	$32,926	$30,383	$23,073
Portfolio turnover rateH	27%G	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.9	8.7
Fannie Mae	5.6	5.0
Freddie Mac	2.6	2.4
Ginnie Mae	2.1	2.0
Illinois Gen. Oblig.	1.4	1.3
	21.6

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	20.2%
AAA,AA,A	8.9%
BBB	13.4%
BB and Below	10.6%
Not Rated	0.3%
Equities*	30.0%
Short-Term Investments and Net Other Assets	16.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	20.2%
AAA,AA,A	12.8%
BBB	15.6%
BB and Below	9.4%
Not Rated	0.4%
Equities*	24.8%
Short-Term Investments and Net Other Assets	16.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.4
General Electric Co.	0.3	0.3
Medtronic PLC	0.3	0.2
Amazon.com, Inc.	0.2	0.2
Alphabet, Inc. Class C	0.2	0.2
	1.5

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.2	30.7
Consumer Discretionary	6.6	5.9
Energy	5.7	5.8
Information Technology	5.0	4.3
Health Care	4.2	4.9

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	31.1%
Bond Class	52.6%
Short-Term Class	16.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

As of September 30, 2015
Stock Class and Equity Futures*	28.2%
Bond Class	56.0%
Short-Term Class	15.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 18.1% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,393,619	$8,264,159
Fidelity Consumer Discretionary Central Fund (a)	89,710	21,813,810
Fidelity Consumer Staples Central Fund (a)	70,716	16,117,612
Fidelity Emerging Markets Equity Central Fund (a)	136,637	24,740,780
Fidelity Energy Central Fund (a)	102,316	10,743,205
Fidelity Financials Central Fund (a)	410,257	33,046,233
Fidelity Health Care Central Fund (a)	72,587	22,809,832
Fidelity Industrials Central Fund (a)	79,689	18,741,283
Fidelity Information Technology Central Fund (a)	131,425	37,645,303
Fidelity International Equity Central Fund (a)	572,066	41,875,205
Fidelity Materials Central Fund (a)	27,652	5,534,773
Fidelity Real Estate Equity Central Fund (a)	86,232	9,383,736
Fidelity Telecom Services Central Fund (a)	23,113	4,212,979
Fidelity Utilities Central Fund (a)	39,225	6,328,248
TOTAL EQUITY CENTRAL FUNDS
(Cost $196,949,634)		261,257,158

Fixed-Income Central Funds - 54.5%
High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (a)	498,235	4,663,480
Fidelity Floating Rate Central Fund (a)	93,301	9,119,279
Fidelity High Income Central Fund 1 (a)	494,829	45,311,482

TOTAL HIGH YIELD FIXED-INCOME FUNDS		59,094,241

Investment Grade Fixed-Income Funds - 48.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	368,058	37,214,387
Fidelity Investment Grade Bond Central Fund (a)	3,835,491	411,164,684

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		448,379,071

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $498,204,842)		507,473,312

Money Market Central Funds - 13.7%
Fidelity Cash Central Fund, 0.39% (c)	36,399,678	36,399,678
Fidelity Money Market Central Fund, 0.69% (c)	90,666,149	90,666,149
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $127,065,827)		127,065,827
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.34% 5/5/16 (d)
(Cost $429,862)	430,000	429,964
	Shares	Value

Investment Companies - 2.7%
iShares 20+ Year Treasury Bond ETF	27,000	$3,526,470
iShares S&P 500 Index ETF	103,720	21,433,737
TOTAL INVESTMENT COMPANIES
(Cost $23,415,673)		24,960,207
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $846,065,838)		921,186,468
NET OTHER ASSETS (LIABILITIES) - 1.0%		9,039,313
NET ASSETS - 100%		$930,225,781

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
154 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	6,421,030	$(353,980)

The face value of futures purchased as a percentage of Net Assets is 0.7%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $19,296,857.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $296,975.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,816
Fidelity Commodity Strategy Central Fund	1,287
Fidelity Consumer Discretionary Central Fund	163,799
Fidelity Consumer Staples Central Fund	183,201
Fidelity Emerging Markets Debt Central Fund	159,311
Fidelity Emerging Markets Equity Central Fund	122,898
Fidelity Energy Central Fund	91,013
Fidelity Financials Central Fund	293,738
Fidelity Floating Rate Central Fund	238,430
Fidelity Health Care Central Fund	86,988
Fidelity High Income Central Fund 1	1,475,057
Fidelity Industrials Central Fund	134,756
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	109,829
Fidelity International Equity Central Fund	539,493
Fidelity Investment Grade Bond Central Fund	6,945,776
Fidelity Materials Central Fund	57,690
Fidelity Money Market Central Fund	232,966
Fidelity Real Estate Equity Central Fund	113,583
Fidelity Telecom Services Central Fund	44,044
Fidelity Utilities Central Fund	79,043
Total	$11,116,718

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$1,697,494	$11,209,438	$4,922,187	$8,264,159	1.5%
Fidelity Consumer Discretionary Central Fund	20,387,608	1,558,593	924,627	21,813,810	1.4%
Fidelity Consumer Staples Central Fund	13,806,719	1,214,386	666,541	16,117,612	1.3%
Fidelity Emerging Markets Debt Central Fund	4,259,880	431,978	179,351	4,663,480	4.4%
Fidelity Emerging Markets Equity Central Fund	2,926,000	22,978,527	556,693	24,740,780	6.7%
Fidelity Energy Central Fund	10,256,547	814,396	477,630	10,743,205	1.3%
Fidelity Financials Central Fund	32,154,992	2,510,619	1,482,083	33,046,233	1.4%
Fidelity Floating Rate Central Fund	9,072,077	783,660	358,597	9,119,279	0.6%
Fidelity Health Care Central Fund	23,050,967	1,710,371	1,084,122	22,809,832	1.3%
Fidelity High Income Central Fund 1	39,802,986	8,380,110	1,728,882	45,311,482	4.1%
Fidelity Industrials Central Fund	16,214,599	1,304,954	768,408	18,741,283	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	25,813,690	11,473,649	1,089,102	37,214,387	4.5%
Fidelity Information Technology Central Fund	33,415,994	2,486,035	1,580,166	37,645,303	1.3%
Fidelity International Equity Central Fund	46,026,721	3,531,879	8,431,110	41,875,205	2.0%
Fidelity Investment Grade Bond Central Fund	429,038,240	33,611,630	56,091,409	411,164,684	6.2%
Fidelity Materials Central Fund	5,048,199	397,736	226,963	5,534,773	1.4%
Fidelity Real Estate Equity Central Fund	9,716,859	707,920	2,149,890	9,383,736	4.0%
Fidelity Telecom Services Central Fund	3,449,973	341,829	186,523	4,212,979	1.1%
Fidelity Utilities Central Fund	5,434,770	488,639	262,402	6,328,248	1.4%
Total	$731,574,315	$105,936,349	$83,166,686	$768,730,470

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$261,257,158	$261,257,158	$--	$--
Fixed-Income Central Funds	507,473,312	507,473,312	--	--
Money Market Central Funds	127,065,827	127,065,827	--	--
Other Short-Term Investments	429,964	--	429,964	--
Investment Companies	24,960,207	24,960,207	--	--
Total Investments in Securities:	$921,186,468	$920,756,504	$429,964	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(353,980)	$(353,980)	$--	$--
Total Liabilities	$(353,980)	$(353,980)	$--	$--
Total Derivative Instruments:	$(353,980)	$(353,980)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(353,980)
Total Equity Risk	0	(353,980)
Total Value of Derivatives	$0	$(353,980)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.9%
United Kingdom	3.0%
Netherlands	1.5%
Mexico	1.4%
Japan	1.3%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	9.9%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $23,845,535)	$25,390,171
Fidelity Central Funds (cost $822,220,303)	895,796,297
Total Investments (cost $846,065,838)		$921,186,468
Receivable for investments sold		11,885,224
Receivable for fund shares sold		545,364
Distributions receivable from Fidelity Central Funds		11,199
Receivable for daily variation margin for derivative instruments		5,390
Prepaid expenses		972
Other receivables		4,617
Total assets		933,639,234
Liabilities
Payable for investments purchased	$2,079,333
Payable for fund shares redeemed	872,196
Accrued management fee	315,577
Distribution and service plan fees payable	28,236
Other affiliated payables	87,500
Other payables and accrued expenses	30,611
Total liabilities		3,413,453
Net Assets		$930,225,781
Net Assets consist of:
Paid in capital		$911,283,247
Undistributed net investment income		1,596,907
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(57,421,023)
Net unrealized appreciation (depreciation) on investments		74,766,650
Net Assets		$930,225,781
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($23,247,411 ÷ 2,270,093 shares)		$10.24
Maximum offering price per share (100/94.25 of $10.24)		$10.86
Class T:
Net Asset Value and redemption price per share ($11,677,452 ÷ 1,141,528 shares)		$10.23
Maximum offering price per share (100/96.50 of $10.23)		$10.60
Class B:
Net Asset Value and offering price per share ($514,110 ÷ 50,297 shares)(a)		$10.22
Class C:
Net Asset Value and offering price per share ($22,050,709 ÷ 2,164,582 shares)(a)		$10.19
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($864,047,989 ÷ 84,363,846 shares)		$10.24
Class I:
Net Asset Value, offering price and redemption price per share ($8,688,110 ÷ 848,235 shares)		$10.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$384,579
Interest		664
Income from Fidelity Central Funds		11,116,718
Total income		11,501,961
Expenses
Management fee	$1,845,287
Transfer agent fees	360,969
Distribution and service plan fees	161,957
Accounting fees and expenses	163,615
Custodian fees and expenses	715
Independent trustees' compensation	1,923
Registration fees	48,665
Audit	23,731
Legal	2,017
Miscellaneous	(21,021)
Total expenses before reductions	2,587,858
Expense reductions	(8,141)	2,579,717
Net investment income (loss)		8,922,244
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,434,032)
Fidelity Central Funds	(3,457,078)
Foreign currency transactions	9,746
Futures contracts	3,622,440
Capital gain distributions from Fidelity Central Funds	10,854
Total net realized gain (loss)		(1,248,070)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,481,311
Assets and liabilities in foreign currencies	1,470
Futures contracts	109,871
Total change in net unrealized appreciation (depreciation)		19,592,652
Net gain (loss)		18,344,582
Net increase (decrease) in net assets resulting from operations		$27,266,826

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,922,244	$15,099,160
Net realized gain (loss)	(1,248,070)	707,878
Change in net unrealized appreciation (depreciation)	19,592,652	(21,533,426)
Net increase (decrease) in net assets resulting from operations	27,266,826	(5,726,388)
Distributions to shareholders from net investment income	(8,855,334)	(14,360,533)
Distributions to shareholders from net realized gain	(13,942,288)	(23,090,456)
Total distributions	(22,797,622)	(37,450,989)
Share transactions - net increase (decrease)	44,101,635	108,456,289
Total increase (decrease) in net assets	48,570,839	65,278,912
Net Assets
Beginning of period	881,654,942	816,376,030
End of period (including undistributed net investment income of $1,596,907 and undistributed net investment income of $1,529,997, respectively)	$930,225,781	$881,654,942

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.19	$10.71	$10.43	$10.15	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.09	.15	.14	.12	.14	.16
Net realized and unrealized gain (loss)	.21	(.23)	.46	.44	.89	.01
Total from investment operations	.30	(.08)	.60	.56	1.03	.17
Distributions from net investment income	(.09)	(.15)	(.13)	(.11)	(.14)	(.15)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.25)	(.44)B	(.32)C	(.28)	(.25)	(.46)
Net asset value, end of period	$10.24	$10.19	$10.71	$10.43	$10.15	$9.37
Total ReturnD,E,F	2.95%	(.79)%	5.83%	5.64%	11.20%	1.67%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.86%	.85%	.87%	.89%	.91%
Expenses net of fee waivers, if any	.85%I	.86%	.85%	.87%	.89%	.90%
Expenses net of all reductions	.85%I	.86%	.85%	.87%	.88%	.89%
Net investment income (loss)	1.71%I	1.45%	1.29%	1.15%	1.46%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$23,247	$21,424	$22,071	$15,100	$11,431	$9,024
Portfolio turnover rateJ	28%I	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.18	$10.70	$10.42	$10.14	$9.36	$9.65
Income from Investment Operations
Net investment income (loss)A	.07	.13	.11	.09	.12	.14
Net realized and unrealized gain (loss)	.21	(.23)	.46	.44	.89	.01
Total from investment operations	.28	(.10)	.57	.53	1.01	.15
Distributions from net investment income	(.07)	(.12)	(.10)	(.08)	(.12)	(.13)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.23)	(.42)	(.29)B	(.25)	(.23)	(.44)
Net asset value, end of period	$10.23	$10.18	$10.70	$10.42	$10.14	$9.36
Total ReturnC,D,E	2.82%	(1.02)%	5.53%	5.37%	10.91%	1.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.12%H	1.12%	1.13%	1.13%	1.14%	1.13%
Expenses net of fee waivers, if any	1.12%H	1.12%	1.13%	1.13%	1.14%	1.13%
Expenses net of all reductions	1.11%H	1.12%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	1.45%H	1.18%	1.01%	.89%	1.21%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$11,677	$11,098	$9,932	$7,064	$6,542	$4,885
Portfolio turnover rateI	28%H	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.17	$10.69	$10.41	$10.14	$9.36	$9.65
Income from Investment Operations
Net investment income (loss)A	.05	.07	.05	.04	.07	.09
Net realized and unrealized gain (loss)	.21	(.23)	.47	.44	.89	–B
Total from investment operations	.26	(.16)	.52	.48	.96	.09
Distributions from net investment income	(.05)	(.06)	(.05)	(.04)	(.07)	(.07)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.21)	(.36)	(.24)C	(.21)	(.18)	(.38)
Net asset value, end of period	$10.22	$10.17	$10.69	$10.41	$10.14	$9.36
Total ReturnD,E,F	2.55%	(1.55)%	5.02%	4.81%	10.37%	.89%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.62%I	1.61%	1.63%	1.66%	1.68%	1.70%
Expenses net of fee waivers, if any	1.62%I	1.61%	1.63%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62%I	1.61%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.94%I	.69%	.51%	.37%	.69%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$514	$546	$873	$1,078	$1,118	$1,076
Portfolio turnover rateJ	28%I	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.183 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$10.66	$10.38	$10.12	$9.34	$9.63
Income from Investment Operations
Net investment income (loss)A	.05	.07	.06	.04	.07	.09
Net realized and unrealized gain (loss)	.21	(.22)	.46	.43	.89	.01
Total from investment operations	.26	(.15)	.52	.47	.96	.10
Distributions from net investment income	(.05)	(.07)	(.06)	(.04)	(.07)	(.08)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.21)	(.37)	(.24)	(.21)	(.18)	(.39)
Net asset value, end of period	$10.19	$10.14	$10.66	$10.38	$10.12	$9.34
Total ReturnB,C,D	2.58%	(1.51)%	5.09%	4.75%	10.41%	.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.61%G	1.62%	1.62%	1.64%	1.66%	1.67%
Expenses net of fee waivers, if any	1.61%G	1.62%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.61%G	1.61%	1.61%	1.63%	1.64%	1.64%
Net investment income (loss)	.95%G	.69%	.52%	.39%	.69%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$22,051	$19,621	$16,976	$12,001	$7,937	$5,967
Portfolio turnover rateH	28%G	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$10.71	$10.43	$10.15	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.10	.19	.17	.15	.17	.19
Net realized and unrealized gain (loss)	.20	(.22)	.46	.44	.89	.01
Total from investment operations	.30	(.03)	.63	.59	1.06	.20
Distributions from net investment income	(.10)	(.18)	(.17)	(.14)	(.17)	(.18)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.26)	(.48)	(.35)	(.31)	(.28)	(.49)
Net asset value, end of period	$10.24	$10.20	$10.71	$10.43	$10.15	$9.37
Total ReturnB,C	3.02%	(.38)%	6.19%	5.96%	11.53%	1.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.55%	.55%	.56%	.58%	.61%
Expenses net of fee waivers, if any	.53%F	.55%	.55%	.56%	.58%	.61%
Expenses net of all reductions	.53%F	.54%	.55%	.56%	.58%	.60%
Net investment income (loss)	2.03%F	1.76%	1.59%	1.46%	1.76%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$864,048	$820,206	$757,908	$560,306	$364,386	$208,380
Portfolio turnover rateG	28%F	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$10.71	$10.43	$10.16	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.10	.18	.16	.14	.17	.19
Net realized and unrealized gain (loss)	.20	(.22)	.47	.44	.90	–B
Total from investment operations	.30	(.04)	.63	.58	1.07	.19
Distributions from net investment income	(.10)	(.17)	(.16)	(.13)	(.17)	(.18)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.26)	(.47)	(.35)C	(.31)D	(.28)	(.48)E
Net asset value, end of period	$10.24	$10.20	$10.71	$10.43	$10.16	$9.37
Total ReturnF,G	3.00%	(.46)%	6.12%	5.81%	11.56%	1.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	.59%J	.61%	.62%	.62%	.65%	.63%
Expenses net of fee waivers, if any	.59%J	.61%	.62%	.62%	.65%	.63%
Expenses net of all reductions	.59%J	.61%	.62%	.62%	.64%	.62%
Net investment income (loss)	1.97%J	1.69%	1.52%	1.40%	1.69%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$8,688	$8,759	$8,616	$4,663	$2,099	$1,218
Portfolio turnover rateK	28%J	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

 E Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.8	7.8
Fannie Mae	4.9	4.5
Freddie Mac	2.2	2.1
Ginnie Mae	1.8	1.7
Illinois Gen. Oblig.	1.2	1.0
	18.9

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	17.7%
AAA,AA,A	7.7%
BBB	11.9%
BB and Below	9.8%
Not Rated	0.2%
Equities*	38.1%
Short-Term Investments and Net Other Assets	14.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	17.1%
AAA,AA,A	10.9%
BBB	13.9%
BB and Below	9.0%
Not Rated	0.3%
Equities*	34.5%
Short-Term Investments and Net Other Assets	14.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.6
General Electric Co.	0.4	0.3
Medtronic PLC	0.3	0.3
Amazon.com, Inc.	0.3	0.3
Alphabet, Inc. Class C	0.3	0.3
	1.9

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	25.8
Consumer Discretionary	7.5	7.2
Information Technology	6.0	5.9
Energy	5.7	5.8
Health Care	5.0	5.8

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	40.5%
Bond Class	46.4%
Short-Term Class	13.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
Stock Class and Equity Futures*	37.7%
Bond Class	50.0%
Short-Term Class	12.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 19.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 35.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,782,192	$10,568,398
Fidelity Consumer Discretionary Central Fund (a)	138,664	33,717,495
Fidelity Consumer Staples Central Fund (a)	109,284	24,908,105
Fidelity Emerging Markets Equity Central Fund (a)	77,453	14,024,335
Fidelity Energy Central Fund (a)	158,044	16,594,656
Fidelity Financials Central Fund (a)	634,269	51,090,399
Fidelity Health Care Central Fund (a)	112,141	35,239,328
Fidelity Industrials Central Fund (a)	123,125	28,956,586
Fidelity Information Technology Central Fund (a)	202,961	58,136,282
Fidelity International Equity Central Fund (a)	994,515	72,798,467
Fidelity Materials Central Fund (a)	42,723	8,551,436
Fidelity Real Estate Equity Central Fund (a)	100,012	10,883,313
Fidelity Telecom Services Central Fund (a)	35,672	6,502,270
Fidelity Utilities Central Fund (a)	60,677	9,788,961
TOTAL EQUITY CENTRAL FUNDS
(Cost $303,333,318)		381,760,031

Fixed-Income Central Funds - 48.3%
High Yield Fixed-Income Funds - 6.4%
Fidelity Emerging Markets Debt Central Fund (a)	574,979	5,381,805
Fidelity Floating Rate Central Fund (a)	108,550	10,609,694
Fidelity High Income Central Fund 1 (a)	569,125	52,114,805

TOTAL HIGH YIELD FIXED-INCOME FUNDS		68,106,304

Investment Grade Fixed-Income Funds - 41.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	391,124	39,546,580
Fidelity Investment Grade Bond Central Fund (a)	3,816,608	409,140,348

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		448,686,928

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $511,427,247)		516,793,232

Money Market Central Funds - 11.6%
Fidelity Cash Central Fund, 0.39% (c)	74,252,595	74,252,595
Fidelity Money Market Central Fund, 0.69% (c)	49,923,653	49,923,653
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $124,176,248)		124,176,248
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 5/26/16 to 6/2/16 (d)
(Cost $629,692)	630,000	629,835
	Shares	Value

Investment Companies - 3.5%
iShares 20+ Year Treasury Bond ETF	47,600	$6,217,036
iShares S&P 500 Index ETF	152,177	31,447,377
TOTAL INVESTMENT COMPANIES
(Cost $35,869,030)		37,664,413
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $975,435,535)		1,061,023,759
NET OTHER ASSETS (LIABILITIES) - 0.8%		8,107,536
NET ASSETS - 100%		$1,069,131,295

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
290 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	12,091,550	$513,506

The face value of futures purchased as a percentage of Net Assets is 1.1%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $20,011,137.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $629,835.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,410
Fidelity Commodity Strategy Central Fund	1,546
Fidelity Consumer Discretionary Central Fund	253,489
Fidelity Consumer Staples Central Fund	282,914
Fidelity Emerging Markets Debt Central Fund	183,974
Fidelity Emerging Markets Equity Central Fund	64,234
Fidelity Energy Central Fund	140,824
Fidelity Financials Central Fund	452,293
Fidelity Floating Rate Central Fund	277,536
Fidelity Health Care Central Fund	134,519
Fidelity High Income Central Fund 1	1,697,162
Fidelity Industrials Central Fund	207,749
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	169,640
Fidelity International Equity Central Fund	863,639
Fidelity Investment Grade Bond Central Fund	6,895,973
Fidelity Materials Central Fund	89,164
Fidelity Money Market Central Fund	128,280
Fidelity Real Estate Equity Central Fund	131,403
Fidelity Telecom Services Central Fund	67,723
Fidelity Utilities Central Fund	122,169
Total	$12,268,641

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,014,752	$13,710,560	$5,495,106	$10,568,398	2.0%
Fidelity Consumer Discretionary Central Fund	31,124,334	2,561,669	1,134,367	33,717,495	2.2%
Fidelity Consumer Staples Central Fund	21,075,028	1,938,125	818,128	24,908,105	2.0%
Fidelity Emerging Markets Debt Central Fund	4,858,080	516,494	165,665	5,381,805	5.0%
Fidelity Emerging Markets Equity Central Fund	8,204,387	6,394,574	1,057,740	14,024,335	3.8%
Fidelity Energy Central Fund	15,640,813	1,329,536	581,161	16,594,656	1.9%
Fidelity Financials Central Fund	49,091,613	4,134,941	1,822,465	51,090,399	2.2%
Fidelity Floating Rate Central Fund	10,439,176	942,541	331,293	10,609,694	0.7%
Fidelity Health Care Central Fund	35,184,313	2,813,035	1,336,838	35,239,328	2.0%
Fidelity High Income Central Fund 1	45,170,220	9,834,421	1,564,706	52,114,805	4.7%
Fidelity Industrials Central Fund	24,751,343	2,114,942	939,785	28,956,586	2.1%
Fidelity Inflation-Protected Bond Index Central Fund	27,305,449	12,102,915	946,439	39,546,580	4.8%
Fidelity Information Technology Central Fund	50,986,908	14,875,817	12,722,225	58,136,282	2.1%
Fidelity International Equity Central Fund	73,069,208	6,325,462	7,693,498	72,798,467	3.4%
Fidelity Investment Grade Bond Central Fund	425,077,464	36,426,456	56,904,433	409,140,348	6.1%
Fidelity Materials Central Fund	7,702,422	653,333	275,844	8,551,436	2.2%
Fidelity Real Estate Equity Central Fund	11,101,926	888,410	2,384,382	10,883,313	4.7%
Fidelity Telecom Services Central Fund	5,267,814	526,313	230,885	6,502,270	1.8%
Fidelity Utilities Central Fund	8,293,008	775,550	320,095	9,788,961	2.1%
Total	$856,358,258	$118,865,094	$96,725,055	$898,553,263

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$381,760,031	$381,760,031	$--	$--
Fixed-Income Central Funds	516,793,232	516,793,232	--	--
Money Market Central Funds	124,176,248	124,176,248	--	--
Other Short-Term Investments	629,835	--	629,835	--
Investment Companies	37,664,413	37,664,413	--	--
Total Investments in Securities:	$1,061,023,759	$1,060,393,924	$629,835	$--
Derivative Instruments:
Assets
Futures Contracts	$513,506	$513,506	$--	$--
Total Assets	$513,506	$513,506	$--	$--
Total Derivative Instruments:	$513,506	$513,506	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$513,506	$0
Total Equity Risk	513,506	0
Total Value of Derivatives	$513,506	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.7%
United Kingdom	3.1%
Japan	1.7%
Netherlands	1.3%
Mexico	1.1%
Ireland	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	10.1%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $36,498,722)	$38,294,248
Fidelity Central Funds (cost $938,936,813)	1,022,729,511
Total Investments (cost $975,435,535)		$1,061,023,759
Receivable for investments sold		12,996,849
Receivable for fund shares sold		1,618,022
Distributions receivable from Fidelity Central Funds		24,220
Prepaid expenses		1,122
Other receivables		6,688
Total assets		1,075,670,660
Liabilities
Payable for investments purchased	$5,460,015
Payable for fund shares redeemed	532,624
Accrued management fee	361,349
Distribution and service plan fees payable	29,255
Payable for daily variation margin for derivative instruments	18,999
Other affiliated payables	102,865
Other payables and accrued expenses	34,258
Total liabilities		6,539,365
Net Assets		$1,069,131,295
Net Assets consist of:
Paid in capital		$1,043,018,140
Undistributed net investment income		4,299,399
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(64,287,974)
Net unrealized appreciation (depreciation) on investments		86,101,730
Net Assets		$1,069,131,295
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($36,977,188 ÷ 3,519,477 shares)		$10.51
Maximum offering price per share (100/94.25 of $10.51)		$11.15
Class T:
Net Asset Value and redemption price per share ($10,628,535 ÷ 1,013,462 shares)		$10.49
Maximum offering price per share (100/96.50 of $10.49)		$10.87
Class B:
Net Asset Value and offering price per share ($456,730 ÷ 43,385 shares)(a)		$10.53
Class C:
Net Asset Value and offering price per share ($20,648,418 ÷ 1,974,790 shares)(a)		$10.46
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($983,592,190 ÷ 93,602,180 shares)		$10.51
Class I:
Net Asset Value, offering price and redemption price per share ($16,828,234 ÷ 1,601,365 shares)		$10.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$542,661
Interest		694
Income from Fidelity Central Funds		12,268,641
Total income		12,811,996
Expenses
Management fee	$2,119,348
Transfer agent fees	434,959
Distribution and service plan fees	171,379
Accounting fees and expenses	183,682
Custodian fees and expenses	754
Independent trustees' compensation	2,205
Registration fees	58,384
Audit	23,776
Legal	2,290
Miscellaneous	(19,286)
Total expenses before reductions	2,977,491
Expense reductions	(10,230)	2,967,261
Net investment income (loss)		9,844,735
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,904,593)
Fidelity Central Funds	(4,768,948)
Foreign currency transactions	13,840
Futures contracts	3,615,010
Capital gain distributions from Fidelity Central Funds	5,976
Total net realized gain (loss)		(3,038,715)
Change in net unrealized appreciation (depreciation) on: Investment securities	26,739,427
Assets and liabilities in foreign currencies	1,185
Futures contracts	1,150,764
Total change in net unrealized appreciation (depreciation)		27,891,376
Net gain (loss)		24,852,661
Net increase (decrease) in net assets resulting from operations		$34,697,396

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,844,735	$16,273,056
Net realized gain (loss)	(3,038,715)	(4,043,806)
Change in net unrealized appreciation (depreciation)	27,891,376	(26,931,283)
Net increase (decrease) in net assets resulting from operations	34,697,396	(14,702,033)
Distributions to shareholders from net investment income	(10,191,587)	(14,342,957)
Distributions to shareholders from net realized gain	(12,743,655)	(24,422,962)
Total distributions	(22,935,242)	(38,765,919)
Share transactions - net increase (decrease)	59,331,971	226,957,042
Total increase (decrease) in net assets	71,094,125	173,489,090
Net Assets
Beginning of period	998,037,170	824,548,080
End of period (including undistributed net investment income of $4,299,399 and undistributed net investment income of $4,646,251, respectively)	$1,069,131,295	$998,037,170

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.09	.16	.14	.12	.14	.16
Net realized and unrealized gain (loss)	.25	(.28)	.59	.66	1.07	(.06)
Total from investment operations	.34	(.12)	.73	.78	1.21	.10
Distributions from net investment income	(.09)	(.14)	(.15)	(.10)	(.14)	(.14)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.22)	(.45)	(.43)	(.23)	(.23)	(.42)
Net asset value, end of period	$10.51	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnB,C,D	3.32%	(1.19)%	6.98%	7.88%	13.47%	.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.84%G	.85%	.85%	.87%	.90%	.95%
Expenses net of fee waivers, if any	.84%G	.85%	.85%	.87%	.90%	.90%
Expenses net of all reductions	.84%G	.84%	.85%	.86%	.89%	.89%
Net investment income (loss)	1.65%G	1.44%	1.31%	1.21%	1.49%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$36,977	$30,959	$25,419	$16,042	$14,048	$10,337
Portfolio turnover rateH	28%G	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$10.94	$10.64	$10.09	$9.12	$9.44
Income from Investment Operations
Net investment income (loss)A	.07	.13	.11	.10	.12	.13
Net realized and unrealized gain (loss)	.26	(.28)	.59	.66	1.06	(.05)
Total from investment operations	.33	(.15)	.70	.76	1.18	.08
Distributions from net investment income	(.08)	(.11)	(.12)	(.08)	(.12)	(.12)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.21)	(.42)	(.40)	(.21)	(.21)	(.40)
Net asset value, end of period	$10.49	$10.37	$10.94	$10.64	$10.09	$9.12
Total ReturnB,C,D	3.18%	(1.45)%	6.72%	7.62%	13.09%	.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.12%G	1.11%	1.12%	1.14%	1.17%	1.19%
Expenses net of fee waivers, if any	1.12%G	1.11%	1.12%	1.14%	1.15%	1.15%
Expenses net of all reductions	1.11%G	1.10%	1.12%	1.13%	1.14%	1.14%
Net investment income (loss)	1.37%G	1.18%	1.04%	.94%	1.24%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$10,629	$9,309	$8,295	$6,969	$4,803	$3,760
Portfolio turnover rateH	28%G	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.95	$10.66	$10.10	$9.12	$9.44
Income from Investment Operations
Net investment income (loss)A	.05	.08	.06	.04	.07	.08
Net realized and unrealized gain (loss)	.25	(.28)	.58	.67	1.06	(.06)
Total from investment operations	.30	(.20)	.64	.71	1.13	.02
Distributions from net investment income	(.04)	(.05)	(.07)	(.02)	(.06)	(.07)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.17)	(.35)B	(.35)	(.15)	(.15)	(.34)C
Net asset value, end of period	$10.53	$10.40	$10.95	$10.66	$10.10	$9.12
Total ReturnD,E,F	2.95%	(1.87)%	6.10%	7.11%	12.56%	.13%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.59%I	1.59%	1.61%	1.68%	1.70%	1.73%
Expenses net of fee waivers, if any	1.59%I	1.59%	1.61%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.59%I	1.58%	1.61%	1.64%	1.64%	1.64%
Net investment income (loss)	.89%I	.70%	.55%	.43%	.74%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$457	$609	$1,189	$776	$839	$856
Portfolio turnover rateJ	28%I	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.308 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.91	$10.62	$10.08	$9.11	$9.43
Income from Investment Operations
Net investment income (loss)A	.05	.07	.06	.04	.07	.08
Net realized and unrealized gain (loss)	.25	(.27)	.58	.66	1.06	(.05)
Total from investment operations	.30	(.20)	.64	.70	1.13	.03
Distributions from net investment income	(.05)	(.06)	(.07)	(.03)	(.08)	(.08)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.18)	(.37)	(.35)	(.16)	(.16)B	(.35)C
Net asset value, end of period	$10.46	$10.34	$10.91	$10.62	$10.08	$9.11
Total ReturnD,E,F	2.92%	(1.94)%	6.17%	7.02%	12.59%	.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.61%I	1.62%	1.62%	1.64%	1.67%	1.70%
Expenses net of fee waivers, if any	1.61%I	1.62%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.61%I	1.62%	1.62%	1.63%	1.64%	1.64%
Net investment income (loss)	.87%I	.67%	.54%	.44%	.74%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$20,648	$19,515	$15,769	$9,272	$6,814	$3,911
Portfolio turnover rateJ	28%I	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.10	.19	.17	.16	.18	.18
Net realized and unrealized gain (loss)	.26	(.28)	.59	.65	1.06	(.06)
Total from investment operations	.36	(.09)	.76	.81	1.24	.12
Distributions from net investment income	(.11)	(.17)	(.18)	(.13)	(.17)	(.17)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.24)	(.48)	(.46)	(.26)	(.26)	(.44)B
Net asset value, end of period	$10.51	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnC,D	3.48%	(.90)%	7.29%	8.21%	13.78%	1.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.55%	.56%	.57%	.59%	.64%
Expenses net of fee waivers, if any	.54%G	.55%	.56%	.57%	.59%	.64%
Expenses net of all reductions	.54%G	.54%	.56%	.56%	.58%	.63%
Net investment income (loss)	1.95%G	1.74%	1.60%	1.51%	1.81%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$983,592	$917,607	$769,619	$495,019	$328,995	$146,236
Portfolio turnover rateH	28%G	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.10	.18	.17	.15	.17	.18
Net realized and unrealized gain (loss)	.25	(.27)	.58	.66	1.06	(.06)
Total from investment operations	.35	(.09)	.75	.81	1.23	.12
Distributions from net investment income	(.10)	(.17)	(.18)	(.13)	(.16)	(.16)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.23)	(.48)	(.45)B	(.26)	(.25)	(.44)
Net asset value, end of period	$10.51	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnC,D	3.42%	(.90)%	7.25%	8.15%	13.74%	1.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G	.60%	.58%	.63%	.66%	.68%
Expenses net of fee waivers, if any	.60%G	.60%	.58%	.63%	.65%	.65%
Expenses net of all reductions	.60%G	.60%	.57%	.62%	.64%	.64%
Net investment income (loss)	1.89%G	1.69%	1.59%	1.45%	1.74%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$16,828	$20,038	$4,256	$1,196	$911	$580
Portfolio turnover rateH	28%G	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.7
General Electric Co.	0.5	0.4
Medtronic PLC	0.4	0.4
Amazon.com, Inc.	0.4	0.3
Alphabet, Inc. Class C	0.4	0.4
Procter & Gamble Co.	0.4	0.3
Facebook, Inc. Class A	0.4	0.3
Alphabet, Inc. Class A	0.4	0.3
Home Depot, Inc	0.4	0.2
Berkshire Hathaway, Inc. Class B	0.3	0.3
	4.4

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	22.1
Consumer Discretionary	8.6	8.4
Information Technology	7.6	7.4
Health Care	6.1	6.8
Energy	6.1	6.2

Top Five Bond Issuers as of March 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.0	7.3
Fannie Mae	4.3	4.0
Freddie Mac	2.0	1.9
Ginnie Mae	1.5	1.5
Illinois Gen. Oblig.	1.0	0.8
	16.8

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	15.8%
AAA,AA,A	6.8%
BBB	10.3%
BB and Below	9.4%
Not Rated	0.2%
Equities*	47.6%
Short-Term Investments and Net Other Assets	9.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	15.2%
AAA,AA,A	9.8%
BBB	12.2%
BB and Below	8.6%
Not Rated	0.3%
Equities*	43.6%
Short-Term Investments and Net Other Assets	10.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	50.3%
Bond Class	41.4%
Short-Term Class	8.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
Stock Class and Equity Futures*	47.4%
Bond Class	45.3%
Short-Term Class	7.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.5% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 46.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	12,600,076	$74,718,450
Fidelity Consumer Discretionary Central Fund (a)	1,283,516	312,099,762
Fidelity Consumer Staples Central Fund (a)	1,008,864	229,940,300
Fidelity Emerging Markets Equity Central Fund (a)	635,062	114,990,746
Fidelity Energy Central Fund (a)	1,458,693	153,162,727
Fidelity Financials Central Fund (a)	5,859,759	472,003,548
Fidelity Health Care Central Fund (a)	1,035,722	325,465,170
Fidelity Industrials Central Fund (a)	1,138,613	267,778,902
Fidelity Information Technology Central Fund (a)	1,879,058	538,237,476
Fidelity International Equity Central Fund (a)	9,862,841	721,959,969
Fidelity Materials Central Fund (a)	395,952	79,253,671
Fidelity Real Estate Equity Central Fund (a)	699,821	76,154,469
Fidelity Telecom Services Central Fund (a)	327,350	59,669,318
Fidelity Utilities Central Fund (a)	557,689	89,971,919
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,298,838,709)		3,515,406,427

Fixed-Income Central Funds - 43.5%
High Yield Fixed-Income Funds - 6.5%
Fidelity Emerging Markets Debt Central Fund (a)	4,033,017	37,749,039
Fidelity Floating Rate Central Fund (a)	774,624	75,711,743
Fidelity High Income Central Fund 1 (a)	4,160,382	380,966,209

TOTAL HIGH YIELD FIXED-INCOME FUNDS		494,426,991

Investment Grade Fixed-Income Funds - 37.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	2,628,348	265,752,244
Fidelity Investment Grade Bond Central Fund (a)	23,706,935	2,541,383,471

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,807,135,715

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,158,333,346)		3,301,562,706

Common Stocks - 0.0%
United States of America - 0.0%
HealthSouth Corp. warrants 1/17/17 (b)
(Cost $40,921)	27,649	56,680

Money Market Central Funds - 7.4%
Fidelity Cash Central Fund, 0.39% (c)	505,891,761	505,891,761
Fidelity Money Market Central Fund, 0.69% (c)	55,578,966	55,578,966
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	821,500	821,500
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $562,292,227)		562,292,227
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.34% 5/5/16 to 6/9/16 (e)
(Cost $10,185,935)	10,190,000	10,188,255
	Shares	Value

Investment Companies - 2.8%
iShares 20+ Year Treasury Bond ETF (f)	343,200	$44,825,352
iShares S&P 500 Index ETF	829,189	171,351,908
TOTAL INVESTMENT COMPANIES
(Cost $202,521,716)		216,177,260
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $6,232,212,854)		7,605,683,555
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,822,023)
NET ASSETS - 100%		$7,597,861,532

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,248 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	93,730,360	$3,980,558

The face value of futures purchased as a percentage of Net Assets is 1.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $188,917,906.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,874,316.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$708,257
Fidelity Commodity Strategy Central Fund	10,540
Fidelity Consumer Discretionary Central Fund	2,400,790
Fidelity Consumer Staples Central Fund	2,669,605
Fidelity Emerging Markets Debt Central Fund	1,347,543
Fidelity Emerging Markets Equity Central Fund	579,655
Fidelity Energy Central Fund	1,336,620
Fidelity Financials Central Fund	4,307,898
Fidelity Floating Rate Central Fund	2,064,825
Fidelity Health Care Central Fund	1,276,908
Fidelity High Income Central Fund 1	12,752,647
Fidelity Industrials Central Fund	1,971,208
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	1,614,007
Fidelity International Equity Central Fund	8,461,824
Fidelity Investment Grade Bond Central Fund	44,895,902
Fidelity Materials Central Fund	847,063
Fidelity Money Market Central Fund	142,811
Fidelity Real Estate Equity Central Fund	965,127
Fidelity Securities Lending Cash Central Fund	90,062
Fidelity Telecom Services Central Fund	648,688
Fidelity Utilities Central Fund	1,151,226
Total	$90,243,206

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$14,107,624	$97,597,169	$39,426,800	$74,718,450	13.8%
Fidelity Consumer Discretionary Central Fund	305,753,520	4,814,745	10,006,831	312,099,762	20.1%
Fidelity Consumer Staples Central Fund	206,996,342	4,344,708	7,267,643	229,940,300	18.1%
Fidelity Emerging Markets Debt Central Fund	37,113,357	1,621,458	2,223,260	37,749,039	35.2%
Fidelity Emerging Markets Equity Central Fund	79,664,448	42,072,693	10,429,432	114,990,746	31.1%
Fidelity Energy Central Fund	153,679,962	2,549,065	5,155,596	153,162,727	17.9%
Fidelity Financials Central Fund	482,162,133	8,174,686	15,997,568	472,003,548	20.1%
Fidelity Floating Rate Central Fund	80,941,046	2,612,213	4,446,336	75,711,743	5.3%
Fidelity Health Care Central Fund	345,575,850	4,076,069	11,756,904	325,465,170	18.4%
Fidelity High Income Central Fund 1	348,630,207	54,278,439	11,647,386	380,966,209	34.1%
Fidelity Industrials Central Fund	243,088,770	3,928,892	8,319,915	267,778,902	19.9%
Fidelity Inflation-Protected Bond Index Central Fund	210,977,007	60,308,600	12,806,188	265,752,244	32.3%
Fidelity Information Technology Central Fund	500,998,244	5,772,519	17,093,493	538,237,476	19.1%
Fidelity International Equity Central Fund	730,899,356	26,661,808	47,206,108	721,959,969	34.1%
Fidelity Investment Grade Bond Central Fund	2,900,282,297	108,966,640	494,560,757	2,541,383,471	38.0%
Fidelity Materials Central Fund	75,673,855	1,431,205	2,450,836	79,253,671	20.7%
Fidelity Real Estate Equity Central Fund	84,803,465	1,612,991	19,589,626	76,154,469	32.8%
Fidelity Telecom Services Central Fund	51,730,713	1,086,265	2,054,054	59,669,318	16.2%
Fidelity Utilities Central Fund	81,381,954	1,803,631	2,865,059	89,971,919	19.2%
Total	$6,934,460,150	$433,713,796	$725,303,792	$6,816,969,133

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$56,680	$56,680	$--	$--
Equity Central Funds	3,515,406,427	3,515,406,427	--	--
Fixed-Income Central Funds	3,301,562,706	3,301,562,706	--	--
Money Market Central Funds	562,292,227	562,292,227	--	--
Other Short-Term Investments	10,188,255	--	10,188,255	--
Investment Companies	216,177,260	216,177,260	--	--
Total Investments in Securities:	$7,605,683,555	$7,595,495,300	$10,188,255	$--
Derivative Instruments:
Assets
Futures Contracts	$3,980,558	$3,980,558	$--	$--
Total Assets	$3,980,558	$3,980,558	$--	$--
Total Derivative Instruments:	$3,980,558	$3,980,558	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,980,558	$0
Total Equity Risk	3,980,558	0
Total Value of Derivatives	$3,980,558	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.5%
United Kingdom	3.7%
Japan	2.1%
Netherlands	1.4%
Ireland	1.3%
Cayman Islands	1.2%
France	1.2%
Mexico	1.1%
Others (Individually Less Than 1%)	10.5%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $809,782) — See accompanying schedule: Unaffiliated issuers (cost $212,748,572)	$226,422,195
Fidelity Central Funds (cost $6,019,464,282)	7,379,261,360
Total Investments (cost $6,232,212,854)		$7,605,683,555
Receivable for investments sold		64,139,782
Receivable for fund shares sold		1,885,692
Distributions receivable from Fidelity Central Funds		163,994
Prepaid expenses		8,548
Other receivables		252,609
Total assets		7,672,134,180
Liabilities
Payable for investments purchased	$64,404,417
Payable for fund shares redeemed	3,866,653
Accrued management fee	3,131,029
Distribution and service plan fees payable	64,745
Payable for daily variation margin for derivative instruments	733,502
Other affiliated payables	947,756
Other payables and accrued expenses	303,046
Collateral on securities loaned, at value	821,500
Total liabilities		74,272,648
Net Assets		$7,597,861,532
Net Assets consist of:
Paid in capital		$7,200,580,343
Undistributed net investment income		27,588,713
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,007,758,783)
Net unrealized appreciation (depreciation) on investments		1,377,451,259
Net Assets		$7,597,861,532
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($70,455,888 ÷ 4,363,667 shares)		$16.15
Maximum offering price per share (100/94.25 of $16.15)		$17.14
Class T:
Net Asset Value and redemption price per share ($31,470,943 ÷ 1,951,319 shares)		$16.13
Maximum offering price per share (100/96.50 of $16.13)		$16.72
Class B:
Net Asset Value and offering price per share ($2,227,215 ÷ 138,269 shares)(a)		$16.11
Class C:
Net Asset Value and offering price per share ($43,002,587 ÷ 2,682,445 shares)(a)		$16.03
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($7,413,683,462 ÷ 457,389,914 shares)		$16.21
Class I:
Net Asset Value, offering price and redemption price per share ($37,021,437 ÷ 2,288,073 shares)		$16.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$3,950,087
Interest		8,704
Income from Fidelity Central Funds		90,243,206
Total income		94,201,997
Expenses
Management fee	$19,078,132
Transfer agent fees	5,090,918
Distribution and service plan fees	387,670
Accounting and security lending fees	740,526
Custodian fees and expenses	1,408
Independent trustees' compensation	16,884
Depreciation in deferred trustee compensation account	(223)
Registration fees	66,527
Audit	25,015
Legal	26,575
Miscellaneous	(115,339)
Total expenses before reductions	25,318,093
Expense reductions	(98,968)	25,219,125
Net investment income (loss)		68,982,872
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,089,069)
Fidelity Central Funds	(4,369,045)
Foreign currency transactions	142,081
Futures contracts	28,198,804
Capital gain distributions from Fidelity Central Funds	6,653
Total net realized gain (loss)		7,889,424
Change in net unrealized appreciation (depreciation) on: Investment securities	192,863,990
Assets and liabilities in foreign currencies	6,315
Futures contracts	9,438,116
Total change in net unrealized appreciation (depreciation)		202,308,421
Net gain (loss)		210,197,845
Net increase (decrease) in net assets resulting from operations		$279,180,717

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,982,872	$133,185,209
Net realized gain (loss)	7,889,424	224,814,206
Change in net unrealized appreciation (depreciation)	202,308,421	(462,905,058)
Net increase (decrease) in net assets resulting from operations	279,180,717	(104,905,643)
Distributions to shareholders from net investment income	(75,305,629)	(123,762,955)
Distributions to shareholders from net realized gain	(287,947,103)	(522,702,610)
Total distributions	(363,252,732)	(646,465,565)
Share transactions - net increase (decrease)	(1,381,743)	298,082,778
Total increase (decrease) in net assets	(85,453,758)	(453,288,430)
Net Assets
Beginning of period	7,683,315,290	8,136,603,720
End of period (including undistributed net investment income of $27,588,713 and undistributed net investment income of $33,911,470, respectively)	$7,597,861,532	$7,683,315,290

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.33	$17.99	$17.78	$16.36	$14.43	$14.64
Income from Investment Operations
Net investment income (loss)A	.12	.23	.22	.19	.21	.22
Net realized and unrealized gain (loss)	.45	(.50)	1.13	1.43	1.98	(.19)
Total from investment operations	.57	(.27)	1.35	1.62	2.19	.03
Distributions from net investment income	(.14)	(.22)	(.23)	(.19)	(.23)	(.22)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.75)B	(1.39)	(1.14)	(.20)C	(.26)D	(.24)
Net asset value, end of period	$16.15	$16.33	$17.99	$17.78	$16.36	$14.43
Total ReturnE,F,G	3.58%	(1.70)%	7.96%	10.01%	15.31%	.11%
Ratios to Average Net AssetsH,I
Expenses before reductions	.96%J	.96%	.95%	.99%	1.01%	1.01%
Expenses net of fee waivers, if any	.96%J	.96%	.95%	.99%	1.01%	1.01%
Expenses net of all reductions	.95%J	.95%	.95%	.98%	1.00%	1.00%
Net investment income (loss)	1.51%J	1.34%	1.24%	1.12%	1.35%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$70,456	$70,616	$72,246	$74,128	$61,693	$48,154
Portfolio turnover rateK	26%J	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.616 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.31	$17.97	$17.76	$16.34	$14.41	$14.63
Income from Investment Operations
Net investment income (loss)A	.10	.19	.17	.15	.17	.19
Net realized and unrealized gain (loss)	.45	(.51)	1.14	1.43	1.98	(.20)
Total from investment operations	.55	(.32)	1.31	1.58	2.15	(.01)
Distributions from net investment income	(.11)	(.17)	(.19)	(.15)	(.20)	(.19)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.73)	(1.34)	(1.10)	(.16)B	(.22)	(.21)
Net asset value, end of period	$16.13	$16.31	$17.97	$17.76	$16.34	$14.41
Total ReturnC,D,E	3.44%	(1.98)%	7.69%	9.76%	15.06%	(.16)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.22%H	1.22%	1.22%	1.24%	1.24%	1.23%
Expenses net of fee waivers, if any	1.22%H	1.22%	1.22%	1.24%	1.24%	1.23%
Expenses net of all reductions	1.22%H	1.22%	1.22%	1.22%	1.23%	1.22%
Net investment income (loss)	1.24%H	1.07%	.97%	.87%	1.12%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$31,471	$30,381	$32,372	$28,826	$22,505	$19,679
Portfolio turnover rateI	26%H	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.28	$17.94	$17.73	$16.31	$14.38	$14.59
Income from Investment Operations
Net investment income (loss)A	.06	.10	.09	.06	.09	.11
Net realized and unrealized gain (loss)	.46	(.51)	1.13	1.44	1.98	(.20)
Total from investment operations	.52	(.41)	1.22	1.50	2.07	(.09)
Distributions from net investment income	(.07)	(.08)	(.10)	(.06)	(.11)	(.10)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.69)	(1.25)	(1.01)	(.08)	(.14)B	(.12)
Net asset value, end of period	$16.11	$16.28	$17.94	$17.73	$16.31	$14.38
Total ReturnC,D,E	3.23%	(2.48)%	7.17%	9.20%	14.47%	(.65)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.70%H	1.70%	1.70%	1.74%	1.76%	1.76%
Expenses net of fee waivers, if any	1.70%H	1.70%	1.70%	1.74%	1.76%	1.76%
Expenses net of all reductions	1.70%H	1.69%	1.70%	1.72%	1.75%	1.75%
Net investment income (loss)	.77%H	.59%	.49%	.37%	.61%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$2,227	$2,415	$3,579	$3,882	$4,186	$4,109
Portfolio turnover rateI	26%H	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.21	$17.88	$17.68	$16.27	$14.35	$14.57
Income from Investment Operations
Net investment income (loss)A	.06	.10	.08	.06	.09	.11
Net realized and unrealized gain (loss)	.45	(.52)	1.13	1.43	1.98	(.19)
Total from investment operations	.51	(.42)	1.21	1.49	2.07	(.08)
Distributions from net investment income	(.07)	(.08)	(.10)	(.07)	(.12)	(.11)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.69)	(1.25)	(1.01)	(.08)B	(.15)C	(.14)D
Net asset value, end of period	$16.03	$16.21	$17.88	$17.68	$16.27	$14.35
Total ReturnE,F,G	3.20%	(2.52)%	7.16%	9.21%	14.49%	(.64)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.72%J	1.72%	1.72%	1.74%	1.75%	1.74%
Expenses net of fee waivers, if any	1.72%J	1.72%	1.72%	1.74%	1.75%	1.74%
Expenses net of all reductions	1.72%J	1.72%	1.72%	1.73%	1.74%	1.73%
Net investment income (loss)	.75%J	.57%	.47%	.37%	.61%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$43,003	$42,095	$38,792	$31,204	$21,859	$17,320
Portfolio turnover rateK	26%J	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.39	$18.06	$17.84	$16.41	$14.47	$14.68
Income from Investment Operations
Net investment income (loss)A	.15	.29	.28	.24	.26	.27
Net realized and unrealized gain (loss)	.45	(.52)	1.14	1.44	1.99	(.19)
Total from investment operations	.60	(.23)	1.42	1.68	2.25	.08
Distributions from net investment income	(.16)	(.27)	(.29)	(.24)	(.28)	(.26)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.78)	(1.44)	(1.20)	(.25)B	(.31)C	(.29)D
Net asset value, end of period	$16.21	$16.39	$18.06	$17.84	$16.41	$14.47
Total ReturnE,F	3.73%	(1.45)%	8.33%	10.38%	15.71%	.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.66%	.66%	.68%	.69%	.70%
Expenses net of fee waivers, if any	.65%I	.66%	.66%	.67%	.69%	.70%
Expenses net of all reductions	.65%I	.65%	.66%	.66%	.68%	.69%
Net investment income (loss)	1.82%I	1.63%	1.53%	1.43%	1.67%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$7,413,683	$7,504,374	$7,956,041	$7,384,756	$6,838,743	$5,878,293
Portfolio turnover rateJ	26%I	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.36	$18.03	$17.81	$16.39	$14.46	$14.67
Income from Investment Operations
Net investment income (loss)A	.14	.28	.27	.24	.25	.26
Net realized and unrealized gain (loss)	.46	(.52)	1.14	1.43	1.98	(.19)
Total from investment operations	.60	(.24)	1.41	1.67	2.23	.07
Distributions from net investment income	(.16)	(.26)	(.28)	(.23)	(.27)	(.26)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(.78)	(1.43)	(1.19)	(.25)	(.30)B	(.28)
Net asset value, end of period	$16.18	$16.36	$18.03	$17.81	$16.39	$14.46
Total ReturnC,D	3.72%	(1.50)%	8.29%	10.28%	15.58%	.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.70%	.71%	.72%	.75%	.74%
Expenses net of fee waivers, if any	.70%G	.70%	.71%	.72%	.75%	.74%
Expenses net of all reductions	.70%G	.69%	.71%	.71%	.74%	.73%
Net investment income (loss)	1.77%G	1.59%	1.48%	1.39%	1.61%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$37,021	$33,434	$33,575	$21,429	$14,732	$7,316
Portfolio turnover rateH	26%G	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.9
General Electric Co.	0.6	0.5
Medtronic PLC	0.6	0.5
Amazon.com, Inc.	0.5	0.4
Alphabet, Inc. Class C	0.5	0.4
Procter & Gamble Co.	0.5	0.4
Facebook, Inc. Class A	0.5	0.4
Alphabet, Inc. Class A	0.4	0.4
Home Depot, Inc.	0.4	0.2
Berkshire Hathaway, Inc. Class B	0.4	0.4
	5.3

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.5	21.7
Consumer Discretionary	9.7	9.2
Information Technology	8.6	9.0
Health Care	6.8	7.9
Industrials	6.7	6.5

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	13.5%
AAA,AA,A	5.3%
BBB	8.7%
BB and Below	8.5%
Not Rated	0.2%
Equities*	57.5%
Short-Term Investments and Net Other Assets	6.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	13.0%
AAA,AA,A	7.8%
BBB	9.6%
BB and Below	8.2%
Not Rated	0.3%
Equities*	53.2%
Short-Term Investments and Net Other Assets	7.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	60.1%
Bond Class	35.4%
Short-Term Class	4.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
Stock Class and Equity Futures*	57.1%
Bond Class	38.1%
Short-Term Class	4.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 25.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 55.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,448,686	$14,520,710
Fidelity Consumer Discretionary Central Fund (a)	296,006	71,976,886
Fidelity Consumer Staples Central Fund (a)	232,871	53,076,020
Fidelity Emerging Markets Equity Central Fund (a)	144,998	26,254,711
Fidelity Energy Central Fund (a)	336,718	35,355,383
Fidelity Financials Central Fund (a)	1,353,194	108,999,775
Fidelity Health Care Central Fund (a)	239,139	75,146,924
Fidelity Industrials Central Fund (a)	262,634	61,766,205
Fidelity Information Technology Central Fund (a)	433,554	124,187,085
Fidelity International Equity Central Fund (a)	2,359,833	172,739,806
Fidelity Materials Central Fund (a)	91,201	18,254,846
Fidelity Real Estate Equity Central Fund (a)	137,485	14,961,140
Fidelity Telecom Services Central Fund (a)	75,745	13,806,714
Fidelity Utilities Central Fund (a)	129,034	20,817,023
TOTAL EQUITY CENTRAL FUNDS
(Cost $610,048,386)		811,863,228

Fixed-Income Central Funds - 37.1%
High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (a)	788,561	7,380,928
Fidelity Floating Rate Central Fund (a)	141,488	13,829,080
Fidelity High Income Central Fund 1 (a)	788,311	72,185,642

TOTAL HIGH YIELD FIXED-INCOME FUNDS		93,395,650

Investment Grade Fixed-Income Funds - 30.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	510,669	51,633,709
Fidelity Investment Grade Bond Central Fund (a)	3,752,834	402,303,809

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		453,937,518

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $540,863,143)		547,333,168

Money Market Central Funds - 3.6%
Fidelity Cash Central Fund, 0.39% (c)
(Cost $53,097,294)	53,097,294	53,097,294
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.34% 5/5/16 to 6/9/16 (d)
(Cost $2,199,122)	2,200,000	2,199,630
	Shares	Value

Investment Companies - 4.4%
iShares 20+ Year Treasury Bond ETF	87,700	$11,454,497
iShares S&P 500 Index ETF	257,999	53,315,491
TOTAL INVESTMENT COMPANIES
(Cost $62,468,569)		64,769,988
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $1,268,676,514)		1,479,263,308
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,414,527)
NET ASSETS - 100%		$1,476,848,781

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
415 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	17,303,425	$734,845

The face value of futures purchased as a percentage of Net Assets is 1.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $38,342,994.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,199,630.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$82,037
Fidelity Commodity Strategy Central Fund	2,047
Fidelity Consumer Discretionary Central Fund	544,601
Fidelity Consumer Staples Central Fund	608,194
Fidelity Emerging Markets Debt Central Fund	254,519
Fidelity Emerging Markets Equity Central Fund	124,460
Fidelity Energy Central Fund	302,414
Fidelity Financials Central Fund	971,476
Fidelity Floating Rate Central Fund	365,185
Fidelity Health Care Central Fund	289,616
Fidelity High Income Central Fund 1	2,373,945
Fidelity Industrials Central Fund	446,237
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	365,054
Fidelity International Equity Central Fund	1,939,216
Fidelity Investment Grade Bond Central Fund	6,807,253
Fidelity Materials Central Fund	191,793
Fidelity Real Estate Equity Central Fund	181,666
Fidelity Telecom Services Central Fund	146,426
Fidelity Utilities Central Fund	261,659
Total	$16,257,798

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,702,710	$18,699,913	$7,341,818	$14,520,710	2.7%
Fidelity Consumer Discretionary Central Fund	67,628,404	4,350,640	2,490,840	71,976,886	4.6%
Fidelity Consumer Staples Central Fund	45,787,630	3,326,756	1,857,265	53,076,020	4.2%
Fidelity Emerging Markets Debt Central Fund	6,766,010	622,582	246,540	7,380,928	6.9%
Fidelity Emerging Markets Equity Central Fund	17,502,737	9,596,896	1,742,940	26,254,711	7.1%
Fidelity Energy Central Fund	33,982,651	2,229,530	1,294,060	35,355,383	4.1%
Fidelity Financials Central Fund	106,653,771	7,095,433	3,994,728	108,999,775	4.6%
Fidelity Floating Rate Central Fund	13,805,161	1,101,148	493,023	13,829,080	1.0%
Fidelity Health Care Central Fund	76,428,696	4,760,092	2,946,684	75,146,924	4.2%
Fidelity High Income Central Fund 1	63,278,896	13,225,280	2,427,648	72,185,642	6.5%
Fidelity Industrials Central Fund	53,776,839	3,580,079	2,096,492	61,766,205	4.6%
Fidelity Inflation-Protected Bond Index Central Fund	38,379,148	13,057,434	1,228,489	51,633,709	6.3%
Fidelity Information Technology Central Fund	110,818,525	19,965,874	17,293,094	124,187,085	4.4%
Fidelity International Equity Central Fund	165,603,250	12,139,795	7,346,336	172,739,806	8.2%
Fidelity Investment Grade Bond Central Fund	423,077,126	33,825,418	59,083,322	402,303,809	6.0%
Fidelity Materials Central Fund	16,738,695	1,120,106	612,103	18,254,846	4.8%
Fidelity Real Estate Equity Central Fund	15,479,638	1,034,240	3,310,764	14,961,140	6.5%
Fidelity Telecom Services Central Fund	11,442,186	886,277	537,629	13,806,714	3.8%
Fidelity Utilities Central Fund	18,002,811	1,320,446	733,789	20,817,023	4.4%
Total	$1,287,854,884	$151,937,939	$117,077,564	$1,359,196,396

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$811,863,228	$811,863,228	$--	$--
Fixed-Income Central Funds	547,333,168	547,333,168	--	--
Money Market Central Funds	53,097,294	53,097,294	--	--
Other Short-Term Investments	2,199,630	--	2,199,630	--
Investment Companies	64,769,988	64,769,988	--	--
Total Investments in Securities:	$1,479,263,308	$1,477,063,678	$2,199,630	$--
Derivative Instruments:
Assets
Futures Contracts	$734,845	$734,845	$--	$--
Total Assets	$734,845	$734,845	$--	$--
Total Derivative Instruments:	$734,845	$734,845	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$734,845	$0
Total Equity Risk	734,845	0
Total Value of Derivatives	$734,845	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets (Unaudited), is as follows. The information is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

United States of America	74.8%
United Kingdom	4.1%
Japan	2.3%
Ireland	1.6%
Netherlands	1.5%
Cayman Islands	1.4%
France	1.4%
Switzerland	1.1%
Canada	1.1%
Mexico	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	8.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $64,667,691)	$66,969,618
Fidelity Central Funds (cost $1,204,008,823)	1,412,293,690
Total Investments (cost $1,268,676,514)		$1,479,263,308
Receivable for investments sold		8,499,003
Receivable for fund shares sold		1,200,798
Distributions receivable from Fidelity Central Funds		16,578
Prepaid expenses		1,603
Other receivables		12,593
Total assets		1,488,993,883
Liabilities
Payable for investments purchased	$9,682,515
Payable for fund shares redeemed	1,351,713
Accrued management fee	667,346
Distribution and service plan fees payable	45,489
Payable for daily variation margin for derivative instruments	170,435
Other affiliated payables	188,450
Other payables and accrued expenses	39,154
Total liabilities		12,145,102
Net Assets		$1,476,848,781
Net Assets consist of:
Paid in capital		$1,416,510,287
Undistributed net investment income		4,548,535
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(155,531,680)
Net unrealized appreciation (depreciation) on investments		211,321,639
Net Assets		$1,476,848,781
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($56,211,511 ÷ 5,298,378 shares)		$10.61
Maximum offering price per share (100/94.25 of $10.61)		$11.26
Class T:
Net Asset Value and redemption price per share ($17,091,984 ÷ 1,617,829 shares)		$10.56
Maximum offering price per share (100/96.50 of $10.56)		$10.94
Class B:
Net Asset Value and offering price per share ($964,239 ÷ 90,570 shares)(a)		$10.65
Class C:
Net Asset Value and offering price per share ($31,685,452 ÷ 3,029,522 shares)(a)		$10.46
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($1,353,143,090 ÷ 127,131,146 shares)		$10.64
Class I:
Net Asset Value, offering price and redemption price per share ($17,752,505 ÷ 1,666,844 shares)		$10.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$862,122
Interest		1,878
Income from Fidelity Central Funds		16,257,798
Total income		17,121,798
Expenses
Management fee	$3,949,763
Transfer agent fees	853,463
Distribution and service plan fees	270,973
Accounting fees and expenses	288,336
Custodian fees and expenses	909
Independent trustees' compensation	3,082
Registration fees	53,131
Audit	23,926
Legal	3,265
Miscellaneous	(23,162)
Total expenses before reductions	5,423,686
Expense reductions	(18,791)	5,404,895
Net investment income (loss)		11,716,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,747,528)
Fidelity Central Funds	(6,286,115)
Foreign currency transactions	27,697
Futures contracts	5,340,819
Total net realized gain (loss)		(3,665,127)
Change in net unrealized appreciation (depreciation) on: Investment securities	45,241,922
Assets and liabilities in foreign currencies	1,132
Futures contracts	1,684,541
Total change in net unrealized appreciation (depreciation)		46,927,595
Net gain (loss)		43,262,468
Net increase (decrease) in net assets resulting from operations		$54,979,371

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,716,903	$21,161,998
Net realized gain (loss)	(3,665,127)	(3,677,830)
Change in net unrealized appreciation (depreciation)	46,927,595	(50,318,641)
Net increase (decrease) in net assets resulting from operations	54,979,371	(32,834,473)
Distributions to shareholders from net investment income	(24,052,987)	(17,475,457)
Distributions to shareholders from net realized gain	(32,419,519)	(64,516,613)
Total distributions	(56,472,506)	(81,992,070)
Share transactions - net increase (decrease)	86,123,161	210,192,200
Total increase (decrease) in net assets	84,630,026	95,365,657
Net Assets
Beginning of period	1,392,218,755	1,296,853,098
End of period (including undistributed net investment income of $4,548,535 and undistributed net investment income of $16,884,619, respectively)	$1,476,848,781	$1,392,218,755

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.60	$11.53	$11.17	$10.16	$8.76	$9.19
Income from Investment Operations
Net investment income (loss)A	.07	.14	.12	.11	.12	.13
Net realized and unrealized gain (loss)	.34	(.39)	.83	1.10	1.38	(.20)
Total from investment operations	.41	(.25)	.95	1.21	1.50	(.07)
Distributions from net investment income	(.15)	(.12)	(.09)	(.09)	(.08)	(.09)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.40)	(.68)	(.59)	(.20)	(.10)	(.36)B
Net asset value, end of period	$10.61	$10.60	$11.53	$11.17	$10.16	$8.76
Total ReturnC,D,E	3.93%	(2.36)%	8.87%	12.15%	17.27%	(1.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.04%	1.03%	1.06%	1.09%	1.12%
Expenses net of fee waivers, if any	1.03%H	1.03%	1.03%	1.06%	1.09%	1.10%
Expenses net of all reductions	1.03%H	1.03%	1.03%	1.05%	1.08%	1.09%
Net investment income (loss)	1.36%H	1.20%	1.08%	1.02%	1.26%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$56,212	$53,879	$53,382	$41,926	$37,312	$30,707
Portfolio turnover rateI	23%H	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$11.48	$11.12	$10.12	$8.72	$9.15
Income from Investment Operations
Net investment income (loss)A	.06	.11	.09	.08	.10	.11
Net realized and unrealized gain (loss)	.32	(.39)	.84	1.09	1.38	(.21)
Total from investment operations	.38	(.28)	.93	1.17	1.48	(.10)
Distributions from net investment income	(.13)	(.09)	(.07)	(.06)	(.06)	(.07)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.37)B	(.65)	(.57)	(.17)	(.08)	(.33)
Net asset value, end of period	$10.56	$10.55	$11.48	$11.12	$10.12	$8.72
Total ReturnC,D,E	3.69%	(2.63)%	8.66%	11.78%	17.12%	(1.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.29%H	1.29%	1.30%	1.32%	1.34%	1.37%
Expenses net of fee waivers, if any	1.29%H	1.29%	1.30%	1.32%	1.34%	1.35%
Expenses net of all reductions	1.28%H	1.28%	1.30%	1.31%	1.33%	1.34%
Net investment income (loss)	1.10%H	.94%	.81%	.76%	1.01%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$17,092	$16,210	$14,759	$13,639	$11,380	$8,045
Portfolio turnover rateI	23%H	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$11.48	$11.12	$10.11	$8.69	$9.12
Income from Investment Operations
Net investment income (loss)A	.03	.05	.03	.02	.05	.06
Net realized and unrealized gain (loss)	.34	(.39)	.83	1.10	1.39	(.21)
Total from investment operations	.37	(.34)	.86	1.12	1.44	(.15)
Distributions from net investment income	(.04)	(.02)	–	–	–	(.02)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.29)	(.57)B	(.50)	(.11)	(.02)	(.28)
Net asset value, end of period	$10.65	$10.57	$11.48	$11.12	$10.11	$8.69
Total ReturnC,D,E	3.55%	(3.09)%	8.01%	11.21%	16.53%	(1.82)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.80%H	1.80%	1.82%	1.89%	1.92%	1.95%
Expenses net of fee waivers, if any	1.80%H	1.80%	1.82%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.80%H	1.79%	1.82%	1.84%	1.84%	1.84%
Net investment income (loss)	.58%H	.43%	.29%	.23%	.50%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$964	$1,227	$1,667	$1,756	$1,745	$1,833
Portfolio turnover rateI	23%H	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.57 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.555 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.42	$11.35	$11.04	$10.06	$8.67	$9.10
Income from Investment Operations
Net investment income (loss)A	.03	.05	.04	.02	.05	.06
Net realized and unrealized gain (loss)	.33	(.38)	.81	1.10	1.38	(.20)
Total from investment operations	.36	(.33)	.85	1.12	1.43	(.14)
Distributions from net investment income	(.08)	(.04)	(.04)	(.02)	(.02)	(.03)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.32)B	(.60)	(.54)	(.14)C	(.04)	(.29)
Net asset value, end of period	$10.46	$10.42	$11.35	$11.04	$10.06	$8.67
Total ReturnD,E,F	3.53%	(3.08)%	7.98%	11.24%	16.55%	(1.79)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.78%I	1.80%	1.80%	1.84%	1.88%	1.90%
Expenses net of fee waivers, if any	1.78%I	1.79%	1.80%	1.84%	1.85%	1.85%
Expenses net of all reductions	1.78%I	1.79%	1.80%	1.83%	1.84%	1.83%
Net investment income (loss)	.60%I	.44%	.31%	.24%	.50%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$31,685	$30,147	$25,867	$18,390	$10,185	$6,928
Portfolio turnover rateJ	23%I	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$11.59	$11.22	$10.21	$8.80	$9.22
Income from Investment Operations
Net investment income (loss)A	.09	.17	.16	.14	.15	.16
Net realized and unrealized gain (loss)	.33	(.39)	.84	1.10	1.39	(.21)
Total from investment operations	.42	(.22)	1.00	1.24	1.54	(.05)
Distributions from net investment income	(.19)	(.16)	(.13)	(.12)	(.11)	(.11)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.44)	(.71)B	(.63)	(.23)	(.13)	(.37)
Net asset value, end of period	$10.64	$10.66	$11.59	$11.22	$10.21	$8.80
Total ReturnC,D	3.96%	(2.03)%	9.26%	12.45%	17.73%	(.79)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.72%	.72%	.74%	.77%	.82%
Expenses net of fee waivers, if any	.71%G	.72%	.72%	.74%	.77%	.82%
Expenses net of all reductions	.71%G	.71%	.72%	.73%	.76%	.80%
Net investment income (loss)	1.67%G	1.51%	1.39%	1.34%	1.59%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,353,143	$1,275,181	$1,187,056	$850,361	$557,351	$246,943
Portfolio turnover rateH	23%G	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$11.59	$11.22	$10.21	$8.79	$9.22
Income from Investment Operations
Net investment income (loss)A	.09	.17	.15	.13	.15	.16
Net realized and unrealized gain (loss)	.33	(.39)	.83	1.10	1.39	(.22)
Total from investment operations	.42	(.22)	.98	1.23	1.54	(.06)
Distributions from net investment income	(.18)	(.15)	(.11)	(.11)	(.10)	(.11)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.43)	(.71)	(.61)	(.22)	(.12)	(.37)
Net asset value, end of period	$10.65	$10.66	$11.59	$11.22	$10.21	$8.79
Total ReturnB,C	4.02%	(2.08)%	9.15%	12.35%	17.73%	(.87)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.76%	.78%	.82%	.84%	.85%
Expenses net of fee waivers, if any	.75%F	.76%	.78%	.82%	.84%	.85%
Expenses net of all reductions	.74%F	.75%	.78%	.81%	.83%	.84%
Net investment income (loss)	1.64%F	1.47%	1.33%	1.26%	1.51%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$17,753	$15,574	$14,122	$8,540	$8,964	$7,470
Portfolio turnover rateG	23%F	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.1
General Electric Co.	0.7	0.6
Medtronic PLC	0.7	0.6
Amazon.com, Inc.	0.6	0.5
Alphabet, Inc. Class C	0.6	0.5
Procter & Gamble Co.	0.6	0.4
Facebook, Inc. Class A	0.5	0.5
Alphabet, Inc. Class A	0.5	0.5
Home Depot, Inc.	0.5	0.2
Berkshire Hathaway, Inc. Class B	0.5	0.4
	6.3

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	20.7
Consumer Discretionary	10.5	10.0
Information Technology	10.2	10.9
Health Care	8.1	8.6
Industrials	8.0	7.5

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	9.9%
AAA,AA,A	3.3%
BBB	5.6%
BB and Below	7.4%
Not Rated	0.2%
Equities*	67.1%
Short-Term Investments and Net Other Assets	6.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	9.7%
AAA,AA,A	5.0%
BBB	6.7%
BB and Below	7.3%
Not Rated	0.3%
Equities*	62.6%
Short-Term Investments and Net Other Assets	8.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	69.7%
Bond Class	25.9%
Short-Term Class	4.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of September 30, 2015
Stock Class and Equity Futures*	67.0%
Bond Class	28.2%
Short-Term Class	4.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 27.1% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 64.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,970,452	$41,334,781
Fidelity Consumer Discretionary Central Fund (a)	985,873	239,724,763
Fidelity Consumer Staples Central Fund (a)	775,409	176,731,133
Fidelity Emerging Markets Equity Central Fund (a)	533,293	96,563,443
Fidelity Energy Central Fund (a)	1,121,105	117,716,060
Fidelity Financials Central Fund (a)	4,504,659	362,850,289
Fidelity Health Care Central Fund (a)	796,266	250,218,612
Fidelity Industrials Central Fund (a)	874,903	205,759,663
Fidelity Information Technology Central Fund (a)	1,443,598	413,504,273
Fidelity International Equity Central Fund (a)	7,952,083	582,092,441
Fidelity Materials Central Fund (a)	304,003	60,849,219
Fidelity Real Estate Equity Central Fund (a)	391,452	42,597,858
Fidelity Telecom Services Central Fund (a)	252,241	45,978,579
Fidelity Utilities Central Fund (a)	428,918	69,197,305
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,932,351,065)		2,705,118,419

Fixed-Income Central Funds - 27.0%
High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (a)	2,234,225	20,912,344
Fidelity Floating Rate Central Fund (a)	398,160	38,916,110
Fidelity High Income Central Fund 1 (a)	2,238,676	204,995,600

TOTAL HIGH YIELD FIXED-INCOME FUNDS		264,824,054

Investment Grade Fixed-Income Funds - 20.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	1,449,730	146,582,219
Fidelity Investment Grade Bond Central Fund (a)	6,737,839	722,296,382

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		868,878,601

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,122,130,394)		1,133,702,655

Common Stocks - 0.0%
United States of America - 0.0%
HealthSouth Corp. warrants 1/17/17 (b)
(Cost $7,100)	4,797	9,834

Money Market Central Funds - 4.0%
Fidelity Cash Central Fund, 0.39% (c)	166,407,027	166,407,027
Fidelity Money Market Central Fund, 0.69% (c)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $166,407,031)		166,407,031
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.34% 5/5/16 to 6/9/16 (d)
(Cost $8,596,785)	8,600,000	8,598,757
	Shares	Value

Investment Companies - 4.7%
iShares 20+ Year Treasury Bond ETF	245,000	$31,999,450
iShares S&P 500 Index ETF	796,934	164,686,411
TOTAL INVESTMENT COMPANIES
(Cost $190,586,389)		196,685,861
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $3,420,078,764)		4,210,522,557
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(20,313,155)
NET ASSETS - 100%		$4,190,209,402

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,292 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	53,869,940	$2,287,758

The face value of futures purchased as a percentage of Net Assets is 1.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $136,843,374.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,272,799.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$268,484
Fidelity Commodity Strategy Central Fund	5,792
Fidelity Consumer Discretionary Central Fund	1,828,751
Fidelity Consumer Staples Central Fund	2,036,710
Fidelity Emerging Markets Debt Central Fund	727,208
Fidelity Emerging Markets Equity Central Fund	462,978
Fidelity Energy Central Fund	1,016,878
Fidelity Financials Central Fund	3,274,201
Fidelity Floating Rate Central Fund	1,035,922
Fidelity Health Care Central Fund	972,300
Fidelity High Income Central Fund 1	6,792,238
Fidelity Industrials Central Fund	1,500,582
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	1,227,684
Fidelity International Equity Central Fund	6,456,728
Fidelity Investment Grade Bond Central Fund	12,632,405
Fidelity Materials Central Fund	644,679
Fidelity Money Market Central Fund	0
Fidelity Real Estate Equity Central Fund	522,193
Fidelity Securities Lending Cash Central Fund	85,220
Fidelity Telecom Services Central Fund	492,838
Fidelity Utilities Central Fund	877,554
Total	$42,861,345

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$7,698,208	$52,471,536	$20,138,065	$41,334,781	7.6%
Fidelity Consumer Discretionary Central Fund	230,194,082	6,200,286	5,398,481	239,724,763	15.4%
Fidelity Consumer Staples Central Fund	155,826,673	5,115,208	3,885,171	176,731,133	13.9%
Fidelity Emerging Markets Debt Central Fund	19,593,377	1,088,986	452,949	20,912,344	19.5%
Fidelity Emerging Markets Equity Central Fund	70,811,304	26,018,321	4,076,231	96,563,443	26.1%
Fidelity Energy Central Fund	115,645,084	3,234,663	2,775,609	117,716,060	13.7%
Fidelity Financials Central Fund	363,033,248	10,296,756	8,625,909	362,850,289	15.5%
Fidelity Floating Rate Central Fund	39,732,483	1,759,774	905,783	38,916,110	2.7%
Fidelity Health Care Central Fund	260,183,460	6,088,249	6,340,342	250,218,612	14.1%
Fidelity High Income Central Fund 1	183,582,381	31,228,562	4,383,003	204,995,600	18.3%
Fidelity Industrials Central Fund	183,034,580	5,082,952	4,474,858	205,759,663	15.3%
Fidelity Inflation-Protected Bond Index Central Fund	111,370,622	33,736,482	2,559,275	146,582,219	17.8%
Fidelity Information Technology Central Fund	377,147,444	47,302,235	47,757,911	413,504,273	14.7%
Fidelity International Equity Central Fund	554,520,131	33,754,564	14,725,369	582,092,441	27.5%
Fidelity Investment Grade Bond Central Fund	814,208,509	35,631,880	135,395,420	722,296,382	10.8%
Fidelity Materials Central Fund	56,973,772	1,711,966	1,322,967	60,849,219	15.9%
Fidelity Real Estate Equity Central Fund	44,949,237	1,374,175	8,804,912	42,597,858	18.4%
Fidelity Telecom Services Central Fund	38,957,433	1,325,509	1,097,009	45,978,579	12.5%
Fidelity Utilities Central Fund	61,251,917	2,077,833	1,529,068	69,197,305	14.8%
Total	$3,688,713,945	$305,499,937	$274,648,332	$3,838,821,074

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$9,834	$9,834	$--	$--
Equity Central Funds	2,705,118,419	2,705,118,419	--	--
Fixed-Income Central Funds	1,133,702,655	1,133,702,655	--	--
Money Market Central Funds	166,407,031	166,407,031	--	--
Other Short-Term Investments	8,598,757	--	8,598,757	--
Investment Companies	196,685,861	196,685,861	--	--
Total Investments in Securities:	$4,210,522,557	$4,201,923,800	$8,598,757	$--
Derivative Instruments:
Assets
Futures Contracts	$2,287,758	$2,287,758	$--	$--
Total Assets	$2,287,758	$2,287,758	$--	$--
Total Derivative Instruments:	$2,287,758	$2,287,758	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,287,758	$0
Total Equity Risk	2,287,758	0
Total Value of Derivatives	$2,287,758	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.9%
United Kingdom	4.3%
Japan	2.7%
Ireland	1.7%
Cayman Islands	1.6%
France	1.5%
Netherlands	1.4%
Switzerland	1.3%
Canada	1.3%
Others (Individually Less Than 1%)	11.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $199,190,274)	$205,294,452
Fidelity Central Funds (cost $3,220,888,490)	4,005,228,105
Total Investments (cost $3,420,078,764)		$4,210,522,557
Receivable for investments sold		21,377,149
Receivable for fund shares sold		1,699,102
Distributions receivable from Fidelity Central Funds		57,666
Prepaid expenses		4,571
Other receivables		88,481
Total assets		4,233,749,526
Liabilities
Payable for investments purchased	$38,484,670
Payable for fund shares redeemed	1,659,933
Accrued management fee	1,890,896
Distribution and service plan fees payable	93,699
Payable for daily variation margin for derivative instruments	724,482
Other affiliated payables	564,312
Other payables and accrued expenses	122,132
Total liabilities		43,540,124
Net Assets		$4,190,209,402
Net Assets consist of:
Paid in capital		$3,940,214,681
Undistributed net investment income		10,611,511
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(553,348,341)
Net unrealized appreciation (depreciation) on investments		792,731,551
Net Assets		$4,190,209,402
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($139,492,832 ÷ 7,492,243 shares)		$18.62
Maximum offering price per share (100/94.25 of $18.62)		$19.76
Class T:
Net Asset Value and redemption price per share ($45,030,196 ÷ 2,417,025 shares)		$18.63
Maximum offering price per share (100/96.50 of $18.63)		$19.31
Class B:
Net Asset Value and offering price per share ($1,765,258 ÷ 93,291 shares)(a)		$18.92
Class C:
Net Asset Value and offering price per share ($55,027,558 ÷ 2,967,877 shares)(a)		$18.54
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($3,909,068,363 ÷ 209,710,504 shares)		$18.64
Class I:
Net Asset Value, offering price and redemption price per share ($39,825,195 ÷ 2,134,950 shares)		$18.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$2,604,469
Interest		7,169
Income from Fidelity Central Funds		42,861,345
Total income		45,472,983
Expenses
Management fee	$11,291,882
Transfer agent fees	2,775,026
Distribution and service plan fees	567,569
Accounting and security lending fees	667,029
Custodian fees and expenses	1,284
Independent trustees' compensation	8,949
Depreciation in deferred trustee compensation account	(66)
Registration fees	56,929
Audit	23,694
Legal	13,159
Miscellaneous	(51,081)
Total expenses before reductions	15,354,374
Expense reductions	(58,882)	15,295,492
Net investment income (loss)		30,177,491
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,824,132)
Fidelity Central Funds	(13,143,391)
Foreign currency transactions	123,176
Futures contracts	14,533,993
Total net realized gain (loss)		(6,310,354)
Change in net unrealized appreciation (depreciation) on: Investment securities	138,986,520
Assets and liabilities in foreign currencies	(156)
Futures contracts	5,453,883
Total change in net unrealized appreciation (depreciation)		144,440,247
Net gain (loss)		138,129,893
Net increase (decrease) in net assets resulting from operations		$168,307,384

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,177,491	$56,908,907
Net realized gain (loss)	(6,310,354)	(7,071,822)
Change in net unrealized appreciation (depreciation)	144,440,247	(166,138,011)
Net increase (decrease) in net assets resulting from operations	168,307,384	(116,300,926)
Distributions to shareholders from net investment income	(65,006,661)	(52,308,569)
Distributions to shareholders from net realized gain	(154,480,429)	(305,208,277)
Total distributions	(219,487,090)	(357,516,846)
Share transactions - net increase (decrease)	216,712,343	476,784,885
Total increase (decrease) in net assets	165,532,637	2,967,113
Net Assets
Beginning of period	4,024,676,765	4,021,709,652
End of period (including undistributed net investment income of $10,611,511 and undistributed net investment income of $45,440,681, respectively)	$4,190,209,402	$4,024,676,765

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.84	$21.24	$19.60	$17.33	$14.72	$15.24
Income from Investment Operations
Net investment income (loss)A	.11	.22	.21	.18	.19	.19
Net realized and unrealized gain (loss)	.65	(.80)	1.67	2.31	2.64	(.50)
Total from investment operations	.76	(.58)	1.88	2.49	2.83	(.31)
Distributions from net investment income	(.25)	(.22)	(.16)	(.19)	(.19)	(.18)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(.98)	(1.82)	(.24)B	(.22)	(.22)	(.21)
Net asset value, end of period	$18.62	$18.84	$21.24	$19.60	$17.33	$14.72
Total ReturnC,D,E	4.09%	(2.96)%	9.65%	14.56%	19.44%	(2.14)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	1.03%	1.03%	1.06%	1.08%	1.09%
Expenses net of fee waivers, if any	1.02%H	1.03%	1.03%	1.06%	1.08%	1.09%
Expenses net of all reductions	1.02%H	1.02%	1.03%	1.04%	1.07%	1.07%
Net investment income (loss)	1.19%H	1.07%	1.00%	.98%	1.17%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$139,493	$134,849	$143,310	$127,865	$120,425	$107,670
Portfolio turnover rateI	20%H	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.82	$21.22	$19.58	$17.30	$14.70	$15.21
Income from Investment Operations
Net investment income (loss)A	.09	.17	.15	.13	.15	.15
Net realized and unrealized gain (loss)	.64	(.80)	1.67	2.32	2.62	(.49)
Total from investment operations	.73	(.63)	1.82	2.45	2.77	(.34)
Distributions from net investment income	(.20)	(.16)	(.11)	(.14)	(.15)	(.14)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(.92)B	(1.77)C	(.18)	(.17)	(.17)D	(.17)
Net asset value, end of period	$18.63	$18.82	$21.22	$19.58	$17.30	$14.70
Total ReturnE,F,G	3.95%	(3.25)%	9.38%	14.31%	19.03%	(2.36)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.28%J	1.29%	1.29%	1.32%	1.35%	1.35%
Expenses net of fee waivers, if any	1.28%J	1.28%	1.29%	1.32%	1.35%	1.35%
Expenses net of all reductions	1.28%J	1.28%	1.29%	1.30%	1.33%	1.34%
Net investment income (loss)	.93%J	.81%	.74%	.72%	.91%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$45,030	$46,685	$49,337	$44,421	$43,064	$40,033
Portfolio turnover rateK	20%J	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.96	$21.30	$19.61	$17.30	$14.66	$15.15
Income from Investment Operations
Net investment income (loss)A	.03	.05	.03	.03	.06	.06
Net realized and unrealized gain (loss)	.65	(.80)	1.69	2.32	2.63	(.50)
Total from investment operations	.68	(.75)	1.72	2.35	2.69	(.44)
Distributions from net investment income	–	–	–	(.01)	(.03)	(.02)
Distributions from net realized gain	(.72)	(1.59)	(.03)	(.03)	(.03)	(.03)
Total distributions	(.72)	(1.59)	(.03)	(.04)	(.05)B	(.05)
Net asset value, end of period	$18.92	$18.96	$21.30	$19.61	$17.30	$14.66
Total ReturnC,D,E	3.65%	(3.80)%	8.79%	13.61%	18.42%	(2.92)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.88%H	1.86%	1.87%	1.90%	1.90%	1.90%
Expenses net of fee waivers, if any	1.88%H	1.86%	1.87%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.88%H	1.85%	1.87%	1.88%	1.89%	1.89%
Net investment income (loss)	.34%H	.24%	.16%	.14%	.35%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,765	$2,365	$4,142	$5,656	$8,014	$9,605
Portfolio turnover rateI	20%H	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.69	$21.08	$19.48	$17.23	$14.63	$15.13
Income from Investment Operations
Net investment income (loss)A	.04	.06	.05	.04	.07	.07
Net realized and unrealized gain (loss)	.64	(.78)	1.66	2.31	2.62	(.49)
Total from investment operations	.68	(.72)	1.71	2.35	2.69	(.42)
Distributions from net investment income	(.10)	(.07)	(.04)	(.07)	(.07)	(.05)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(.83)	(1.67)	(.11)	(.10)	(.09)B	(.08)
Net asset value, end of period	$18.54	$18.69	$21.08	$19.48	$17.23	$14.63
Total ReturnC,D,E	3.69%	(3.69)%	8.82%	13.70%	18.49%	(2.81)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%H	1.79%	1.79%	1.81%	1.83%	1.83%
Expenses net of fee waivers, if any	1.78%H	1.78%	1.79%	1.81%	1.83%	1.83%
Expenses net of all reductions	1.78%H	1.78%	1.78%	1.79%	1.81%	1.81%
Net investment income (loss)	.44%H	.32%	.25%	.23%	.43%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$55,028	$52,860	$55,104	$46,498	$38,245	$32,160
Portfolio turnover rateI	20%H	20%	13%	20%	20%	16%
 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.89	$21.30	$19.66	$17.38	$14.77	$15.28
Income from Investment Operations
Net investment income (loss)A	.14	.28	.27	.24	.24	.24
Net realized and unrealized gain (loss)	.65	(.80)	1.67	2.32	2.64	(.49)
Total from investment operations	.79	(.52)	1.94	2.56	2.88	(.25)
Distributions from net investment income	(.31)	(.28)	(.23)	(.25)	(.25)	(.23)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.04)	(1.89)B	(.30)	(.28)	(.27)C	(.26)
Net asset value, end of period	$18.64	$18.89	$21.30	$19.66	$17.38	$14.77
Total ReturnD,E	4.26%	(2.69)%	9.98%	14.94%	19.79%	(1.79)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.72%	.73%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.71%H	.72%	.73%	.75%	.76%	.78%
Expenses net of all reductions	.71%H	.71%	.72%	.73%	.75%	.76%
Net investment income (loss)	1.50%H	1.38%	1.31%	1.29%	1.49%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$3,909,068	$3,745,336	$3,729,256	$3,253,088	$2,758,119	$2,103,346
Portfolio turnover rateI	20%H	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.90	$21.31	$19.66	$17.38	$14.78	$15.29
Income from Investment Operations
Net investment income (loss)A	.14	.27	.26	.23	.24	.24
Net realized and unrealized gain (loss)	.64	(.80)	1.68	2.32	2.63	(.50)
Total from investment operations	.78	(.53)	1.94	2.55	2.87	(.26)
Distributions from net investment income	(.30)	(.27)	(.22)	(.24)	(.24)	(.22)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.03)	(1.88)B	(.29)	(.27)	(.27)	(.25)
Net asset value, end of period	$18.65	$18.90	$21.31	$19.66	$17.38	$14.78
Total ReturnC,D	4.21%	(2.73)%	9.98%	14.90%	19.68%	(1.82)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.76%	.77%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.74%G	.76%	.77%	.79%	.80%	.81%
Expenses net of all reductions	.74%G	.75%	.77%	.77%	.79%	.80%
Net investment income (loss)	1.47%G	1.34%	1.26%	1.25%	1.45%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$39,825	$42,581	$40,561	$31,955	$30,418	$26,678
Portfolio turnover rateH	20%G	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.4	1.4
General Electric Co.	0.9	0.8
Medtronic PLC	0.8	0.7
Amazon.com, Inc.	0.8	0.6
Alphabet, Inc. Class C	0.7	0.7
Procter & Gamble Co.	0.7	0.5
Facebook, Inc. Class A	0.7	0.6
Alphabet, Inc. Class A	0.7	0.6
Home Depot, Inc.	0.6	0.3
Berkshire Hathaway, Inc. Class B	0.6	0.6
	7.9

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.0	20.1
Information Technology	12.7	13.3
Consumer Discretionary	11.8	11.7
Health Care	9.7	10.3
Industrials	9.3	8.6

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	4.9%
AAA,AA,A	1.4%
BBB	1.6%
BB and Below	4.6%
Equities*	82.1%
Short-Term Investments and Net Other Assets	5.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	4.6%
AAA,AA,A	2.2%
BBB	2.3%
BB and Below	4.9%
Not Rated	0.1%
Equities	79.0%
Short-Term Investments and Net Other Assets	6.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stock Class and Equity Futures*	84.1%
Bond Class	12.2%
Short-Term Class	3.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

As of September 30, 2015
Stock Class and Equity Futures	83.4%
Bond Class	13.8%
Short-Term Class	2.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 30.5% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 80.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,902,507	$17,211,864
Fidelity Consumer Discretionary Central Fund (a)	470,528	114,413,634
Fidelity Consumer Staples Central Fund (a)	369,916	84,311,341
Fidelity Emerging Markets Equity Central Fund (a)	223,009	40,380,189
Fidelity Energy Central Fund (a)	535,065	56,181,783
Fidelity Financials Central Fund (a)	2,150,172	173,196,330
Fidelity Health Care Central Fund (a)	380,056	119,428,951
Fidelity Industrials Central Fund (a)	417,535	98,195,899
Fidelity Information Technology Central Fund (a)	689,066	197,376,054
Fidelity International Equity Central Fund (a)	3,670,224	268,660,415
Fidelity Materials Central Fund (a)	145,058	29,034,902
Fidelity Real Estate Equity Central Fund (a)	149,036	16,218,058
Fidelity Telecom Services Central Fund (a)	120,385	21,943,865
Fidelity Utilities Central Fund (a)	204,650	33,016,172
TOTAL EQUITY CENTRAL FUNDS
(Cost $940,365,487)		1,269,569,457

Fixed-Income Central Funds - 12.8%
High Yield Fixed-Income Funds - 4.0%
Fidelity Emerging Markets Debt Central Fund (a)	2,967	27,771
Fidelity High Income Central Fund 1 (a)	684,136	62,646,323

TOTAL HIGH YIELD FIXED-INCOME FUNDS		62,674,094

Investment Grade Fixed-Income Funds - 8.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	421,973	42,665,719
Fidelity Investment Grade Bond Central Fund (a)	899,317	96,406,831

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		139,072,550

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $204,671,055)		201,746,644

Common Stocks - 0.0%
United States of America - 0.0%
HealthSouth Corp. warrants 1/17/17 (b)
(Cost $145)	98	201

Money Market Central Funds - 3.5%
Fidelity Cash Central Fund, 0.39% (c)
(Cost $55,989,156)	55,989,156	55,989,156
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.34% 5/5/16 to 6/9/16 (d)
(Cost $3,638,627)	3,640,000	3,639,461
	Shares	Value

Investment Companies - 4.1%
iShares 20+ Year Treasury Bond ETF	144,712	$18,900,834
iShares S&P 500 Index ETF	218,176	45,086,072
TOTAL INVESTMENT COMPANIES
(Cost $62,277,189)		63,986,906
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $1,266,941,659)		1,594,931,825
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(13,688,589)
NET ASSETS - 100%		$1,581,243,236

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
546 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	22,765,470	$966,808

The face value of futures purchased as a percentage of Net Assets is 1.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $51,051,945.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,499,498.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$88,172
Fidelity Commodity Strategy Central Fund	2,337
Fidelity Consumer Discretionary Central Fund	869,900
Fidelity Consumer Staples Central Fund	969,826
Fidelity Emerging Markets Debt Central Fund	962
Fidelity Emerging Markets Equity Central Fund	201,124
Fidelity Energy Central Fund	483,277
Fidelity Financials Central Fund	1,553,851
Fidelity Floating Rate Central Fund	32,735
Fidelity Health Care Central Fund	462,686
Fidelity High Income Central Fund 1	1,888,103
Fidelity Industrials Central Fund	713,352
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	583,834
Fidelity International Equity Central Fund	2,959,062
Fidelity Investment Grade Bond Central Fund	1,734,079
Fidelity Materials Central Fund	306,562
Fidelity Real Estate Equity Central Fund	197,347
Fidelity Securities Lending Cash Central Fund	40,225
Fidelity Telecom Services Central Fund	234,663
Fidelity Utilities Central Fund	417,145
Total	$13,739,242

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$24,139,050	$7,334,379	$17,211,864	3.2%
Fidelity Consumer Discretionary Central Fund	109,622,730	3,810,996	3,209,966	114,413,634	7.4%
Fidelity Consumer Staples Central Fund	74,206,979	3,034,326	2,303,854	84,311,341	6.6%
Fidelity Emerging Markets Debt Central Fund	25,900	962	--	27,771	0.0%
Fidelity Emerging Markets Equity Central Fund	30,615,907	9,864,837	1,498,422	40,380,189	10.9%
Fidelity Energy Central Fund	55,076,316	1,964,741	1,678,188	56,181,783	6.5%
Fidelity Financials Central Fund	172,889,091	6,274,198	5,110,403	173,196,330	7.4%
Fidelity Floating Rate Central Fund	15,019,413	24,651	15,010,144	--	0.0%
Fidelity Health Care Central Fund	123,896,753	3,905,913	3,719,528	119,428,951	6.7%
Fidelity High Income Central Fund 1	49,963,955	15,394,016	1,591,412	62,646,323	5.6%
Fidelity Industrials Central Fund	87,171,964	3,116,438	2,661,910	98,195,899	7.3%
Fidelity Inflation-Protected Bond Index Central Fund	26,456,810	15,900,820	833,595	42,665,719	5.2%
Fidelity Information Technology Central Fund	179,575,781	5,652,550	5,421,247	197,376,054	7.0%
Fidelity International Equity Central Fund	255,620,526	17,463,842	8,440,019	268,660,415	12.7%
Fidelity Investment Grade Bond Central Fund	120,440,753	6,837,239	31,851,354	96,406,831	1.4%
Fidelity Materials Central Fund	27,131,124	1,023,180	791,302	29,034,902	7.6%
Fidelity Real Estate Equity Central Fund	17,025,892	664,306	3,406,151	16,218,058	7.0%
Fidelity Telecom Services Central Fund	18,551,588	793,282	646,283	21,943,865	6.0%
Fidelity Utilities Central Fund	29,166,916	1,217,918	910,932	33,016,172	7.0%
Total	$1,392,458,398	$121,083,265	$96,419,089	$1,471,316,101

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$201	$201	$--	$--
Equity Central Funds	1,269,569,457	1,269,569,457	--	--
Fixed-Income Central Funds	201,746,644	201,746,644	--	--
Money Market Central Funds	55,989,156	55,989,156	--	--
Other Short-Term Investments	3,639,461	--	3,639,461	--
Investment Companies	63,986,906	63,986,906	--	--
Total Investments in Securities:	$1,594,931,825	$1,591,292,364	$3,639,461	$--
Derivative Instruments:
Assets
Futures Contracts	$966,808	$966,808	$--	$--
Total Assets	$966,808	$966,808	$--	$--
Total Derivative Instruments:	$966,808	$966,808	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$966,808	$0
Total Equity Risk	966,808	0
Total Value of Derivatives	$966,808	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets (Unaudited), is as follows. The information is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

United States of America	69.5%
United Kingdom	4.9%
Japan	3.1%
Ireland	2.2%
Cayman Islands	2.0%
Switzerland	1.8%
France	1.8%
Canada	1.3%
Netherlands	1.0%
Germany	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	10.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $65,915,961)	$67,626,568
Fidelity Central Funds (cost $1,201,025,698)	1,527,305,257
Total Investments (cost $1,266,941,659)		$1,594,931,825
Receivable for investments sold		8,258,020
Receivable for fund shares sold		597,544
Distributions receivable from Fidelity Central Funds		18,422
Prepaid expenses		1,712
Other receivables		18,119
Total assets		1,603,825,642
Liabilities
Payable for investments purchased	$19,923,066
Payable for fund shares redeemed	1,292,237
Accrued management fee	712,858
Distribution and service plan fees payable	55,284
Payable for daily variation margin for derivative instruments	306,490
Other affiliated payables	237,429
Other payables and accrued expenses	55,042
Total liabilities		22,582,406
Net Assets		$1,581,243,236
Net Assets consist of:
Paid in capital		$1,476,720,963
Undistributed net investment income		2,375,444
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(226,810,145)
Net unrealized appreciation (depreciation) on investments		328,956,974
Net Assets		$1,581,243,236
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($72,224,435 ÷ 4,689,485 shares)		$15.40
Maximum offering price per share (100/94.25 of $15.40)		$16.34
Class T:
Net Asset Value and redemption price per share ($21,472,745 ÷ 1,401,814 shares)		$15.32
Maximum offering price per share (100/96.50 of $15.32)		$15.88
Class B:
Net Asset Value and offering price per share ($1,318,220 ÷ 85,230 shares)(a)		$15.47
Class C:
Net Asset Value and offering price per share ($37,517,245 ÷ 2,473,858 shares)(a)		$15.17
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($1,412,278,850 ÷ 91,006,757 shares)		$15.52
Class I:
Net Asset Value, offering price and redemption price per share ($36,431,741 ÷ 2,355,327 shares)		$15.47

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$979,131
Interest		2,891
Income from Fidelity Central Funds		13,739,242
Total income		14,721,264
Expenses
Management fee	$4,255,713
Transfer agent fees	1,211,289
Distribution and service plan fees	327,170
Accounting and security lending fees	243,841
Custodian fees and expenses	1,028
Independent trustees' compensation	3,327
Registration fees	48,685
Audit	23,921
Legal	3,904
Miscellaneous	(25,264)
Total expenses before reductions	6,093,614
Expense reductions	(22,852)	6,070,762
Net investment income (loss)		8,650,502
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,582,110)
Fidelity Central Funds	(5,041,285)
Foreign currency transactions	53,800
Futures contracts	4,952,645
Total net realized gain (loss)		(3,616,950)
Change in net unrealized appreciation (depreciation) on: Investment securities	62,288,204
Assets and liabilities in foreign currencies	(105)
Futures contracts	1,824,362
Total change in net unrealized appreciation (depreciation)		64,112,461
Net gain (loss)		60,495,511
Net increase (decrease) in net assets resulting from operations		$69,146,013

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,650,502	$17,512,456
Net realized gain (loss)	(3,616,950)	(24,433,751)
Change in net unrealized appreciation (depreciation)	64,112,461	(60,698,338)
Net increase (decrease) in net assets resulting from operations	69,146,013	(67,619,633)
Distributions to shareholders from net investment income	(20,421,168)	(18,161,462)
Distributions to shareholders from net realized gain	(51,494,211)	(119,223,346)
Total distributions	(71,915,379)	(137,384,808)
Share transactions - net increase (decrease)	74,185,979	122,331,834
Total increase (decrease) in net assets	71,416,613	(82,672,607)
Net Assets
Beginning of period	1,509,826,623	1,592,499,230
End of period (including undistributed net investment income of $2,375,444 and undistributed net investment income of $14,146,110, respectively)	$1,581,243,236	$1,509,826,623

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.42	$17.64	$16.38	$14.03	$11.62	$12.23
Income from Investment Operations
Net investment income (loss)A	.07	.14	.16	.14	.14	.13
Net realized and unrealized gain (loss)	.61	(.77)	1.64	2.38	2.43	(.58)
Total from investment operations	.68	(.63)	1.80	2.52	2.57	(.45)
Distributions from net investment income	(.17)	(.17)	(.11)	(.14)	(.14)	(.13)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(.70)	(1.59)B	(.54)C	(.17)D	(.16)	(.16)
Net asset value, end of period	$15.40	$15.42	$17.64	$16.38	$14.03	$11.62
Total ReturnE,F,G	4.49%	(3.86)%	11.24%	18.14%	22.30%	(3.85)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.05%J	1.05%	1.04%	1.05%	1.08%	1.10%
Expenses net of fee waivers, if any	1.05%J	1.05%	1.04%	1.05%	1.08%	1.10%
Expenses net of all reductions	1.05%J	1.04%	1.04%	1.03%	1.07%	1.08%
Net investment income (loss)	.85%J	.85%	.92%	.91%	1.07%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$72,224	$66,006	$66,659	$82,805	$66,048	$50,854
Portfolio turnover rateK	20%J	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class T

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$17.56	$16.32	$13.97	$11.58	$12.19
Income from Investment Operations
Net investment income (loss)A	.04	.10	.11	.09	.10	.10
Net realized and unrealized gain (loss)	.62	(.78)	1.63	2.38	2.41	(.58)
Total from investment operations	.66	(.68)	1.74	2.47	2.51	(.48)
Distributions from net investment income	(.13)	(.13)	(.08)	(.10)	(.10)	(.10)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(.66)	(1.56)	(.50)	(.12)	(.12)	(.13)
Net asset value, end of period	$15.32	$15.32	$17.56	$16.32	$13.97	$11.58
Total ReturnB,C,D	4.37%	(4.21)%	10.92%	17.85%	21.86%	(4.08)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.32%G	1.33%	1.33%	1.35%	1.36%	1.35%
Expenses net of fee waivers, if any	1.32%G	1.33%	1.33%	1.35%	1.36%	1.35%
Expenses net of all reductions	1.32%G	1.32%	1.33%	1.33%	1.35%	1.33%
Net investment income (loss)	.58%G	.57%	.63%	.61%	.80%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$21,473	$18,991	$17,690	$13,606	$10,604	$8,449
Portfolio turnover rateH	20%G	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class B

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.37	$17.55	$16.29	$13.94	$11.53	$12.12
Income from Investment Operations
Net investment income (loss)A	–B	.01	.02	.01	.03	.02
Net realized and unrealized gain (loss)	.62	(.76)	1.64	2.38	2.41	(.57)
Total from investment operations	.62	(.75)	1.66	2.39	2.44	(.55)
Distributions from net investment income	–	–B	–	(.02)	(.01)	(.01)
Distributions from net realized gain	(.52)	(1.43)	(.40)	(.02)	(.02)	(.03)
Total distributions	(.52)	(1.43)	(.40)	(.04)	(.03)	(.04)
Net asset value, end of period	$15.47	$15.37	$17.55	$16.29	$13.94	$11.53
Total ReturnC,D,E	4.07%	(4.59)%	10.37%	17.19%	21.24%	(4.60)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.84%H	1.82%	1.83%	1.88%	1.91%	1.91%
Expenses net of fee waivers, if any	1.84%H	1.82%	1.83%	1.88%	1.91%	1.91%
Expenses net of all reductions	1.84%H	1.81%	1.83%	1.86%	1.89%	1.89%
Net investment income (loss)	.06%H	.08%	.13%	.08%	.25%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,318	$1,537	$2,463	$3,071	$2,996	$2,898
Portfolio turnover rateI	20%H	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.14	$17.37	$16.16	$13.85	$11.47	$12.10
Income from Investment Operations
Net investment income (loss)A	.01	.02	.03	.02	.04	.03
Net realized and unrealized gain (loss)	.61	(.76)	1.61	2.35	2.41	(.58)
Total from investment operations	.62	(.74)	1.64	2.37	2.45	(.55)
Distributions from net investment income	(.06)	(.06)	(.01)	(.04)	(.05)	(.05)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(.59)	(1.49)	(.43)	(.06)	(.07)	(.08)
Net asset value, end of period	$15.17	$15.14	$17.37	$16.16	$13.85	$11.47
Total ReturnB,C,D	4.14%	(4.62)%	10.37%	17.22%	21.44%	(4.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.80%G	1.81%	1.81%	1.84%	1.84%	1.84%
Expenses net of fee waivers, if any	1.80%G	1.81%	1.81%	1.83%	1.84%	1.84%
Expenses net of all reductions	1.80%G	1.80%	1.81%	1.81%	1.83%	1.82%
Net investment income (loss)	.10%G	.10%	.15%	.13%	.32%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$37,517	$34,590	$30,717	$21,781	$17,243	$13,379
Portfolio turnover rateH	20%G	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.56	$17.79	$16.52	$14.14	$11.72	$12.31
Income from Investment Operations
Net investment income (loss)A	.09	.20	.21	.18	.18	.17
Net realized and unrealized gain (loss)	.62	(.78)	1.65	2.40	2.43	(.58)
Total from investment operations	.71	(.58)	1.86	2.58	2.61	(.41)
Distributions from net investment income	(.22)	(.23)	(.17)	(.18)	(.17)	(.15)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(.75)	(1.65)B	(.59)	(.20)	(.19)	(.18)
Net asset value, end of period	$15.52	$15.56	$17.79	$16.52	$14.14	$11.72
Total ReturnC,D	4.64%	(3.54)%	11.54%	18.52%	22.53%	(3.51)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.75%	.74%	.77%	.81%	.82%
Expenses net of fee waivers, if any	.74%G	.75%	.74%	.77%	.81%	.82%
Expenses net of all reductions	.74%G	.74%	.74%	.75%	.80%	.80%
Net investment income (loss)	1.16%G	1.16%	1.21%	1.19%	1.35%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,412,279	$1,350,006	$1,433,196	$1,100,838	$706,722	$557,908
Portfolio turnover rateH	20%G	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.51	$17.74	$16.48	$14.11	$11.69	$12.30
Income from Investment Operations
Net investment income (loss)A	.09	.19	.21	.18	.18	.17
Net realized and unrealized gain (loss)	.62	(.76)	1.64	2.39	2.43	(.59)
Total from investment operations	.71	(.57)	1.85	2.57	2.61	(.42)
Distributions from net investment income	(.21)	(.23)	(.16)	(.17)	(.17)	(.16)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(.75)B	(1.66)	(.59)C	(.20)D	(.19)	(.19)
Net asset value, end of period	$15.47	$15.51	$17.74	$16.48	$14.11	$11.69
Total ReturnE,F	4.62%	(3.52)%	11.49%	18.45%	22.60%	(3.58)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.76%	.76%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.75%I	.76%	.76%	.79%	.81%	.81%
Expenses net of all reductions	.75%I	.75%	.76%	.77%	.79%	.79%
Net investment income (loss)	1.15%I	1.15%	1.19%	1.17%	1.35%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$36,432	$38,697	$41,775	$13,088	$10,710	$8,600
Portfolio turnover rateJ	20%I	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class T, Class C, Asset Manager and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.06%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	.10%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2016, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds and underlying funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Asset Manager 20%%	$4,269,411,583	$435,995,470	$(15,351,054)	$420,644,416
Fidelity Asset Manager 30%%	846,638,350	80,721,760	(6,173,642)	74,548,118
Fidelity Asset Manager 40%%	975,984,990	94,910,201	(9,871,432)	85,038,769
Fidelity Asset Manager 50%%	6,237,242,677	1,440,256,483	(71,815,605)	1,368,440,878
Fidelity Asset Manager 60%%	1,269,460,634	224,722,003	(14,919,329)	209,802,674
Fidelity Asset Manager 70%%	3,422,286,811	880,474,648	(92,238,902)	788,235,746
Fidelity Asset Manager 85%%	1,268,363,220	350,924,994	(24,356,389)	326,568,605

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$12,872,586	$4,542,617
Totals	$12,872,586	$4,542,617
Fidelity Asset Manager 30%%
Equity Risk
Futures Contracts	$3,622,440	$109,871
Totals	$3,622,440	$109,871
Fidelity Asset Manager 40%%
Equity Risk
Futures Contracts	$3,615,010	$1,150,764
Totals	$3,615,010	$1,150,764
Fidelity Asset Manager 50%%
Equity Risk
Futures Contracts	$28,198,804	$9,438,116
Totals	$28,198,804	$9,438,116
Fidelity Asset Manager 60%%
Equity Risk
Futures Contracts	$5,340,819	$1,684,541
Totals	$5,340,819	$1,684,541
Fidelity Asset Manager 70%%
Equity Risk
Futures Contracts	$14,533,993	$5,453,883
Totals	$14,533,993	$5,453,883
Fidelity Asset Manager 85%%
Equity Risk
Futures Contracts	$4,952,645	$1,824,362
Totals	$4,952,645	$1,824,362

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%%	485,021,828	561,433,897
Fidelity Asset Manager 30%%	153,894,038	108,067,144
Fidelity Asset Manager 40%%	182,618,060	124,755,985
Fidelity Asset Manager 50%%	930,302,942	1,018,907,298
Fidelity Asset Manager 60%%	252,854,893	155,679,869
Fidelity Asset Manager 70%%	611,058,046	390,159,684
Fidelity Asset Manager 85%%	218,384,017	150,309,156

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%%	.30%	.11%	.41%
Fidelity Asset Manager 30%%	.30%	.11%	.41%
Fidelity Asset Manager 40%%	.30%	.11%	.41%
Fidelity Asset Manager 50%%	.25%	.25%	.50%
Fidelity Asset Manager 60%%	.30%	.25%	.55%
Fidelity Asset Manager 70%%	.30%	.25%	.55%
Fidelity Asset Manager 85%%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$46,437	$857
Class T	.25%	.25%	48,206	–
Class B	.75%	.25%	6,640	4,980
Class C	.75%	.25%	141,939	25,404
			$243,222	$31,241
Fidelity Asset Manager 30%%
Class A	-%	.25%	$28,473	$3,903
Class T	.25%	.25%	28,496	26
Class B	.75%	.25%	2,637	2,008
Class C	.75%	.25%	102,351	24,155
			$161,957	$30,092
Fidelity Asset Manager 40%%
Class A	-%	.25%	$42,556	$3,329
Class T	.25%	.25%	25,414	–
Class B	.75%	.25%	2,541	1,906
Class C	.75%	.25%	100,868	24,958
			$171,379	$30,193
Fidelity Asset Manager 50%%
Class A	-%	.25%	$88,951	$1,775
Class T	.25%	.25%	77,788	–
Class B	.75%	.25%	11,875	8,906
Class C	.75%	.25%	209,056	41,685
			$387,670	$52,366
Fidelity Asset Manager 60%%
Class A	-%	.25%	$69,093	$352
Class T	.25%	.25%	42,224	–
Class B	.75%	.25%	5,681	4,261
Class C	.75%	.25%	153,975	26,938
			$270,973	$31,551
Fidelity Asset Manager 70%%
Class A	-%	.25%	$170,832	$1,752
Class T	.25%	.25%	115,026	–
Class B	.75%	.25%	10,379	7,784
Class C	.75%	.25%	271,332	36,924
			$567,569	$46,460
Fidelity Asset Manager 85%%
Class A	-%	.25%	$88,294	$1,263
Class T	.25%	.25%	51,072	–
Class B	.75%	.25%	7,107	5,330
Class C	.75%	.25%	180,697	36,800
			$327,170	$43,393

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%%
Class A	$9,208
Class T	7,911
Class B(a)	675
Class C(a)	7,325
$25,119
Fidelity Asset Manager 30%%
Class A	$8,819
Class T	0
Class B(a)	42
Class C(a)	6,585
$15,446
Fidelity Asset Manager 40%%
Class A	$15,720
Class T	2,648
Class B(a)	200
Class C(a)	2,108
$20,676
Fidelity Asset Manager 50%%
Class A	$19,696
Class T	6,448
Class B(a)	162
Class C(a)	5,205
$31,511
Fidelity Asset Manager 60%%
Class A	$21,922
Class T	4,228
Class B(a)	38
Class C(a)	2,292
$28,480
Fidelity Asset Manager 70%%
Class A	$60,549
Class T	4,075
Class B(a)	303
Class C(a)	4,671
$69,598
Fidelity Asset Manager 85%%
Class A	$29,937
Class T	4,941
Class B(a)	202
Class C(a)	3,383
$38,463

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Asset Manager 20%
Class A	$26,320.14
Class T	15,336.16
Class B	968.15
Class C	22,351.16
Asset Manager 20%%	1,908,776.08
Class I	12,439.13
	$1,986,190
Fidelity Asset Manager 30%%
Class A	$15,735.14
Class T	8,890.16
Class B	420.16
Class C	15,298.15
Asset Manager 30%%	314,795.08
Class I	5,831.13
	$360,969
Fidelity Asset Manager 40%%
Class A	$22,205.13
Class T	7,978.16
Class B	348.14
Class C	15,551.15
Asset Manager 40%%	376,129.08
Class I	12,748.14
	$434,959
Fidelity Asset Manager 50%%
Class A	$66,597.19
Class T	31,842.20
Class B	2,150.18
Class C	41,851.20
Asset Manager 50%%	4,916,809.13
Class I	31,669.18
	$5,090,918
Fidelity Asset Manager 60%%
Class A	$49,861.18
Class T	16,002.19
Class B	1,153.20
Class C	28,907.19
Asset Manager 60%%	745,206.11
Class I	12,334.15
	$853,463
Fidelity Asset Manager 70%%
Class A	$128,754.19
Class T	46,044.20
Class B	3,084.30
Class C	52,983.20
Asset Manager 70%%	2,511,502.13
Class I	32,659.16
	$2,775,026
Fidelity Asset Manager 85%%
Class A	$74,799.21
Class T	23,831.23
Class B	1,801.25
Class C	38,482.21
Asset Manager 85%%	1,042,951.15
Class I	29,425.16
	$1,211,289

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%%	$5,279
Fidelity Asset Manager 30%%	986
Fidelity Asset Manager 40%%	1,130
Fidelity Asset Manager 50%%	8,499
Fidelity Asset Manager 60%%	1,586
Fidelity Asset Manager 70%%	4,542
Fidelity Asset Manager 85%%	1,711

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Total Security Lending Income
Fidelity Asset Manager 20%%	$56,036
Fidelity Asset Manager 50%%	$90,062
Fidelity Asset Manager 70%%	$85,220
Fidelity Asset Manager 85%%	$40,225

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction	Transfer Agent expense reduction
Fidelity Asset Manager 20%%	$30,807	$54	$–
Fidelity Asset Manager 30%%	6,276	31	–
Fidelity Asset Manager 40%%	8,085	25	–
Fidelity Asset Manager 50%%	70,770	103	–
Fidelity Asset Manager 60%%	13,568	31	1
Fidelity Asset Manager 70%%	43,820	104	4
Fidelity Asset Manager 85%%	17,151	47	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%%	$9,713
Fidelity Asset Manager 30%%	1,834
Fidelity Asset Manager 40%%	2,120
Fidelity Asset Manager 50%%	28,095
Fidelity Asset Manager 60%%	5,191
Fidelity Asset Manager 70%%	14,954
Fidelity Asset Manager 85%%	5,654

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2016	Year ended September 30, 2015
Fidelity Asset Manager 20%
From net investment income
Class A	$302,007	$501,145
Class T	131,568	205,919
Class B	5,734	9,455
Class C	123,069	145,536
Asset Manager 20%%	44,645,657	77,740,992
Class I	175,832	229,164
Total	$45,383,867	$78,832,211
From net realized gain
Class A	$768,558	$1,200,191
Class T	397,712	630,164
Class B	28,963	64,097
Class C	580,212	839,473
Asset Manager 20%%	96,332,955	151,471,697
Class I	366,985	437,001
Total	$98,475,385	$154,642,623
Fidelity Asset Manager 30%%
From net investment income
Class A	$192,498	$294,578
Class T	80,618	119,614
Class B	2,403	4,113
Class C	95,672	121,872
Asset Manager 30%%	8,396,965	13,687,215
Class I	87,178	133,141
Total	$8,855,334	$14,360,533
From net realized gain
Class A	$367,407	$561,549
Class T	174,844	274,626
Class B	8,338	21,937
Class C	315,141	502,117
Asset Manager 30%%	12,937,540	21,489,587
Class I	139,018	240,640
Total	$13,942,288	$23,090,456
Fidelity Asset Manager 40%%
From net investment income
Class A	$286,323	$359,813
Class T	69,307	92,069
Class B	2,302	3,851
Class C	95,249	98,718
Asset Manager 40%%	9,549,530	13,653,307
Class I	188,876	135,199
Total	$10,191,587	$14,342,957
From net realized gain
Class A	$422,782	$758,501
Class T	119,403	244,124
Class B	6,236	33,171
Class C	255,795	470,384
Asset Manager 40%%	11,702,088	22,793,923
Class I	237,351	122,859
Total	$12,743,655	$24,422,962
Fidelity Asset Manager 50%%
From net investment income
Class A	$587,216	$896,424
Class T	213,490	320,881
Class B	10,130	13,923
Class C	183,284	196,715
Asset Manager 50%%	73,994,301	121,864,493
Class I	317,208	470,519
Total	$75,305,629	$123,762,955
From net realized gain
Class A	$2,670,933	$4,639,740
Class T	1,173,976	2,164,069
Class B	90,179	216,191
Class C	1,563,215	2,528,640
Asset Manager 50%%	281,226,959	511,052,903
Class I	1,221,841	2,101,067
Total	$287,947,103	$522,702,610
Fidelity Asset Manager 60%%
From net investment income
Class A	$778,039	$562,334
Class T	200,853	119,094
Class B	4,743	2,508
Class C	221,700	106,137
Asset Manager 60%%	22,576,101	16,510,467
Class I	271,551	174,917
Total	$24,052,987	$17,475,457
From net realized gain
Class A	$1,256,050	$2,600,794
Class T	390,635	734,414
Class B	26,625	77,323
Class C	720,526	1,338,769
Asset Manager 60%%	29,661,155	59,118,120
Class I	364,528	647,193
Total	$32,419,519	$64,516,613
Fidelity Asset Manager 70%%
From net investment income
Class A	$1,770,999	$1,479,841
Class T	473,868	367,575
Class C	294,415	171,602
Asset Manager 70%%	61,801,088	49,763,392
Class I	666,291	526,159
Total	$65,006,661	$52,308,569
From net realized gain
Class A	$5,163,635	$10,888,363
Class T	1,764,247	3,662,050
Class B	79,783	280,534
Class C	2,075,200	4,234,614
Asset Manager 70%%	143,806,358	283,051,294
Class I	1,591,206	3,091,422
Total	$154,480,429	$305,208,277
Fidelity Asset Manager 85%%
From net investment income
Class A	$762,308	$638,758
Class T	166,023	138,492
Class B	–	528
Class C	134,918	109,437
Asset Manager 85%%	18,879,814	16,718,884
Class I	478,105	555,363
Total	$20,421,168	$18,161,462
From net realized gain
Class A	$2,376,081	$5,458,131
Class T	691,330	1,508,615
Class B	46,652	188,215
Class C	1,239,853	2,602,764
Asset Manager 85%%	45,949,502	106,034,873
Class I	1,190,793	3,430,748
Total	$51,494,211	$119,223,346

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2016	Year ended September 30, 2015	Six months ended March 31, 2016	Year ended September 30, 2015
Fidelity Asset Manager 20%%
Class A
Shares sold	356,292	746,097	$4,544,706	$9,956,350
Reinvestment of distributions	80,987	124,579	1,027,418	1,642,519
Shares redeemed	(543,133)	(723,345)	(6,976,248)	(9,655,193)
Net increase (decrease)	(105,854)	147,331	$(1,404,124)	$1,943,676
Class T
Shares sold	212,224	258,937	$2,679,832	$3,439,733
Reinvestment of distributions	37,660	56,730	476,832	746,401
Shares redeemed	(220,114)	(383,129)	(2,803,687)	(5,111,207)
Net increase (decrease)	29,770	(67,462)	$352,977	$(925,073)
Class B
Shares sold	3,416	9,712	$44,275	$131,288
Reinvestment of distributions	2,649	5,332	33,498	69,994
Shares redeemed	(34,298)	(52,936)	(435,442)	(704,138)
Net increase (decrease)	(28,233)	(37,892)	$(357,669)	$(502,856)
Class C
Shares sold	306,355	665,471	$3,885,279	$8,823,506
Reinvestment of distributions	51,721	69,057	652,420	904,582
Shares redeemed	(298,639)	(461,220)	(3,820,340)	(6,103,241)
Net increase (decrease)	59,437	273,308	$717,359	$3,624,847
Asset Manager 20%%
Shares sold	24,431,930	65,610,662	$312,751,820	$877,776,600
Reinvestment of distributions	10,749,714	16,814,774	136,616,418	222,136,126
Shares redeemed	(36,885,384)	(83,278,711)	(472,078,827)	(1,112,228,717)
Net increase (decrease)	(1,703,740)	(853,275)	$(22,710,589)	$(12,315,991)
Class I
Shares sold	653,231	484,278	$8,341,569	$6,457,610
Reinvestment of distributions	37,450	42,280	475,438	558,198
Shares redeemed	(344,847)	(307,045)	(4,434,931)	(4,109,960)
Net increase (decrease)	345,834	219,513	$4,382,076	$2,905,848
Fidelity Asset Manager 30%%
Class A
Shares sold	393,951	853,322	$4,036,929	$9,065,272
Reinvestment of distributions	54,960	80,715	554,896	844,570
Shares redeemed	(280,412)	(893,789)	(2,827,159)	(9,529,338)
Net increase (decrease)	168,499	40,248	$1,764,666	$380,504
Class T
Shares sold	144,519	385,571	$1,459,479	$4,073,097
Reinvestment of distributions	25,309	36,882	255,266	385,610
Shares redeemed	(118,039)	(261,013)	(1,192,157)	(2,776,818)
Net increase (decrease)	51,789	161,440	$522,588	$1,681,889
Class B
Shares sold	752	1,788	$7,417	$19,117
Reinvestment of distributions	975	2,278	9,826	23,743
Shares redeemed	(5,117)	(32,079)	(51,673)	(339,935)
Net increase (decrease)	(3,390)	(28,013)	$(34,430)	$(297,075)
Class C
Shares sold	477,487	630,104	$4,782,600	$6,639,825
Reinvestment of distributions	40,159	58,821	403,257	611,625
Shares redeemed	(287,585)	(347,269)	(2,901,422)	(3,661,220)
Net increase (decrease)	230,061	341,656	$2,284,435	$3,590,230
Asset Manager 30%%
Shares sold	12,041,040	23,785,715	$121,956,552	$252,662,602
Reinvestment of distributions	2,070,841	3,282,171	20,898,912	34,365,864
Shares redeemed	(10,183,609)	(17,404,776)	(103,174,334)	(184,472,239)
Net increase (decrease)	3,928,272	9,663,110	$39,681,130	$102,556,227
Class I
Shares sold	146,633	335,946	$1,485,302	$3,528,015
Reinvestment of distributions	21,895	34,537	221,125	361,452
Shares redeemed	(179,179)	(316,121)	(1,823,181)	(3,344,953)
Net increase (decrease)	(10,651)	54,362	$(116,754)	$544,514
Fidelity Asset Manager 40%%
Class A
Shares sold	828,039	1,116,769	$8,643,975	$12,149,561
Reinvestment of distributions	67,426	103,020	698,881	1,101,245
Shares redeemed	(356,567)	(559,060)	(3,708,776)	(6,082,756)
Net increase (decrease)	538,898	660,729	$5,634,080	$7,168,050
Class T
Shares sold	322,941	234,916	$3,300,621	$2,551,039
Reinvestment of distributions	15,825	27,375	163,815	292,035
Shares redeemed	(223,140)	(122,917)	(2,306,140)	(1,340,250)
Net increase (decrease)	115,626	139,374	$1,158,296	$1,502,824
Class B
Shares sold	–	11,716	$–	$126,419
Reinvestment of distributions	822	3,470	8,538	36,989
Shares redeemed	(16,043)	(65,134)	(169,352)	(715,694)
Net increase (decrease)	(15,221)	(49,948)	$(160,814)	$(552,286)
Class C
Shares sold	326,897	683,962	$3,390,196	$7,420,049
Reinvestment of distributions	32,400	50,956	334,305	541,553
Shares redeemed	(272,522)	(292,603)	(2,794,074)	(3,165,742)
Net increase (decrease)	86,775	442,315	$930,427	$4,795,860
Asset Manager 40%%
Shares sold	13,857,466	34,882,809	$143,807,112	$379,867,945
Reinvestment of distributions	2,014,907	3,354,318	20,881,299	35,864,255
Shares redeemed	(10,596,173)	(20,144,864)	(109,546,003)	(218,505,343)
Net increase (decrease)	5,276,200	18,092,263	$55,142,408	$197,226,857
Class I
Shares sold	683,837	1,745,203	$6,930,199	$19,036,090
Reinvestment of distributions	20,777	19,385	215,350	207,753
Shares redeemed	(1,032,529)	(223,724)	(10,517,975)	(2,428,106)
Net increase (decrease)	(327,915)	1,540,864	$(3,372,426)	$16,815,737
Fidelity Asset Manager 50%%
Class A
Shares sold	553,110	995,727	$8,863,712	$17,214,908
Reinvestment of distributions	199,204	319,912	3,174,267	5,391,212
Shares redeemed	(713,861)	(1,005,953)	(11,271,271)	(17,414,256)
Net increase (decrease)	38,453	309,686	$766,708	$5,191,864
Class T
Shares sold	227,277	490,870	$3,693,740	$8,542,221
Reinvestment of distributions	86,506	145,961	1,377,377	2,455,630
Shares redeemed	(225,437)	(575,251)	(3,611,818)	(9,990,007)
Net increase (decrease)	88,346	61,580	$1,459,299	$1,007,844
Class B
Shares sold	7,791	8,290	$124,622	$142,493
Reinvestment of distributions	5,078	11,444	80,729	192,095
Shares redeemed	(22,930)	(70,896)	(363,810)	(1,227,688)
Net increase (decrease)	(10,061)	(51,162)	$(158,459)	$(893,100)
Class C
Shares sold	360,426	775,317	$5,719,644	$13,336,211
Reinvestment of distributions	101,363	147,470	1,603,945	2,466,082
Shares redeemed	(375,723)	(496,465)	(6,045,827)	(8,585,737)
Net increase (decrease)	86,066	426,322	$1,277,762	$7,216,556
Asset Manager 50%%
Shares sold	23,477,689	47,441,827	$380,351,876	$826,782,885
Reinvestment of distributions	21,563,854	36,356,893	344,966,849	614,842,843
Shares redeemed	(45,568,878)	(66,529,083)	(733,907,084)	(1,158,852,052)
Net increase (decrease)	(527,335)	17,269,637	$(8,588,359)	$282,773,676
Class I
Shares sold	620,590	692,682	$9,982,642	$11,771,865
Reinvestment of distributions	94,310	148,759	1,505,913	2,511,698
Shares redeemed	(470,238)	(660,383)	(7,627,249)	(11,497,625)
Net increase (decrease)	244,662	181,058	$3,861,306	$2,785,938
Fidelity Asset Manager 60%%
Class A
Shares sold	606,726	1,262,838	$6,402,736	$14,280,308
Reinvestment of distributions	192,249	286,389	2,007,080	3,113,048
Shares redeemed	(581,193)	(1,097,074)	(6,100,324)	(12,316,709)
Net increase (decrease)	217,782	452,153	$2,309,492	$5,076,647
Class T
Shares sold	157,568	404,420	$1,692,379	$4,562,966
Reinvestment of distributions	55,076	76,931	572,790	833,160
Shares redeemed	(131,293)	(231,017)	(1,383,977)	(2,593,790)
Net increase (decrease)	81,351	250,334	$881,192	$2,802,336
Class B
Shares sold	–	2,635	$–	$29,605
Reinvestment of distributions	2,647	6,746	27,789	73,534
Shares redeemed	(28,134)	(38,517)	(297,934)	(435,624)
Net increase (decrease)	(25,487)	(29,136)	$(270,145)	$(332,485)
Class C
Shares sold	380,084	835,749	$3,913,935	$9,342,652
Reinvestment of distributions	89,391	131,144	921,624	1,409,801
Shares redeemed	(332,140)	(352,870)	(3,406,830)	(3,913,793)
Net increase (decrease)	137,335	614,023	$1,428,729	$6,838,660
Asset Manager 60%%
Shares sold	14,588,307	32,106,770	$154,665,175	$364,754,466
Reinvestment of distributions	4,947,085	6,877,984	51,746,504	74,901,251
Shares redeemed	(12,070,218)	(21,774,879)	(126,761,316)	(246,451,907)
Net increase (decrease)	7,465,174	17,209,875	$79,650,363	$193,203,810
Class I
Shares sold	256,173	478,598	$2,656,489	$5,335,988
Reinvestment of distributions	57,560	68,910	602,654	751,123
Shares redeemed	(107,786)	(305,046)	(1,135,613)	(3,483,879)
Net increase (decrease)	205,947	242,462	$2,123,530	$2,603,232
Fidelity Asset Manager 70%%
Class A
Shares sold	678,876	1,332,746	$12,590,542	$27,135,293
Reinvestment of distributions	360,252	612,690	6,607,015	11,873,923
Shares redeemed	(705,067)	(1,534,000)	(13,078,858)	(31,230,002)
Net increase (decrease)	334,061	411,436	$6,118,699	$7,779,214
Class T
Shares sold	148,261	401,372	$2,772,945	$8,181,756
Reinvestment of distributions	117,377	197,690	2,156,218	3,837,168
Shares redeemed	(329,028)	(443,958)	(6,055,856)	(9,069,742)
Net increase (decrease)	(63,390)	155,104	$(1,126,693)	$2,949,182
Class B
Shares sold	2,120	4,258	$38,135	$89,578
Reinvestment of distributions	3,944	13,435	73,710	263,858
Shares redeemed	(37,508)	(87,448)	(708,798)	(1,793,956)
Net increase (decrease)	(31,444)	(69,755)	$(596,953)	$(1,440,520)
Class C
Shares sold	251,502	536,592	$4,689,501	$10,869,717
Reinvestment of distributions	121,833	211,320	2,230,769	4,089,035
Shares redeemed	(233,625)	(533,287)	(4,306,024)	(10,812,202)
Net increase (decrease)	139,710	214,625	$2,614,246	$4,146,550
Asset Manager 70%%
Shares sold	12,760,430	30,387,652	$238,460,585	$619,467,666
Reinvestment of distributions	11,023,414	16,897,410	202,279,654	327,640,788
Shares redeemed	(12,313,057)	(24,123,037)	(228,728,895)	(490,668,534)
Net increase (decrease)	11,470,787	23,162,025	$212,011,344	$456,439,920
Class I
Shares sold	321,567	714,757	$5,925,171	$14,467,398
Reinvestment of distributions	119,411	181,334	2,192,381	3,519,697
Shares redeemed	(558,912)	(546,838)	(10,425,852)	(11,076,556)
Net increase (decrease)	(117,934)	349,253	$(2,308,300)	$6,910,539
Fidelity Asset Manager 85%%
Class A
Shares sold	680,807	942,082	$10,478,891	$15,917,741
Reinvestment of distributions	203,532	377,235	3,095,723	6,024,439
Shares redeemed	(474,308)	(818,764)	(7,149,930)	(13,824,831)
Net increase (decrease)	410,031	500,553	$6,424,684	$8,117,349
Class T
Shares sold	198,043	476,876	$3,022,878	$7,982,251
Reinvestment of distributions	56,275	102,375	852,009	1,628,792
Shares redeemed	(91,901)	(347,482)	(1,377,551)	(5,749,178)
Net increase (decrease)	162,417	231,769	$2,497,336	$3,861,865
Class B
Shares sold	1,424	2,884	$20,364	$48,001
Reinvestment of distributions	2,868	11,206	43,908	179,408
Shares redeemed	(19,061)	(54,470)	(296,251)	(920,906)
Net increase (decrease)	(14,769)	(40,380)	$(231,979)	$(693,497)
Class C
Shares sold	280,882	666,847	$4,254,878	$11,024,242
Reinvestment of distributions	90,560	169,095	1,359,303	2,668,325
Shares redeemed	(181,657)	(320,657)	(2,748,886)	(5,302,536)
Net increase (decrease)	189,785	515,285	$2,865,295	$8,390,031
Asset Manager 85%%
Shares sold	7,479,896	21,052,151	$115,951,427	$358,458,962
Reinvestment of distributions	4,184,448	7,541,136	64,063,900	121,186,062
Shares redeemed	(7,424,402)	(22,383,027)	(114,875,976)	(379,093,460)
Net increase (decrease)	4,239,942	6,210,260	$65,139,351	$100,551,564
Class I
Shares sold	264,435	1,017,644	$4,066,642	$16,957,219
Reinvestment of distributions	107,226	225,394	1,637,339	3,610,804
Shares redeemed	(511,789)	(1,101,788)	(8,212,689)	(18,463,501)
Net increase (decrease)	(140,128)	141,250	$(2,508,708)	$2,104,522

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares held
Fidelity Asset Manager 60%%	31%

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period October 1, 2015 to March 31, 2016-B
Fidelity Asset Manager 20%
Class A	.83%
Actual		$1,000.00	$1,024.00	$4.20
Hypothetical-C		$1,000.00	$1,020.85	$4.19
Class T	1.10%
Actual		$1,000.00	$1,022.70	$5.56
Hypothetical-C		$1,000.00	$1,019.50	$5.55
Class B	1.58%
Actual		$1,000.00	$1,020.00	$7.98
Hypothetical-C		$1,000.00	$1,017.10	$7.97
Class C	1.59%
Actual		$1,000.00	$1,020.20	$8.03
Hypothetical-C		$1,000.00	$1,017.05	$8.02
Asset Manager 20%	.52%
Actual		$1,000.00	$1,026.30	$2.63
Hypothetical-C		$1,000.00	$1,022.40	$2.63
Class I	.57%
Actual		$1,000.00	$1,025.50	$2.89
Hypothetical-C		$1,000.00	$1,022.15	$2.88
Fidelity Asset Manager 30%
Class A	.85%
Actual		$1,000.00	$1,029.50	$4.31
Hypothetical-C		$1,000.00	$1,020.75	$4.29
Class T	1.12%
Actual		$1,000.00	$1,028.20	$5.68
Hypothetical-C		$1,000.00	$1,019.40	$5.65
Class B	1.62%
Actual		$1,000.00	$1,025.50	$8.20
Hypothetical-C		$1,000.00	$1,016.90	$8.17
Class C	1.61%
Actual		$1,000.00	$1,025.80	$8.15
Hypothetical-C		$1,000.00	$1,016.95	$8.12
Asset Manager 30%	.53%
Actual		$1,000.00	$1,030.20	$2.69
Hypothetical-C		$1,000.00	$1,022.35	$2.68
Class I	.59%
Actual		$1,000.00	$1,030.00	$2.99
Hypothetical-C		$1,000.00	$1,022.05	$2.98
Fidelity Asset Manager 40%
Class A	.84%
Actual		$1,000.00	$1,033.20	$4.27
Hypothetical-C		$1,000.00	$1,020.80	$4.24
Class T	1.12%
Actual		$1,000.00	$1,031.80	$5.69
Hypothetical-C		$1,000.00	$1,019.40	$5.65
Class B	1.59%
Actual		$1,000.00	$1,029.50	$8.07
Hypothetical-C		$1,000.00	$1,017.05	$8.02
Class C	1.61%
Actual		$1,000.00	$1,029.20	$8.17
Hypothetical-C		$1,000.00	$1,016.95	$8.12
Asset Manager 40%	.54%
Actual		$1,000.00	$1,034.80	$2.75
Hypothetical-C		$1,000.00	$1,022.30	$2.73
Class I	.60%
Actual		$1,000.00	$1,034.20	$3.05
Hypothetical-C		$1,000.00	$1,022.00	$3.03
Fidelity Asset Manager 50%
Class A	.96%
Actual		$1,000.00	$1,035.80	$4.89
Hypothetical-C		$1,000.00	$1,020.20	$4.85
Class T	1.22%
Actual		$1,000.00	$1,034.40	$6.20
Hypothetical-C		$1,000.00	$1,018.90	$6.16
Class B	1.70%
Actual		$1,000.00	$1,032.30	$8.64
Hypothetical-C		$1,000.00	$1,016.50	$8.57
Class C	1.72%
Actual		$1,000.00	$1,032.00	$8.74
Hypothetical-C		$1,000.00	$1,016.40	$8.67
Asset Manager 50%	.65%
Actual		$1,000.00	$1,037.30	$3.31
Hypothetical-C		$1,000.00	$1,021.75	$3.29
Class I	.70%
Actual		$1,000.00	$1,037.20	$3.57
Hypothetical-C		$1,000.00	$1,021.50	$3.54
Fidelity Asset Manager 60%
Class A	1.03%
Actual		$1,000.00	$1,039.30	$5.25
Hypothetical-C		$1,000.00	$1,019.85	$5.20
Class T	1.29%
Actual		$1,000.00	$1,036.90	$6.57
Hypothetical-C		$1,000.00	$1,018.55	$6.51
Class B	1.80%
Actual		$1,000.00	$1,035.50	$9.16
Hypothetical-C		$1,000.00	$1,016.00	$9.07
Class C	1.78%
Actual		$1,000.00	$1,035.30	$9.06
Hypothetical-C		$1,000.00	$1,016.10	$8.97
Asset Manager 60%	.71%
Actual		$1,000.00	$1,039.60	$3.62
Hypothetical-C		$1,000.00	$1,021.45	$3.59
Class I	.75%
Actual		$1,000.00	$1,040.20	$3.83
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Fidelity Asset Manager 70%
Class A	1.02%
Actual		$1,000.00	$1,040.90	$5.20
Hypothetical-C		$1,000.00	$1,019.90	$5.15
Class T	1.28%
Actual		$1,000.00	$1,039.50	$6.53
Hypothetical-C		$1,000.00	$1,018.60	$6.46
Class B	1.88%
Actual		$1,000.00	$1,036.50	$9.57
Hypothetical-C		$1,000.00	$1,015.60	$9.47
Class C	1.78%
Actual		$1,000.00	$1,036.90	$9.06
Hypothetical-C		$1,000.00	$1,016.10	$8.97
Asset Manager 70%	.71%
Actual		$1,000.00	$1,042.60	$3.63
Hypothetical-C		$1,000.00	$1,021.45	$3.59
Class I	.74%
Actual		$1,000.00	$1,042.10	$3.78
Hypothetical-C		$1,000.00	$1,021.30	$3.74
Fidelity Asset Manager 85%
Class A	1.05%
Actual		$1,000.00	$1,044.90	$5.37
Hypothetical-C		$1,000.00	$1,019.75	$5.30
Class T	1.32%
Actual		$1,000.00	$1,043.70	$6.74
Hypothetical-C		$1,000.00	$1,018.40	$6.66
Class B	1.84%
Actual		$1,000.00	$1,040.70	$9.39
Hypothetical-C		$1,000.00	$1,015.80	$9.27
Class C	1.80%
Actual		$1,000.00	$1,041.40	$9.19
Hypothetical-C		$1,000.00	$1,016.00	$9.07
Asset Manager 85%	.74%
Actual		$1,000.00	$1,046.40	$3.79
Hypothetical-C		$1,000.00	$1,021.30	$3.74
Class I	.75%
Actual		$1,000.00	$1,046.20	$3.84
Hypothetical-C		$1,000.00	$1,021.25	$3.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .10%.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	14,943,915,330.95	96.336
Withheld	568,375,299.84	3.664
TOTAL	15,512,290,630.79	100.000
John Engler
Affirmative	14,882,992,640.02	95.944
Withheld	629,297,990.77	4.056
TOTAL	15,512,290,630.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,876,209,021.25	95.900
Withheld	636,081,609.54	4.100
TOTAL	15,512,290,630.79	100.000
Robert F. Gartland
Affirmative	14,911,998,079.07	96.131
Withheld	600,292,551.72	3.869
TOTAL	15,512,290,630.79	100.000
Abigail P. Johnson
Affirmative	14,938,566,748.36	96.302
Withheld	573,723,882.43	3.698
TOTAL	15,512,290,630.79	100.000
Arthur E. Johnson
Affirmative	14,924,734,316.31	96.213
Withheld	587,556,314.48	3.787
TOTAL	15,512,290,630.79	100.000
Michael E. Kenneally
Affirmative	14,957,076,322.58	96.421
Withheld	555,214,308.21	3.579
TOTAL	15,512,290,630.79	100.000
James H. Keyes
Affirmative	14,883,069,701.12	95.944
Withheld	629,220,929.67	4.056
TOTAL	15,512,290,630.79	100.000
Marie L. Knowles
Affirmative	14,926,474,549.99	96.224
Withheld	585,816,080.80	3.776
TOTAL	15,512,290,630.79	100.000
Geoffrey A. von Kuhn
Affirmative	14,911,889,870.77	96.130
Withheld	600,400,760.02	3.870
TOTAL	15,512,290,630.79	100.000
Proposal 1 reflects trust wide proposal and voting results.

AR-SANN-0516
1.878280.108

Fidelity® Series Broad Market Opportunities Fund Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the Fund’s pro-rata share of the investments of Fidelity’s Equity Central Funds.

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.2	2.3
General Electric Co.	1.5	1.3
Medtronic PLC	1.3	1.2
Amazon.com, Inc.	1.3	1.1
Alphabet, Inc. Class C	1.2	1.1
Procter & Gamble Co.	1.2	0.9
Facebook, Inc. Class A	1.1	1.0
Alphabet, Inc. Class A	1.1	1.0
Berkshire Hathaway, Inc. Class B	1.0	0.9
Visa, Inc. Class A	1.0	0.9
	12.9

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stocks	96.7%
Convertible Securities	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

As of September 30, 2015
Stocks	96.8%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

At period end, investments in foreign securities including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 16.6% of net assets.

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	7,032	$1,709,848
Fidelity Consumer Staples Central Fund (a)	5,769	1,314,882
Fidelity Energy Central Fund (a)	8,733	917,002
Fidelity Financials Central Fund (a)	33,567	2,703,819
Fidelity Health Care Central Fund (a)	6,211	1,951,782
Fidelity Industrials Central Fund (a)	6,465	1,520,381
Fidelity Information Technology Central Fund (a)	10,637	3,046,821
Fidelity Materials Central Fund (a)	2,200	440,420
Fidelity Telecom Services Central Fund (a)	2,325	423,794
Fidelity Utilities Central Fund (a)	3,382	545,619
TOTAL EQUITY CENTRAL FUNDS
(Cost $11,397,636)		14,574,368
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $11,397,636)		14,574,368
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(22,360)
NET ASSETS - 100%		$14,552,008

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$13,892
Fidelity Consumer Staples Central Fund	16,036
Fidelity Energy Central Fund	8,097
Fidelity Financials Central Fund	26,072
Fidelity Health Care Central Fund	7,858
Fidelity Industrials Central Fund	11,576
Fidelity Information Technology Central Fund	9,620
Fidelity Materials Central Fund	4,928
Fidelity Telecom Services Central Fund	4,159
Fidelity Utilities Central Fund	7,117
Total	$109,355

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$1,913,792	$113,080	$394,198	$1,709,848	0.1%
Fidelity Consumer Staples Central Fund	1,271,398	112,191	227,334	1,314,882	0.1%
Fidelity Energy Central Fund	960,413	138,655	195,998	917,002	0.1%
Fidelity Financials Central Fund	2,996,417	222,965	515,263	2,703,819	0.1%
Fidelity Health Care Central Fund	2,189,010	276,445	456,280	1,951,782	0.1%
Fidelity Industrials Central Fund	1,498,749	52,465	210,704	1,520,381	0.1%
Fidelity Information Technology Central Fund	3,052,677	158,016	466,318	3,046,821	0.1%
Fidelity Materials Central Fund	460,855	24,001	75,077	440,420	0.1%
Fidelity Telecom Services Central Fund	333,950	68,918	39,657	423,794	0.1%
Fidelity Utilities Central Fund	520,836	40,165	74,214	545,619	0.1%
Total	$15,198,097	$1,206,901	$2,655,043	$14,574,368

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The information in the following table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.4%
Ireland	3.4%
Cayman Islands	2.2%
United Kingdom	1.7%
Netherlands	1.6%
Switzerland	1.2%
Bermuda	1.0%
Others (Individually Less Than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investments in Fidelity Central Funds (cost $11,397,636)		$14,574,368
Cash		7
Receivable for investments sold		416,775
Prepaid expenses		17
Receivable from investment adviser for expense reductions		813
Other receivables		202
Total assets		14,992,182
Liabilities
Payable for investments purchased	$45
Payable for fund shares redeemed	410,311
Accrued management fee	6,789
Other affiliated payables	1,870
Other payables and accrued expenses	21,159
Total liabilities		440,174
Net Assets		$14,552,008
Net Assets consist of:
Paid in capital		$12,995,347
Undistributed net investment income		10,698
Accumulated undistributed net realized gain (loss) on investments		(1,630,769)
Net unrealized appreciation (depreciation) on investments		3,176,732
Net Assets, for 1,019,415 shares outstanding		$14,552,008
Net Asset Value, offering price and redemption price per share ($14,552,008 ÷ 1,019,415 shares)		$14.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Income from Fidelity Central Funds		$109,355
Expenses
Management fee	$41,253
Transfer agent fees	13,838
Accounting fees and expenses	2,919
Custodian fees and expenses	4,726
Independent trustees' compensation	32
Registration fees	68
Audit	19,103
Legal	35
Miscellaneous	136
Total expenses before reductions	82,110
Expense reductions	(7,118)	74,992
Net investment income (loss)		34,363
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(27,503)
Total net realized gain (loss)		(27,503)
Change in net unrealized appreciation (depreciation) on investment securities		851,916
Net gain (loss)		824,413
Net increase (decrease) in net assets resulting from operations		$858,776

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,363	$60,033
Net realized gain (loss)	(27,503)	(3,072)
Change in net unrealized appreciation (depreciation)	851,916	(501,343)
Net increase (decrease) in net assets resulting from operations	858,776	(444,382)
Distributions to shareholders from net investment income	(62,043)	(64,587)
Distributions to shareholders from net realized gain	(619,409)	(916,756)
Total distributions	(681,452)	(981,343)
Share transactions
Proceeds from sales of shares	1,882,593	5,805,706
Reinvestment of distributions	681,452	981,344
Cost of shares redeemed	(3,359,067)	(5,196,521)
Net increase (decrease) in net assets resulting from share transactions	(795,022)	1,590,529
Total increase (decrease) in net assets	(617,698)	164,804
Net Assets
Beginning of period	15,169,706	15,004,902
End of period (including undistributed net investment income of $10,698 and undistributed net investment income of $38,378, respectively)	$14,552,008	$15,169,706
Other Information
Shares
Sold	133,645	377,315
Issued in reinvestment of distributions	47,956	66,577
Redeemed	(232,497)	(333,650)
Net increase (decrease)	(50,896)	110,242

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Broad Market Opportunities Fund

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.17	$15.63	$13.61	$11.11	$8.65	$8.95
Income from Investment Operations
Net investment income (loss)A	.03	.06	.07	.08	.07	.03
Net realized and unrealized gain (loss)	.74	(.50)	2.15	2.50	2.44	(.28)
Total from investment operations	.77	(.44)	2.22	2.58	2.51	(.25)
Distributions from net investment income	(.06)	(.07)	(.06)	(.07)	(.04)	(.04)
Distributions from net realized gain	(.61)	(.95)	(.14)	(.01)	–B	(.01)
Total distributions	(.67)	(1.02)	(.20)	(.08)	(.05)C	(.05)
Net asset value, end of period	$14.27	$14.17	$15.63	$13.61	$11.11	$8.65
Total ReturnD,E	5.45%	(3.08)%	16.46%	23.39%	29.07%	(2.91)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%H	1.04%	1.09%	1.40%	1.87%	1.92%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	.99%	1.00%	.98%	.98%	.98%
Net investment income (loss)	.46%H	.38%	.44%	.66%	.64%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$14,552	$15,170	$15,005	$7,500	$5,131	$3,524
Portfolio turnover rateI	16%H	23%	18%	28%	36%	39%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.004 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Series Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery Restricted Securities Foreign Securities	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds).

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,384,938
Gross unrealized depreciation	(208,206)
Net unrealized appreciation (depreciation) on securities	$3,176,732
Tax cost	$11,397,636

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $1,206,901 and $2,655,043, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $6,896.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund and the Equity Central Funds include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $167 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $55.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Actual	1.00%	$1,000.00	$1,054.50	$5.14
Hypothetical-C		$1,000.00	$1,020.00	$5.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	14,943,915,330.95	96.336
Withheld	568,375,299.84	3.664
TOTAL	15,512,290,630.79	100.000
John Engler
Affirmative	14,882,992,640.02	95.944
Withheld	629,297,990.77	4.056
TOTAL	15,512,290,630.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,876,209,021.25	95.900
Withheld	636,081,609.54	4.100
TOTAL	15,512,290,630.79	100.000
Robert F. Gartland
Affirmative	14,911,998,079.07	96.131
Withheld	600,292,551.72	3.869
TOTAL	15,512,290,630.79	100.000
Abigail P. Johnson
Affirmative	14,938,566,748.36	96.302
Withheld	573,723,882.43	3.698
TOTAL	15,512,290,630.79	100.000
Arthur E. Johnson
Affirmative	14,924,734,316.31	96.213
Withheld	587,556,314.48	3.787
TOTAL	15,512,290,630.79	100.000
Michael E. Kenneally
Affirmative	14,957,076,322.58	96.421
Withheld	555,214,308.21	3.579
TOTAL	15,512,290,630.79	100.000
James H. Keyes
Affirmative	14,883,069,701.12	95.944
Withheld	629,220,929.67	4.056
TOTAL	15,512,290,630.79	100.000
Marie L. Knowles
Affirmative	14,926,474,549.99	96.224
Withheld	585,816,080.80	3.776
TOTAL	15,512,290,630.79	100.000
Geoffrey A. von Kuhn
Affirmative	14,911,889,870.77	96.130
Withheld	600,400,760.02	3.870
TOTAL	15,512,290,630.79	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

BMO-SANN-0516
1.848240.108

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2016